UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                     Date of reporting period: June 30, 2006
                     --------------------------------------

Item 1.  Reports to Stockholders.




                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds






Semiannual Report                                      Standish Mellon
                                                       Enhanced Yield Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                             Expenses Paid
                                                        Beginning                   Ending                  During Period(+)
                                                      Account Value             Account Value               January 1, 2006
                                                     January 1, 2006            June 30, 2006              to June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00                 $1,023.40                      $1.25
Hypothetical (5% return
per year before expenses)                               $1,000.00                 $1,023.55                      $1.25

-------------------------

(+) Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund
--------------------------------------------------------------------------------

              Portfolio Information as of June 30, 2006 (Unaudited)

                                                        Percentage of
Economic Sector Allocation                               Investments
--------------------------------------------------------------------------------
Treasury/Agency                                             5.0%
Credit                                                      5.5
Floating rate credit                                       27.1
Asset-Backed                                               20.0
Floating rate asset-backed                                 33.5
CMBS                                                        1.4
Cash & equivalents                                          7.5
                                                          -----
                                                          100.0%

                                                                                          Percentage of
Top Ten Holdings*                                               Rate        Maturity       Investments
------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust 2004-A1 A1                  2.550       1/20/2009         3.9%
Wachovia Corp.                                                  5.384       7/20/2007         3.2
Residential Asset Securities Corp. 2005-EMX2 A2                 5.483       7/25/2035         3.2
Wells Fargo & Co.                                               5.220       3/10/2008         3.2
Fremont Home Loan Trust 2006-1 M1                               5.643       4/25/2036         3.2
Countrywide Alternative Loan Trust 2006-6CB 1A2                 5.500       5/25/2036         3.1
Countrywide Alternative Loan Trust 2005-65CB 1A5                5.500       1/25/2036         3.1
Morgan Stanley                                                  5.800       4/1/2007          3.0
HBOS Treasury Services PLC 144A                                 5.125       1/12/2007         2.8
CIT Group, Inc.                                                 5.837       9/22/2006         2.8
                                                                                            -----
                                                                                             31.5%

* Excluding short-term investments and investment of cash collateral.

Summary of Combined Ratings
-------------------------------------------------------------------------

                                                        Percentage of
Quality Breakdown                                        Investments
-------------------------------------------------------------------------
AAA and higher                                             46.2%
AA                                                         20.4
A                                                          15.4
BBB                                                        10.6
P1                                                          6.5
P2                                                          0.9
                                                          -----
   Total                                                  100.0%


Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

The Standish Mellon Enhanced Yield Fund invests all of its investable assets in an interest of the Standish Mellon Enhanced Yield Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investment in Standish Mellon Enhanced Yield Portfolio (Portfolio), at value (Note 1A)                               $31,328,360
Receivable for Fund shares sold                                                                                          914,894
Prepaid expenses                                                                                                           1,138
                                                                                                                     -----------
    Total assets                                                                                                      32,244,392

Liabilities
  Distributions payable                                                                            $ 27,212
  Accrued chief compliance officer fees (Note 2)                                                        275
  Accrued transfer agent fees (Note 2)                                                                2,254
  Accrued professional fees                                                                          10,659
  Accrued trustees' fees and expenses (Note 2)                                                          492
  Accrued shareholder reporting expense (Note 2)                                                      1,436
  Other accrued expenses and liabilities                                                              2,580
                                                                                                   --------
    Total liabilities                                                                                                     44,908
                                                                                                                     -----------
Net Assets                                                                                                           $32,199,484
                                                                                                                     ===========

Net Assets consist of:
  Paid-in capital                                                                                                    $34,801,324
  Accumulated net realized loss                                                                                       (2,442,653)
  Net investment loss                                                                                                    (15,117)
  Net unrealized depreciation                                                                                           (144,070)
                                                                                                                     -----------
Total Net Assets                                                                                                     $32,199,484
                                                                                                                     ===========

Shares of beneficial interest outstanding                                                                              1,678,225
                                                                                                                     ===========

Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                    $     19.19
                                                                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income allocated from Portfolio                                                                           $   761,282
  Dividend income from affiliated investments                                                                             41,181
  Expenses allocated from Portfolio                                                                                      (44,145)
                                                                                                                     -----------
    Net investment income allocated from Portfolio                                                                       758,318

Expenses
  Registration fees                                                                                $  8,570
  Professional fees                                                                                  13,395
  Transfer agent fees (Note 2)                                                                        4,476
  Administrative services fee (Note 2)                                                                1,900
  Trustees' fees (Note 2)                                                                               992
  Insurance expense                                                                                     404
  Chief compliance officer expense (Note 2)                                                           1,905
  Miscellaneous expenses                                                                              3,568
                                                                                                   --------
                                                                                                     35,210
  Deduct:
    Reimbursement of Fund operating expenses (Note 2)                                               (35,210)
                                                                                                   --------
      Net expenses                                                                                                            --
                                                                                                                     -----------
        Net investment income                                                                                            758,318
                                                                                                                     -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                                     (98,825)
    Financial futures transactions                                                                   14,434
                                                                                                   --------
      Net realized gain (loss)                                                                                           (84,391)
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments                                                                                     132,744
    Financial futures contracts                                                                      17,639
                                                                                                   --------
      Net change in unrealized appreciation (depreciation)                                                               150,383
                                                                                                                     -----------
  Net realized and unrealized gain (loss) on investments                                                                  65,992
                                                                                                                     -----------

Net Increase in Net Assets from Operations                                                                             $ 824,310
                                                                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                       Standish Mellon Enhanced Yield Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                           For the
                                                                                       Six Months Ended               For the
                                                                                        June 30, 2006                Year Ended
                                                                                         (Unaudited)             December 31, 2005
                                                                                       ----------------          -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                                 $   758,318                 $  1,886,132
  Net realized gain (loss)                                                                  (84,391)                    (301,054)
  Change in net unrealized appreciation (depreciation)                                      150,383                     (109,258)
                                                                                        -----------                 ------------
  Net increase (decrease) in net assets from investment operations                          824,310                    1,475,820
                                                                                        -----------                 ------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                               (773,435)                  (1,940,395)
                                                                                        -----------                 ------------
  Total distributions to shareholders                                                      (773,435)                  (1,940,395)
                                                                                        -----------                 ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                        1,420,000                   15,151,988
  Value of shares issued to shareholders in reinvestment of distributions                   635,764                    1,492,509
  Cost of shares redeemed                                                                (8,566,512)                 (44,750,190)
                                                                                        -----------                 ------------
  Net increase (decrease) in net assets from Fund share transactions                     (6,510,748)                 (28,105,693)
                                                                                        -----------                 ------------

Total Increase (Decrease) in Net Assets                                                  (6,459,873)                 (28,570,268)

Net Assets
  At beginning of period                                                                 38,659,357                   67,229,625
                                                                                        -----------                 ------------
  At end of period [including distributions in excess of
    net investment income and undistributed net
    investment income gain (loss) of ($15,117) and $0]                                  $32,199,484                  $38,659,357
                                                                                        ===========                 ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund


                              Financial Highlights
--------------------------------------------------------------------------------

                                                           For the
                                                      Six Months Ended                   Year Ended December 31,
                                                       June 30, 2006     -----------------------------------------------------------
                                                         (Unaudited)       2005        2004        2003        2002        2001
                                                          ---------      --------    --------    --------    --------    --------
Net Asset Value, Beginning of the period                  $  19.16       $  19.32    $  19.48    $  19.55    $  19.55    $  19.36
                                                          ---------      --------    --------    --------    --------    --------

From Operations:
  Net investment income* (a)                                  0.41           0.62        0.27        0.31        0.58        0.95
  Net realized and unrealized
    gain (loss) on investments                                0.03          (0.11)      (0.12)      (0.04)       0.03        0.21
                                                          ---------      --------    --------    --------    --------    --------

Total from investment operations                              0.44           0.51        0.15        0.27        0.61        1.16
                                                          ---------      --------    --------    --------    --------    --------

Less Distributions to Shareholders:
  From net investment income                                 (0.41)         (0.67)      (0.31)      (0.34)      (0.61)      (0.97)
                                                          ---------      --------    --------    --------    --------    --------
  Total distributions to shareholders                        (0.41)         (0.67)      (0.31)      (0.34)      (0.61)      (0.97)
                                                          ---------      --------    --------    --------    --------    --------
Net Asset Value, End of Period                            $  19.19       $  19.16    $  19.32    $  19.48    $  19.55    $  19.55
                                                          =========      ========    ========    ========    ========    ========

Total Return (b)                                              2.34%          2.66%       0.75%       1.48%       3.14%       6.14%

Ratios/Supplemental Data:
  Expenses (to average daily net assets)*(c)                  0.25%(d)       0.32%       0.45%       0.36%       0.36%       0.36%
  Net Investment Income (to average daily net assets)*        4.30%(d)       3.24%       1.33%       1.60%       2.99%       4.89%
  Net Assets, End of Period (000's omitted)                $32,199        $38,659     $67,230    $141,837    $146,620    $133,939

------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Net investment income per share(a)                           $0.37          $0.57       $0.25       $0.30       $0.56      $0.94
   Ratios (to average daily net assets):
       Expenses(c)                                               0.71%(d)       0.62%       0.51%       0.43%       0.46%      0.41%
       Net investment income                                     3.84%(d)       2.95%       1.27%       1.53%       2.89%      4.84%

(a)  Calculated based on average shares outstanding,
(b)  Total return would have been lower in the absence of expense waivers.
(c) Includes the Fund's share of the Standish Mellon enhanced Yield Portfolio's allocated expenses.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Enhanced Yield Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of the Standish Mellon Enhanced Yield Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     A. Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.


     B. Securities transactions and income

     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.


     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


     D. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     E. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.


(2)  Investment Advisory Fee and other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) 0.25%. Pursuant to these agreements, for the six months ended June 30, 2006, Standish Mellon voluntarily reimbursed the Fund for $35,210 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $4,476 during the six months ended June 30, 2006.

     The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $1,436 during the six months ended June 30, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,905. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $1,585 for fees payable to Mellon Private Wealth Management.


(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2006, aggregated $1,141,016 and $9,350,132, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.


(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                        For the                   For the
                                                                    Six Months Ended             Year Ended
                                                                     June 30, 2006            December 31, 2005
                                                                    ----------------          -----------------
Shares sold                                                              74,000                    786,928
Shares issued to shareholders for
   reinvestment of distributions                                         33,139                     77,632
Shares redeemed                                                        (446,533)                (2,327,112)
                                                                     ----------                -----------
Net increase (decrease)                                                (339,394)                (1,462,552)
                                                                     ==========                ===========

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon Enhanced Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     At June 30, 2006, one shareholder of record held approximately 16% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and their costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund did not receive any redemption fees.


(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par            Value
Security Description                                                        Rate        Maturity           Value         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--93.2%

BONDS AND NOTES--91.6%

Asset Backed--50.8%
Accredited Mortgage Loan Trust                                             6.200%      9/25/2036        $ 250,000        $ 249,688
Advanta Business Card Master Trust 2005-C1 C1 (a)                          5.777       8/22/2011          500,000          503,055
American Express Issuance Trust 2005-1 C (a)                               5.529       8/15/2011          500,000          502,621
Asset Backed Funding Certificates 2005-WMC1 M4 (a)                         5.913       6/25/2035          500,000          502,293
Asset Backed Securities Corp. Home Equity Loan 2006-HE5 M7                 6.250       6/25/2036          250,000          249,453
Bayview Financial Acquisition Trust 2006-A 1A1                             5.614       2/28/2041          485,034          481,866
Bear Stearns Alt-A Trust 2005-1 A1 (a)                                     5.603       1/25/2035          276,550          277,040
Centex Home Equity 2003-B AF4                                              3.235       2/25/2032          102,441           98,755
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2 (a)                    5.593       4/25/2033          271,374          271,948
Chase Manhattan Auto Owner Trust 2003-B A4                                 2.570       2/16/2010          881,307          858,856
Citibank Credit Card Issuance Trust 2004-A1 A1                             2.550       1/20/2009        1,250,000        1,230,065
Citigroup Mortgage Loan Trust, Inc. 2005-OPT4 A2B (a)                      5.473       7/25/2035          355,000          355,067
Collegiate Funding Services Education Loan 2005-A A1 (a)                   4.985       9/29/2014          324,622          324,304
Countrywide Alternative Loan Trust 2005-65CB 1A5 (a)                       5.500       1/25/2036          975,654          975,595
Countrywide Alternative Loan Trust 2006-6CB 1A2 (a)                        5.500       5/25/2036          997,720          992,454
Countrywide Asset-Backed Certificates 2005-7 3AV1 (a)                      5.443      11/25/2035          110,769          110,769
Countrywide Home Loans 2004-16 1A1 (a)                                     5.723       9/25/2034          406,528          408,372
First USA Credit Card Master Trust 1997-4 A (a)                            5.462       2/17/2010          750,000          751,469
Fremont Home Loan Trust 2006-1 M1 (a)                                      5.643       4/25/2036        1,000,000          999,623
Gracechurch Card Funding PLC (a)                                           5.509       9/15/2010          500,000          505,859
GS Auto Loan Trust 2004-1 A4                                               2.650       5/16/2011          315,000          306,482
M & I Auto Loan Trust 2003-1 A4                                            2.970       4/20/2009          700,000          685,305
Normura Home Equity Loan, Inc. 2006-WF1 M8                                 6.350       3/25/2036          300,000          300,000
Opteum Mortgage Acceptance Corp. 2005-5 2A1A                               5.470      12/25/2035          436,144          433,400
Option One Mortgage Loan Trust 2004-1 (a)                                  5.613       1/25/2034           21,144           21,148
Option One Mortgage Loan Trust 2005-4 M4 (a)                               5.923      11/25/2035          500,000          502,755
Popular ABS Mortgage Pass-Through Trust 2004-4 AF4                         4.628       9/25/2034          350,000          340,847
Residential Asset Securities Corp. 2005-EMX2 A2 (a)                        5.483       7/25/2035        1,000,000        1,000,661
Residential Asset Securities Corp. 2005-EMX4 M7 (a)                        6.573      11/25/2035          500,000          509,562
Residential Funding Mortgage Securities II 2006-HSA2 AI3                   5.550       3/25/2036          200,000          197,772
Slm Student Loan Trust 2004-9 A2 (a)                                       5.120       10/25/2012         172,816          172,527
Wachovia Auto Owner Trust 2004-B A4                                        3.440       3/21/2011          400,000          386,742
WFS Financial Owner Trust 2005-3 A2                                        4.110       6/17/2008          396,916          396,156
                                                                                                                        ----------
Total Asset Backed (Cost $15,960,331)                                                                                   15,902,509
                                                                                                                        ----------

Corporate--29.5%

Banking--11.0%
Bank One Texas                                                             6.250       2/15/2008          750,000          755,343
US Bank NA (a)                                                             5.020       10/1/2007          700,000          700,452
Wachovia Corp. (a)                                                         5.384       7/20/2007        1,000,000        1,001,145
Wells Fargo & Co. (a)                                                      5.220       3/10/2008        1,000,000        1,000,443
                                                                                                                        ----------
                                                                                                                         3,457,383
                                                                                                                        ----------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par            Value
Security Description                                                        Rate        Maturity           Value         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Brokerages--5.2%
Bear Stearns Co., Inc. (a)                                                 5.299%      4/29/2008         $700,000       $   701,498
Morgan Stanley                                                             5.800        4/1/2007          935,000           935,498
                                                                                                                        -----------
                                                                                                                          1,636,996
                                                                                                                        -----------
Financial--5.3%
CIT Group,Inc. (a)                                                         5.837       9/22/2006          900,000           900,704
Citigroup, Inc. (a)                                                        5.209       11/1/2007          750,000           750,729
                                                                                                                        -----------
                                                                                                                          1,651,433
                                                                                                                        -----------

Insurance--4.8%
Principal Life, Inc., Funding (a)                                          5.266       12/7/2007          750,000           749,892
Western Corp.Federal Credit Union (a)                                      5.230       2/15/2008          750,000           750,590
                                                                                                                        -----------
                                                                                                                          1,500,482
                                                                                                                        -----------

Real Estate--1.6%
HRPT Properties Trust REIT (a)                                             5.941       3/16/2011          500,000           500,379
                                                                                                                        -----------
Transportation--1.6%
Daimler Chrysler NA Holding Corp. (a)                                      5.740       3/13/2009          500,000           500,342
Total Corporate (Cost $9,276,196)                                                                                         9,247,015
                                                                                                                        -----------

Yankee Bonds--2.9%
HBOS Treasury Services PLC 144A (a) (Cost $900,000)
                                                                           5.125       1/12/2007        900,000             900,781
                                                                                                                        -----------
U.S. Government Agency--8.4%

Government Backed--7.5%
FHLMC                                                                      5.000       6/15/2016          395,944           393,989
FHLMC                                                                      4.500       1/15/2019          310,528           307,470
FHLMC                                                                      5.000       1/15/2023          392,352           388,232
FHLMC                                                                      5.000       9/15/2024          773,202           764,244
FNMA                                                                       4.500       5/25/2012          454,450           449,277
FNMA                                                                       5.250       4/25/2025           59,167            58,885
                                                                                                                        -----------
                                                                                                                          2,362,097
                                                                                                                        -----------

Pass Thru Securities--0.9
FHLMC                                                                      5.500      10/15/2018          272,788           272,008
                                                                                                                        -----------
Total U.S. Government Agency (Cost $2,702,284)                                                                            2,634,105
                                                                                                                        -----------
TOTAL BONDS AND NOTES (Cost $28,838,811)                                                                                28,684, 410
                                                                                                                        -----------

SHORT TERM INVESTMENTS--1.6%

Commercial Paper--1.0%
Ryder System, Inc. (b)                                                     5.310       7/17/200           300,000           299,381
                                                                                                                        -----------

U.S. Government--0.6%
FNMA Discount Note (b),(c)                                                 4.740       9/14/2006          200,000           198,078
                                                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $497,458)                                                                                497,459
                                                                                                                        -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $29,336,269)                                                                        29,181,869
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                           Value
Security Description                                                        Rate        Maturity          Shares         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------

AFFILIATED INVESTMENTS--8.0%
Dreyfus Institutional Preferred Plus Money Market (d) (e) (Cost            5.320%                       2,526,923       $ 2,526,923
$2,526,923)

Total Investments--101.2% (Cost $31,863,192)                                                                             31,708,792
                                                                                                                        -----------
Liabilities in Excess of Other Assets--(1.2%)                                                                              (380,432)
                                                                                                                        -----------

NET ASSETS--100.0%                                                                                                      $31,328,360
                                                                                                                        ===========

Notes to Schedule of Investments

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $900,781 or 2.9% of net assets.
FHLMC--Federal Home Loan Mortgage Company
FNMA--Federal National Mortgage Association
REIT--Real Estate Investment Trust
(a)  Variable Rate Security; rate indicated as of June 30, 2006.
(b)  Rate noted is yield to maturity.
(c)  Denotes all of part of security pledged as collateral.
(d)  Stated rate is the seven-day yield for the fund at June 30, 2006.
(e)  Affiliated institutional money market fund.

At June 30, 2006 the Portfolio held the following futures contracts:

                                                                                      Underlying Face        Unrealized
Contract                                    Position           Expiration Date        Amount at Value        Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
US 2 YR Treasury (15 Contracts)               Long                9/29/2006            $3,049,688               $(8,000)
US 5 YR Treasury (15 Contracts)               Short               9/29/2006             1,559,766                 8,641
EURO BOND (2 Contracts)                       Short               9/15/2008               477,600                 4,568
EURO BOND (2 Contracts)                       Short              12/15/2008               475,375                 3,468
EURO BOND (2 Contracts)                       Short               3/16/2009               474,325                 2,017
EURO BOND (2 Contracts)                       Short               6/15/2009               471,825                  (364)
                                                                                                               --------
                                                                                                               $ 10,330
                                                                                                               ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities
    Unaffiliated issuers, at value (Note 1A) (cost $29,336,269)                                                      $29,181,869
    Affiliated issuers (Note 1F), at value (Note 1A) (cost $2,526,923)                                                 2,526,923
  Cash                                                                                                                   300,000
  Interest and dividends receivable                                                                                      138,350
  Prepaid expenses                                                                                                         4,253
                                                                                                                     -----------
    Total assets                                                                                                      32,151,395
Liabilities
  Payable for investments purchased                                                               $ 800,000
  Payable for variation margin on open futures contracts (Note 5)                                     2,572
  Accrued professional fees                                                                          12,537
  Accrued accounting, administration and custody fees (Note 2)                                        5,512
  Accrued trustees' fees and expenses (Note 2)                                                        2,414
                                                                                                  ---------
    Total liabilities                                                                                                    823,035
                                                                                                                     -----------
Net Assets (applicable to investors' beneficial interest)                                                            $31,328,360
                                                                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                                       $761,067
  Dividend income from affiliated investments (Note 1F)                                                                   41,181
  Security lending income (Note 6)                                                                                           215
                                                                                                                        --------
    Total investment income                                                                                              802,463

Expenses
  Investment advisory fee (Note 2)                                                                  $ 35,315
  Accounting, administration and custody fees (Note 2)                                                35,063
  Professional fees                                                                                   11,642
  Trustees' fees and expenses (Note 2)                                                                 3,469
  Insurance expense                                                                                    2,958
  Miscellaneous expenses                                                                               1,339
                                                                                                    --------
    Total expenses                                                                                    89,786

Deduct:
  Waiver of investment advisory fee (Note 2)                                                         (35,315)
  Reimbursement of Fund operating expenses (Note 2)                                                  (10,326)
                                                                                                    --------
    Total expense deductions                                                                         (45,641)
                                                                                                    --------
    Net expenses                                                                                                          44,145
                                                                                                                        --------
      Net investment income                                                                                              758,318

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                      (98,825)
    Financial futures transactions                                                                    14,434
                                                                                                    --------
      Net realized gain (loss)                                                                                           (84,391)
Change in unrealized appreciation (depreciation) on:
  Investments                                                                                        132,744
  Financial futures contracts                                                                         17,639
                                                                                                    --------
    Change in net unrealized appreciation (depreciation)                                                                150,383
                                                                                                                        --------
      Net realized and unrealized gain (loss)                                                                            65,992
                                                                                                                        --------
Net Increase in Net Assets from Operations                                                                              $824,310
                                                                                                                        ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio


              Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                 For the
                                                                             Six Months Ended             For the
                                                                              June 30, 2006              Year Ended
                                                                               (Unaudited)            December 31, 2005
                                                                             ----------------          -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                          $758,318                 $1,886,132
  Net realized gain (loss)                                                        (84,391)                  (301,054)
  Change in net unrealized appreciation (depreciation)                            150,383                   (109,258)
                                                                               ----------                -----------
  Net increase (decrease) in net assets from investment operations                824,310                  1,475,820
                                                                               ----------                -----------
Capital Transactions
  Contributions                                                                 1,141,016                 16,645,003
  Withdrawals                                                                  (9,350,132)               (46,674,285)
                                                                               ----------                -----------
  Net increase (decrease) in net assets from capital transactions              (8,209,116)               (30,029,282)
                                                                               ----------                -----------

Total Increase (Decrease) in Net Assets                                        (7,384,806)               (28,553,462)

Net Assets
  At beginning of period                                                       38,713,166                 67,266,628
                                                                               ----------                -----------
  At end of period                                                            $31,328,360                $38,713,166
                                                                              ===========                ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                        For the
                                                    Six Months Ended                   Year Ended December 31,
                                                      June 30, 2006     ------------------------------------------------------------
                                                       (Unaudited)        2005        2004        2003        2002          2001
                                                       -----------      ---------   ---------   ---------    --------    -----------
Total Return (a)                                             2.34%        2.66%       0.79%        1.48%        3.14%       6.15%
Ratios:
Expenses (to average daily net assets)*                      0.25%(b)     0.32%       0.41%        0.36%        0.36%       0.35%
Net Investment Income (to average daily net assets)*         4.30%(b)     3.24%       1.36%        1.60%        2.99%       4.89%

Portfolio Turnover                                             19%(c)       75%         39%         113%         160%        174%
Net Assets, End of Period (000's omitted)                 $31,328      $38,713     $67,267     $141,856     $146,771    $134,055

-------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
    Expenses                                                 0.51%        0.44%        N/A         0.37%        0.38%        N/A
    Net investment income                                    4.03%        3.12%        N/A         1.59%        2.97%        N/A

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were invested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

(b)  Calculated on an annualized basis.

(c)  Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Enhanced Yield Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve a high level of current income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies.

     At June 30, 2006 there was one fund, Standish Mellon Enhanced Yield Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     A. Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.


     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.


     C. Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

                  Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.


     E. Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F. Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.


(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory, administrative services, and general office facilities is paid monthly at the annual rate of 0.20% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.25% for the six month period ending June 30, 2006. Pursuant to these agreements, for the six months ended June 30, 2006, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $35,315 and reimbursed the Portfolio $10,326 of other operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $35,063 for the six months ended June 30, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $90 for the six months ended June 30, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.


(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                        Purchases           Sales
                                                       ------------      -----------
U.S. Government Securities                             $          0      $ 2,556,114
                                                       ============      ===========
Investments (non-U.S. Government Securities)           $  6,106,338      $ 7,916,039
                                                       ============      ===========

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

               Aggregate cost                                  $31,863,192
                                                               ===========
               Gross unrealized appreciation                        35,677
               Gross unrealized depreciation                      (190,077)
                                                               -----------
               Net unrealized appreciation (depreciation)        $(154,400)
                                                               ===========

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:


     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2006, the Portfolio held open financial futures contracts. See the Schedule of Investments for further details.


(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral are not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $12,645, of which $12,430 was rebated to borrowers or paid in fees. At June 30, 2006, the Portfolio had no securities on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon Enhanced Yield Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus (1)/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended June 30, 2006, the facility fee was $176 for the Portfolio.

     For the six months ended June 30, 2006, the Portfolio did not borrow from the credit facility.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                                   Principal
Name                                                              Term of Office                 Occupation(s)
Address, and                              Position(s)              and Length of                  During Past
Date of Birth                           Held with Trust             Time Served                     5 Years
-------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                          Trustee               Trustee since               Chairman Emeritus,
c/o Decision Resources, Inc.                                       11/3/1986                 Decision Resources, Inc.
260 Charles Street                                                                           ("DRI")(biotechnology
Waltham, MA 02453                                                                            research and consulting
9/30/40                                                                                      firm); formerly Chairman
                                                                                             of the Board and Chief
                                                                                             Executive Officer, DRI

Caleb Loring III                           Trustee               Trustee since               Trustee, Essex Street
c/o Essex Street Associates                                        11/3/1986                 Associates (family
P.O. Box 5600                                                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                       Trustee               Trustee since                William Joseph Maier,
c/o Harvard University                                             9/13/1989                  Professor of Political
Littauer Center 127                                                                           Economy, Harvard
Cambridge, MA 02138                                                                           University
8/5/44

John H. Hewitt
P.O. Box 2333                              Trustee               Trustee since                Trustee, Mertens House,
New London, NH  03257                                              11/3/1986                  Inc. (hospice)
4/11/35

Interested Trustees

Patrick J. Sheppard                   Trustee, President          Since 2003                  President and Chief
The Boston Company                      and Chief                                             Operating Officer of
Asset Management, LLC                 Executive Officer                                       The Boston Company
One Boston Place                                                                              Asset Management, LLC;
Boston, MA 02108                                                                              formerly Senior Vice President
7/24/65                                                                                       and Chief Operating Officer,
                                                                                              Mellon Asset Management
                                                                                              ("MAM") and Vice
                                                                                              President and Chief
                                                                                              Financial Officer, MAM

                                       Number of                                              Trustee
                                     Portfolios in                Other                      Remuneration
Name                                 Fund Complex             Directorships                (period ended
Address, and                          Overseen by               Held by                       June 30,
Date of Birth                           Trustee                 Trustee                         2006)
----------------------------------------------------------------------------------------------------------
Samuel C. Fleming                         34                    None                       Fund: $250
c/o Decision Resources, Inc.                                                             Portfolio: $396
260 Charles Street
Waltham, MA 02453
9/30/40



Caleb Loring III                          34                    None                       Fund: $250
c/o Essex Street Associates                                                              Portfolio: $425
P.O. Box 5600
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                      34                    None                       Fund: $250
c/o Harvard University                                                                   Portfolio: $396
Littauer Center 127
Cambridge, MA 02138
8/5/44

John H. Hewitt                            34                    None                       Fund: $250
P.O. Box 2333                                                                            Portfolio: $396
New London, NH  03257
4/11/35

Interested Trustees

Patrick J. Sheppard                       34                    None                            $0
The Boston Company
Asset Management, LLC
One Boston Place
Boston, MA 02108
7/24/65

Principal Officers who are Not Trustees

Name                                                  Term of Office
Address, and                        Position(s)        and Length of                 Principal Occupation(s)
Date of Birth                     Held with Trust       Time Served                    During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                 Vice President        Since 2003          Senior Vice President and Head of Operations,
Mellon Asset Management           and Secretary                             Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                            Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                Vice President      Vice President        Vice President and Mutual Funds Controller,
Mellon Asset Management           and Treasurer       since 1999;           Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer             President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002            Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                Assistant Vice        Since 1996          Vice President and Manager, Mutual Funds
Mellon Asset Management             President                               Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                            President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                            Standish Mellon Asset Management Company, LLC
8/19/51

Cara E. Hultgren                  Assistant Vice        Since 2001          Assistant Vice President and Manager of Compliance,
Mellon Asset Management             President                               Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                            of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                            Representative, Standish Mellon Asset Management
1/19/71                                                                     Company, LLC

Mary T. Lomasney                      Chief             Since 2005          First Vice President, Mellon Asset Management and
Mellon Asset Management             Compliance                              Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place                     Officer                                and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                            Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                      State Street Research & Management Company
                                                                            ("SSRM"), and Vice President, SSRM

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

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

                       THIS PAGE INTENTIONALLY LEFT BLANK

                             [Logo] Mellon
                                    --------------------------
                                    Mellon Institutional Funds

                                         One Boston Place
                                         Boston, MA 02108-4408
                                         800.221.4795
                                         www.melloninstitutionalfunds.com


                                                                      6926SA0606

                                                [Logo]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds










Semiannual Report                     Standish Mellon
                                      Emerging Markets Debt Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     Expenses Paid
                                         Beginning              Ending              During Period+
                                       Account Value         Account Value         January 1, 2006
                                      January 1, 2006        June 30, 2006         to June 30, 2006

Actual                                  $1,000.00              $ 990.80                 $3.21
Hypothetical (5% return
  per year before expenses)             $1,000.00              $1,021.57                $3.26

-------
+ Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

              Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Percentage of
Top Ten Holdings*                          Rate          Maturity     Investments
--------------------------------------------------------------------------------------------------
Russian Federation                         5.000         3/31/2030        8.2%
Telefonos de Mexico SA de CV               4.750         1/27/2010        4.8
Egyptian Credit Link Note                  9.050          1/3/2010        4.7
Brazil IPCA                                6.000         5/15/2045        4.5
Republic of Venezuela                      2.150         4/20/2011        4.3
Nigerian Credit Link Note 144A             0.000         2/27/2009        4.0
United Mexican States                      8.375         1/14/2011        3.8
Naftogaz Ukrainy                           8.125         9/30/2009        3.7
GPB Eurobond (Gazprombk)                   6.500         9/23/2015        3.6
Republic of Brazil                         8.875        10/14/2019        3.3
                                                                         ----
                                                                         44.9%

*    Excluding short-term investments and investment of cash collateral.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Par                                                                                                                   Value
Security Description                                                    Rate   Maturity                      Value  (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--94.4%
BONDS AND NOTES--93.9%
Corporate--7.9%
Energy--7.9%
National Power Corp. 144A (a)                                          9.444%   8/23/2011        USD        35,000  $   37,889
Pemex Project Funding Master Trust                                      6.625   6/15/2035                   70,000      63,350
Pemex Project Funding Master Trust 144A                                 5.750  12/15/2015                   25,000      23,025
Salomon Brothers AF for OAO Siberian Oil Co.                           10.750   1/15/2009                   40,000      43,540
Salomon Brothers AF for Tyumen Oil Co.                                 11.000  1 1/6/2007                   30,000      31,572
                                                                                                                     ---------
Total Corporate Bonds (Cost $207,310)                                                                                  199,376
                                                                                                                     ---------
Sovereign Bonds--64.0%
Argentina Bonos (a)                                                     1.162    8/3/2012                   88,000      72,732
Dominican Republic 144A                                                 9.500   9/27/2011                   64,343      67,560
Egyptian Credit Link Note 144A (g)                                      9.050    1/3/2010                  120,000     120,016
Egyptian Treasury Bill 144A (g)                                         8.400    2/1/2007                   25,000      25,446
Lebanese Republic 144A                                                  7.830  11/30/2009                   25,000      26,188
Nigerian Credit Link Note 144A (c) (g)                                  0.000   2/27/2009                  100,000      101,254
Republic of Argentina                                                   8.280  12/31/2033                   33,582      29,888
Republic of Brazil                                                      8.875  10/14/2019                   75,000      83,250
Republic of Brazil                                                      8.250   1/20/2034                   75,000      78,938
Republic of Brazil                                                     11.000   8/17/2040                   30,000      37,140
Republic of Colombia                                                   10.000   1/23/2012                   35,000      39,550
Republic of Colombia (b)                                                8.125   5/21/2024                    7,000       7,105
Republic of Ecuador                                                     7.000   8/15/2030                   35,000      33,688
Republic of El Salvador 144A                                            7.650   6/15/2035                   30,000      28,875
Republic of Peru                                                        9.875    2/6/2015                   35,000      40,950
Republic of Peru                                                        8.375    5/3/2016                   65,000      70,038
Republic of Philippines                                                 8.375   2/15/2011                   32,000      33,360
Republic of Turkey                                                     11.875   1/15/2030                   57,000      77,876
Republic of Turkey                                                     11.875   1/15/2030                   15,000      20,524
Republic of Turkey                                                      6.875   3/17/2036                   30,000      24,900
Republic of Venezuela                                                   5.750   2/26/2016                   90,000      80,100
Republic of Venezuela                                                   6.000   12/9/2020                   25,000      21,650
Republic of Venezuela (a)                                               2.150   4/20/2011                  110,000     108,900
Russian Federation                                                      5.000   3/31/2030                  197,000     209,805
Russian Ministry of Finance                                             3.000   5/14/2008                   45,000      42,469
United Mexican States                                                   8.375   1/14/2011                   90,000      98,100
United Mexican States                                                   5.625   1/15/2017                   30,000      27,900
                                                                                                                     ---------
Total Sovereign Bonds (Cost $1,635,073)                                                                              1,608,202
                                                                                                                     ---------
Yankee Bonds--14.3%
Braskem SA 144A                                                        12.500   11/5/2008                   45,000      49,725
GPB Eurobond (Gazprombk)                                                6.500   9/23/2015                  100,000      91,750
Naftogaz Ukrainy                                                        8.125   9/30/2009                  100,000      93,375
Telefonos de Mexico SA de CV                                            4.750   1/27/2010                  130,000     123,890
                                                                                                                     ---------
Total Yankee Bonds (Cost $384,812)                                                                                     358,740
                                                                                                                     ---------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Security Description                                                              Rate       Maturity
-------------------------------------------------------------------------------------------------------------------
Foreign Denominated--7.7%
Brazil--4.6%
Brazil IPCA 144A (g)                                                               6.000%    5/15/2045        BRL
Colombia--0.9%
Republic of Colombia                                                              11.750      3/1/2010        COP
Republic of Colombia                                                              12.000    10/22/2015

Germany--1.0%
Bosnia & Herzegovina Government International Bond (c)                             0.000    12/11/2017        DEM
Mexico--1.2%
Mexican Fixed Rate Bonds                                                           8.000    12/19/2013        MXN
Mexican Fixed Rate Bonds                                                          10.000     12/5/2024

Total Foreign Denominated (Cost $211,594)
TOTAL BONDS AND NOTES (Cost $2,438,789)

WARRANTS--0.2%

United Mexican States Warrant, 10/10/2006 (d) (g) (Cost $3,375)

INVESTMENT OF CASH COLLATERAL--0.3%
BlackRock Cash Strategies L.L.C (e) (Cost $7,210)                                  5.140
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,449,374)

AFFILIATED INVESTMENTS--7.4%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (f) (Cost $186,675)     5.320


Total Investments--101.8% (Cost $2,636,049)

Liabilities in Excess of Other Assets--(1.8%)

NET ASSETS--100%
                                                                                    Par           Value
Security Description                                                               Value        (Note 1A)
--------------------------------------------------------------------------------------------------------------
Foreign Denominated--7.7%
Brazil--4.6%
Brazil IPCA 144A (g)                                                                356,000    $  114,588
                                                                                               ----------
Colombia--0.9%
Republic of Colombia                                                             40,000,000        17,204
Republic of Colombia                                                              9,000,000         4,245
                                                                                               ----------
                                                                                                   21,449
                                                                                               ----------
Germany--1.0%
Bosnia & Herzegovina Government International Bond (c)                               60,000        26,285
                                                                                               ----------
Mexico--1.2%
Mexican Fixed Rate Bonds                                                            285,000        23,788
Mexican Fixed Rate Bonds                                                             70,000         6,446
                                                                                               ----------
                                                                                                   30,234
                                                                                               ----------
Total Foreign Denominated (Cost $211,594)                                                         192,556
                                                                                               ----------
TOTAL BONDS AND NOTES (Cost $2,438,789)                                                         2,358,874
                                                                                               ----------
WARRANTS--0.2%                                                                       Shares
                                                                                    -------
United Mexican States Warrant, 10/10/2006 (d) (g) (Cost $3,375)                         135         5,130
                                                                                               ----------
INVESTMENT OF CASH COLLATERAL--0.3%
BlackRock Cash Strategies L.L.C (e) (Cost $7,210)                                     7,210         7,210
                                                                                               ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $2,449,374)                                                2,371,214
                                                                                               ----------
AFFILIATED INVESTMENTS--7.4%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (f) (Cost $186,675)      186,675       186,675
                                                                                               ----------

Total Investments--101.8% (Cost $2,636,049)                                                     2,557,889
                                                                                               ----------
Liabilities in Excess of Other Assets--(1.8%)                                                     (43,882)
                                                                                               ----------
NET ASSETS--100%                                                                               $2,514,007
                                                                                               ==========

Notes to Schedule of Investments:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $474,550 or 18.9% of net assets.
BRL--Brazilian Real
COP--Colombian Pesos
DEM--German Deutschemark
MXN--Mexican New Peso
(a)  Variable Rate Security; rate indicated is as of June 30, 2006.
(b)  Security, or a portion of thereof, was on loan at June 30, 2006.
(c)  Zero coupon bonds.
(d)  Non-income producing.
(e)  Stated rate is seven-day yield for the fund at year end.
(f)  Affiliated money market fund.
(g) Illiquid security, at the period end, the value of these securities amounted to $366,434 or 14.6% of net assets.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2006, the Fund held the following forward foreign currency exchange contracts:

                                            Local
                                           Principal    Contract            Value at         USD Amount           Unrealized
Contracts to Receive                        Amount     Value Date      June 30, 2006         to Deliver          Gain/(Loss)
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                               40,000     11/3/2006          $  17,922        $  18,613           $     (691)
Colombian Peso                           62,150,000    10/24/2006             24,058           26,503               (2,445)
Euro                                         10,000     9/18/2006             12,858           12,922                  (64)
Mexican New Peso                            198,929      7/5/2006             17,535           17,571                  (36)
Mexican New Peso                            540,000     8/18/2006             47,599           48,344                 (745)
Philippines Peso                            810,000      8/4/2006             15,258           15,741                 (483)
Russian Ruble                               700,000     9/18/2006             26,154           25,180                  974
Turkish Lira                                 30,000      8/4/2006             18,691           19,861               (1,170)
Turkish Lira                                120,000     9/20/2006             73,231           76,774               (3,543)
                                                                           ---------        ---------           ----------
                                                                           $ 253,306        $ 261,509           $   (8,203)
                                                                           =========        =========           ==========

                                            Local
                                           Principal    Contract            Value at         USD Amount           Unrealized
Contracts to Deliver                        Amount     Value Date         June 30, 2006      to Receive          Gain/(Loss)
---------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                               20,000     11/3/2006            $ 8,961        $   8,636           $     (325)
Colombian Peso                           62,150,000    10/24/2006             24,058           23,338                 (720)
Euro                                         10,000     9/18/2006             12,858           12,186                 (672)
Euro                                         10,000     9/20/2006             12,859           12,695                 (164)
Mexican New Peso                            540,000     8/18/2006             47,599           47,680                   81
Philippines Peso                            810,000      8/4/2006             15,258           15,112                 (146)
Russian Ruble                               700,000     9/18/2006             26,155           25,888                 (267)
Turkish Lira                                 30,000      8/4/2006             18,691           22,207                3,516
Turkish Lira                                120,000     9/20/2006             73,231           74,442                1,211
                                                                           ---------        ---------           ----------
                                                                           $ 239,670        $ 242,184           $    2,514
                                                                           =========        =========           ==========

At June 30, 2006, the Fund held the following open swap agreements:

                                                                                                                       Unrealized
Credit Default                            Reference               Buy/Sell   (Pay)/Receive   Expiration    Notional   Appreciation/
Swaps Counterparty                         Entity                Protection+   Fixed Rate       Date        Amount   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank         Republic of Brazil, 12.25%, due 3/6/2030      Sell        1.45%       10/20/2008    $ 331,000    $ 5,968
JP Morgan                            Dow Jones CDX.EM Series 4      Sell        1.80%       12/20/2010       50,000       (654)
JP Morgan                            Dow Jones CDX.EM Series 5      Sell        1.35%        6/20/2011       40,000     (1,391)
JP Morgan             Republic of Hungary, 4.75%, due 2/3/2015      Buy        (0.16%)       2/20/2008      125,000        140
JP Morgan          Republic of Indonesia, 7.25%, due 4/20/2015      Sell        1.05%        3/20/2009      255,000       (643)
JP Morgan               Republic of Korea, 4.25%, due 6/1/2013      Buy        (0.19%)       3/20/2010      210,000        114
JP Morgan  Republic of the Philippines, 10.625%, due 3/16/2025      Sell        1.57%        3/20/2010      210,000       (556)
JP Morgan             Ukraine Government, 7.65%, due 6/11/2013      Sell        1.04%        2/20/2008      125,000     (1,005)
                                                                                                                       -------
                                                                                                                       $ 1,973
                                                                                                                       =======

+ If the portfolio is a seller of protection and a credit event occurs, as defined under terms of that particular swap agreement, the portfolio will pay the buyer of protection an amount up to the national value of the swap and in certain instances, take delivery of the security.

                                                        Percentage of
Geographic Region                                        Investments
-----------------------------------------------------------------------
Latin America                                                53.1%
Europe                                                       22.2
Middle East                                                  10.4
Africa                                                        3.9
Asia                                                          2.8
Cash & equivalents                                            7.6
                                                            -----
                                                            100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $7,105 (Note 7))
  Unaffiliated issuers, at value (Note 1A) (cost $2,449,374)                                          $2,371,214
  Affiliated issuers, at value (Note 1A) (cost $186,675) (Note 1H)                                       186,675
  Cash                                                                                                   112,582
  Foreign currency (cost $4,853)                                                                           4,843
  Receivable for investments sold                                                                         72,880
  Interest and dividends receivable                                                                       47,445
  Unrealized appreciation on forward currency exchange contracts (Note 6)                                  5,782
  Unrealized appreciation on swap contracts (Note 6)                                                       6,222
  Swap premium paid                                                                                        1,969
  Prepaid expenses                                                                                         3,426
                                                                                                      ----------
    Total assets                                                                                       2,813,038
Liabilities
  Collateral for securities on loan (Note 7)                                            $  7,210
  Payable for investments purchased                                                      240,548
  Payable to brokers (Note 6)                                                             18,148
  Unrealized depreciation on forward currency exchange contracts (Note 6)                 11,471
  Accrued accounting, administration, custody and transfer agent fees (Note 2)             5,443
  Accrued professional fees                                                               10,523
  Unrealized depreciation on swap contracts (Note 6)                                       4,249
  Accrued trustees' fees and expenses (Note 2)                                               691
  Accrued chief compliance officer fee (Note 2)                                              308
  Other accrued expenses and liabilities                                                     440
    Total liabilities                                                                                    299,031
                                                                                                      ----------
Net Assets                                                                                            $2,514,007
                                                                                                      ==========
Net Assets consist of:
  Paid-in capital                                                                                     $2,398,126
  Accumulated net realized gain                                                                          247,047
  Distributions in excess of net investment income                                                       (49,029)
  Net unrealized depreciation                                                                            (82,137)
                                                                                                      ----------
Total Net Assets                                                                                      $2,514,007
                                                                                                      ==========
Shares of beneficial interest outstanding                                                                136,490
                                                                                                      ==========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                     $    18.42
                                                                                                      ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income (net of foreign withholding taxes of $102)                                              $175,073
  Dividend income from affiliated investments (Note 1H)                                                      2,584
  Securitity lending income (Note 7)                                                                         2,007
                                                                                                          --------
    Total investment income                                                                                179,664
Expenses
  Investment advisory fee (Note 2)                                                        $ 14,269
  Accounting, administration, custody, and transfer agent fees (Note 2)                     27,371
  Professional fees                                                                         14,275
  Registration fees                                                                         18,303
  Trustees' fees and expenses (Note 2)                                                       1,366
  Insurance expense                                                                          3,032
  Chief compliance officer expense (Note 2)                                                  1,962
  Miscellaneous expenses                                                                     4,398
                                                                                          --------
                                                                                            84,976
Deduct:
  Waiver of investment advisory fee (Note 2)                                               (14,269)
  Reimbursement of Fund operating expenses (Note 2)                                        (51,810)
                                                                                          --------
    Total expense deductions                                                               (66,079)
                                                                                          --------
    Net expenses                                                                                            18,897
                                                                                                          --------
      Net investment income                                                                                160,767
Realized and Unrealized Gain (Loss) on:
  Net realized gain (loss) on:
    Investments                                                                            234,648
    Foreign currency transactions and forward currency exchange transactions                22,428
    Swap transactions                                                                        3,322
    Written options transactions                                                            (3,219)
                                                                                          --------
    Net realized gain                                                                                      257,179
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                           (312,951)
    Foreign currency translations and forward currency exchange contracts                  (22,720)
    Swap contracts                                                                          (8,401)
    Written options contracts                                                                  240
                                                                                          --------
      Net change in net unrealized appreciation (depreciation)                                            (343,832)
                                                                                                          --------
    Net realized and unrealized gain (loss) on investments                                                 (86,653)
                                                                                                          --------
Net Increase in Net Assets from Operations                                                                $ 74,114
                                                                                                          ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                Six Months Ended         For the
                                                                                 June 30, 2006          Year Ended
                                                                                  (Unaudited)       December 31, 2005
                                                                                ----------------    -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                           $  160,767         $   595,843
  Net realized gain (loss)                                                           257,179             638,268
  Change in net unrealized appreciation (depreciation)                              (343,832)           (392,861)
                                                                                  ----------         -----------
  Net increase (decrease) in net assets from investment operations                    74,114             841,250
                                                                                  ----------         -----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                        (192,857)           (535,695)
  From net realized gains on investments                                             (30,971)           (800,032)
                                                                                  ----------         -----------
  Total distributions to shareholders                                               (223,828)         (1,335,727)
                                                                                  ----------         -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                        --           3,475,000
  Value of shares issued to shareholders in reinvestment of   distributions          192,651           1,162,757
  Cost of shares redeemed                                                         (5,841,303)         (6,833,029)
                                                                                  ----------         -----------
  Net increase (decrease) in net assets from Fund share transactions              (5,648,652)         (2,195,272)
                                                                                  ----------         -----------
Total Increase (Decrease) in Net Assets                                           (5,798,366)         (2,689,749)
  Net Assets
  At beginning of period                                                           8,312,373          11,002,122
                                                                                  ----------         -----------
  At end of period [including distributions in excess of
    net investment income ($49,029) and ($16,939)]                                $2,514,007         $ 8,312,373
                                                                                  ==========         ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund



                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                  For the Period
                                                          For the                                                 March 26, 2001
                                                      Six Months Ended           Year Ended December 31,          (commencement
                                                       June 30, 2006  ----------------------------------------- of operations) to
                                                        (Unaudited)      2005        2004       2003       2002  December 31, 2001
                                                      ----------------   ----        ----       ----       ----  -----------------
Net Asset Value, Beginning of Year                         $19.53       $20.37     $ 20.81    $ 18.39     $17.67     $20.00
                                                           ------       ------     -------    -------     ------     ------
From Investment Operations:
  Net investment income * (a)                                0.56         1.57        1.56       1.61       1.59       1.58
  Net realized and unrealized gain (loss) on investments    (0.73)        0.98        0.72       3.59       0.65       0.10
                                                           ------       ------     -------    -------     ------     ------
Total from investment operations                            (0.17)        2.55        2.28       5.20       2.24       1.68
Less Distributions to Shareholders:
  From net investment income                                (0.86)       (1.40)      (1.53)     (1.32)     (1.52)     (3.90)
  From net realized gain on investments                     (0.08)       (1.99)      (1.19)     (1.46)        --         --
  From tax return of capital                                   --           --          --         --         --      (0.11)
                                                           ------       ------     -------    -------     ------     ------
Total distributions to shareholders                         (0.94)       (3.39)      (2.72)     (2.78)     (1.52)     (4.01)
                                                           ------       ------     -------    -------     ------     ------
Net Asset Value, End of Year                               $18.42       $19.53     $ 20.37    $ 20.81     $18.39     $17.67
                                                           ======       ======     =======    =======     ======     ======
Total Return (b)                                           (0.92%)(c)    13.29%      11.54%     28.82%     13.20%      8.94%(c)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                    0.65%(d)     0.36%       0.30%      0.30%      0.30%      0.30%(d)
  Net Investment Income (to average daily net assets)*       5.65%(d)     7.67%       7.53%      7.64%      8.83%     10.33%(d)
  Portfolio Turnover                                           79%(c)      172%        228%       224%       421%       505%(c)
  Net Assets, End of Year (000's omitted)                  $2,514       $8,312     $11,002    $16,232     $7,269     $3,702

---------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (a)        $ 0.33     $ 1.19     $ 1.37     $ 1.26     $ 1.23     $ 1.34
Ratios (to average daily net assets):
Expenses *                                   2.99%(d)   2.22%      1.23%      1.92%      2.31%      1.82%(d)
Net investment income *                      3.31%(d)   5.81%      6.60%      6.02%      6.82%      8.81%(d)


(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of fee waivers and expense limitations.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Emerging Markets Debt Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The Fund's Board of Trustees approved, effective November 1, 2005, the change in the Fund's name from "Standish Mellon Opportunistic Emerging Markets Debt Fund" to "Standish Mellon Emerging Markets Debt Fund".

     The objective of the Fund is to generate a high total return through a combination of capital appreciation and income. The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by governments, companies and banks of emerging markets, as well as preferred stocks, warrants and tax-exempt bonds.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D.   Foreign currency transactions

     The Fund maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E.   Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H.   Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2) Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities, payable monthly at the annual rate of 0.50% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65%. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily waived its investment advisory fee in the amount of $14,269 and reimbursed the Fund for $51,810 of other operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,039 during the six months ended June 30, 2006.

     The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $24,332 during the six months ended June 30, 2006.

     The Fund also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank was charged $850 for the six months ended June 30, 2006. See Note 7 for further details.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. The Fund was not charged for printing and fulfillment services during the six months ended June 30, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,962. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $0 for fees payable to Mellon Private Wealth Management.

(3) Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                      Purchases          Sales
                                                      ---------          -----

U.S. Government Securities                           $    61,000      $    60,830
Investments (non-U.S. Government Securities)         $ 4,365,358      $ 9,946,083

(4)  Shares of Beneficial Interest:

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                               For the           For the
                                                                          Six Months Ended      Year Ended
                                                                           June 30, 2006     December 31, 2005
                                                                          ----------------   -----------------
Shares sold                                                                         --           170,232
Shares issued to shareholders reinvestment of distributions declared            10,017            59,293
Shares redeemed                                                               (299,176)         (343,898)
                                                                              --------          --------
Net increase (decrease)                                                       (289,159)         (114,373)
                                                                              ========          ========

At June 30, 2006, one shareholder of record held 100% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund did not collect any redemption fees

(5)  Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                      $ 2,636,049
Gross unrealized appreciation                                            41,177
Gross unrealized depreciation                                          (119,337)
Net unrealized appreciation (depreciation)                          $   (78,160)

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     During the six months ended June 30, 2006, the Fund entered into the following transactions:

                                                         Number of
Written Put Option Transactions                          Contracts       Premiums
                                                         ---------       --------
Outstanding, beginning of period                                0          $  --
Options written                                                 5            420
Options expired                                                (5)          (420)
Options closed                                                  0             --
                                                         ---------       --------
Outstanding, end of period                                      0          $  --
                                                         =========       ========

                                                         Number of
Written Call Option Transactions                         Contracts       Premiums
                                                         ---------       --------
Outstanding, beginning of period                                1         $  960
Options written                                                 1             51
Options expired                                                (1)           (51)
Options closed                                                 (1)          (960)
                                                         ---------       --------
Outstanding, end of period                                      0         $   --
                                                         =========       ========

At June 30, 2006, the Fund did not hold options. See the Schedule of Investments for further details.


     Forward currency exchange contracts

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2006, the Fund held currency exchange contracts. See the Schedule of Investments for further details.

     Swap agreements

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Fund held open swap agreements. See the Schedule of Investments for further details.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

     The Fund loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $12,339 of which, $10,332 was rebated to borrowers or paid in fees. At June 30, 2006, the Fund had securities valued at $7,105 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Emerging Markets Debt Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(8)  Delayed Delivery Transactions:

     The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     For six months ended June 30, 2006, the Fund did not enter into any delayed delivery transactions.

(9)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For six months ended June 30, 2006, the facility fee was $30 for the Fund.

     For the six months ended June 30, 2006, the Fund had average borrowings outstanding of $51,714 on a total of seven days and incurred $54 of interest expense.

(10) Subsequent Event:

     In response to total redemption requests submitted by the Fund's remaining shareholders, the Fund began the process of dissolving and winding up its business. On July 31, 2006 the Fund sent a liquidating distribution to its remaining shareholders in cash equal to the shareholders' proportionate interest in the net assets of the Fund. As of such date, the Fund was dissolved in accordance with the Fund's Declaration of Trust.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

Number of                                                   Term of Office            Occupation(s)
Principal                         Position(s)               and Length of              During Past
Name                            Held with Trust              Time Served                5 Years
-------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                   Trustee                 Trustee since          Chairman Emeritus,
c/o Decision Resources, Inc.                                11/3/1986              Decision  Resources, Inc.
260 Charles Street                                                                 ("DRI")(biotechnology
Waltham, MA 02453                                                                  research and consulting
9/30/40                                                                            firm); formerly Chairman
                                                                                   of the Board and Chief
                                                                                   Executive Officer, DRI

Caleb Loring III                    Trustee                 Trustee since          Trustee, Essex Street
c/o Essex Street Associates                                 11/3/1986              Associates (family
P.O. Box 5600                                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman
c/o Harvard University              Trustee                 Trustee since          William Joseph Maier,
Littauer Center 127                                         9/13/1989              Professor of Political
Cambridge, MA 02138                                                                Economy, Harvard University
8/5/44

John H. Hewitt                      Trustee                 Trustee since          Trustee, Mertens House,
P.O. Box 2333                                               11/3/1986              Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard                 Trustee,                Since 2003             President and Chief
The Boston Company               President and                                     Operating Officer of
Asset Management, LLC           Chief Executive                                    The Boston Company
One Boston Place                    Officer                                        Asset Management, LLC;
Boston, MA 02108                                                                   formerly Senior Vice
7/24/65                                                                            President and  Chief
                                                                                   Operating Officer, Mellon
                                                                                   Asset Management ("MAM")
                                                                                   and Vice President and
                                                                                   Chief Financial Officer, MAM

                                                                      Trustee
                               Portfolios in          Other         Remuneration
Number of                       Fund Complex      Directorships        period
Principal                       Overseen by          Held by          June 30,
Name                              Trustee            Trustee            2006)
--------------------------------------------------------------------------------------------
Samuel C. Fleming                   34                None              $280
c/o Decision Resources, Inc.
260 Charles Street
Waltham, MA 02453
9/30/40

Caleb Loring III                    34                None              $286
c/o Essex Street Associates
P.O. Box 5600
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                34                None              $280
c/o Harvard University
Littauer Center 127
Cambridge, MA 02138
8/5/44

John H. Hewitt                      34                None              $280
P.O. Box 2333
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard                 34                None                $0
The Boston Company
Asset Management, LLC
One Boston Place
Boston, MA 02108
7/24/65

Principal Officers who are Not Trustees

Name                                                          Term of Office
Address, and                          Position(s)              and Length of            Principal Occupation(s)
Date of Birth                       Held with Trust             Time Served               During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                   Vice President              Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management             and Secretary                                 Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                                  Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                  Vice President              Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management             and Treasurer               since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                                Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                                since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                  Assistant Vice              Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management             President                                     Operations, Mellon Asset Management; formerly
One Boston Place                                                                  Vice President and Manager, Mutual Fund
Boston, MA 02108                                                                  Operations, Standish Mellon Asset Management
8/19/51                                                                           Company, LLC

Cara E. Hultgren                    Assistant Vice              Since 2001        Assistant Vice President and Manager of
Mellon Asset Management             President                                     Compliance,Mellon Asset Management ("MAM");
One Boston Place                                                                  formerly Manager of Shareholder Services, MAM,
Boston, MA 02108                                                                  and Shareholder Representative, Standish Mellon
1/19/71                                                                           Asset Management Company, LLC

Mary T. Lomasney                       Chief                    Since 2005        First Vice President, Mellon Asset Management and
Mellon Asset Management              Compliance                                   Chief Compliance Officer, Mellon Funds
One Boston Place                      Officer                                     Distributor, L.P. and Mellon Optima L/S Strategy
Boston, MA 02108                                                                  Fund, LLC; formerly Director, Blackrock, Inc.,
4/8/57                                                                            Senior Vice President, State Street Research &
                                                                                  Management Company ("SSRM"), and Vice President,
                                                                                  SSRM

                     [Logo]Mellon
                           --------------------------
                           Mellon Institutional Funds

                                One Boston Place
                             Boston, MA 02108-4408
                                  800.221.4795
                        www.melloninstitutionalfunds.com

                                                                   6947SA0606

                                                [Logo]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds







Semiannual Report                     Standish Mellon
                                      Fixed Income Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                        Expenses Paid
                                                         Beginning                 Ending               During Period+
                                                       Account Value            Account Value          January 1, 2006
                                                      January 1, 2006           June 30, 2006          to June 30, 2006

Actual                                                   $1,000.00                 $  991.90                $2.47
Hypothetical (5% return
 per year before expenses)                               $1,000.00                 $1,022.32                $2.51
---------


+ Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                         Percentage of
Summary of Combined Ratings                               Investments
-----------------------------------------------------------------------
Quality Breakdown
-----------------------------------------------------------------------
AAA and higher                                               54.8%
AA                                                            6.7
A                                                            12.2
BBB                                                          20.7
BB                                                            4.5
B                                                             1.1
                                                            -----
                                                            100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.


                                                                                           Percentage of
Top  Ten  Holdings*                                      Rate            Maturity           Investments
-----------------------------------------------------------------------------------------------------------
FNMA (TBA)                                               5.500%          7/1/2035               5.1%
FNMA (TBA)                                               4.500           7/1/2020               3.3
U.S. Treasury Note                                       5.125          5/15/2016               3.3
FNMA                                                     5.000           7/1/2020               2.8
U.S.Treasury Bond                                        3.000          7/15/2012               2.1
FNMA (TBA)                                               6.000           7/1/2020               1.9
U.S. Treasury Note                                       4.500          2/15/2036               1.8
U.S. Treasury Note                                       4.375         12/31/2007               1.6
FNMA (TBA)                                               5.000           7/1/2035               1.6
U.S Treasury Note                                        3.625          4/30/2007               1.2
                                                                                               ----
                                                                                               24.7%

*    Excluding short-term investments and investment of cash collateral.

                                                        Percentage of
Economic Sector Allocation                               Investments
----------------------------------------------------------------------
Treasury/Agency                                             23.9%
Mortgage Pass through                                       26.6
Credit                                                      36.1
ABS/CMO/CMBS                                                 9.3
Nondollar                                                    0.1
Emerging Markets                                             2.1
Short term and other assets                                  1.9
                                                           -----
                                                           100.0%

The Standish Mellon Fixed Income Fund invests all of its investable assets in an interest of the Standish Mellon Fixed Income Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Mellon Fixed Income Portfolio (Portfolio), at value (Note 1A)                             $430,333,498
  Receivable for Fund shares sold                                                                                     2,885,667
  Prepaid expenses                                                                                                       10,025
                                                                                                                   ------------
    Total assets                                                                                                    433,229,190
Liabilities
  Payable for Fund shares redeemed                                                               $ 399,378
  Accrued administrative services expense (Note 2)                                                  13,227
  Accrued transfer agent fees (Note 2)                                                               1,576
  Accrued professional fees                                                                         15,002
  Accrued shareholder reporting fee (Note 2)                                                         3,160
  Accrued trustees' fees (Note 2)                                                                      492
  Accrued chief compliance officer fee (Note 2)                                                        278
  Other accrued expenses and liabilities                                                             6,595
                                                                                              ------------
    Total liabilities                                                                                                   439,708
                                                                                                                   ------------
Net Assets                                                                                                         $432,789,482
                                                                                                                   ============
Net Assets consist of:
  Paid-in capital                                                                                                  $631,373,364
  Accumulated net realized loss                                                                                    (188,459,399)
  Distributions in excess of net investment income                                                                       (4,530)
  Net unrealized depreciation                                                                                       (10,119,953)
                                                                                                                   ------------
Total Net Assets                                                                                                   $432,789,482
                                                                                                                   ============
Shares of beneficial interest outstanding                                                                            22,701,721
                                                                                                                   ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                  $      19.06
                                                                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest and security lending income allocated from Portfolio                                                     $11,334,942
  Dividend income allocated from Portfolio                                                                              314,078
  Expenses allocated from Portfolio                                                                                    (984,734)
                                                                                                                   ------------
    Net investment income allocated from Portfolio                                                                   10,664,286
Expenses
  Transfer agent fees (Note 2)                                                                     $ 6,591
  Registration fees                                                                                 14,877
  Professional fees                                                                                 29,214
  Administrative service fees (Note 2)                                                              81,078
  Trustees' fees and expenses (Note 2)                                                                 992
  Insurance expense                                                                                    832
  Miscellaneous expenses                                                                            10,955
                                                                                              ------------
    Total expenses                                                                                 144,539
Deduct:
  Reimbursement of operating expenses (Note 2)                                                     (20,458)
                                                                                              ------------
    Net expenses                                                                                                        124,081
                                                                                                                   ------------
      Net investment income                                                                                          10,540,205
                                                                                                                   ------------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investments                                                                                 (4,546,567)
    Financial futures transactions                                                                 336,239
    Written options transactions                                                                   (73,672)
    Foreign currency transactions and forward foreign currency exchange transactions               (16,981)
    Swap transactions                                                                              (63,952)
                                                                                              ------------
      Net realized gain (loss)                                                                                       (4,364,933)
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments                                                                                 (9,489,363)
    Financial futures contracts                                                                    (95,780)
    Written options contracts                                                                      (36,944)
    Foreign currency translation and forward foreign currency exchange contracts                    (6,515)
    Swap contracts                                                                                 (87,987)
                                                                                              ------------
      Net change in net unrealized appreciation (depreciation)                                                       (9,716,589)
                                                                                                                   ------------
  Net realized and unrealized gain (loss) on investments                                                            (14,081,522)
                                                                                                                   ------------
Net Decrease in Net Assets from Operations                                                                          $(3,541,317)
                                                                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                          For the
                                                                                      Six Months Ended           For the
                                                                                       June 30, 2006           Year Ended
                                                                                         (Unaudited)        December 31, 2005
                                                                                      ----------------      -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                                $ 10,540,205           $  18,867,149
  Net realized gain (loss)                                                               (4,364,933)              3,077,515
  Change in net unrealized appreciation (depreciation)                                   (9,716,589)             (8,030,510)
                                                                                       ------------           -------------
  Net increase (decrease) in net assets from investment operations                       (3,541,317)             13,914,154
                                                                                       ------------           -------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                            (10,262,592)            (22,878,370)
                                                                                       ------------           -------------
  Total distributions to shareholders                                                   (10,262,592)            (22,878,370)
                                                                                       ------------           -------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                       41,011,492              51,996,373
  Value of shares issued to shareholders in reinvestment of distributions                 6,891,314              15,442,638
  Redemption fees credited to capital                                                         3,571                      --
  Cost of shares redeemed                                                               (57,204,229)            (65,890,204)
                                                                                       ------------           -------------
  Net increase (decrease) in net assets from Fund share transactions                     (9,297,852)              1,548,807
                                                                                       ------------           -------------
Total Increase (Decrease) in Net Assets                                                (23,101,761)              (7,415,409)
Net Assets
  At beginning of period                                                                455,891,243              463,306,652
                                                                                       ------------           -------------
  At end of period [including distributions in excess of
    investment income of ($4,530) and ($282,143).]                                     $432,789,482           $ 455,891,243
                                                                                       ============           =============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                            For the Six
                                                          Six Months Ended             Year Ended December 31,
                                                           June 30, 2006    -----------------------------------------
                                                            (Unaudited)        2005        2004       2003       2002       2001
                                                            -----------       ------      ------     ------     ------     ------

Net Asset Value, Beginning of the period                      $  19.66      $  20.08    $  20.08   $  19.70   $  18.93 $    18.92
                                                              --------      --------    --------   --------   -------- ----------
From Operations:
  Net investment income* (a)                                      0.46          0.82        0.77       0.75       0.93       1.22
  Net realized and unrealized
    gains (loss) on investments                                  (0.61)        (0.23)       0.36       0.28       0.71       0.10
                                                              --------      --------    --------   --------   -------- ----------
Total from investment operations                                 (0.15)         0.59        1.13       1.03       1.64       1.32
                                                              --------      --------    --------   --------   -------- ----------
Less Distributions to Shareholders:
  From net investment income                                     (0.45)        (1.01)      (1.13)     (0.65)     (0.87)     (1.31)
                                                              --------      --------    --------   --------   -------- ----------
Total distributions to shareholders                              (0.45)        (1.01)      (1.13)     (0.65)     (0.87)     (1.31)
                                                              --------      --------    --------   --------   -------- ----------
Net Asset Value, End of Period                                $  19.06      $  19.66    $  20.08   $  20.08   $  19.70   $  18.93
                                                              ========      ========    ========   ========   ======== ==========
Total Return                                                     (0.81%)(b)     2.96%       5.74%      5.24%(b)   8.89%(b)   7.16%
Ratios/Supplemental data:
    Expenses (to average daily net assets)* (c)                   0.50%(d)      0.49%       0.48%      0.42%      0.38%      0.38%
    Net Investment Income (to average daily net assets)*          4.75%(d)      4.09%       3.77%      3.76%      4.86%      6.35%
    Net Assets, End of Period (000's omitted)                 $432,789      $455,891    $463,307   $595,789   $941,240 $1,475,570
-----------

*    For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
     Net investment income per share (a)                        $ 0.46           N/A         N/A     $ 0.73     $ 0.93       N/A
     Ratios (to average daily net assets):
       Expenses (c)                                               0.51%(d)       N/A         N/A       0.45%      0.42%      N/A
       Net investment income                                      4.74%(d)       N/A         N/A       3.73%      4.82%      N/A

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d)  Calculated on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

     The Fund invests all of its investable assets in an interest of the Standish Mellon Fixed Income Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B.   Securities transactions and income

     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  Investment Advisory Fee and other Transactions With Affiliates:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) 0.50%. Pursuant to these agreements, for the six months ended June 30, 2006, Standish Mellon voluntarily reimbursed the Fund for $20,458 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $6,591 during the six months ended June 30, 2006.

     The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $3,160 during the six months ended June 30, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,933. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $81,078 for fees payable to Mellon Private Wealth Management.

(3)  Investment Transactions:

     Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2006, aggregated $45,461,631 and $69,510,754, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                   Mellon Institutional Funds Investment Trust
                        Standish Mellon Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                     For the                      For the
                                                                                 Six Months Ended               Year Ended
                                                                                   June 30, 2006             December 31, 2005
                                                                                ------------------          -------------------
       Shares sold                                                                   2,098,593                   2,590,559
       Shares issued to shareholders for
         reinvestment of distributions                                                 359,081                     777,096
       Shares redeemed                                                              (2,939,461)                 (3,260,750)
                                                                                    -----------                 -----------
     Net increase (decrease)                                                          (481,787)                   (106,905)
                                                                                    ===========                 ===========

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund received $3,571 in redemption fees.

(5)  Federal Taxes:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--137.9%
BONDS AND NOTES--126.1%
Asset Backed--21.3%
Accredited Mortgage Loan Trust 2005-2 A2A (a)                           5.423%  7/25/2035       USD       $  267,892   $  267,882
Accredited Mortgage Loan Trust 2005-3 A2 (a)                            5.423   9/25/2035                    858,777      858,864
Accredited Mortgage Loan Trust 2006-1 A1 (a)                            5.383   4/25/2036                  1,477,019    1,477,107
ACE Securities Corp. 2005-HE1 A2A (a)                                   5.443   2/25/2035                     98,111       98,119
ACE Securities Corp. 2006-ASL1 A                                        5.463   2/25/2036                    613,050      613,093
American Express Credit Account Master Trust 2004-C 144A (a)            5.699   2/15/2012                  2,414,854    2,420,707
Americredit Automobile Receivables Trust 2005-DA A2                     4.750   11/6/2008                  1,322,517    1,319,238
Banc of America Commercial Mortgage, Inc. 2005-2 A2                     4.247   7/10/2043                  1,900,000    1,859,291
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)             5.403   3/25/2035                    103,325      103,334
Capital Auto Receivables Asset Trust 2004-2 D 144A                      5.820   5/15/2012                  1,950,000    1,907,609
Capital One Auto Finance Trust                                          4.480  10/15/2008                    955,571      952,850
Capital One Multi-Asset Execution Trust 2004-C1 C1                      3.400  11/16/2009                  2,950,000    2,912,648
Capital One Prime Auto Receivables Trust 2006-1 A1                      4.872   3/15/2007                    630,908      630,391
Carrington Mortgage Loan Trust                                          5.363   5/25/2036                  1,360,519    1,360,492
Centex Home Equity (a)                                                  5.373   6/25/2036                    824,400      824,309
Centex Home Equity 2005-D AV1                                           5.433  10/25/2035                    884,713      884,824
Chase Credit Card Master Trust 2004-2 C (a)                             5.749   9/15/2009                  1,000,000    1,003,142
Chase Manhattan Auto Owner Trust 2005-B A2                              4.770   3/15/2008                  1,500,000    1,496,006
Chec Loan Trust 2004-2 A1                                               5.493   1/25/2025                     11,885       11,884
Citigroup Mortgage Loan Trust, Inc. 2005-OPT3 A1A (a)                   5.413   5/25/2035                    263,790      263,813
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF2                        4.922   8/25/2035                  1,356,917    1,339,374
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7                        5.249   8/25/2035                  1,900,000    1,813,594
Citigroup Mortgage Loan Trust, Inc. 2006-WF1 A2A                        5.701   3/25/2036                    925,564      921,028
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2 A2                 5.408   1/15/2046                    775,000      763,025
Countrywide Alternative Loan Trust 2005-J4 2A1B (a)                     5.443   7/25/2035                    461,374      461,217
Countrywide Asset-Backed Certificates 2004-3 M3                         6.193   5/25/2034                    380,000      382,390
Credit Suisse/Morgan Stanley Commerical Mortgage Certificate 144a       5.389   5/15/2023                    950,000      950,283
Credit-Based Asset Servicing and Securitization 2005-CB4 AV1            5.423   8/25/2035                    501,373      501,488
Credit-Based Asset Servicing and Securitization 2005-CB7 AF1            5.208  11/25/2035                  1,686,573    1,674,835
Credit-Based Asset Servicing and Securitization 2005-CB8 AF1B           5.451  12/25/2035                  1,650,650    1,639,672
Credit-Based Asset Servicing and Securitization 2006-CB1 AF1            5.457   1/25/2036                  1,944,311    1,931,519
Credit-Based Asset Servicing and Securitization 2006-CB2 AF1            5.717  12/25/2036                    606,086      603,151
CS First Boston Mortgage Securities Corp. 2002-HE4                      6.940   8/25/2032                    650,000      650,329
Countrywide Asset-Backed Certificates 2006-SPS1 A (a)                   5.191  12/25/2025                  2,100,000    2,100,000
First Franklin Mortgage Loan Asset Backed 2005-FFH3 2A1                 5.453   9/25/2035                    803,914      804,000
First NLC Trust 2005-3 AV2 (a)                                          5.553  12/25/2035                  1,200,000    1,200,576
Ford Credit Auto Owner Trust 2005-B B                                   4.640   4/15/2010                  1,350,000    1,318,189
Green Tree Financial Corp. 1994-7 M1                                    9.250   3/15/2020                    765,777      792,187
GSAA Home Equity Trust 2006-7 AV1                                       5.403   3/25/2046                  1,790,181    1,790,181
GSAMP 2006-S4 A1                                                        5.240   5/25/2036                  1,300,000    1,300,000
Home Equity Asset Trust 2005-5 2A1 (a)                                  5.433  11/25/2035                  1,282,154    1,282,323
Home Equity Asset Trust 2005-8 2A1 (a)                                  5.433   2/25/2036                    851,096      851,339
Home Equity Mortgage Trust 2006-3 A1                                    5.472   9/25/2036                  1,000,000      999,685
Honda Auto Receivables Owner Trust 2004-1 A3                            2.400   2/21/2008                    704,104      697,635
Honda Auto Receivables Owner Trust 2005-5 A1                            4.221  11/15/2006                    232,656      232,656
Indymac Index Mortgage Loan Trust 2006-AR9 B2                           6.059   6/25/2036                    149,971      146,537
JP Morgan Acquisition Corp. 2006-CW1 A2                                 5.363   5/25/2036                    997,290      997,271

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Asset Backed--(continued)
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 ASB      5.875%  4/15/2045                 $  955,000   $  956,492
JP Morgan Mortgage Acquisition Corp. 2005-FRE1 A2F1                     5.375  10/25/2035                  1,376,079    1,367,388
MBNA Credit Card Master Note Trust 2001-C3 C3                           6.550  12/15/2008                  3,000,000    3,001,625
MMCA Automobile Trust 2002-1 Cl B                                       5.370   1/15/2010                    130,674      130,220
Morgan Stanley ABS Capital I 2005-WMC2 A2A (a)                          5.403   2/25/2035                     13,930       13,928
Morgan Stanley ABS Capital I 2005-WMC6 A2A (a)                          5.433   7/25/2035                    529,096      529,211
Morgan Stanley ABS Capital I 2006-HE3 A2A                               5.363   4/25/2036                    804,562      804,487
Morgan Stanley Home Equity Loans 2005-2 A2A                             5.413   5/25/2035                    246,196      246,157
Morgan Stanley Home Equity Loans 2006-3 A1                              5.373   4/25/2036                  1,287,886    1,287,766
Newcastle Mortgage Securities Trust 2006-1 A1                           5.393   3/25/2036                  2,172,962    2,173,271
Nissan Auto Receivables Owner Trust  2006-B A1                          5.081   5/15/2007                    774,641      774,641
Opteum Mortgage Acceptance Corp. 2005-1 A2 (a)                          5.463   2/25/2035                     22,799       22,795
Origen Manufactured Housing                                             5.250   2/15/2014                  1,591,483    1,581,993
Origen Manufactured Housing  2005-A A1                                  4.060   7/15/2013                    958,934      951,028
Ownit Mortgage Loan Asset-Backed Certification  2006-1 AF1              5.424  12/25/2036                  1,748,609    1,735,217
Popular ABS Mortgage Pass--Through Trust 2005-D AF1                     5.361   1/25/2036                  1,759,387    1,746,500
Renaissance Home Equity Loan Trust 2006-2 M1                            6.254   8/25/2036                  1,750,000    1,750,000
Renaissance Home Equity Loan Trust 2006-2 AF1                           5.999   8/25/2036                  2,000,000    2,000,000
Residential Asset Securities Corp. 2003-KS7 MI3                         5.750   9/25/2033                    575,000      558,178
Residential Asset Mortgage Products, Inc.                               5.423  10/25/2035                  1,432,537    1,432,820
Residential Asset Mortgage Products, Inc. 2004-RS12 AII1 (a)            5.453   6/25/2027                    186,871      186,888
Residential Asset Mortgage Products, Inc. 2005-RS2 AII1 (a)             5.433   2/25/2035                    113,233      113,246
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a)              5.423   3/25/2035                    526,685      526,735
Residential Asset Securities Corp. 2005-AHL2 A1 (a)                     5.423  10/25/2035                  1,130,614    1,130,830
Residential Asset Securities Corp. 2005-EMX1 AI1 (a)                    5.423   3/25/2035                    252,538      252,569
Residential Asset Securities Corp. 2005-EMX3 AI1 (a)                    5.433   9/25/2035                  1,024,396    1,024,582
Residential Asset Securities Corp. 2006-EMX3 A1 (a)                     5.383   4/25/2036                  2,211,524    2,211,685
Residential Asset Securities Corp. 2006-EMX4 A1 (a)                     5.363   6/25/2036                    991,817      991,817
Residential Fuding Mortgage Securities II 2006-HSA2 AI2                 5.500   3/25/2036                    300,000      297,657
Saxon Asset Securities Trust 2005-3 A2A (a)                             5.201  11/25/2035                    720,148      720,227
Soundview Home Equity Loan Trust 2005-M M3                              5.825   5/25/2035                    500,000      488,361
Specialty Underwriting & Residential Finance 2004-BC4 A2A               5.473  10/25/2035                     49,455       49,451
Specialty Underwriting & Residential Finance 2005-BC1 A1A               5.433  12/25/2035                    211,804      211,818
Specialty Underwriting & Residential Finance 2006-BC2 A2A               5.383   2/25/2037                  2,447,397    2,447,547
Structured  Asset Securities Corp. 2005-S3 M1                           5.823   6/25/2035                  1,425,000    1,433,085
Vanderbilt Mortgage Finance 1999-A 1A6                                  6.750    3/7/2029                  1,110,000    1,131,590
Wells Fargo Home Equity Trust 2006-1 A1                                 5.353   5/25/2036                  1,285,878    1,285,878
WFS Financial Owner Trust 2003-3 A4                                     3.250   5/20/2011                  2,283,377    2,243,978
WFS Financial Owner Trust 2004-1 D                                      3.170   8/22/2011                    727,387      715,304
WFS Financial Owner Trust 2004-4 C                                      3.210   5/17/2012                  1,067,767    1,038,422
WFS Financial Owner Trust 2005-2 B                                      4.570  11/19/2012                    675,000      660,849
                                                                                                                      -----------
Total Asset Backed (Cost $92,238,473)                                                                                  91,636,323
                                                                                                                      -----------
Collateralized Mortgage Obligations--7.1%
GNMA  2003-48 AC                                                        2.712   2/16/2020                  2,034,917    1,941,394
GNMA  2003-72 A                                                         3.206   4/16/2018                  1,910,314    1,841,134
GNMA  2003-88 AC                                                        2.914   6/16/2018                  1,394,342    1,328,512
GNMA 2003-96 B                                                          3.607   8/16/2018                    442,625      430,171
GNMA 2004-12A                                                           3.110   1/16/2019                  1,076,428    1,020,932
GNMA 2004-25 AC                                                         3.377   1/16/2023                    818,438      779,726

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations (continued)
GNMA 2004-43 A                                                          2.822%  12/16/2019                $1,246,720  $ 1,181,641
GNMA 2004-51 A                                                          4.145    2/16/2018                 1,869,343    1,810,882
GNMA 2004-57 A                                                          3.022    1/16/2019                   823,988      784,087
GNMA 2004-67 A                                                          3.648    9/16/2017                   649,004      628,172
GNMA 2004-77 A                                                          3.402    3/16/2020                   719,863      689,025
GNMA 2004-97 AB                                                         3.084    4/16/2022                 1,884,305    1,791,496
GNMA 2005-32 B                                                          4.385    8/16/2030                 1,365,000    1,319,907
GNMA 2005-87 A                                                          4.449    3/16/2025                 1,302,421    1,261,591
GNMA 2005-9 A                                                           4.026    5/16/2022                 1,687,297    1,630,448
GNMA 2005-90 A                                                          3.760    9/16/2028                 1,828,318    1,740,424
GNMA 2006-5 A                                                           4.241    7/16/2029                 1,680,924    1,617,147
GNMA 2006-6 A                                                           4.045   10/16/2023                   247,171      238,542
GNMA-REMIC 2005-29 A                                                    4.016    7/16/2027                 1,078,634    1,035,699
GNMA-REMIC 2006-3 A                                                     4.212    1/16/2028                 2,226,997    2,142,348
Nomura Asset Acceptance Corp. 2005-AP2 A5                               4.976    5/25/2035                   950,000      902,618
Nomura Asset Acceptance Corp. 2005-WF1 2A5                              5.159    3/25/2035                   880,000      843,456
Structured Asset Mortgage Investments, Inc. 1998-2 B                    6.050    4/30/2030                    42,872       42,683
Washington Mutual 2003-AR10 A6 (a)                                      4.067   10/25/2033                 1,800,000    1,740,001
Washington Mutual 2004-AR9 A7                                           6.881    8/25/2034                 1,250,000    1,194,754
Washington Mutual 2005-AR4 A4B                                          4.676    4/25/2035                   450,000      435,410
                                                                                                                      -----------
Total Collateralized Mortgage Obligations (Cost $31,368,022)                                                           30,372,200
                                                                                                                      -----------
Corporate--38.0%

Banking--6.1%
Ameriprise Financial, Inc.                                              7.518     6/1/2066                 1,030,000    1,036,237
Chevy Chase Bank FSB                                                    6.875    12/1/2013                 1,370,000    1,370,000
City National Corp.                                                     5.125    2/15/2013                   640,000      610,893
Colonial Bank                                                           8.000    3/15/2009                   325,000      337,178
Colonial Bank NA                                                        6.375    12/1/2015                 1,100,000    1,090,953
JPMorgan Chase & Co                                                     5.125    9/15/2014                 1,600,000    1,511,280
Manuf & Traders Trust Co.                                               5.585   12/28/2020                   625,000      601,253
MBNA Corp.                                                              6.125     3/1/2013                 1,575,000    1,598,148
MUFG Capital Financial 1 Ltd.                                           6.346    3/15/2049                   675,000      651,098
Provident Capital Trust I                                               8.600    12/1/2026                   590,000      618,784
Rabobank Capital Funding Trust III 144A                                 5.254   10/15/2049                 1,450,000    1,328,329
Regions Financial Corp. (a)                                             5.240     8/8/2008                 1,675,000    1,675,804
Socgen Real Estate LLC 144A                                             7.640   12/29/2049                 2,050,000    2,093,450
Sovereign Bancorp. 144A                                                 4.800     9/1/2010                 1,150,000    1,101,472
US Bank NA (a)                                                          5.023    9/29/2006                 2,625,000    2,624,948
USB Capital IX                                                          6.189     4/1/2049                 1,310,000    1,281,036
Wachovia Bank NA                                                        5.000    8/15/2015                 1,130,000    1,052,924
Washington Mutual, Inc.                                                 4.625     4/1/2014                 2,190,000    1,978,481
Wells Fargo & Co.                                                       6.375     8/1/2011                   850,000      872,901
Western Financial Bank FSB                                              9.625    5/15/2012                   600,000      660,238
Zions Bancorp                                                           5.228    4/15/2008                   815,000      815,211
Zions Bancorporation                                                    6.000    9/15/2015                 1,145,000    1,134,614
                                                                                                                      -----------
                                                                                                                       26,045,232
                                                                                                                      -----------
Basic Materials--2.0%
Cabot Corp. 144A                                                        5.250     9/1/2013                   900,000      850,781
Equistar Chemicals LP/ Equistar Funding Corp.                          10.125     9/1/2008                   485,000      510,463
Georgia-Pacific Corp.                                                   8.000    1/15/2024                   980,000      926,100

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials (continued)
ICI Wilmington, Inc.                                                    4.375%  12/1/2008                  $ 335,000    $ 323,297
Lubrizol Corp.                                                          4.625   10/1/2009                    930,000      895,438
Lubrizol Corp. (b)                                                      6.500   10/1/2034                  1,400,000    1,338,956
RPM International, Inc.                                                 6.250  12/15/2013                  1,145,000    1,125,672
RPM International, Inc.                                                 4.450  10/15/2009                    645,000      614,451
Temple-Inland                                                           6.625   1/15/2018                    875,000      870,574
Westvaco Corp.                                                          7.950   2/15/2031                    525,000      558,669
Weyerhaeuser Co.                                                        7.125   7/15/2023                    530,000      521,027
                                                                                                                      -----------
                                                                                                                        8,535,428
                                                                                                                      -----------
Communications--1.9%
AT&T, Inc.                                                              5.263   5/15/2008                    700,000      699,923
Comcast Corp.                                                           5.500   3/15/2011                    325,000      319,188
New Cingular Wireless Services, Inc.                                    8.750    3/1/2031                    430,000      527,190
News America Holdings, Inc.                                             7.700  10/30/2025                  1,000,000    1,067,504
SBC Communications, Inc.                                                5.625   6/15/2016                    710,000      672,998
Sprint Capital Corp.                                                    8.750   3/15/2032                  1,720,000    2,074,151
TCI Communications, Inc.                                                7.875   2/15/2026                    825,000      888,370
Time Warner, Inc.                                                       6.750   4/15/2011                  1,100,000    1,127,728
Verizon Global Funding Corp.                                            5.850   9/15/2035                    735,000      639,410
Viacom, Inc. 144A                                                       5.750   4/30/2011                    300,000      294,665
                                                                                                                      -----------
                                                                                                                        8,311,127
                                                                                                                      -----------
Consumer Cyclical--1.7%
Caesars  Entertainment,  Inc.                                           8.500  11/15/2006                    520,000      524,631
Caesars  Entertainment,  Inc.                                           8.875   9/15/2008                    900,000      945,000
Crown Americas,  Inc. 144A                                              7.625  11/15/2013                    720,000      707,400
Crown Americas,  Inc. 144A                                              7.750  11/15/2015                    410,000      403,850
DaimlerChrysler NA Holding Corp.                                        8.500   1/18/2031                    325,000      367,990
DaimlerChrysler  NA Holding Corp.                                       4.875   6/15/2010                    380,000      363,242
Darden  Restaurants                                                     6.000   8/15/2035                    650,000      562,453
Heinz (H.J.) Co. 144A                                                   6.428   12/1/2008                    525,000      533,395
Hewlett-Packard  Co.                                                    5.339   5/22/2009                    850,000      850,027
Mohegan Tribal Gaming  Authority                                        8.000    4/1/2012                    840,000      853,650
Station  Casinos,  Inc.                                                 6.000    4/1/2012                    850,000      795,813
Yum! Brands, Inc.                                                       6.250   4/15/2016                    310,000      306,841
                                                                                                                      -----------
                                                                                                                        7,214,292
                                                                                                                      -----------

Consumer Noncyclical--1.6%
Altria Group, Inc.                                                      7.000   11/4/2013                    900,000      949,500
Aramark Services,  Inc.                                                 7.000   7/15/2006                  2,290,000    2,290,559
RR Donnelley & Sons Co.                                                 4.950    4/1/2014                  1,710,000    1,539,566
Safeway,  Inc. (b)                                                      7.250    2/1/2031                    830,000      842,374
Stater Brothers Holdings                                                8.125   6/15/2012                    865,000      854,188
Wyeth                                                                   5.500    2/1/2014                    555,000      536,265
                                                                                                                      -----------
                                                                                                                        7,012,452
                                                                                                                      -----------
Energy--1.9%
Amerada Hess Corp.                                                      6.650   8/15/2011                  1,085,000    1,115,128
BP Capital Markets PLC                                                  2.750  12/29/2006                  4,600,000    4,543,070
DTE Energy Co. (b)                                                      6.350    6/1/2016                    555,000      552,182
Southern Natural Gas Co.                                                6.700   10/1/2007                  1,910,000    1,913,092
                                                                                                                      -----------
                                                                                                                        8,123,472
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Financial--11.9%
Aegon NV                                                                5.750% 12/15/2020                 $1,205,000 $  1,158,823
American International Group, Inc. 144A                                 5.050   10/1/2015                    595,000      555,078
Archstone-Smith Operating Trust REIT                                    5.250    5/1/2015                    200,000      188,015
Archstone-Smith Operating Trust                                         5.000   8/15/2007                    850,000      839,673
Arden Realty LP REIT                                                    5.200    9/1/2011                    780,000      764,330
Bear Stearns Cos., Inc. (b)                                             4.500  10/28/2010                    905,000      863,290
Boeing Capital Corp.                                                    7.375   9/27/2010                  1,055,000    1,120,920
Boston Properties LP                                                    5.625   4/15/2015                    675,000      650,325
Brandywine Operation Partners                                           5.949    4/1/2009                    800,000      800,388
Chubb Corp.                                                             5.472   8/16/2008                  2,500,000    2,485,143
CIT Group, Inc.                                                         4.750   8/15/2008                    985,000      966,221
Commercial Net Lease Realtor REIT                                       6.150  12/15/2015                    475,000      459,094
Countrywide Home Loans, Inc.                                            4.000   3/22/2011                    604,000      555,695
Credit Suisse FB USA, Inc. (b)                                          5.125   8/15/2015                  1,000,000      934,636
Credit Suisse USA, Inc.                                                 5.316    6/5/2009                  1,165,000    1,164,341
Duke Really LP                                                          5.875   8/15/2012                  1,150,000    1,146,682
Duke Realty LP                                                          3.500   11/1/2007                  1,100,000    1,067,340
Duke Realty LP                                                          7.750  11/15/2009                    915,000      964,438
Duke Realty LP                                                          6.950   3/15/2011                     25,000       25,972
EOP Operating LP                                                        7.000   7/15/2011                  1,100,000    1,142,750
Erac USA Finance Co. 144A                                               5.399   4/30/2009                    260,000      260,125
Erac USA Finance Co. 144A                                               7.950  12/15/2009                  1,000,000    1,060,073
ERP Operating LP (b)                                                    6.625   3/15/2012                    200,000      206,999
ERP Operating LP                                                        5.125   3/15/2016                    735,000      679,146
ERP Operating LP REIT                                                   5.375    8/1/2016                    365,000      342,563
Federal Realty Investment Trust REIT                                    5.650    6/1/2016                    750,000      719,393
Glencore Funding LLC 144A                                               6.000   4/15/2014                  1,320,000    1,205,536
Glitnir Banki HF 144A (i)                                               6.693   6/15/2016                  1,075,000    1,068,848
Goldman Sachs Group, Inc.                                               4.500   6/15/2010                  1,145,000    1,094,699
Healthcare Realty Trust, Inc.                                           8.125    5/1/2011                    540,000      580,013
HRPT Properties Trust REIT                                              5.941   3/16/2011                  1,100,000    1,100,834
HSBC Financial Capital Trust IX (a) (b)                                 5.911  11/30/2035                  3,435,000    3,278,072
HSBC Financial Corp.                                                    5.500   1/19/2016                  1,125,000    1,071,414
Jefferies Group, Inc.                                                   7.750   3/15/2012                  1,920,000    2,062,424
John Deere Capital Corp.                                                4.400   7/15/2009                    665,000      641,888
Lehman Brothers Holdings                                                5.500    4/4/2016                    425,000      406,108
Lehman Brothers Holdings E-Capital Trust I (a)                          5.954   8/19/2065                    250,000      249,957
Leucadia National Corp.                                                 7.000   8/15/2013                  1,160,000    1,125,200
Lincoln National Corp.                                                  7.000   5/17/2066                  1,080,000    1,071,624
Mack-Cali Realty LP REIT                                                5.050   4/15/2010                    350,000      337,351
Mack-Cali Realty LP REIT                                                5.250   1/15/2012                    800,000      767,835
Mack-Cali Realty LP REIT                                                5.125   1/15/2015                    550,000      508,546
Mack-Cali Realty LP REIT                                                5.800   1/15/2016                    645,000      616,368
MassMutual Global Funding II 144A                                       3.800   4/15/2009                    650,000      619,656
Mizuho JGB Investment 144A (a)                                          9.870   8/30/2049                    975,000    1,043,972
Morgan Stanley                                                          5.276    2/9/2009                  1,050,000    1,051,169
Morgan Stanley                                                          4.750    4/1/2014                  1,350,000    1,237,707
Nuveen Investments, Inc.                                                5.000   9/15/2010                    600,000      576,881
Phoenix Cos, Inc.                                                       6.675   2/16/2008                    445,000      446,068
Regency Centers LP                                                      5.250    8/1/2015                    300,000      280,388
Residential Capital Corp.                                               6.125  11/21/2008                    850,000      840,149

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Financial (continued)
Residential Capital Corp.                                               6.375%   6/30/2010                 $ 660,000    $ 651,018
Residential Capital Corp. 144A                                          6.898    4/17/2009                 1,250,000    1,249,931
Resona Bank Ltd. 144a                                                   5.850    1/10/2049                 1,015,000      944,330
Simon Property Group LP REIT                                            5.750     5/1/2012                   800,000      788,123
SLM Corp.                                                               5.240    7/27/2009                 2,130,000    2,131,636
Washington Mutual, Inc.                                                 5.368    1/15/2010                   920,000      923,799
                                                                                                                      -----------
                                                                                                                       51,092,997
                                                                                                                      -----------
Health Care--0.6%
HCA, Inc.                                                               6.950     5/1/2012                 1,120,000    1,093,264
Unitedhealth Group, Inc.                                                5.375    3/15/2016                 1,145,000    1,083,192
Wellpoint, Inc.                                                         5.000    1/15/2011                   575,000      553,816
                                                                                                                      -----------
                                                                                                                        2,730,272
                                                                                                                      -----------
Industrial--3.9%
American Standard, Inc.                                                 7.375     2/1/2008                   500,000      509,291
American Standard, Inc.                                                 7.625    2/15/2010                 1,000,000    1,044,124
Chesapeake Energy                                                       7.625    7/15/2013                   365,000      367,281
Enterprise Products Operations                                          5.600   10/15/2014                 1,860,000    1,760,775
ICI North America                                                       8.875   11/15/2006                    75,000       75,725
ICI Wilmington, Inc. (b)                                                7.050    9/15/2007                   325,000      328,283
ICI Wilmington, Inc.                                                    5.625    12/1/2013                 1,365,000    1,308,845
Johnson Controls, Inc.                                                  5.250    1/15/2011                   225,000      219,261
L-3 Communications Corp.                                                7.625    6/15/2012                 1,450,000    1,471,750
L-3 Communications Corp.                                                6.375   10/15/2015                   240,000      229,200
Mohawk Industries, Inc.                                                 5.750    1/15/2011                   895,000      878,955
Northrop Grumman Corp.                                                  7.125    2/15/2011                   545,000      573,492
Raytheon Co.                                                            5.500   11/15/2012                   380,000      372,265
Raytheon Co.                                                            6.750    8/15/2007                   248,000      250,409
Sealed Air Corp. 144A                                                   5.625    7/15/2013                   570,000      543,113
Southern Peru Copper Corp.                                              7.500    7/27/2035                   590,000      563,291
Telefonica Emisiones                                                    5.984    6/20/2011                   850,000      846,881
Teva Pharm Finance LLC                                                  6.150     2/1/2036                   755,000      677,929
Tyson Foods, Inc.                                                       6.600     4/1/2016                   600,000      586,478
Verizon Communications                                                  5.300    8/15/2007                   745,000      745,115
Waste Management, Inc.                                                  6.875    5/15/2009                 1,220,000    1,254,374
Waste Management, Inc.                                                  7.375     8/1/2010                   275,000      290,078
Waste Management, Inc.                                                  7.000    7/15/2028                   900,000      932,948
Waste Management, Inc.                                                  7.375    5/15/2029                    35,000       38,043
Windstream Corp. 144A (i)                                               8.125     8/1/2013                   805,000      821,100
Windstream Corp. 144A (i)                                               8.625     8/1/2016                   260,000      265,850
                                                                                                                      -----------
                                                                                                                       16,954,856
                                                                                                                      -----------
Services--1.8%
ACE Capital Trust II                                                    9.700     4/1/2030                   405,000      498,860
AON Corp.                                                               8.205     1/1/2027                   650,000      701,210
Coventry Health Care,Inc.                                               5.875    1/15/2012                 1,145,000    1,099,200
CVS Corp.                                                               4.000    9/15/2009                   360,000      340,669
First Energy Corp.                                                      5.500   11/15/2006                 1,000,000      998,813
Hartford Financial Services Group                                       5.550    8/16/2008                   970,000      966,860
Medco Health Solutions, Inc.                                            7.250    8/15/2013                   310,000      328,228
Metlife, Inc.                                                           5.000    6/15/2015                 2,150,000    1,988,877

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Services (continued)
MGM Mirage, Inc.                                                        6.000%  10/1/2009                  $ 410,000    $ 398,725
Nextel Communications, Inc.                                             5.950   3/15/2014                    565,000      542,764
                                                                                                                      -----------
                                                                                                                        7,864,206
                                                                                                                      -----------
Transportation--1.0%
CSX Corp.                                                               6.250  10/15/2008                    865,000      874,330
Fedex Corp.                                                             2.650    4/1/2007                  1,090,000    1,064,329
Norfolk Southern Corp.                                                  6.750   2/15/2011                    325,000      337,269
Ryder System, Inc.                                                      5.000   6/15/2012                    720,000      674,756
Union Pacific Corp.                                                     3.875   2/15/2009                  1,400,000    1,338,399
                                                                                                                      -----------
                                                                                                                        4,289,083
                                                                                                                      -----------
Technology & Electronics--0.2%
Freescale Semiconductor, Inc. (b)                                       6.875   7/15/2011                    335,000      336,675
Quest Diagnostics, Inc.                                                 5.125   11/1/2010                    450,000      437,499
                                                                                                                      -----------
                                                                                                                          774,174
                                                                                                                      -----------
Utilities--3.4%
Appalachian Power Co.                                                   5.950   5/15/2033                    450,000      411,336
Appalachian Power Co.                                                   6.375    4/1/2036                    825,000      789,593
Assurant, Inc.                                                          6.750   2/15/2034                    600,000      591,085
Consumers Energy Co.                                                    5.375   4/15/2013                    995,000      954,874
Dominion Resources, Inc. (a)                                            5.790   9/28/2007                  1,140,000    1,140,685
Dominion Resources, Inc.                                                7.195   9/15/2014                  1,090,000    1,145,216
FirstEnergy Corp.                                                       6.450  11/15/2011                    650,000      661,389
FPL Energy National Wind 144A                                           5.608   3/10/2024                    218,587      209,276
Mirant North America LLC 144A                                           7.375  12/31/2013                    510,000      492,150
Nevada Power Co.                                                        5.875   1/15/2015                    275,000      260,797
Nevada Power Co. 144A                                                   5.950   3/15/2016                    365,000      345,945
Niagara Mohawk Power Corp.                                              7.750   10/1/2008                  1,000,000    1,040,615
Nisource Finance Corp.                                                  5.764  11/23/2009                    620,000      620,680
Nisource Finance Corp.                                                  5.250   9/15/2017                    800,000      727,793
Oneok, Inc.                                                             5.200   6/15/2015                    475,000      433,931
Pacific Gas & Electric Co.                                              3.600    3/1/2009                    550,000      522,150
Pemex Project Funding Master Trust 144A                                 5.750  12/15/2015                    845,000      778,245
Pepco Holdings, Inc.                                                    5.500   8/15/2007                    850,000      846,947
Public Service Co. of Colorado                                          4.375   10/1/2008                    930,000      903,962
Republic Services, Inc.                                                 6.086   3/15/2035                  1,450,000    1,342,195
Windsor Financing LLC 144A (i)                                          5.881   7/15/2017                    280,000      270,799
                                                                                                                      -----------
                                                                                                                       14,489,663
                                                                                                                      -----------
Total Corporate (Cost $169,462,798)                                                                                   163,437,254
                                                                                                                      -----------
Municipal Bonds--2.2%
Erie County NY Tob Asset Securitization Corp.                           6.000   6/1/2028                     980,000      955,392
Michigan Tobacco Settlement Finance Authority                           7.430   6/1/2034                     810,000      807,959
Sacramento County California Pension Funding (MBIA Insured)(b)(c)       0.000  7/10/2030                   1,675,000    1,673,962
Tobacco Settlement Authority Iowa                                       6.500   6/1/2023                   3,210,000    3,153,440
Tobacco Settlement Authority Michigan                                   7.309   6/1/2034                   3,200,000    3,196,960
                                                                                                                      -----------
Total Municipal Bonds (Cost $8,898,583)                                                                                 9,787,713
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Bonds--1.4%
Argentina Bonos (a)                                                     1.234%   8/3/2012                 $1,485,000  $ 1,227,353
Banco Nacional de Desenvolvimento Economico e Social (a)                5.727   6/16/2008                  1,325,000    1,303,469
Republic of El Salvador 144A                                            8.500   7/25/2011                    870,000      943,950
Republic of South Africa                                                9.125   5/19/2009                  1,485,000    1,592,663
United Mexican States                                                   6.625    3/3/2015                  1,055,000    1,065,550
                                                                                                                      -----------
Total Sovereign Bonds (Cost $6,186,423)                                                                                 6,132,985
                                                                                                                      -----------
Yankee Bonds--5.2%
Amvescap PLC                                                            5.375   2/27/2013                  1,090,000    1,042,711
Bank of Scotland 144A                                                   7.000    4/1/2049                    630,000      637,887
British Sky Broadcasting PLC                                            7.300  10/15/2006                  4,880,000    4,898,544
British Sky Broadcasting PLC                                            6.875   2/23/2009                    115,000      117,738
British Sky Broadcasting PLC                                            8.200   7/15/2009                  1,055,000    1,120,377
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)                           5.506   2/15/2049                  1,235,000    1,126,242
Deutsche Telekom International Finance BV                               8.250   6/15/2030                  1,320,000    1,524,006
Export-Import Bank of Korea                                             4.500   8/12/2009                    895,000      859,362
Falconbridge Ltd.                                                       5.375    6/1/2015                    100,000       91,159
Falconbridge Ltd.                                                       6.000  10/15/2015                    480,000      457,039
ING Groep NV (a)                                                        5.775  11/30/2049                    860,000      816,064
Kaupthing Bank 144A                                                     7.125   5/19/2016                  1,000,000    1,000,300
Nippon Life Insurance 144A                                              4.875    8/9/2010                  1,000,000      961,059
Northern Rock PLC 144A                                                  5.600   4/30/2014                    640,000      601,839
Royal KPN NV                                                            8.375   10/1/2030                  1,815,000    1,948,464
Sappi Papier Holding AG 144A                                            6.750   6/15/2012                    471,000      440,624
Shinsei Finance Cayman Ltd 144A                                         6.418   7/20/2048                    680,000      638,644
Simon Property Group LP                                                 4.875   8/15/2010                    795,000      768,612
St George Funding Co. 144A                                              8.485   6/30/2017                    795,000      843,163
St. George Bank Ltd. 144A                                               5.300  10/15/2015                    890,000      842,454
Sumitomo Mitsui Banking 144A (a) (b)                                    5.625   7/15/2049                    675,000      629,516
Telecom Italia Capital SA                                               4.875   10/1/2010                  1,000,000      956,215
                                                                                                                      -----------
Total Yankee Bonds (Cost $23,302,523)                                                                                  22,322,019
                                                                                                                      -----------
Pass Thru Securities--33.2%

Non-Agency Pass Thru Securities--5.8%
Bayview Commercial Asset Trust 2003-1 A 144a                            5.903   8/25/2033                    529,670      532,214
Bayview Commercial Asset Trust 2003-2 A 144a                            5.903  12/25/2033                    684,279      686,418
Bayview Commercial Asset Trust 2004-1 A 144a                            5.683   4/25/2034                    663,613      664,857
Bayview Commercial Asset Trust 2005-3A B3 144A (a)                      8.323  11/25/2035                    282,292      286,746
Bayview Commercial Asset Trust 2005-4A B3 144A (a)                      8.823   1/25/2036                    242,932      242,932
Bayview Commercial Asset Trust 2006-1A B2 144a                          7.023   4/25/2036                    268,455      268,790
Bayview Commercial Asset Trust 2006-SP1 A1 144A                         5.593   4/25/2036                    273,776      273,862
Bayview Commerical Asset Trust 2006-2A B2 144a                          6.793   7/25/2036                    495,504      495,426
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                 4.240   8/13/2039                  1,890,000    1,783,263
Bear Stearns Commercial Mortgage Securities 2006-PW12 AAB               5.686   9/11/2038                    950,000      943,766
Calwest Industrial Trust 2002-CALW A 144A                               6.127   2/15/2017                  2,120,000    2,157,650
Capco America Securitization Corp. 1998-D7 A1B                          6.260  10/15/2030                  1,155,000    1,168,517

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Non-Agency Pass Thru Securities (continued)
Crown Castle Towers LLC, 2005-1A D 144A                                 5.612%  6/15/2035                 $  540,000  $   525,806
DLJ Commercial Mortgage Corp. 1998-CF2 B1                               7.274  11/12/2031                  2,350,000    2,419,960
First Chicago/Lennar Trust 1997-CHL1 D 144A                             7.619   4/29/2039                  1,221,818    1,221,818
Global Signal Trust 2006-1 D 144a                                       6.052   2/15/2036                    780,000      772,805
Global Signal Trust 2006-1 E 144a                                       6.495   2/15/2036                    395,000      391,391
Impac Secured Assets Corp. 2006-1 2A1                                   5.673   5/25/2036                    670,893      671,926
JP Morgan Chase Commerical Mortgage Security Co. 2005-LDP5 A2           5.198  12/15/2044                  1,585,000    1,549,310
Mach One Trust 2004-1A A1 144A                                          3.890   5/28/2040                  1,052,627    1,027,983
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2                         4.960   7/12/2038                  1,065,000    1,033,983
Merrill Lynch Mortgage Trust, Inc. 2005-CKI1 A2                         5.396  11/12/2037                    375,000      368,338
Morgan Stanley Capital I 2006-T21 A2                                    5.090  10/12/2052                  1,325,000    1,291,355
Washington Mutual Asset Securities Corp. 2003-C1A A 144a                3.830   1/25/2035                  4,250,258    4,043,168
                                                                                                                      -----------
                                                                                                                       24,822,284
                                                                                                                      -----------
Agency Pass Thru Securities--27.4%
FHLMC Gold                                                              4.000   10/1/2009                    520,920      499,178
FHLMC Gold                                                              3.500    9/1/2010                    419,126      391,293
FHLMC Gold                                                              7.000   11/1/2031                    159,098      163,073
FHLMC Gold                                                              7.000   11/1/2031                    147,831      151,524
FHLMC Gold                                                              5.500    1/1/2034                    857,050      825,362
FHLMC Gold                                                              5.500    3/1/2034                    306,887      295,540
FNMA                                                                    4.000    5/1/2010                  1,901,627    1,805,520
FNMA                                                                    3.640    6/1/2010                  2,665,000    2,459,493
FNMA                                                                    3.530    7/1/2010                  1,166,034    1,079,439
FNMA                                                                    5.139  12/25/2011                    863,792      855,214
FNMA                                                                    8.500    6/1/2012                     19,468       19,831
FNMA                                                                    5.000    1/1/2019                    395,527      381,522
FNMA                                                                    5.500   11/1/2024                  1,540,185    1,497,128
FNMA                                                                    5.500    1/1/2025                  4,107,253    3,992,431
FNMA                                                                    7.500   11/1/2029                        852          884
FNMA                                                                    5.500    1/1/2034                    802,366      774,042
FNMA                                                                    5.500    1/1/2034                  1,821,410    1,757,115
FNMA (TBA) (d)                                                          6.000    7/1/2020                 11,300,000   11,338,849
FNMA (TBA) (d)                                                          6.000    8/1/2020                  5,650,000    5,664,125
FNMA (TBA) (d)                                                          5.000    7/1/2035                 10,435,000    9,753,469
FNMA (TBA) (d)                                                          4.500    7/1/2021                 21,325,000   20,152,125
FNMA (TBA) (d)                                                          5.000    7/1/2020                 17,800,000   17,138,054
FNMA (TBA) (d)                                                          5.500    7/1/2020                  3,725,000    3,655,156
FNMA (TBA) (d)                                                          5.500    7/1/2035                 32,375,000   31,090,101
FNMA (TBA) (d)                                                          6.000    7/1/2035                  2,250,000    2,214,140
GNMA                                                                    9.000   2/15/2021                     18,861       20,335
                                                                                                                      -----------
                                                                                                                      117,974,943
                                                                                                                      -----------
Total Pass Thru Securities (Cost $144,841,706)                                                                        142,797,227
                                                                                                                      -----------
US Treasury Obligations--17.1%
U.S. Treasury Note                                                      4.875   4/30/2008                  2,300,000    2,287,511
U.S. Treasury Note                                                      5.125   6/30/2011                  1,805,000    1,807,115
U.S Treasury Note (b)                                                   3.000  12/31/2006                  5,405,000    5,344,405
U.S. Treasury Bond                                                      5.250  11/15/2028                    895,000      890,804
U.S. Treasury Note (b)                                                  3.625   4/30/2007                  7,520,000    7,417,773

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par          Value
Security Description                                                    Rate    Maturity                    Value       (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
US Treasury Obligations (continued)
U.S. Treasury Note (b)                                                  4.375% 12/31/2007               $  6,785,000  $ 6,704,164
U.S. Treasury Note (b)                                                  4.500   2/28/2011                  1,470,000    1,433,365
U.S. Treasury Note (b)                                                  3.000   7/15/2012                 12,452,913   12,823,586
U.S. Treasury Note (b)                                                  4.750   5/15/2014                  3,694,000    3,603,527
U.S. Treasury Note                                                      5.125   5/15/2016                 20,110,000   20,086,431
U.S. Treasury Notes (b)                                                 3.500   2/15/2010                     45,000       42,620
U.S.Treasury Bond                                                       4.500   2/15/2036                 12,410,000   11,127,315
                                                                                                                      -----------
Total U.S. Treasury Obligations (Cost $73,903,367)                                                                     73,568,616
                                                                                                                      -----------
Foreign Denominated--0.6%

Brazil--0.2%
Republic of Brazil (b)                                                 12.500    1/5/2016       BRL        2,330,000    1,054,981
                                                                                                                      -----------
Euro--0.1%
Nordic Tel Co. Holdings                                                 8.250    5/1/2016       EUR          355,000      464,188
                                                                                                                      -----------
Mexico--0.3%
Mexican Fixed Rate Bonds                                                9.000  12/22/2011       MXN       12,200,000    1,097,775
                                                                                                                      -----------
Total Foreign Denomited (Cost $2,518,177)                                                                               2,616,944
                                                                                                                      -----------
TOTAL BONDS AND NOTES (COST $552,720,072)                                                                             542,671,281
                                                                                                                      -----------
                                                                                                         Contract
                                                                                                           Size
                                                                                                        ------------
PURCHASED OPTIONS--0.1%
EUR Call/USD Put, Strike Price 3.5625, 1/26/2007                                                           4,065,000      117,694
3M Libor, Strike Price 5.75, 6/27/2007                                                                       854,000       68,686
CDX EM 4 Option Call, Strike Price 0.90, 9/05/2006                                                         8,575,000       60,025
U.S. Treasury Note 4.50% Call, Strike Price 101.07, 9/19/06                                                  184,500        1,414
                                                                                                                      -----------
TOTAL PURCHASED OPTIONS (Cost $244,575)                                                                                   247,819
                                                                                                                      -----------
SHORT TERM INVESTMENTS--0.3%                                                                             Par Value
                                                                                                        ------------
U.S. Government Agency--0.2%
FNMA Discount Note (e)                                                  5.130   7/17/2006                  1,065,000    1,062,572
                                                                                                                      -----------
U.S. Treasury Bill--0.1%
U.S. Treasury Bill (b) (e) (f)                                          4.730    9/7/2006                    325,000      322,097
                                                                                                                      -----------
TOTAL SHORT TERM INVESTMENTS (COST $1,384,669)                                                                          1,384,669
                                                                                                                      -----------
                                                                                                           Shares
                                                                                                        ------------
INVESTMENT OF CASH COLLATERAL--11.4%
BlackRock Cash Strategies L.L.C (g) (Cost $49,108,415)                  5.140                             49,108,415   49,108,415
                                                                                                                      -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $603,457,731)                                                                    593,412,184
                                                                                                                      -----------
AFFILIATED INVESTMENTS--4.0%
Dreyfus Institutional Preferred Plus Money Market Fund (g) (h)
  (Cost $17,109,884)                                                    5.320                             17,109,884   17,109,884
                                                                                                                      -----------
Total Investments--141.9% (Cost $620,567,615)                                                                         610,522,068
                                                                                                                     ------------
Liabilities in Excess of Other Assets--(41.9%)                                                                       (180,188,570)
                                                                                                                     ------------
NET ASSETS--100%                                                                                                     $430,333,498
                                                                                                                     ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,496,562 or 10.6% of net assets.
FHLMC-Federal Home Loan Mortgage Company
FNMA-Federal National Mortgage Association
GNMA-Government National Mortgage Association
REIT-Real Estate Investment Trust
TBA-To Be Announced
BRL-Brazillian Real
EUR-Euro
MXN-Mexican Peso
(a)  Variable Rate Security; rate indicated as of June 30, 2006.
(b)  Security, or a portion of thereof, was on loan at June 30, 2006.
(c)  Zero coupon security.
(d)  Delayed delivery security.
(e)  Rate noted is yield to maturity
(f)  Denotes all of part of security pledged as collateral.
(g)  Stated rate is the seven-day yield for the fund at June 30, 2006.
(h)  Affiliated institutional money market fund.
(i) Illiquid security, at the period end, the value of these securities amounted to $2,426,597 or 0.6% of net assets.

At June 30, 2006 the Portfolio held the following futures contracts:

                                                                                             Underlying Face       Unrealized
Contract                                       Position                Expiration Date       Amount at Value       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. 10 Year Treasury Note (386 Contracts)       Short                    9/20/2006            $40,608,406          $ 131,781
U.S. 2 Year Treasury Note (20 Contracts)         Short                    9/29/2006              4,070,000             14,328
U.S. 5 Year Treasury Note (463 Contracts)        Long                     9/29/2006             50,219,610           (268,453)
U.S. Long Bond CBT (107 Contracts)               Short                    9/20/2006             11,412,898             (6,665)
                                                                                                                    ---------
                                                                                                                    $(129,009)
                                                                                                                    =========

At June 30, 2006, the Portfolio held the following forward foreign currency exchange contracts:

                                       Principal          Contract          Value at          USD Amount        Unrealized
Contracts to Deliver                     Amount          Value Date       June 30, 2006       to Receive           Loss
-----------------------------------------------------------------------------------------------------------------------------------
British Pound Sterling                  185,000          9/20/2006           $ 342,568         $ 341,760          $   (808)
Euro                                    370,000          9/20/2006             475,796           468,968            (6,828)
Japanese Yen                          6,229,508          6/19/2006              54,449            54,168              (281)
                                                                             ---------         ---------          --------
Total                                                                        $ 872,813         $ 864,896          $ (7,917)
                                                                             =========         =========          ========

At June 30, 2006 the Portfolio held the following written option contracts:

Written Put Options             Strike Price             Expiration Date         Contracts           Premiums              Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 4.50% Put          96.164                9/19/2006                1               $18,383              $30,403
                                                                                 =========           =======              =======

                                                           Notional                  Expiration
Description                               CounterParty     Amount     Exercise Price    Date        Contracts    Premiums     Value
-----------------------------------------------------------------------------------------------------------------------------------
Call--Republic of Peru, 8.75%,
  11/21/2033--Credit default swaption    Deutsche Bank    1,080,000    Default Event  7/5/2006          1         $10,152     $ --
Call--CDX.EM.4
  Call--Credit default swaption        Lehman Brothers   17,150,000           0.450%  9/6/2006          1          77,175   61,740
                                                                                                    ---------    --------- --------
                                                                                                        2         $87,327  $61,740
                                                                                                    =========    ========= ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------
At June 30, 2006, the Portfolio held the following open swap agreements:

                                                                                                                       Unrealized
Credit Default Swaps                  Reference                Buy/Sell   (Pay)/Receive    Expiration     Notional    Appreciation/
 Counterparty                           Entity               Protection+    Fixed Rate        Date         Amount    (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup             CenturyTel, Inc. 7.875% due 8/15/2012      Buy      (1.160%)          9/20/2015    $  853,000   $  (1,784)
Citigroup             CenturyTel, Inc. 7.875% due 8/15/2012      Buy      (1.190%)          9/20/2015     1,920,000      (7,981)
Citigroup          Dow Jones CDX.NA.IG.4 7% and 10% tranche      Buy      (0.705%)          6/20/2010     3,277,000     (68,887)
Citigroup          Dow Jones CDX.NA.IG.4 7% and 10% tranche      Buy      (0.685%)          6/20/2010       470,000      (9,542)
Deutsche Bank                            Dow Jones CDX.EM.5      Buy       (1.35%)          6/20/2011     9,814,000      14,692
Deutsche Bank     Koninkijke KPN N.V., 8.00% due 10/01/2010      Buy      (0.850%)         12/20/2010     2,310,000     (20,378)
JPMorgan                                 Dow Jones CDX.EM.5      Buy       (1.35%)          6/20/2011     1,870,000       4,628
JPMorgan                                 Dow Jones CDX.EM.5      Buy       (1.35%)          6/20/2011     8,812,000      51,862
JPMorgan         Koninklijke KPN N.V., 8.00% due 10/01/2010      Buy       (0.86%)         12/20/2010     3,460,000     (31,876)
JPMorgan              Master Asset Backed Securities Trust
                           2005-WMCI, 6.6925% due 3/25/2035      Buy       (1.18%)          4/25/2009     1,450,000       1,096
Morgan Stanley       CenturyTel, Inc., 7.875% due 8/15/2012      Buy      (1.150%)          9/20/2015       247,000        (347)
Morgan Stanley     Dow Jones CDX.NA.IG.4 7% and 10% tranche      Buy      (0.685%)          6/20/2010       470,000      (9,542)
Morgan Stanley             V.F. Corp., 8.50% due 10/01/2010      Buy       (0.72%)          6/20/2016     1,380,000     (15,277)
Morgan Stanley             V.F. Corp., 8.50% due 10/01/2010      Buy       (0.46%)          6/20/2011     1,580,000     (10,804)
Morgan Stanley             V.F. Corp., 8.50% due 10/01/2010      Buy       (0.45%)          6/20/2011       830,000      (5,315)
Morgan Stanley               Citigroup Mortgage Loan Trust,
                                    7.2225%, due 12/25/2035      Buy       (1.20%)         12/25/2035     1,450,000          --
Morgan Stanley        JP Morgan Mortgage Acquisition Corp.,
                                    7.1225%, due 10/25/2035      Buy       (1.17%)         10/25/2035     1,450,000       1,570
Morgan Stanley             V.F. Corp., 8.50% due 10/01/2010      Buy       (0.45%)          6/20/2011     2,435,000     (15,591)
                                                                                                                      ---------
                                                                                                                      $(123,476)
                                                                                                                      =========

+ If the portfolio is a seller of protection and a credit event occurs, as defined under terms of that particular swap agreement, the portfolio will pay the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

                                                                                                                      Unrealized
Interest Rate Swaps         Floating Rate         Pay/Receive                      Expiration       Notional         Appreciation/
 Counterparty                  Index             Floating Rate      Fixed Rate        Date           Amount          (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
USB AG                     JPY--LIBOR--BBA            Pay             0.8775%       5/11/2008    2,375,000,000 JPY      $  5,627
Merrill Lynch              USD--LIBOR--BBA            Pay             4.6425%       5/13/2008        9,140,000 USD       650,781
Merrill Lynch              USD--LIBOR--BBA        Receive             4.1725%       5/13/2008        9,140,000 USD      (226,525)
                                                                                                                        --------
                                                                                                                        $429,883
                                                                                                                        ========

                                                                                                                     Unrealized
Total Return Swaps                                                             Expiration       Notional            Appreciation/
 Counterparty                    Pay                            Receive           Date           Amount            (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan              USD-LIBOR-BBA Minus 75 bps              EMB1+ index      11/14/2006      $9,107,000            $(131,396)
JPMorgan              USD-LIBOR-BBA Minus 75 bps              EMB1+ index      11/14/2006      12,243,000             (132,677)
                                                                                                                     ---------
                                                                                                                     $(264,073)
                                                                                                                     =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
-------------------------------------------------------------------------------

Assets
   Investments in securities (including securities on loan, valued at $46,506,493) (Note 6)
   Unaffiliated issuers, at value (Note 1A) (cost $603,457,731)                                                    $593,412,184
   Affiliated issuers, at value (Note 1A) (cost $17,109,884) (Note 1H)                                               17,109,884
   Receivable for investments sold                                                                                    8,710,969
   Swap premium paid                                                                                                    339,920
   Interest and dividends receivable                                                                                  4,290,127
   Unrealized appreciation on swap contracts (Note 5)                                                                   730,256
   Prepaid expenses                                                                                                         885
                                                                                                                   ------------
     Total assets                                                                                                   624,594,225
Liabilities
  Payable for investments purchased                                                           $143,836,722
  Collateral for securities on loan (Note 6)                                                    49,108,415
  Foreign currency, at value (identified cost, $32,019)                                             32,035
  Payable for variation margin on open futures contracts (Note 5)                                  148,422
  Payable to brokers (Note 5)                                                                      271,783
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                    7,917
  Unrealized depreciaton on swap contracts (Note 5)                                                687,922
  Options written, at value (premiums received $105,710) (Note 5)                                   92,143
  Accrued professional fees 18,198 Accrued accounting, administration and custody fees (Note 2)     13,209
  Accrued trustees' fees and expenses (Note 2)                                                      16,641
  Other accrued expenses and liabilities                                                            27,320
                                                                                              ------------
    Total liabilities                                                                                               194,260,727
                                                                                                                   ------------
Net Assets (applicable to investors' beneficial interest)                                                          $430,333,498
                                                                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                                   $11,299,074
  Dividend income                                                                                                        66,413
  Dividend income from affiliated investments (Note 1H)                                                                 247,665
  Security lending income, net (Note 6)                                                                                  35,868
                                                                                                                    -----------
    Total investment Income                                                                                          11,649,020
Expenses
  Investment advisory fee (Note 2)                                                               $ 838,735
  Accounting, administration and custody fees (Note 2)                                              83,255
  Professional fees                                                                                 23,689
  Trustees' fees and expenses (Note 2)                                                              24,085
  Insurance expense                                                                                 11,996
  Miscellaneous expenses                                                                             2,974
                                                                                               -----------
  Total expenses                                                                                                        984,734
                                                                                                                    -----------
  Net investment income                                                                                              10,664,286
                                                                                                                    -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                 (4,546,567)
    Financial futures transactions                                                                 336,239
    Written options transactions                                                                   (73,672)
    Foreign currency transactions and forward foreign currency exchange transactions               (16,981)
    Swap transactions                                                                              (63,952)
                                                                                               -----------
      Net realized gain (loss)                                                                                       (4,364,933)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                 (9,489,363)
    Financial futures contracts                                                                    (95,780)
    Written options contracts                                                                      (36,944)
    Foreign currency translations and forward foreign currency exchange contracts                   (6,515)
    Swap contracts                                                                                 (87,987)
                                                                                               -----------
      Change in net unrealized appreciation (depreciation)                                                           (9,716,589)
                                                                                                                    -----------
  Net realized and unrealized gain (loss)                                                                           (14,081,522)
                                                                                                                    -----------
Net Increase in Net Assets from Operations                                                                          $(3,417,236)
                                                                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the
                                                                                   Six Months               For the Year
                                                                               Ended June 30, 2006             Ended
                                                                                   (Unaudited)            December 31, 2005
                                                                               -------------------       ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                           $ 10,664,286                $ 19,032,176
  Net realized gain (loss)                                                          (4,364,933)                  3,077,515
  Change in net unrealized appreciation (depreciation)                              (9,716,589)                 (8,030,510)
                                                                                  ------------                ------------
  Net increase (decrease) in net assets from investment operations                  (3,417,236)                 14,079,181
                                                                                  ------------                ------------
Capital Transactions
  Contributions                                                                     45,461,631                  67,138,420
  Withdrawals                                                                      (69,510,754)                (88,960,526)
                                                                                  ------------                ------------
  Net increase (decrease) in net assets from capital transactions                  (24,049,123)                (21,822,106)
                                                                                  ------------                ------------
Total Increase (Decrease) in Net Assets                                            (27,466,359)                 (7,742,925)

Net Assets
  At beginning of period                                                           457,799,857                 465,542,782
                                                                                  ------------                ------------
  At end of period                                                                $430,333,498                $457,799,857
                                                                                  ============                ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                              For the
                                                          Six Months Ended             Year Ended December 31,
                                                           June 30, 2006    -----------------------------------------
                                                            (Unaudited)        2005        2004       2003       2002       2001
                                                            -----------       ------      ------     ------     ------     ------

Total Return (a)                                                 (0.75%)        3.00%       5.77%      5.25%      8.89%      7.18%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                         0.44%(c)      0.45%       0.45%      0.41%      0.38%      0.36%
  Net Investment Income (to average daily net assets)*            4.81%(c)      4.12%       3.80%      3.78%      4.86%      6.37%
  Portfolio Turnover: (b)
  Inclusive                                                        205%(d)       380%        301%       398%       384%       329%
  Exclusive                                                         80%(d)       106%         98%        --         --         --
  Net Assets, End of Period (000's omitted)                   $430,333      $457,800    $465,543   $611,008   $944,098 $1,495,389
----------

*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
     Ratios (to average daily net assets):
       Expenses                                                    N/A           N/A         N/A       0.42%      0.39%       N/A
       Net investment income                                       N/A           N/A         N/A       3.77%      4.85%       N/A

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b) Beginning in 2004, the portfolio turnover rate is presented inclusive and exclusive of the effect of rolling forward purchase commitments.
(c)  Calculated on an annualized basis. (d) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

     At June 30, 2006 there was one fund, Standish Mellon Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C.   Income taxes

     The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D.   Foreign currency transactions

     The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E.   Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F.   Commitments and contingencies

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G.   Expenses

     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     H.   Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000.

     The Portfolio has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $83,255 during the six months ended June 30, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $14,950 for the six months ended June 30, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                       Purchases                          Sales
                                                     ------------                     ------------
U.S. Government Securities                           $379,346,889                     $383,685,576
                                                     ============                     ============
Investments (non-U.S. Government Securities)         $136,256,949                     $ 40,837,475
                                                     ============                     ============

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

                                       Aggregate cost                                   $620,567,615
                                                                                        ------------
                                       Gross unrealized appreciation                         867,158
                                       Gross unrealized depreciation                     (10,912,705)
                                                                                        ------------
                                       Net unrealized appreciation (depreciation)       ($10,045,547)
                                                                                        ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

For the six months ended June 30, 2006, the Portfolio entered into the following transactions:

                                                        Number of
        Written Put Option Transactions                 Contracts                              Premiums
                                                        ---------                              --------
        Outstanding, beginning of period                        1                              $ 55,875
        Options written                                         6                                99,936
        Options expired                                        (4)                              (97,726)
        Options closed                                         (2)                              (39,702)
                                                        ---------                              --------
        Outstanding, end of period                              1                               $18,383
                                                        =========                              ========
                                                        Number of
        Written Put Option Transactions                 Contracts                              Premiums
                                                        ---------                              --------
        Outstanding, beginning of period                        1                              $ 52,260
        Options written                                         5                               129,854
        Options expired                                        (3)                              (42,527)
        Options closed                                         (1)                              (52,260)
                                                        ---------                              --------
        Outstanding, end of period                              2                               $87,327
                                                        =========                               =======

At June 30, 2006, the Portfolio held written options. See the Schedule of Investments for further details.

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At June 30, 2006, the Portfolio held forward currency exchange contracts. See the Schedule of Investments for further details.

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At June, 30, 2006, the Portfolio held open financial futures contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Fund held open swap agreements. See the Schedule of Investments for further details.

(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

     The Portfolio loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $1,884,315 of which, $1,848,447 was rebated to borrowers or paid in fees. At June 30, 2006, the Portfolio had securities valued at $46,506,493 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

                   Mellon Institutional Funds Master Portfolio
                     Standish Mellon Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Delayed Delivery Transactions:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     At June 30, 2006, the Portfolio held delayed delivery securities. See the Schedule of Investments for further details.

(8)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended June 30, 2006, the facility fee was $1,810 for the Portfolio.

     For the six months ended June 30, 2006, the Portfolio did not use the credit facility.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees
                                                                                    Number of                             Trustee
                                                                 Principal        Portfolios in          Other         Remuneration
Name                                      Term of Office       Occupation(s)      Fund Complex       Directorships    (period ended
Address, and                Position(s)    and Length of        During Past        Overseen by          Held by          June 30,
Date of Birth             Held with Trust   Time Served          5 Years             Trustee            Trustee            2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming c/o         Trustee     Trustee          Chairman Emeritus, Decision   34               None        Fund: $250
Decision Resources, Inc.                  since            Resources, Inc. ("DRI")                                Portfolio: $2,933
260 Charles Street                        11/3/1986        (biotechnology research and
Waltham, MA 02453 9/30/40                                  consulting firm); formerly
                                                           Chairman of the Board and
                                                           Chief Executive Officer, DRI

Caleb Loring III c/o          Trustee     Trustee          Trustee, Essex Street         34               None        Fund: $250
Essex Street Associates                   since            Associates (family                                     Portfolio: $3,271
P.O. Box 5600 Beverly,                    11/3/1986        investment trust office)
MA 01915 11/14/43

Benjamin M. Friedman c/o      Trustee     Trustee          William Joseph Maier,         34               None        Fund: $250
Harvard University                        since            Professor of Political                                 Portfolio: $2,933
Littauer Center 127                       9/13/1989        Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt P.O. Box       Trustee     Trustee          Trustee, Mertens House,       34               None        Fund: $250
2333 New London, NH                       since            Inc. (hospice)                                         Portfolio: $2,933
03257 4/11/35                             11/3/1986

Interested Trustees

Patrick J. Sheppard         Trustee,      Since 2003       President and Chief           34               None             $0
The Boston Company       President and                     Operating Officer of The
Asset Management, LLC   Chief Executive                    Boston Company Asset
One Boston Place            Officer                        Management, LLC; formerly
Boston, MA 02108                                           Senior Vice President and
7/24/65                                                    Chief Operating Officer,
                                                           Mellon Asset Management
                                                           ("MAM") and Vice President
                                                           and Chief Financial Officer, MAM

Principal Officers who are not Trustees


Name                                                         Term of Office
Address, and                          Position(s)             and Length of       Principal Occupation(s)
Date of Birth                        Held with Trust           Time Served         During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                     Vice President           Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management               and Secretary                              Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                                 Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                    Vice President           Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management               and Treasurer            since 1999;       Mellon Asset Management; formerly Assistant Vice
One Boston Place                                               Treasurer         President and Mutual Funds Controller, Standish
Boston, MA 02108                                               since 2002        Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                    Assistant Vice           Since 1996        Vice President and Manager, Mutual Funds
Mellon Asset Management                 President                                Operations, Mellon Asset Management; formerly
One Boston Place                                                                 Vice President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                                 Standish Mellon Asset Management Company, LLC
8/19/51

Cara E. Hultgren                      Assistant Vice           Since 2001        Assistant Vice President and Manager of Compliance,
Mellon Asset Management                 President                                Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                                 of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                                 Representative, Standish Mellon Asset Management
1/19/71                                                                          Company, LLC

Mary T. Lomasney                        Chief                  Since 2005        First Vice President, Mellon Asset Management and
Mellon Asset Management               Compliance                                 Chief Compliance Officer, Mellon Funds
One Boston Place                       Officer                                   Distributor, L.P.and Mellon Optima L/S Strategy
Boston, MA 02108                                                                 Fund, LLC; formerly Director, Blackrock, Inc.,
4/8/57                                                                           Senior Vice President, State Street Research &
                                                                                 Management Company "SSRM"), and Vice (President,
                                                                                 SSRM

                                  [Logo] Mellon
                                         --------------------------
                                         Mellon Institutional Funds

                                         One Boston Place
                                         Boston, MA 02108-4408
                                         800.221.4795
                                         www.melloninstitutionalfunds.com


                                                                      6923SA0606

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Semiannual Report                       Standish Mellon
--------------------------------------------------------------------------------
June 30, 2006  (Unaudited)              Global Fixed Income Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                       Expenses Paid
                                       Beginning                Ending                During Period+
                                     Account Value           Account Value           January 1, 2006
                                    January 1, 2006          June 30, 2006           to June 30, 2006
-------------------------------------------------------------------------------------------------------
Actual                                 $1,000.00                $ 997.70                   $3.22
Hypothetical (5% return
per year before expenses)              $1,000.00                $1,021.57                  $3.26

---------
+ Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


             Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Summary of Combined Ratings
--------------------------------------------------------------
                                           Percentage of
Quality Breakdown                           Investments
--------------------------------------------------------------
AAA and higher                                 60.4%
AA                                              3.4
A                                              13.1
BBB                                            16.2
BB                                              4.0
B                                               2.9
                                              -----
Total                                         100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

                                                                                  Percentage of
Top Ten Holdings*                                    Rate           Maturity       Investments
-----------------------------------------------------------------------------------------------
U.S. Treasury Note                                   4.250          1/15/2011          5.5%
Singapore Government Bond                            5.625           7/1/2008          3.3
U.S. Treasury Inflation-Indexed Bond                 3.375          1/15/2007          2.8
U.S. Treasury Inflation-Indexed Bond                 0.875          4/15/2010          2.7
Swedish Government                                   3.000          7/12/2016          2.7
United Kingdom Gilt                                  4.750           6/7/2010          2.5
Netherlands Government Bond                          5.500          7/15/2010          2.4
KFW International Finance                            1.750          3/23/2010          2.1
U.S. Treasury Bond                                   5.250         11/15/2028          2.0
Kingdom of Denmark                                   3.125         10/15/2010          1.8
                                                                                      ----
                                                                                     27.8%

* Excluding short-term investments and investment of cash collateral

                                                    Percentage of
Economic Sector Allocation                           Investments
--------------------------------------------------------------
Government                                               48.1%
Credit                                                   33.0
Mortgage Pass Thru                                        0.6
ABS/CMBS/CMO                                              3.8
Emerging Markets                                          7.6
Cash & Equivalents                                        6.9
                                                        ------
                                                        100.0%

The Standish Mellon Global Fixed Income Fund invests all of its investable assets in an interest of the Standish Mellon Global Fixed Income Portfolio (See
Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund


                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Mellon Global Fixed Income Portfolio (Portfolio) (Note 1A)   $ 70,197,701
  Prepaid expenses                                                                           4,779
                                                                                      ------------

    Total assets                                                                        70,202,480
Liabilities
  Accrued professional fees                                        $  14,699
  Accrued chief compliance officer fees (Note 2)                         278
  Accrued transfer agent fees (Note 2)                                 2,047
  Accrued trustees' fees (Note 2)                                        492
  Accrued shareholder reporting (Note 2)                               1,772
  Other accrued expenses and liabilities                               2,740
                                                                   ---------
    Total liabilities                                                                       22,028
                                                                                      ------------
Net Assets                                                                            $ 70,180,452
                                                                                      ============
Net Assets consist of:
  Paid-in capital                                                                     $ 92,943,236
  Accumulated net realized loss                                                        (22,634,669)
  Undistributed net investment income                                                      633,222
  Net unrealized depreciation                                                             (761,337)
                                                                                      ------------
Total Net Assets                                                                      $ 70,180,452
                                                                                      ============
Shares of beneficial interest outstanding                                                3,872,745
                                                                                      ============
  (Net Assets/Shares outstanding)                                                     $      18.12
                                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund


                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest and security lending income allocated from Portfolio                                  $ 1,412,406
  Dividend income allocated from Portfolio
    (net of foreign withholding taxes of $719)                                                        51,442
  Expenses allocated from Portfolio                                                                 (225,209)
                                                                                                 -----------
    Net investment income allocated from Portfolio                                                 1,238,639
Expenses
  Transfer agent fees (Note 2)                                                    $     2,842
  Registration fees                                                                     9,918
  Professional fees                                                                    18,244
  Shareholder reporting expense (Note 2)                                                1,772
  Chief compliance officer expense (Note 2)                                             1,933
  Administrative service fee                                                              604
  Trustees' fees (Note 2)                                                                 992
  Insurance expense                                                                       443
  Miscellaneous expenses                                                                2,437
                                                                                   ----------
    Total expenses                                                                     39,185
  Deduct:
  Reimbursement of Fund operating expenses (Note 2)                                   (38,070)
                                                                                   ----------
    Net expenses                                                                                       1,115
                                                                                                 -----------
      Net investment income                                                                        1,237,524
                                                                                                 -----------
Realized and Unrealized Gain (Loss) Net realized gain (loss) allocated from
  Portfolio on:
    Investments                                                                       (25,819)
    Financial futures transactions                                                     29,896
    Written options transactions                                                       53,213
    Foreign currency transactions and forward currency exchange transactions       (1,044,382)
    Swap transactions                                                                  37,181
                                                                                   ----------
                                                                                                    (949,911)
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments                                                                       503,073
    Financial futures contracts                                                        32,908
    Written options contracts                                                         (21,820)
    Foreign currency translation and forward currency exchange contracts             (848,583)
    Swap contracts                                                                    (98,612)
                                                                                   ----------
                                                                                                    (433,034)
                                                                                                 -----------
  Net realized and unrealized gain (loss)allocated from Portfolio                                 (1,382,945)
                                                                                                 -----------
Net Decrease in Net Assets from Operations                                                       $  (145,421)
                                                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          For the               For the
                                                                      Six Months Ended        Year Ended
                                                                       June 30, 2006         December 31,
                                                                        (Unaudited)              2005
                                                                       ------------          ------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                $  1,237,524          $  2,715,428
  Net realized gain (loss)                                                 (949,911)            6,183,847
  Change in net unrealized appreciation (depreciation)                     (433,034)           (6,327,067)
                                                                       ------------          ------------
  Net increase (decrease) in net assets from investment operations         (145,421)            2,572,208
                                                                       ------------          ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                               (452,648)           (7,240,447)
                                                                       ------------          ------------
  Total distributions to shareholders                                      (452,648)           (7,240,447)
                                                                       ------------          ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                        1,134,034               568,992
  Value of shares issued to shareholders in reinvestment of                 403,240             6,373,483
    distributions
  Cost of shares redeemed                                                  (926,545)           (4,347,558)
                                                                       ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions        610,729             2,594,917
                                                                       ------------          ------------
Total Increase (Decrease) in Net Assets                                      12,660            (2,073,322)
                                                                       ------------          ------------
Net Assets
  At beginning of period                                                 70,167,792            72,241,114
                                                                       ------------          ------------
  At end of period [including undistributed net investment
    income and distributions in excess of net investment
    income of $633,222 and ($151,654).]                                $ 70,180,452          $ 70,167,792
                                                                       ============          ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund


                              Financial Highlights
--------------------------------------------------------------------------------



                                                          For the
                                                     Six Months Ended
                                                       June 30, 2006                 Year Ended December 31,
                                                        (Unaudited)     2005        2004         2003         2002        2001
                                                        ----------    -------     -------     --------     --------    --------
Net Asset Value, Beginning of the period                 $ 18.28      $ 19.64     $ 20.67     $  19.43     $  18.45    $  18.53
                                                         -------      -------     -------     --------     --------    --------
From Operations:
  Net investment income* (a)                                0.32         0.75        0.83         0.75         0.82        0.84
  Net realized and unrealized gain (loss) on investments   (0.36)       (0.04)       0.20         0.49         0.44       (0.01)(b)
                                                         -------      -------     -------     --------     --------    --------
Total from investment operations                           (0.04)        0.71        1.03         1.24         1.26        0.83
                                                         -------      -------     -------     --------     --------    --------
Less Distributions to Shareholders:
  From net investment income                               (0.12)       (2.07)      (2.06)          --        (0.27)      (0.91)
  From tax return of capital                                  --           --          --           --        (0.01)         --
                                                         -------      -------     -------     --------     --------    --------
Total distributions to shareholders                        (0.12)       (2.07)      (2.06)          --        (0.28)      (0.91)
                                                         -------      -------     -------     --------     --------    --------
Net Asset Value, End of Period                           $ 18.12      $ 18.28     $ 19.64     $  20.67     $  19.43    $  18.45
                                                         =======      =======     =======     ========     ========    ========

Total Return                                                (.23%)(c)    3.64%(c)    4.98%(c)     6.38%(c)     6.94%       4.51%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*(d)                0.65%(e)     0.65%       0.65%        0.65%        0.60%       0.56%
  Net Investment Income (to average
    daily net assets)*                                      3.55%(e)     3.75%       3.86%        3.74%        4.43%       4.46%
  Net Assets, End of Period (000's omitted)              $70,180      $70,168     $72,241     $146,186     $164,582    $359,358
---------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee payable to the Portfolio and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
  Net investment income per share (a)              $  0.31       $  0.73       $  0.83       $   0.74           N/A          N/A
  Ratios (to average daily net assets):
    Expenses (d)                                      0.76%(e)      0.77%         0.68%          0.70%          N/A          N/A
    Net investment income                             3.45%(e)      3.63%         3.83%          3.69%          N/A          N/A

(a)  Calculated based on average shares outstanding.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values for the Fund.
(c)  Total return would have been lower in the absence of expense waivers.
(d)  Includes the Fund's share of the Portfolio's allocated expenses.
(e)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)     Significant Accounting Policies:

        Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

        The Fund invests all its investable assets in an interest of Standish Mellon Global Fixed Income Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar and non-U.S. dollar denominated fixed income securities of governments and companies located in various countries, including emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

        The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


        A. Investment security valuations

        The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.


        B. Securities transactions and income

        Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.


        C. Distributions to shareholders

        Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

        Permanent book and tax basis differences will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


        D. Expenses

        The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.


        E. Commitments and contingencies

        In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.


(2)     Investment Advisory Fee and other Transactions With Affiliates:

        The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily reimbursed the Fund for $38,070 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

        The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $2,842 during the six months ended June 30, 2006.

        The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $1,772 during the six months ended June 30, 2006.

        The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,933. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

        The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $604 for fees payable to Mellon Private Wealth Management.


(3)     Investment Transactions:

        Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2006, aggregated $1,537,274 and $2,304,066, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                   Mellon Institutional Funds Investment Trust
                    Standish Mellon Global Fixed Income Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(4)     Shares of Beneficial Interest:

        The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                     For the            For the
                                                Six Months Ended       Year Ended
                                                  June 30, 2006     December 31, 2005
         Shares sold                                 62,652               28,662
         Shares issued to shareholders for
           reinvestment of distributions             22,172              348,849
         Shares redeemed                            (51,175)            (216,159)
                                                    -------             --------
         Net increase (decrease)                     33,649              161,352
                                                    =======             ========

        At June 30, 2006, two shareholders of record held approximately 70% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

        The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund did not collect any redemption fees.


(5)     Federal Taxes:

        As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

        See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Par        Value
Security Description                                                  Rate        Maturity                     Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--102.9%

BONDS AND NOTES--88.8%

Collateralized Mortgage Obligation--1.5%
Crown Castle Towers LLC, 2005-1A D 144A                              5.612%      6/15/2035          USD      320,000   $  311,589
Global Signal Trust 2006-1 C 144A                                    5.707       2/15/2036                   150,000      147,142
Global Signal Trust 2006-1 E 144A                                    6.495       2/15/2036                   150,000      148,630
Global Signal Trust 2006-1 F 144A                                    7.036       2/15/2036                    80,000       78,888
IMSA 2006-2 2A1 FLT                                                  5.680       8/25/2036                   340,000      340,000
                                                                                                                        ---------
Total Collateralized Mortgage Obligation (Cost $1,040,000)                                                              1,026,249
                                                                                                                        ---------

Corporate--15.7%

Basic Materials--0.3%
Freeport-McMoRan Copper & Gold, Inc.                                10.125        2/1/2010                   130,000      137,963
Georgia-Pacific Corp.                                                8.000       1/15/2024                   105,000       99,225
                                                                                                                        ---------
                                                                                                                          237,188
                                                                                                                        ---------
Communications--1.3%
COX Communications, Inc.                                             7.125       10/1/2012                   295,000      305,125
Dex Media West LLC/Dex Media Finance Co.                             8.500       8/15/2010                    70,000       72,625
Dex Media West LLC/Dex Media Finance Co.                             9.875       8/15/2013                    69,000       74,778
News America Holdings, Inc.                                          9.250        2/1/2013                   180,000      208,411
Qwest Corp. (a)                                                      8.579       6/15/2013                   175,000      185,063
Salem Communications Corp.                                           7.750      12/15/2010                    90,000       89,325
                                                                                                                        ---------
                                                                                                                          935,327
                                                                                                                        ---------
Consumer Cyclical--0.4%
Mohegan Tribal Gaming Authority                                      8.000        4/1/2012                   100,000      101,625
Tyson Foods, Inc.                                                    6.600        4/1/2016                    65,000       63,535
Yum! Brands, Inc.                                                    8.875       4/15/2011                    75,000       83,531
                                                                                                                        ---------
                                                                                                                          248,691
                                                                                                                        ---------
Energy--0.9%
DTE Energy Co.                                                       6.350        6/1/2016                   135,000      134,314
Halliburton Co.                                                      5.500      10/15/2010                   125,000      123,818
Oncor Electric Delivery Co.                                          6.375        5/1/2012                   135,000      136,262
Salomon Brothers AF for Tyumen Oil Co.                              11.000       11/6/2007                   125,000      131,550
Southern Natural Gas Co.                                             8.875       3/15/2010                   100,000      105,625
                                                                                                                        ---------
                                                                                                                          631,569
                                                                                                                        ---------
Financial--6.1%
Ameriprise Financial, Inc.                                           7.518        6/1/2066                   150,000      150,908
Boston Properties, Inc.                                              6.250       1/15/2013                    85,000       85,754
Chevy Chase Bank FSB                                                 6.875       12/1/2013                   295,000      295,000
Duke Realty Corp REIT                                                5.250       1/15/2010                   175,000      170,754
Glencore Funding LLC 144A                                            6.000       4/15/2014                    95,000       86,762
Glitnir Bank 144A (h)                                                6.693       6/15/2016                   150,000      149,142
ILFC E-Capital Trust II 144A (a)                                     6.250      12/21/2065                   135,000      127,550
International Lease Finance Corp.                                    5.000       4/15/2010                   180,000      174,804
Jefferies Group, Inc.                                                5.500       3/15/2016                   110,000      102,716
Lehman Brothers Holdings E-Capital Trust I 144A (a)                  5.954       8/19/2065                   100,000       99,983
Lincoln National Corp.                                               7.000       5/17/2066                   170,000      168,681
MUFG Capital Financial 1 Ltd.                                        6.346       3/15/2049                   250,000      241,148
Nisource Finance Corp.                                               6.150        3/1/2013                   150,000      150,492
Nisource Finance Corp.                                               5.764      11/23/2009                   355,000      355,389
Nordea Bank 144A                                                     7.500       1/30/2007                   445,000      449,076

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Par        Value
Security Description                                                  Rate        Maturity                     Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Financial (continued)
Residential Capital Corp. (a) (b)                                    6.875%      6/29/2007           USD      70,000    $ 70,226
Residential Capital Corp. (a)                                        6.489      11/21/2008                   230,000     230,918
Residential Capital Corp.                                            6.375       6/30/2010                    75,000      73,979
Residential Capital Corp. (b)                                        6.875       6/30/2015                   130,000     129,440
Simon Property Group LP REIT                                         5.750        5/1/2012                   165,000     162,550
USB Capital IX                                                       6.189        4/1/2049                   480,000     469,387
Washington Mutual, Inc.                                              4.625        4/1/2014                   365,000     329,747
                                                                                                                      ----------
                                                                                                                       4,274,406
                                                                                                                      ----------
Industrial--3.7%
American Standard, Inc.                                              7.375        2/1/2008                   145,000     147,694
Chesapeake Energy Co.                                                7.625       7/15/2013                   125,000     125,781
Crown Americas, Inc. 144A                                            7.625      11/15/2013                   130,000     127,725
Crown Americas, Inc. 144A                                            7.750      11/15/2015                    75,000      73,875
Jefferson Smurfit Corp. US                                           8.250       10/1/2012                    15,000      14,063
Mohawk Industries, Inc.                                              6.125       1/15/2016                   170,000     163,888
Oneok, Inc.                                                          5.510       2/16/2008                   345,000     342,765
Republic Services, Inc.                                              6.750       8/15/2011                   150,000     155,016
SAB Miller                                                           5.850        7/1/2009                   415,000     414,762
Telefonica Emisiones                                                 6.421       6/20/2016                   350,000     349,274
Tobacco Settlement Authority Michigan                                7.309        6/1/2034                   195,000     194,815
Waste Management, Inc.                                               6.875       5/15/2009                   245,000     251,903
Windstream Corp 144A (h)                                             8.125        8/1/2013                   180,000     183,600
Windstream Corp 144A (h)                                             8.625        8/1/2016                    60,000      61,350
                                                                                                                      ----------
                                                                                                                       2,606,511
                                                                                                                      ----------
Technology & Electronics--0.3%
Freescale Semiconductor, Inc. (a)                                    7.818       7/15/2009                   100,000     102,000
Quest Diagnostics, Inc.                                              5.125       11/1/2010                    90,000      87,500
                                                                                                                      ----------
                                                                                                                         189,500
                                                                                                                      ----------
Utilities--2.7%
Consumers Energy Co.                                                 5.375       4/15/2013                   140,000     134,354
Dominion Resources, Inc.                                             5.790       9/28/2007                   350,000     350,210
FirstEnergy Corp.                                                    6.450      11/15/2011                   260,000     264,556
Jersey Central Power & Light 144A                                    6.400       5/15/2036                   242,000     238,208
Mirant North America LLC 144A                                        7.375      12/31/2013                   190,000     183,350
Niagara Mohawk Power Corp.                                           7.750       10/1/2008                   175,000     182,108
Pepco Holdings, Inc.                                                 5.500       8/15/2007                   140,000     139,497
Progress Energy, Inc.                                                7.100        3/1/2011                   130,000     135,610
TXU Energy Co.                                                       7.000       3/15/2013                   270,000     275,599
                                                                                                                       1,903,492
                                                                                                                      ----------
Total Corporate Bonds (Cost $11,110,011)                                                                              11,026,684
                                                                                                                      ----------
Sovereign Bonds--3.0%
Argentina Bonos (a)                                                  1.162        8/3/2012                   400,000     330,600
Egyptian Treasury Bill 144A (h)                                      9.000       7/14/2006                   175,000     188,960
Egyptian Treasury Bill 144A (h)                                      8.400        2/1/2007                   750,000     763,380
Republic of Brazil (a)                                               8.000       1/15/2018                   165,000     173,910
Republic of Panama                                                   7.125       1/29/2026                   185,000     178,525
Republic of Philippines                                              9.375       1/18/2017                   165,000     181,500
Republic of Turkey                                                  11.500       1/23/2012                   230,000     263,063
                                                                                                                      ----------
Total Sovereign Bonds (Cost $2,069,346)                                                                                2,079,938
                                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                Par        Value
Security Description                                                  Rate        Maturity                     Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds--4.2%
Amvescap PLC                                                         5.375%      2/27/2013          USD      130,000   $  124,360
Amvescap PLC                                                         5.375      12/15/2014                    70,000       66,188
Carnival Corp.                                                       3.750      11/15/2007                   265,000      257,474
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)                        5.506       2/15/2049                   365,000      332,857
Falconbridge Ltd.                                                    6.000      10/15/2015                   155,000      147,585
Ineos Group Holdings Plc 144A (b)                                    8.500       2/15/2016                   300,000      280,875
ING Groep NV (a) (b)                                                 5.775      11/30/2049                   230,000      218,250
Kaupthing Bank 144A                                                  7.125       5/19/2016                   850,000      850,255
Naftogaz Ukrainy                                                     8.125       9/30/2009                   100,000       93,375
Nordic Telecommunication Co. Holdings 144A                           8.875        5/1/2016                    90,000       92,475
Rogers Wireless, Inc.                                                7.500       3/15/2015                    45,000       45,450
Royal KPN NV                                                         8.375       10/1/2030                   210,000      225,442
Shinsei Finance Cayman Ltd 144A                                      6.418       7/20/2048                   200,000      187,837
                                                                                                                       ----------
Total Yankee Bonds (Cost $3,039,904)                                                                                    2,922,423
                                                                                                                       ----------
U.S. Government Agency--3.1%

Pass Thru Securities--3.1%
FNMA (b)                                                             2.375       2/15/2007                   275,000      269,746
FNMA                                                                 5.500        1/1/2034                   441,554      425,967
GNMA 2006-9 A                                                        4.201       8/16/2026                   685,290      657,881
GNMA 2006-15 A                                                       3.727       3/16/2027                   348,412      331,755
GNMA 2006-19 A                                                       3.387       6/16/2030                   239,095      225,982
GNMA 2006-5 A                                                        4.241       7/16/2029                   271,914      261,597
                                                                                                                       ----------
Total U.S. Government Agency (Cost $2,214,819)                                                                          2,172,928
                                                                                                                       ----------

US Treasury Obligations--17.2%
U.S. Treasury Bond (b)                                               5.250      11/15/2028                 1,525,000    1,517,851
U.S. Treasury Inflation-Indexed Bond (c)                             3.375       1/15/2007                 2,085,178    2,090,635
U.S. Treasury Inflation-Indexed Bond (b)                             0.875       4/15/2010                 2,185,143    2,061,289
U.S. Treasury Note                                                   6.625       5/15/2007                   105,000      106,136
U.S. Treasury Note (b)                                               4.250       1/15/2011                 4,319,000    4,170,366
U.S. Treasury Note                                                   4.375       8/15/2012                   865,000      832,089
U.S. Treasury Note (b)                                               4.750       5/15/2014                 1,075,000    1,048,671
U.S. Treasury Note (b)                                               4.000       2/15/2015                   288,000      265,387
                                                                                                                       ----------
Total U.S. Treasury Obligations (Cost $12,439,940)                                                                     12,092,424
                                                                                                                       ----------

Foreign Denominated--44.1%

Argentina--0.2%
Republic of Argentina                                                0.698       9/30/2014          ARS      520,000      161,440
                                                                                                                       ----------
Australia--0.5%
Queensland Treasury Corp.                                            6.000       6/14/2011          AUD      500,000      372,741
                                                                                                                       ----------
Brazil--0.5%
Republic of Brazil                                                  12.500        1/5/2016          BRL      820,000      371,281
                                                                                                                       ----------

Canada--2.7%
Canadian Government Bond                                             5.000        6/1/2014          CAD    1,425,000    1,314,059
Canadian Pacific Railway Ltd. 144A                                   4.900       6/15/2010                   620,000      556,393
                                                                                                                       ----------
                                                                                                                        1,870,452
                                                                                                                       ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)

                                                                                                                Par        Value
Security Description                                                  Rate        Maturity                     Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Euro--16.6%
Allied Irish Bank UK (a)                                             4.781%     12/10/2049          EUR      160,000    $ 191,586
ASIF III                                                             4.750       9/11/2013                   270,000      354,017
Autostrade SpA (a)                                                   2.552        6/9/2011                   300,000      384,098
Barclays Bank PLC (a)                                                4.875      12/15/2014                   150,000      181,826
Bombardier, Inc.                                                     5.750       2/22/2008                   150,000      192,539
Bundesobligation                                                     4.000       2/16/2007                   360,000      462,507
Bundesobligation                                                     4.500       8/17/2007                    45,000       58,219
Bundesobligation                                                     3.000       4/11/2008                   270,000      342,034
Citigroup, Inc. (a)                                                  2.237        6/3/2011                   370,000      473,279
Daimlerchrysler International Finance                                7.000       3/21/2011                   125,000      175,890
Deutsche Bundesrepublik                                              4.000        7/4/2009                   175,000      225,654
Deutsche Republic                                                    4.500        1/4/2013                   170,000      224,080
Deutsche Republic                                                    4.750        7/4/2034                   350,000      477,743
Deutsche Telekom International Finance BV                            6.625       7/11/2011                   165,000      231,554
Finmeccanica SpA                                                     4.875       3/24/2025                   175,000      205,141
GE Capital European Funding (a)                                      2.198        5/4/2011                   370,000      472,970
Goldman Sachs Group, Inc. (a)                                        2.850        2/4/2013                   240,000      305,602
Hellenic Republic Government Bond                                    3.700       7/20/2015                   800,000      976,900
Household Finance Corp.                                              6.500        5/5/2009                   300,000      409,385
Kingdom of Denmark                                                   3.125      10/15/2010                 1,075,000    1,336,554
Linde Finance BV                                                     6.000       7/29/2049                    30,000       37,869
MPS Capital Trust I                                                  7.990        2/7/2011                   160,000      232,435
National Westminster Bank PLC                                        6.625       10/5/2009                    70,000       96,121
Netherlands Government Bond                                          5.500       7/15/2010                 1,310,000    1,780,803
Netherlands Government Bond                                          4.000       1/15/2037                   155,000      187,526
Owens-Brockway Glass Containers                                      6.750       12/1/2014                    95,000      119,664
Resona Bank Ltd. 144A                                                4.125       1/10/2049                   110,000      133,855
Sogerim                                                              7.000       4/20/2011                   185,000      263,095
Sumitomo Mitsui Banking Corp. 144A (a)                               4.375       7/15/2049                   195,000      233,860
Telefonica Europe BV                                                 5.125       2/14/2013                   135,000      174,939
Telenet Communications NV 144A                                       9.000      12/15/2013                    56,025       78,451
Veolia Environnement                                                 4.875       5/28/2013                   135,000      174,683
Volkswagen International Finance NV                                  4.875       5/22/2013                   180,000      236,797
West LB Covered Bond Bank 144A                                       4.000       3/25/2014                   150,000      189,672
                                                                                                                       ----------
                                                                                                                       11,621,348
                                                                                                                       ----------
United Kingdom--6.2%
Barclays Bank PLC                                                    6.000       9/15/2026          GBP      130,000      232,615
Bat International Finance PLC                                        6.375      12/12/2019                    90,000      170,939
British Telecom PLC                                                  7.125       12/7/2006                   185,000      344,671
Deutsche Telekom International Finance BV                            7.125       9/26/2012                   175,000      346,981
HBOS Capital Funding LP (d)                                          6.461      11/30/2048                    85,000      165,297
Inco                                                                15.750       7/15/2006                   200,000      370,381
Transco Holdings PLC                                                 7.000      12/16/2024                    80,000      173,381
United Kingdom Gilt                                                  4.750        6/7/2010                 1,000,000    1,844,821
United Kingdom Gilt                                                  8.000       9/27/2013                   310,000      686,232
                                                                                                                       ----------
                                                                                                                        4,335,318
                                                                                                                       ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)

                                                                                                                Par        Value
Security Description                                                  Rate        Maturity                     Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Japan--7.6%
Citigroup, Inc.                                                      0.800%     10/30/2008      JPY       40,800,000   $  354,901
Depfa Acs Bank                                                       1.650      12/20/2016               140,000,000    1,172,213
European Investment Bank                                             1.400       6/20/2017               135,000,000    1,110,601
Japan Finance Corp.                                                  1.550       2/21/2012               130,000,000    1,137,610
KFW International Finance                                            1.750       3/23/2010               178,000,000    1,584,961
                                                                                                                       -----------
                                                                                                                        5,360,286
                                                                                                                       -----------
Mexico--0.5%
Mexican Fixed Rate Bonds                                             8.000      12/19/2013      MXN        4,410,000      368,093
                                                                                                                       -----------
Poland--2.9%
Poland Government Bond                                               6.000      11/24/2010      PLN        4,145,000    1,327,292
Poland Government Bond                                               6.250      10/24/2015                 2,120,000      692,743
                                                                                                                       -----------
                                                                                                                        2,020,035
                                                                                                                       -----------
Sweden--2.8%
Swedish Government (b)                                               3.000       7/12/2016      SEK       15,715,000    2,002,772
                                                                                                                       -----------
Singapore--3.6%
Singapore Government Bond                                            5.625        7/1/2008      SGD        3,780,000    2,504,213
                                                                                                                       -----------
Total Foreign Denominated (Cost $30,797,731)                                                                           30,987,979
                                                                                                                       -----------
Total Bonds and Notes (Cost $62,711,751)                                                                               62,308,625
                                                                                                                       -----------
CONVERTIBLE PREFERRED STOCKS--0.1%                                                                          Shares
                                                                                                           ------
Fannie Mae 5.375% CVT Pfd (Cost $100,000)                                                       USD                1       92,697
                                                                                                                       -----------

PURCHASED OPTIONS--0.0%                                                                                 Contract Size
                                                                                                        -------------
JPY Call/USD Put, Strike Price 109, 11/21/06 (Cost $ 38,056)
                                                                                                           1,420,000        11,459
                                                                                                                       -----------

SHORT-TERM INVESTMENTS--3.1%                                           Rate        Maturity                Par Value
                                                                      ----         --------                ---------
U.S. Treasury Bill--3.1%
U.S. Treasury Bill (b) (c ) (e) (COST $2,204,984)                    4.760         9/7/2006      USD        2,225,000    2,204,984
                                                                                                                       -----------
INVESTMENT OF CASH COLLATERAL--10.9%                                                                        Shares
                                                                                                           ------
BlackRock Cash Strategies L.L.C (f) (Cost $7,637,267)                5.140                                  7,637,267    7,637,267
                                                                                                                       -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $72,692,058)                                                                       72,255,032
                                                                                                                       -----------

AFFILIATED INVESTMENTS--4.3%
Dreyfus Institutional Preferred Plus Money Market Fund (f) (g)       5.320                                  3,000,000    3,000,000
                                                                                                                       -----------
(Cost $3,000,000)

Total Investments--107.2% (COST $75,692,058)                                                                            75,255,032
                                                                                                                       -----------
Liabilities in Excess of Other Assets--(7.2%)                                                                           (5,057,331)
                                                                                                                       -----------
NET ASSETS--100%                                                                                                       $70,197,701
                                                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:
144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,355,740 or 9.1% of net assets.
ARS-  Argentina Peso
AUD-  Australian Dollar
BRL-  Brazilian Real
CAD-  Canadian Dollar
CVT-  Convertible
EUR-  Euro
GBP-  British Pound
JPY-  Japanese Yen
MXN-  Mexican New Peso
PLN-  Polish Zloty
SEK-  Swedish Krona
SGD-  Singapore Dollar
(a)   Variable Rate Security; rate indicated is as of June 30, 2006.
(b)   Security, or a portion of thereof, was on loan at June 30, 2006.
(c)   Denotes all or part of security segregated as collateral.
(d)   Stepup bond; rate indicated as of June 30, 2006.
(e)   Rate noted is yield to maturity.
(f)   Stated rate is seven-day yield for the fund at June 30, 2006.
(g)   Affiliated money market fund.
(h) Illiquid security. At the period end, the value of these securities amounted to $1,346,432 or 1.9% of net assets.

At June 30, 2006 the Portfolio held the following futures contracts:

                                                                               Underlying Face        Unrealized
Contract                               Position         Expiration Date        Amount at Value           Gain
-----------------------------------------------------------------------------------------------------------------
US 10 Year Treasury (10 Contracts)      Short              9/20/2006              $1,052,031             $3,438
                                                                                                         ======

At June 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                             Local                                          USD
                            Principal      Contract       Value at         Amount       Unrealized
Contracts to Deliver         Amount       Value Date    June 30, 2006    to Receive     Gain/(Loss)
----------------------------------------------------------------------------------------------------
Australian Dollar             340,000      9/20/2006     $   252,244    $   253,868     $   1,624
British Pound Sterling      2,150,000      9/20/2006       3,981,201      3,982,209         1,008
Canadian Dollar             2,140,000      9/20/2006       1,923,726      1,927,928         4,202
Euro                        2,279,340       7/3/2006       2,914,823      2,857,837       (56,986)
Euro                       12,758,000      9/20/2006      16,405,977     16,181,519      (224,458)
Japanese Yen              641,240,000      9/20/2006       5,671,847      5,641,132       (30,715)
Poland Zloty                6,700,000      9/20/2006       2,113,676      2,097,535       (16,141)
Swedish Krona               3,103,931       7/3/2006         431,521        421,472       (10,049)
Swedish Krona              43,440,000      9/20/2006       6,082,250      5,959,564      (122,686)
Singapore Dollar            4,320,000      9/20/2006       2,740,983      2,723,233       (17,750)
                                                         -----------    -----------     ---------
Total                                                    $42,518,248    $42,046,297     $(471,951)
                                                         ===========    ===========     =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                    Local                                                USD
                                                   Principal       Contract         Value at            Amount        Unrealized
Contracts to Receive                                Amount        Value Date      June 30, 2006       to Deliver        Gain
--------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                                      815,000       9/20/2006      $   368,792       $   357,596       $  11,196
Euro                                              3,470,000       9/20/2006        4,462,200         4,380,590          81,610
Poland Zloty                                      2,302,299        7/5/2006          724,367           723,993             374
Poland Zloty                                        550,000       9/20/2006          173,511           168,727           4,784
Swedish Krona                                    27,160,000       9/20/2006        3,802,806         3,725,302          77,504
                                                                                 -----------       -----------       ---------
Total                                                                            $ 9,531,676       $ 9,356,208       $ 175,468
                                                                                 ===========       ===========       =========

                                         USD                                             USD
                          Local        Value at            In              Local       Value at        Contract       Unrealized
Contracts to Deliver     Amount     June 30, 2006     Exchange for         Amount    June 30, 2006    Value Date         (Loss)
------------------------------------------------------------------------------------------------------ --------------------------
Euro                    141,000       $180,458       Icelandic Krona     12,704,100     $166,902      7/11/2006       $(13,556)
                                      ========                                          ========                      ========

The Portfolio held the following written option contracts at June 30, 2006:

Written Call Options      Strike Price         Expiration Date      Notional Amount       Contracts        Premium       Value
---------------------------------------------------------------------------------------------------------------------------------
JPY Call/USD Put             106                 11/21/2006          1,420,000 JPY           1            $ 23,430      $ 6,093
                                                                                          =======         ========      ========

                                                        Notional                      Expiration
Description                             CounterParty     Amount       Strike Price       Date        Contracts   Premium    Value
---------------------------------------------------------------------------------------------------------------------------------
Call--Republic of Peru, 8.75%,
  11/21/2033--Credit default swaption    Deutsche Bank    345,000      Default Event    7/5/2006           1      $ 3,243     $--
                                                                                                          ===     =======     ===

At June 30, 2006, the Fund held the following open swap agreements:

                                                                                                                       Unrealized
Credit Default Swaps                         Reference             Buy/Sell  (Pay)/Receive Expiration     Notional    Appreciation/
 Counterparty                                 Entity              Protection+  Fixed Rate     Date         Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns                     Alcoa, Inc., 6.000% due 1/15/2012   Buy        (0.415%)    6/20/2010  $  107,000USD      $(894)
Bear Stearns                      Alcoa, Inc., 6.500% due 6/1/2011   Buy         (0.52%)    6/20/2010     238,000USD     (2,883)
Bear Stearns                 Conocophillips, 4.750% due 10/15/2012   Buy         (0.31%)    6/20/2010     345,000USD     (1,214)
Bear Stearns                    Nucor Corp., 4.875% due 10/01/2012   Buy         (0.40%)    6/20/2010     162,000USD     (1,546)
Bear Stearns              Ukraine Government, 7.650% due 6/11/2013   Sell        2.840%    12/20/2009     150,000USD      3,420
Bear Stearns                Bellsouth Corp., 6.000% due 10/15/2011   Buy         (0.62%)    3/20/2016     420,000USD     (2,584)
Deutsche Bank             Republic of Brazil, 12.25%, due 3/6/2030   Sell        1.450%    10/20/2008     358,000USD      6,453
Deutsche Bank               Bellsouth Corp., 6.000% due 10/15/2011   Buy         (0.62%)    3/20/2016     280,000USD     (1,723)
Deutsche Bank                                   Dow Jones CDX.EM.5   Buy         (1.35%)    6/20/2011     644,000USD        964
Morgan Stanley            Koninklijke KPN NV, 8.000% due 10/1/2010   Buy         (0.77%)   12/20/2010     785,000USD     (4,470)
Morgan Stanley               V.F. Corporation, 8.5%, due 10/1/2010   Buy         (0.45%)    6/20/2011     700,000USD     (4,482)
JPMorgan                    The BOC Group PLC, 5.875 due 4/29/2009   Buy         (0.24%)    6/20/2011   1,125,000EUR       (891)
JPMorgan                    Linde Finance BV, 6.375% due 6/14/2007   Sell        0.410%     6/20/2011   1,125,000EUR     (6,246)
JPMorgan        British American Tobacco PLC, 4.875% due 2/25/2009   Sell        0.425%    12/20/2010     350,000EUR      2,225
JPMorgan                    Daimlerchrysler AG, 7.20% due 9/1/2009   Sell        0.700%    12/20/2010     350,000EUR      3,168
JPMorgan                         Degussa AG, 5.125% due 12/10/2013   Buy         (1.75%)   12/20/2010     550,000EUR    (27,473)
JPMorgan                       France Telecom, 7.25% due 1/28/2013   Sell        0.660%    12/20/2015     175,000EUR     (1,033)
JPMorgan          Glencore International AG, 5.375%, due 9/30/2011   Sell        1.480%    12/20/2010     350,000EUR      7,793
JPMorgan                      ICI Wilmington, 5.625% due 12/1/2013   Sell        0.510%    12/20/2010     350,000EUR      1,260
JPMorgan                    iTraxx Europe HiVol Series 4 Version 1   Buy         (0.70%)   12/20/2010   1,725,000EUR    (20,117)
JPMorgan                    Telecom Italia SPA, 6.25% due 2/1/2012   Sell        0.520%    12/20/2010     350,000EUR        784
JPMorgan                          Volkswagen, 4.875% due 5/22/2013   Sell        0.450%    12/20/2010     350,000EUR      3,082
JPMorgan                                        Dow Jones CDX.EM.5   Buy         (1.35%)    6/20/2011     577,000USD      3,396
JPMorgan                                        Dow Jones CDX.EM.5   Buy         (1.35%)    6/20/2011     123,000USD        304
JPMorgan                    Basell AF S.C.A., 8.375% due 8/15/2015   Sell         3.80%     6/20/2011     575,000USD     (5,899)
JPMorgan                   Glitnir Banki HF, 8.375%, due 8/15/2015   Buy         (0.66%)    6/20/2011     225,000USD     (1,824)
JPMorgan        Kaupthing Bunadarbanki HF, 5.38063%, due 12/1/2009   Buy         (0.86%)    6/20/2011     225,000USD     (2,098)
JPMorgan              LandsBanki Islands HF, 3.30%, due 10/19/2010   Buy         (0.82%)    6/20/2011     225,000USD     (2,506)
JPMorgan                         Degussa AG, 5.125% due 12/10/2013   Buy         (0.93%)    6/20/2011     575,000EUR     (1,452)
                                                                                                                       --------
                                                                                                                       $(56,486)
                                                                                                                       ========

+ If the portfolio is a seller of protection and a credit event occurs, as defined under terms of that particular swap agreement, the portfolio will pay the buyer of protection an amount up to the national value of the swap and in certain instances, take delivery of the security.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Unrealized
Interest Rate Swaps              Floating Rate       Pay/Receive                   Expiration         Notional        Appreciation/
Counterparty                        Index           Floating Rate    Fixed Rate       Date             Amount        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns                      USD--LIBOR--BBA           Pay         3.907%     11/19/2009       $150,000  USD      $ (7,871)
UBS AG                     EUR--EURIBOR--TELERATE           Pay         3.463%      6/26/2007     14,490,000  EUR       (11,357)
UBS AG                     EUR--EURIBOR--TELERATE       Receive         4.243%      6/26/2016      1,430,000  EUR         5,490
UBS AG                            JPY--LIBOR--BBA           Pay        0.8775%      5/11/2008    798,000,000  JPY         1,891
UBS AG                            JPY--LIBOR--BBA           Pay        2.5125%       6/6/2026    159,000,000  JPY        (1,288)
UBS AG                          SEK--STIBOR--SIDE       Receive          3.06%      6/27/2007    133,390,000  SEK       (10,707)
UBS AG                          SEK--STIBOR--SIDE       Receive         4.290%      6/27/2016     13,160,000  SEK        (6,251)
                                                                                                                       --------
                                                                                                                       $(30,093)
                                                                                                                       ========

                                                                               Expiration         Notional              Unrealized
Total Return Swaps               Pay                        Receive               Date             Amount              Depreciation
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan                USD-LIBOR-BBA Minus 75 bps        EMB1+ index           11/14/2006       597,000 USD            $ (8,701)
JPMorgan                USD-LIBOR-BBA Minus 75 bps        EMB1+ index           11/14/2006       803,000 USD              (8,614)
                                                                                                                        $(17,315)

                                                                    Percentage of
Country Allocation                                                   Investments
---------------------------------------------------------------------------------
U.S.                                                                    52.5%
Japan                                                                    3.4
Germany                                                                  2.6
Euro                                                                     6.6
France                                                                   0.3
U.K                                                                      7.2
Italy                                                                    1.3
Canada                                                                   3.9
Netherlands                                                              5.1
Sweden                                                                   2.9
Australia                                                                0.6
Denmark                                                                  2.1
Mexico                                                                   0.6
Poland                                                                   3.0
Singapore                                                                3.7
Egypt                                                                    1.1
Brazil                                                                   0.8
Argentina                                                                0.7
Other                                                                    1.6
                                                                       -----
                                                                       100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan,
    valued at $7,373,211 (Note 6))
    Unaffiliated issuers, at value (Note 1A) (cost $72,692,058)                                                  $72,255,032
    Affiliated issuers, at value (Note 1A) (cost $3,000,000) (Note 1H)                                             3,000,000
  Cash                                                                                                               430,742
  Foreign currency (cost $378,226)                                                                                   382,815
  Receivable for investments sold                                                                                  3,349,379
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                    182,302
  Interest receivable                                                                                              1,122,064
  Swap premium paid                                                                                                   29,597
  Unrealized appreciation on swap contracts (Note 5)                                                                  40,230
  Prepaid expenses                                                                                                     4,201
                                                                                                                 -----------
    Total assets                                                                                                  80,796,362
Liabilities
  Payable for investments purchased                                                              $ 2,220,858
  Collateral for securities on loan (Note 6)                                                       7,637,267
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                    492,341
  Unrealized depreciation on swap contracts (Note 5)                                                 144,124
  Payable to brokers (Note 5) 35,388 Options written, at value (premium received $26,673)(Note 5)      6,093
  Payable for variation margin on open futures contracts (Note 5)                                      4,531
  Accrued professional fees                                                                           20,230
  Accrued accounting, administration, and custody fees (Note 2)                                        8,025
  Accrued trustees' fees and expenses (Note 2)                                                         3,626
  Other accrued expenses and liabilities                                                              26,178
                                                                                                 -----------
    Total liabilities                                                                                             10,598,661
                                                                                                                 -----------
Net Assets (applicable to investors' beneficial interest)                                                        $70,197,701
                                                                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                        $ 1,407,937
  Dividend income from affiliated investments (Note 1H)                                                       48,473
  Security lending income, net (Note 6)                                                                        4,469
  Dividend income ( net of foreign withholding tax of $719)                                                    2,969
                                                                                                          ----------
    Total investment income                                                                                1,463,848
Expenses
  Investment advisory fee (Note 2)                                                        $ 139,624
  Accounting, administration and custody fees (Note 2)                                       49,263
  Professional fees                                                                          26,534
  Trustees' fees and expenses (Note 2)                                                        4,910
  Insurance expense                                                                           3,215
  Miscellaneous expenses                                                                      1,663
                                                                                         ----------
    Total expenses                                                                                           225,209
                                                                                                          ----------
      Net investment income                                                                                1,238,639
                                                                                                          ----------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
    Investments                                                                             (25,819)
    Financial futures transactions                                                           29,896
    Written options transactions                                                             53,213
    Foreign currency transactions and forward foreign
      currency exchange  transactions                                                    (1,044,382)
      Swap transactions                                                                      37,181
                                                                                         ----------
        Net realized gain (loss)                                                                            (949,911)
  Change in unrealized appreciation (depreciation)
    Investments                                                                             503,073
    Financial futures contracts                                                              32,908
    Written options contracts                                                               (21,820)
    Foreign currency translation and forward foreign
      currency exchange contracts                                                          (848,583)
    Swap contracts                                                                          (98,612)
                                                                                         ----------
      Change in net unrealized appreciation (depreciation)                                                  (433,034)
                                                                                                          ----------
        Net realized and unrealized gain (loss)                                                           (1,382,945)
                                                                                                          ----------
Net Decrease in Net Assets from Operations                                                                $ (144,306)
                                                                                                          ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the
                                                                   Six Months Ended     For the Year
                                                                    June 30, 2006           Ended
                                                                     (Unaudited)      December 31, 2005
                                                                   ----------------   -----------------
Increase (Decrease) in Net Assets
From Operations
  Net investment income                                              $ 1,238,639        $  2,716,028
  Net realized gain (loss)                                              (949,911)          6,183,847
  Change in net unrealized appreciation (depreciation)                  (433,034)         (6,327,067)
                                                                     -----------        ------------
  Net increase (decrease) in net assets from investment operations      (144,306)          2,572,808
                                                                     -----------        ------------

Capital Transactions
  Contributions                                                        1,537,274           7,042,475
  Withdrawals                                                         (2,304,066)        (11,579,112)
                                                                     -----------        ------------
  Net increase (decrease) in net assets from capital transactions       (766,792)         (4,536,637)
                                                                     -----------        ------------
Total Increase (Decrease) in Net Assets                                 (911,098)         (1,963,829)

Net Assets
  At beginning of period                                              71,108,799          73,072,628
                                                                     -----------        ------------
  At end of period                                                   $70,197,701        $ 71,108,799
                                                                     ===========        ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                      Six Months Ended                   Year Ended December 31,
                                                       June 30, 2006    -----------------------------------------------------
                                                        (Unaudited)        2005      2004       2003        2002        2001
                                                        -----------        ----      ----       ----        ----        ----
Total Return (a)                                           (.23%)          3.64%     5.00%      6.40%       6.98%       4.54%
Ratios/Supplemental data:
  Expenses (to average daily net assets)                   0.65%(b)        0.65%     0.63%      0.63%       0.56%       0.53%
  Net Investment Income (to average daily net assets)      3.55%(b)        3.75%     3.89%      3.75%       4.47%       4.49%
  Portfolio Turnover: (c)
  Inclusive                                                  49%(d)         181%      166%       222%        205%        251%
  Exclusive                                                  47%(d)         167%      130%        --          --          --
  Net Assets, End of Period (000's omitted)             $70,198         $71,109   $73,073   $153,572    $164,590    $364,068

--------
*  For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would hae been:
   Ratios (to average daily net assets):

     Expenses (to average daily net assets)                   NA            0.65%       NA         NA          NA          NA
     Net investment income                                    NA            3.74%       NA         NA          NA          NA

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(b)  Calculated on an annualized basis.
(c) Beginning in 2004, the portfolio turnover ratio is presented inclusive and exclusive of the effect of rolling forward purchase commitments.
(d)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar and non-U.S. dollar denominated fixed income securities of governments and companies located in various countries, including emerging markets.

     At June 30, 2006 there was one fund, Standish Mellon Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     A.   Investment security valuations

          Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

          Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.


     B.   Securities transactions and income

          Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

          The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.


     C.   Income taxes

          The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

          Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     D.   Foreign currency transactions

          The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.


     E.   Investment risk

          There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.


     F.   Commitments and contingencies

          In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.


     G.   Expenses

          The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.


     H.   Affiliated issuers

          Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.


(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory, administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and it's pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets

     The Portfolio has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $49,263 during the six months ended June 30, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $1,922 for the six months ended June 30, 2006. See Note 6 for further details.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.


(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                     Purchases                           Sales
                                                     -----------                       -----------
U.S. Government Securities                           $12,214,474                       $ 7,893,098
                                                     ===========                       ===========
Investments (non-U.S. Government Securities)         $18,273,290                       $26,413,265
                                                     ===========                       ===========

(4)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

        Aggregate cost                               $75,692,058
                                                     ===========
        Gross unrealized appreciation                   1,041,240
        Gross unrealized depreciation                  (1,478,266)
                                                     ------------
        Net unrealized appreciation (depreciation)   $   (437,026)
                                                     ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:


     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio



                    Notes to Financial Statements (Unaudited)



        For the six months ended June 30, 2006, the Portfolio entered into the following transactions:

                                              Number of
        Written Put Option Transactions       Contracts            Premiums
        Outstanding, beginning of period             3             $ 45,440
        Options written                              5                9,976
        Options expired                             (7)             (41,713)
        Options closed                              (1)             (13,703)
                                                  ----             --------
        Outstanding, end of period                   0             $      0
                                                  ====             ========

                                              Number of
        Written Call Option Transactions      Contracts            Premiums
        Outstanding, beginning of period             1             $  6,958
        Options written                              3               27,703
        Options expired                             (2)              (7,988)
        Options closed                               0                    0
                                                  ----             --------
        Outstanding, end of period                   2             $ 26,673
                                                  ====             ========

     At June 30, 2006, the Portfolio held options. See the Schedule of Investments for further details.

     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2006, the Portfolio held forward currency exchange contracts. See the Schedule of Investments for further details.


     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June, 30, 2006, the Portfolio held open financial futures contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Portfolio held open swap agreements. See the Schedule of Investments for further details.


(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $279,357 of which, $274,888 was rebated to borrowers or paid in fees. At June 30, 2006, the Portfolio had securities valued at $7,373,211 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.


(7)  Delayed Delivery Transactions:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of

                   Mellon Institutional Funds Master Portfolio
                  Standish Mellon Global Fixed Income Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     For the six months ended June 30, 2006, the Portfolio did not hold any delayed delivery securities.


(8)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended June 30, 2006, the facility fee was $317 for the Portfolio.

     For the six months ended June 30, 2006, the Portfolio did not use the credit facility.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

                                                                                  Principal
Name                                                   Term of Office            Occupation(s)
Address, and                         Position(s)       and Length of             During Past
Date of Birth                      Held with Trust      Time Served                5 Years
----------------------------------------------------------------------------------------------------------
Samuel C. Fleming                    Trustee           Trustee since      Chairman Emeritus,
c/o Decision Resources, Inc.                           11/3/1986          Decision Resources, Inc.
260 Charles Street                                                        ("DRI") (biotechnology
Waltham, MA 02453                                                         research and consulting
9/30/40                                                                   firm); formerly Chairman
                                                                          of the Board and Chief
                                                                          Executive Officer, DRI

Caleb Loring III                     Trustee           Trustee since      Trustee, Essex Street
c/o Essex Street Associates                            11/3/1986          Associates (family
P.O. Box 5600                                                             investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                 Trustee           Trustee since      William Joseph Maier,
c/o Harvard University                                 9/13/1989          Professor of Political
Littauer Center 127                                                       Economy, Harvard
Cambridge, MA 02138                                                       University
8/5/44

John H. Hewitt                       Trustee           Trustee since      Trustee, Mertens
P.O. Box 2333                                          11/3/1986          House, Inc. (hospice)
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard                  Trustee,          Since 2003         President and Chief
The Boston Company                   President                            Operating Officer of
Asset Management, LLC                and Chief                            The Boston Company
One Boston Place                     Executive Officer                    Asset Management, LLC;
Boston, MA 02108                                                          formerly Senior Vice President
7/24/65                                                                   and Chief Operating Officer,
                                                                          Mellon Asset Management
                                                                          ("MAM") and Vice
                                                                          President and Chief
                                                                          Financial Officer, MAM

                                      Number of                                Trustee
                                    Portfolios in         Other             Remuneration
Name                                Fund Complex       Directorships       (period ended
Address, and                         Overseen by          Held by             June 30,
Date of Birth                         Trustee             Trustee              2006)
---------------------------------------------------------------------------------------------
Samuel C. Fleming                        34                None               Fund: $250
c/o Decision Resources, Inc.                                                Portfolio: $767
260 Charles Street
Waltham, MA 02453
9/30/40


Caleb Loring III                         34                None               Fund: $250
c/o Essex Street Associates                                                 Portfolio: $820
P.O. Box 5600
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                     34                None               Fund: $250
c/o Harvard University                                                      Portfolio: $767
Littauer Center 127
Cambridge, MA 02138
8/5/44

John H. Hewitt                           34                None               Fund: $250
P.O. Box 2333                                                               Portfolio: $767
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard                      34                None                 $0
The Boston Company
Asset Management, LLC
One Boston Place
Boston, MA 02108
7/24/65


Name                                                Term of Office
Address, and                    Position(s)          and Length of                    Principal Occupation(s)
Date of Birth                 Held with Trust         Time Served                      During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann              Vice President         Since 2003           Senior Vice President and Head of Operations,
Mellon Asset Management        and Secretary                               Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson             Vice President         Vice President       Vice President and Mutual Funds Controller,
Mellon Asset Management        and Treasurer          since 1999;          Mellon Asset Management; formerly Assistant Vice
One Boston Place                                      Treasurer            President and Mutual Funds Controller, Standish
Boston, MA 02108                                      since 2002           Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland             Assistant Vice         Since 1996           Vice President and Manager, Mutual Funds
Mellon Asset Management        President                                   Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                           President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                           Standish Mellon Asset Management Company, LLC
8/19/51

Cara E. Hultgren               Assistant Vice         Since 2001           Assistant Vice President and Manager of Compliance,
Mellon Asset Management        President                                   Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                           of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                           Representative, Standish Mellon Asset Management
1/19/71                                                                    Company, LLC

Mary T. Lomasney               Chief                  Since 2005           First Vice President, Mellon Asset Management and
Mellon Asset Management        Compliance                                  Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place               Officer                                     and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                           Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                     State Street Research & Management Company
                                                                           ("SSRM"), and Vice President, SSRM

                          [LOGO] Mellon
                                 --------------------------
                                 Mellon Institutional Funds

                                 One Boston Place
                                 Boston, MA 02108-4408
                                 800.221.4795
                                 www.melloninstitutionalfunds.com


                                                                      6934SA0606

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Semiannual Report                       Standish Mellon
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)               High Yield Bond Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                               Expenses Paid
                                    Beginning              Ending              During Period+
                                  Account Value          Account Value         January 1, 2006
                                 January 1, 2006         June 30, 2006        to June 30, 2006
----------------------------------------------------------------------------------------------
Actual                               $1,000.00            $1,012.10                $2.49
Hypothetical (5% return
per year before expenses)            $1,000.00            $1,022.32                $2.51

---------
+ Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example reflects the combined expenses of the Fund and the master portfolio in which it invests all its assets.

                  Mellon Institutional Funds Master Portfolio
                      Standish Mellon High Yield Bond Fund

             Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Summary of Combined Ratings

                                                Percentage of
Quality Breakdown                                Investments
-------------------------------------------------------------
Treasury                                                 1.0%
AA                                                       0.1
A                                                        1.2
BBB                                                     11.7
BB                                                      46.2
B                                                       37.9
CCC                                                      1.6
C/D/NR                                                   0.3
                                                       -----
   Total                                               100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

                                                                                              Percentage of
Top Ten Holdings*                                        Rate              Maturity           Investments
------------------------------------------------------------------------------------------------------------
Chevy Chase Bank FSB                                    6.875%            12/1/2013               2.4%
AES Corp. 144A                                          8.750             5/15/2013               1.6
Freescale Semiconductor, Inc.                           6.875             7/15/2011               1.5
Rite Aid Corp.                                         12.500             9/15/2006               1.3
Mirant North America LLC 144A                           7.375            12/31/2013               1.1
INVISTA 144A                                            9.250              5/1/2012               1.1
Speedway Motorsports, Inc.                              6.750              6/1/2013               1.1
Kaupthing Bank 144A                                     7.125             5/19/2016               1.0
Douglas Dynamics LLC 144A                               7.750             1/15/2012               0.9
Qwest Corp.                                             7.875              9/1/2011               0.9
                                                                                                 ----
                                                                                                 12.9%

* Excluding short-term investments and investment of cash collateral.

                                                              Percentage of
Economic Sector Allocation                                     Investments
---------------------------------------------------------------------------
Banking                                                             4.6%
Basic industry                                                     10.9
Brokerage                                                           1.3
Capital goods                                                      11.6
Consumer cyclical                                                   7.9
Consumer non-cyclical                                               6.7
Energy                                                              7.4
Insurance                                                           0.7
Media                                                               5.4
Municipals                                                          1.3
Real estate                                                         0.6
Services cyclical                                                  12.5
Services non-cyclical                                               3.9
Technology                                                          2.9
Telecommunications                                                  9.5
Utility                                                            10.5
Emerging markets                                                    1.1
Agency                                                              0.3
Cash & equivalents                                                  0.9
                                                                  -----
                                                                  100.0%

The Standish Mellon High Yield Bond Fund invests all of its investable assets in an interest of the Standish Mellon High Yield Bond Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Mellon High Yield Bond Portfolio
    (Portfolio), at value (Note 1A)                                                 $13,165,870
  Receivable for Fund shares sold                                                         8,969
  Prepaid expenses                                                                        6,262
                                                                                    -----------
    Total assets                                                                     13,181,101
Liabilities
  Payable for Fund shares redeemed                                        $ 229
  Accrued professional fees                                              13,807
                                                                         ------
  Accrued transfer agent fees (Note 2)                                    1,858
  Accrued shareholder reporting expense (Note 2)                            617
  Accrued trustees' fees and expenses (Note 2)                              487
  Accrued chief compliance officer fee (Note 2)                             278
  Other accrued expenses and liabilities                                  2,289
                                                                         ------
    Total liabilities                                                                    19,565
                                                                                    -----------
Net Assets                                                                          $ 13,161,536
                                                                                    ============
Net Assets consist of:
  Paid-in capital                                                                   $23,401,935
  Accumulated net realized loss                                                     (10,270,330)
  Undistributed net investment income                                                    38,742
  Net unrealized (depreciation)                                                          (8,811)
                                                                                    -----------
Total Net Assets                                                                    $13,161,536
                                                                                    ===========
Shares of beneficial interest outstanding                                               852,133
                                                                                    ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                   $     15.45
                                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest and security lending income allocated from Portfolio                                          $ 523,685
  Dividend income from Portfolio                                                                            16,977
  Expenses allocated from Portfolio                                                                        (35,369)
                                                                                                         ---------
    Net investment income allocated from Portfolio                                                         505,293
Expenses
  Professional fees                                                                         $ 15,567
  Registration fees                                                                            7,488
  Transfer agent fees (Note 2)                                                                 3,410
  Administrative service fee (Note 2)                                                            667
  Trustees' fees (Note 2)                                                                        992
  Shareholder reporting fees (Note 2)                                                            617
  Insurance expense                                                                              287
  Analytical service expense                                                                   1,913
  Chief compliance officer expense (Note 2)                                                    1,945
  Miscellaneous                                                                                1,623
                                                                                            --------
    Total expenses                                                                            34,509
Deduct:
  Reimbursement of Fund operating expenses (Note 2)                                          (34,509)
                                                                                            --------
    Net expenses                                                                                                --
                                                                                                         ---------
      Net investment income                                                                                505,293
                                                                                                         ---------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from
  Portfolio on:
    Investments                                                                              (16,393)
    Swap transactions                                                                          4,275
    Foreign currency transactions and forward foreign currency exchange transactions         (14,232)
                                                                                            --------
      Net realized gain (loss)                                                                             (26,350)
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investments                                                                             (261,794)
    Swap contracts                                                                              (852)
    Foreign currency translations and forward foreign currency exchange contracts            (13,826)
                                                                                            --------
      Change in net unrealized appreciation (depreciation)                                                (276,472)
                                                                                                         ---------
    Net realized and unrealized gain (loss)on investments                                                 (302,822)
                                                                                                         ---------
Net Inrease in Net Assets from Operations                                                                $ 202,471
                                                                                                         =========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              For the
                                                                          Six Months Ended           For the
                                                                           June 30, 2006           Year Ended
                                                                             (Unaudited)        December 31, 2005
                                                                            ------------          ------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                     $    505,293          $  1,807,357
  Net realized gain (loss)                                                       (26,350)            1,267,557
  Change in net unrealized appreciation (depreciation)                          (276,472)           (2,829,217)
                                                                            ------------          ------------
  Net increase (decrease) in net assets from investment operations               202,471               245,697
                                                                            ------------          ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                    (469,088)           (1,881,356)
                                                                            ------------          ------------
  Total distributions to shareholders                                           (469,088)           (1,881,356)
                                                                            ------------          ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                               610,872             4,184,283
  Value of shares issued to shareholders in reinvestment of distributions        378,092             1,683,595
  Cost of shares redeemed                                                     (5,129,620)          (43,336,720)
                                                                            ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions          (4,140,656)          (37,468,842)
                                                                            ------------          ------------
Total Increase (Decrease) in Net Assets                                       (4,407,273)          (39,104,501)
Net Assets
  At beginning of period                                                      17,568,809            56,673,310
  At end of period (including undistributed net investment
    income of $38,742 and $2,537)                                           $ 13,161,536          $ 17,568,809
                                                                            ============          ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                              Financial Highlights
--------------------------------------------------------------------------------

                                                         For the
                                                    Six Months Ended                     Year Ended December 31,
                                                      June 30, 2006     -------------------------------------------------------
                                                       (Unaudited)         2005        2004        2003        2002        2001
                                                       -----------      -------     -------     -------     -------     -------
Net Asset Value, Beginning of Period                     $ 15.81        $ 16.52     $ 16.19     $ 14.34     $ 14.88     $ 15.88
                                                         -------        -------     -------     -------     -------     -------
From Operations:
  Net investment income* (a)                                0.57           1.13        1.18        1.21        1.26        1.40
  Net realized and unrealized
    gains (loss) on investments                            (0.38)         (0.54)       0.31        1.85       (0.59)      (1.18)
                                                         -------        -------     -------     -------     -------     -------
Total from investment operations                            0.19           0.59        1.49        3.06        0.67        0.22
                                                         -------        -------     -------     -------     -------     -------
Less Distributions to Shareholders:
  From net investment income                               (0.55)         (1.30)      (1.16)      (1.21)      (1.21)      (1.21)
  From net realized gains on investments                      --             --          --          --          --       (0.01)
                                                         -------        -------     -------     -------     -------     -------
Total distributions to shareholders                        (0.55)         (1.30)      (1.16)      (1.21)      (1.21)      (1.22)
                                                         -------        -------     -------     -------     -------     -------
Net Asset Value, End of Period                           $ 15.45        $ 15.81     $ 16.52     $ 16.19     $ 14.34     $ 14.88
                                                         =======        =======     =======     =======     =======     =======

Total Return (b)                                            1.21%          3.70%       9.56%      21.76%       4.70%       1.52%
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (c)               0.50%(d)       0.50%       0.50%       0.50%       0.50%       0.50%
  Net Investment Income (to average daily net assets)*      7.16%(d)       6.84%       7.28%       7.79%       8.68%       8.86%
  Net Assets, End of Period (000's omitted)              $13,162        $17,569     $56,673     $57,036     $44,059     $46,302
---------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
   Net investment income per share (a)                   $  0.48        $  0.97     $  1.12     $  1.13     $  1.21     $  1.33
   Ratios (to average daily net assets):
    Expenses (c)                                            1.60%(d)       1.45%       0.87%       1.00%       1.01%       0.97%
    Net investment income                                   6.07%(d)       5.89%       6.91%       7.29%       8.17%       8.39%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers.
(c)  Includes the Fund's share of the Portfolio's allocated expenses.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)     Significant Accounting Policies:

        Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

        The Fund invests all of its investable assets in an interest in the Standish Mellon High Yield Bond Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at June 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

        The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


        A. Investment security valuations

        The Fund records its investment in the Portfolio at value. The Portfolio values its securities at value as discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.


        B. Securities transactions and income

        Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.


        C. Distributions to shareholders

        Distributions to shareholders are recorded on the ex-dividend date. The Fund's distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

        Permanent book and tax basis differences will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


        D. Expenses

        The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust and/or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


        E. Commitments and contingencies

        In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.


(2)     Investment Advisory Fee and other Transactions With Affiliates:

        The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily reimbursed the Fund for $34,509 of its operating expenses.

        The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,410 during the six months ended June 30, 2006.

        The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $617 during the six months ended June 30, 2006.

        The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,945. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee.

        The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $667 for fees payable to Mellon Private Wealth Management.


(3)     Investment Transactions:

        Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2006, aggregated $1,060,401and $5,694,398, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur.

                   Mellon Institutional Funds Investment Trust
                      Standish Mellon High Yield Bond Fund


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(4)     Shares of Beneficial Interest:

        The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                               For the             For the
                                         Six Months Ended       Year Ended
                                           June 30, 2006     December 31, 2005
                                           -------------     -----------------
        Shares sold                            38,522             257,259
        Shares issued to shareholders in
          reinvestment of distributions        24,283             104,233
        Shares redeemed                      (321,905)         (2,681,089)
                                             --------          ----------
        Net increase (decrease)              (259,100)          2,319,597
                                             ========          ==========

        At June 30, 2006, two shareholders of record held approximately 61% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

        The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and their costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund received $159 in redemption fees.


(5)     Federal Taxes:

        As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

        See corresponding master portfolio for tax basis unrealized appreciation (depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Par       Value
Security Description                                                  Rate        Maturity                   Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--105.3%

BONDS AND NOTES--95.9%

Convertible Corporate Bonds--0.5%
Centerpoint Energy, Inc.  144A CVT                                   2.875%      1/15/2024                 $ 25,000    $  26,000
Sinclair Broadcast Group, Inc. (a)                                   4.875       7/15/2018                   25,000       21,688
Xcel Energy, Inc. 144A                                               7.500      11/21/2007                   15,000       23,794
                                                                                                                       ---------
Total Convertible Corporate Bonds (Cost $65,898)                                                                          71,482
                                                                                                                       ---------

Collateralized Mortgage Obligations--0.2%
Global Signal Trust 2006-1 F 144A (Cost $30,000)                     7.036       2/15/2036                   30,000       29,583
                                                                                                                       ---------

Corporate--79.2%

Banking--2.9%
Chevy Chase Bank FSB                                                 6.875       12/1/2013                  345,000      345,000
Colonial Bank                                                        9.375        6/1/2011                   35,000       39,048
                                                                                                                       ---------
                                                                                                                         384,048
                                                                                                                       ---------
Basic Industry--8.6%
Airgas, Inc.                                                         6.250       7/15/2014                   85,000       79,475
Arch Western Finance                                                 6.750        7/1/2013                   25,000       23,938
BCP Crystal Holding Corp.                                            9.625       6/15/2014                   69,000       74,865
Crystal US Holdings Corp. (a)                                       10.000       10/1/2014                   92,000       72,910
Earle M Jorgenson Co.                                                9.750        6/1/2012                   35,000       37,275
Equistar Chemicals LP/Equistar Funding Corp.                        10.625        5/1/2011                   55,000       59,056
Freeport-McMoRan Copper & Gold, Inc.                                10.125        2/1/2010                   60,000       63,675
Freeport-McMoRan Copper & Gold, Inc.                                 6.875        2/1/2014                   65,000       62,563
Georgia-Pacific Corp.                                                8.000       1/15/2024                   75,000       70,875
KRATON Polymers LLC/Capital Corp.                                    8.125       1/15/2014                    5,000        4,963
Nalco Co.                                                            7.750      11/15/2011                   25,000       24,938
Nalco Co.                                                            8.875      11/15/2013                   50,000       50,375
Neenah Paper, Inc.                                                   7.375      11/15/2014                    5,000        4,600
Peabody Energy Corp.                                                 6.875       3/15/2013                   40,000       39,300
Pogo Producing Co.                                                   6.625       3/15/2015                   75,000       69,281
PQ Corp. (c)                                                         7.500       2/15/2013                   10,000        9,400
Southern Copper Corp.                                                6.375       7/27/2015                  100,000       95,602
Steel Dynamics, Inc.                                                 9.500       3/15/2009                  110,000      113,300
Stone Container Corp.                                                8.375        7/1/2012                   45,000       42,525
Temple-Inland                                                        6.625       1/15/2018                   70,000       69,646
United States Steel Corp.                                            9.750       5/15/2010                   34,000       36,210
Westlake Chemical Corp.                                              6.625       1/15/2016                   25,000       23,094
                                                                                                                       ---------
                                                                                                                       1,127,866
                                                                                                                       ---------
Brokerage--0.1%
E*Trade Financial Corp.                                              8.000       6/15/2011                   15,000       15,300
                                                                                                                       ---------

Capital Goods--11.4%
Alliant Techsystems, Inc.                                            6.750        4/1/2016                   15,000       14,438
Alliant Techsystems, Inc. 144A                                       2.750       2/15/2024                   15,000       16,069
Ball Corp.                                                           6.875      12/15/2012                   40,000       39,200
Berry Plastics                                                      10.750       7/15/2012                   30,000       32,475
Columbus McKinnon Corp.                                              8.875       11/1/2013                   25,000       25,500
Compression Polymers Holdings 144A                                  10.500        7/1/2013                   15,000       15,300
Crown Americas Inc. 144A                                             7.625      11/15/2013                  120,000      117,900

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Par        Value
Security Description                                                  Rate        Maturity                   Value      (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Capital Goods (continued)
Crown Americas Inc. 144A                                             7.750%      11/15/2015                $ 65,000    $  64,025
Crown Cork & Seal Co, Inc.                                           7.375       12/15/2026                 140,000      122,850
Douglas Dynamics LLC 144A                                            7.750        1/15/2012                 140,000      133,000
DRS Technologies, Inc.                                               6.625         2/1/2016                  15,000       14,513
Esterline Technologies Corp.                                         7.750        6/15/2013                  40,000       40,500
Gibraltar Industries, Inc. 144A                                      8.000        12/1/2015                  35,000       34,825
Goodman Global Holdings (b)                                          8.329        6/15/2012                  93,000       93,233
L-3 Communications Corp.                                             7.625        6/15/2012                  50,000       50,750
L-3 Communications Corp.                                             6.125        7/15/2013                  45,000       42,863
L-3 Communications Corp. 144A (c)                                    3.000         8/1/2035                  20,000       19,500
Leucadia National Corp.                                              7.000        8/15/2013                  90,000       87,300
Norcraft Finance Co.                                                 9.000        11/1/2011                  15,000       15,263
Owens-Brockway                                                       7.750        5/15/2011                  50,000       50,375
Owens-Illinois, Inc. (c)                                             7.500        5/15/2010                  95,000       92,863
Owens-Illinois, Inc. (c)                                             7.800        5/15/2018                 120,000      112,800
Plastipak Holdings, Inc. 144A                                        8.500       12/15/2015                  55,000       55,000
Silgan Holdings, Inc.                                                6.750       11/15/2013                  70,000       68,250
Solo Cup Co. (c)                                                     8.500        2/15/2014                  25,000       21,625
Terex Corp.                                                          7.375        1/15/2014                  80,000       79,600
Texas Industries Inc.                                                7.250        7/15/2013                   5,000        4,950
Trinity Industries LE                                                6.500        3/15/2014                  35,000       34,125
                                                                                                                       ---------
                                                                                                                       1,499,092
                                                                                                                       ---------
Consumer Cyclical--4.9%
Domino's, Inc.                                                       8.250         7/1/2011                  38,000       39,425
Ford Motor Credit Co.                                                6.320        9/28/2007                  90,000       88,088
Ford Motor Credit Corp.                                              5.625        10/1/2008                  35,000       32,377
General Motors Acceptance Corp.                                      7.750        1/19/2010                 110,000      109,433
General Motors Acceptance Corp. (c)                                  6.125        1/22/2008                  55,000       53,915
Goodyear Tire & Rubber Co.                                           9.000         7/1/2015                  30,000       28,650
Keystone Automotive Operation, Inc.                                  9.750        11/1/2013                  35,000       33,075
Leslie's Poolmart                                                    7.750         2/1/2013                  40,000       38,800
Neiman Marcus Group, Inc. 144A (c)                                   9.000       10/15/2015                  25,000       26,125
Residential Capital Corp.                                            6.375        6/30/2010                 105,000      103,571
Residential Capital Corp.                                            6.875        6/30/2015                  30,000       29,871
Russell Corp.                                                        9.250         5/1/2010                  62,000       64,868
                                                                                                                       ---------
                                                                                                                         648,198
                                                                                                                       ---------
Consumer Noncyclical--6.1%
Alliance One International                                          11.000        5/15/2012                  25,000       23,750
Chattem, Inc.                                                        7.000         3/1/2014                  70,000       67,900
Dean Foods Co.                                                       7.000         6/1/2016                  35,000       33,863
Del Monte Corp.                                                      8.625       12/15/2012                  75,000       77,250
Elizabeth Arden, Inc.                                                7.750        1/15/2014                  20,000       19,650
Ingles Markets, Inc.                                                 8.875        12/1/2011                  25,000       26,156
Rite Aid Corp.                                                      12.500        9/15/2006                 190,000      191,900
Rite Aid Corp.                                                       8.125         5/1/2010                  70,000       70,350
Scotts Co.                                                           6.625       11/15/2013                  30,000       28,800
Smithfield Foods, Inc.                                               7.750        5/15/2013                  55,000       53,900
Stater Brothers Holdings                                             8.125        6/15/2012                 110,000      108,625
Stater Brothers Holdings (b)                                         8.829        6/15/2010                  65,000       65,813
True Temper Sports, Inc.                                             8.375        9/15/2011                  35,000       31,850
                                                                                                                       ---------
                                                                                                                         799,807
                                                                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Par       Value
Security Description                                                  Rate        Maturity                   Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Energy--6.7%
Amerigas Partners LP/Amerigas Eagle Finance Corp.                    7.125%      5/20/2016                 $ 40,000    $ 37,500
ANR Pipeline Co.                                                     7.375       2/15/2024                   20,000      19,379
ANR Pipeline Co.                                                     7.000        6/1/2025                   10,000       9,309
Chesapeake Energy Corp.                                              7.625       7/15/2013                   20,000      20,125
El Paso Natural Gas Co.                                              8.625       1/15/2022                   90,000      97,301
El Paso Natural Gas Co.                                              7.500      11/15/2026                   55,000      53,876
El Paso Natural Gas Co.                                              8.375       6/15/2032                   45,000      47,863
El Paso Production Holding Co.                                       7.750        6/1/2013                   55,000      55,413
Houston Exploration Co.                                              7.000       6/15/2013                   50,000      49,250
Newfield Exploration Corp.                                           7.625        3/1/2011                   35,000      35,438
Southern Natural Gas Co.                                             8.875       3/15/2010                   15,000      15,844
Southern Natural Gas Co.                                             7.350       2/15/2031                   45,000      43,177
Tennessee Gas Pipeline Co.                                           8.375       6/15/2032                   60,000      64,168
Transcont Gas Pipe Corp                                              7.000       8/15/2011                   75,000      75,750
Transcontinental Gas Pipe Line Corp.                                 8.875       7/15/2012                  110,000     121,275
Williams Cos., Inc.                                                  7.875        9/1/2021                  100,000     101,500
Williams Cos., Inc.                                                  7.750       6/15/2031                   40,000      39,400
                                                                                                                       --------
                                                                                                                        886,568
                                                                                                                       --------
Insurance--0.6%
Hanover Insurance Group                                              7.625      10/15/2025                   85,000      85,207
                                                                                                                       --------
Media--3.9%
Cablevision Systems Corp. (b) (c)                                    9.620        4/1/2009                  115,000     121,900
CBD Media, Inc.                                                      8.625        6/1/2011                   25,000      24,875
Dex Media West LLC/Dex Media Finance Co.                             8.500       8/15/2010                   25,000      25,938
Dex Media West LLC/Dex Media Finance Co.                             9.875       8/15/2013                   28,000      30,345
Dex Media, Inc.                                                      8.000      11/15/2013                   30,000      30,150
Entercom Radio LLC/Entercom Capital, Inc.                            7.625        3/1/2014                   15,000      14,963
Lamar Media Corp.                                                    6.625       8/15/2015                   20,000      18,500
R.H. Donnelley Corp. 144A                                            8.875       1/15/2016                   15,000      15,131
R.H. Donnelley Finance Corp. 144A                                   10.875      12/15/2012                  105,000     115,238
Radio One, Inc.                                                      8.875        7/1/2011                   45,000      46,631
Salem Communications Corp.                                           7.750      12/15/2010                   70,000      69,475
                                                                                                                       --------
                                                                                                                        513,146
                                                                                                                       --------
Real Estate--0.5%
BF Saul Reit                                                         7.500        3/1/2014                   70,000      71,050
                                                                                                                       --------
Services: Cyclical--11.9%
AMC Entertainment, Inc.                                              8.000        3/1/2014                   15,000      13,744
CCM Merger, Inc. 144A (c)                                            8.000        8/1/2013                   40,000      37,800
Chumash Casino & Resort Enterprises 144A                             9.520       7/15/2010                   55,000      57,406
Cinemark Inc. (a)                                                    9.750       3/15/2014                   50,000      38,750
Cinemark USA, Inc.                                                   9.000        2/1/2013                   45,000      47,250
Corrections Corp Of America                                          7.500        5/1/2011                   20,000      20,150
Education Management LLC 144A                                        8.750        6/1/2014                   25,000      24,750
Education Management LLC 144A                                       10.250        6/1/2016                   45,000      44,775
Gaylord Entertainment Co.                                            6.750      11/15/2014                   40,000      37,500
Hertz Corp. 144A                                                    10.500        1/1/2016                   20,000      21,200
Hertz Corp. 144A G                                                   8.875        1/1/2014                   40,000      41,000
Isle of Capri Casinos, Inc.                                          7.000        3/1/2014                   50,000      47,188
Kansas City Southern Railway                                         7.500       6/15/2009                   50,000      50,000

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Par       Value
Security Description                                                  Rate        Maturity                   Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Services: Cyclical (continued)
Mashantucket West Pequot 144A                                        5.912%       9/1/2021                $ 120,000   $  111,410
Meristar Hospitality Corp.                                           9.500        4/1/2010                   60,000       63,300
Mohegan Tribal Gaming Authority                                      7.125       8/15/2014                  105,000      101,588
Mohegan Tribal Gaming Authority                                      8.000        4/1/2012                   65,000       66,056
Penn National Gaming Inc.                                            6.875       12/1/2011                   25,000       24,438
Penn National Gaming Inc.                                            6.750        3/1/2015                   20,000       18,650
Pinnacle Entertainment, Inc.                                         8.750       10/1/2013                   55,000       57,338
Pokagon Gaming 144A (g)                                             10.375       6/15/2014                   95,000       98,206
Scientific Games                                                     6.250      12/15/2012                   70,000       65,450
Seneca Gaming Corp.                                                  7.250        5/1/2012                   15,000       14,531
Service Corp International 144A                                      8.000       6/15/2017                   25,000       23,375
Sierra Pacific Resources                                             8.625       3/15/2014                  100,000      105,935
Speedway Motorsports, Inc.                                           6.750        6/1/2013                  160,000      155,200
Standard Pacific Corp.                                               6.500       8/15/2010                   30,000       28,125
Station Casinos, Inc.                                                6.000        4/1/2012                   55,000       51,494
Turning Stone Casino Resort Enterprise 144A                          9.125      12/15/2010                   85,000       85,850
Williams Scotsman, Inc.                                              8.500       10/1/2015                   20,000       19,750
                                                                                                                      ----------
                                                                                                                       1,572,209
                                                                                                                      ----------
Services: Non-Cyclical--3.3%
Davita, Inc.                                                         6.625       3/15/2013                   25,000       23,750
Fisher Scientific International                                      6.750       8/15/2014                   75,000       74,719
HCA, Inc.                                                            8.750        9/1/2010                   80,000       84,341
HCA, Inc.                                                            7.875        2/1/2011                   75,000       76,615
Kinetic Concepts, Inc.                                               7.375       5/15/2013                   29,000       29,508
Psychiatric Solutions, Inc.                                          7.750       7/15/2015                   20,000       19,575
Tenet Healthcare Corp. 144A                                          9.500        2/1/2015                  110,000      108,075
WCA Waste Corp. 144A (g)                                             9.250       6/15/2014                   15,000       15,150
                                                                                                                      ----------
                                                                                                                         431,733
                                                                                                                      ----------
Technology & Electronics--2.4%
Communications & Power Industries, Inc.                              8.000        2/1/2012                   10,000       10,100
Freescale Semiconductor (c)                                          7.125       7/15/2014                   20,000       20,200
Freescale Semiconductor, Inc. (b)                                    7.818       7/15/2009                   55,000       56,100
Freescale Semiconductor, Inc. (c)                                    6.875       7/15/2011                  210,000      211,050
Sungard Data Systems Inc. 144A (b)                                   9.431       8/15/2013                   15,000       15,694
                                                                                                                      ----------
                                                                                                                         313,144
                                                                                                                      ----------
Telecommunications--6.7%
Airgate PCS Inc. (b)                                                 8.827      10/15/2011                   15,000       15,338
Consolidated Communication Holdings, Inc.                            9.750        4/1/2012                   52,000       53,560
Intelsat Bermuda International 144A (g)                             11.250       6/15/2016                   80,000       82,000
Panamsat Corp. 144A (g)                                              9.000       6/15/2016                   10,000       10,150
Qwest Communications International Inc.                              7.500       2/15/2014                  130,000      126,750
Qwest Communications International Inc. (b)                          8.670       2/15/2009                   65,000       66,219
Qwest Corp.                                                          7.875        9/1/2011                  130,000      131,625
Rural Cellular Corp.                                                 9.875        2/1/2010                   25,000       25,719
Rural Cellular Corp.                                                 8.250       3/15/2012                   30,000       30,788
Ubiquitel Operating Co.                                              9.875        3/1/2011                   80,000       87,000
Windstream Corp. 144A (g)                                            8.125        8/1/2013                  125,000      127,500
Windstream Corp. 144A (g)                                            8.625        8/1/2016                  125,000      127,813
                                                                                                                      ----------
                                                                                                                         884,462
                                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Par       Value
Security Description                                                  Rate        Maturity                   Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Utilities--9.1%
AES Corp.                                                            8.875%      2/15/2011                 $102,000    $ 107,100
AES Corp. 144A                                                       8.750       5/15/2013                  215,000      230,050
CMS Energy Corp.                                                     7.750        8/1/2010                   50,000       50,750
CMS Energy Corp.                                                     8.500       4/15/2011                   30,000       31,275
Dynegy Holdings, Inc. 144A                                           8.375        5/1/2016                   65,000       64,025
Edison Mission Energy 144A (c)                                       7.500       6/15/2013                   45,000       44,100
FPL Energy National Wind 144A                                        6.125       3/25/2019                   94,190       91,207
Mirant Americas General, Inc.                                        8.300        5/1/2011                  100,000       98,750
Mirant North America LLC 144A                                        7.375      12/31/2013                  170,000      164,050
Monongahela Power Co.                                                6.700       6/15/2014                   35,000       35,997
MSW Energy Holdings                                                  7.375        9/1/2010                  110,000      110,000
Nevada Power Co.                                                     6.500       4/15/2012                   45,000       44,760
NorthWestern Corp.                                                   5.875       11/1/2014                   25,000       24,493
NRG Energy, Inc.                                                     7.250        2/1/2014                   45,000       43,875
Reliant Energy, Inc.                                                 9.500       7/15/2013                   15,000       15,075
Reliant Energy, Inc.                                                 9.250       7/15/2010                   10,000       10,000
TECO Energy, Inc.                                                    7.500       6/15/2010                   25,000       25,500
                                                                                                                      ----------
                                                                                                                       1,191,007
                                                                                                                      ----------
Total Corporate (Cost $10,481,141)                                                                                    10,422,837
                                                                                                                      ----------
Municipal Bonds--1.3%
Erie County NY Tob Asset Securitization Corp.                        6.000        6/1/2028                   25,000       24,372
Tobacco Settlement Authority Iowa                                    6.500        6/1/2023                  100,000       98,238
Tobacco Settlement Authority Michigan                                7.309        6/1/2034                   50,000       49,953
                                                                                                                      ----------
Total Municipal Bonds (Cost $173,811)                                                                                    172,563
                                                                                                                      ----------
Sovereign Bonds--1.1%
Republic of Argentina                                                2.000        1/3/2010                   25,000       13,577
Republic of Argentina (c)                                            8.280      12/31/2033                   14,425       12,838
Republic of Brazil                                                   8.750        2/4/2025                    5,000        5,475
Republic of Brazil                                                  10.125       5/15/2027                    5,000        6,213
Republic of Colombia                                                10.000       1/23/2012                    5,000        5,650
Republic of Colombia                                                10.750       1/15/2013                    5,000        5,880
Republic of Colombia (c)                                             8.125       5/21/2024                    5,000        5,075
Republic of Peru                                                     5.000        3/7/2017                   15,800       15,247
Republic of Venezuela (b) (c)                                        2.150       4/20/2011                   15,000       14,850
Russian Federation                                                   5.000       3/31/2030                   30,000       31,950
Russian Ministry of Finance                                          3.000       5/14/2008                   25,000       23,594
                                                                                                                      ----------
Total Sovereign Bonds (Cost $126,279)                                                                                    140,349
                                                                                                                      ----------
Yankee Bonds--9.5%
Angiotech Pharmaceutical 144A                                        7.750        4/1/2014                   10,000        9,550
Braskem Sa 144A                                                     12.500       11/5/2008                   10,000       11,050
Ineos Group Holdings Plc 144A (c)                                    8.500       2/15/2016                  110,000      102,988
Intelsat Sub Holding Co., Ltd. (b)                                   9.609       1/15/2012                   90,000       90,900
INVISTA 144A                                                         9.250        5/1/2012                  155,000      162,750
Jean Coutu Group, Inc. (c)                                           7.625        8/1/2012                   25,000       24,250
JSG Funding PLC                                                      9.625       10/1/2012                   50,000       51,500
Kaupthing Bank 144A                                                  7.125       5/19/2016                  145,000      145,044

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Par       Value
Security Description                                                  Rate        Maturity                   Value     (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Yankee Bonds (continued)
Nell AF Sarl 144A (c)                                                8.375%      8/15/2015                 $ 75,000   $   72,094
Norampac, Inc.                                                       6.750        6/1/2013                   40,000       36,000
Nova Chemicals Corp.                                                 8.405      11/15/2013                   45,000       44,663
Rogers Wireless Inc.                                                 8.000      12/15/2012                   50,000       51,125
Rogers Wireless, Inc.                                                7.250      12/15/2012                   50,000       50,375
Rogers Wireless, Inc. (b)                                            8.454      12/15/2010                   55,000       56,581
Royal Caribbean Cruises Ltd.                                         8.750        2/2/2011                  105,000      112,880
Russel Metals, Inc.                                                  6.375        3/1/2014                   25,000       23,125
Shinsei Finance Cayman Ltd 144A                                      6.418       7/20/2048                  100,000       93,918
Stena AB                                                             9.625       12/1/2012                   25,000       26,563
Stena AB                                                             7.500       11/1/2013                   25,000       24,250
Telenet Group Holding NV 144A (a)                                   11.500       6/15/2014                   46,000       38,985
Wind Acquisition Finance SA 144A                                    10.750       12/1/2015                   20,000       21,250
                                                                                                                      ----------
Total Yankee Bonds (Cost $1,264,904)                                                                                   1,249,841
                                                                                                                      ----------

Foreign Denominated--4.1%
Euro--4.1%
Central European Distribution Corp. 144A                             8.000       7/25/2012       EUR         50,000       68,659
Culligan Finance Corp., BV 144A                                      8.000       10/1/2014                   30,000       40,090
Fresenius Finance BV 144A                                            5.000       1/31/2013                   10,000       12,468
General Motors Acceptance Corp.                                      5.375        6/6/2011                   30,000       36,355
GMAC International Finance BV                                        4.375      10/31/2007                   80,000      100,706
Nordic Telecommunication Co. Holding 144A                            8.250        5/1/2016                   50,000       65,379
NTL Cable PLC                                                        8.750       4/15/2014                   60,000       78,167
Remy Cointreau S.A. 144A                                             6.500        7/1/2010                   20,000       26,599
Sensata Technologies BV 144A                                         9.000        5/1/2016                   50,000       64,627
Telenet Communications NV 144A                                       9.000      12/15/2013                   29,880       41,841
                                                                                                                      ----------
Total Foreign Denominated (Cost $489,195)                                                                                534,891
                                                                                                                      ----------
TOTAL BONDS AND NOTES (Cost $12,631,228)                                                                              12,621,546
                                                                                                                      ----------

COMMON STOCKS--0.1%                                                                                          Shares
                                                                                                          ---------
Terex Corp                                                                                                      165       16,286
Verizon Communications, Inc. (Cost $14,295)                                                                     545       18,252
                                                                                                                      ----------
                                                                                                                          34,538
                                                                                                                      ----------
Convertible Preferred Stock--1.0%
Fannie Mae 7.00% CVT Pfd                                                                                        300       16,106
Sovereign Capital Trust IV 4.375% CVT Pfd                                                                     2,500      113,125
                                                                                                                      ----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $138,000)                                                                       129,231
                                                                                                                      ----------
WARRANTS--0.0%
Republic of Argentina Warrant, 12/15/2035 (d) (Cost $0)                                                      39,306        3,400
                                                                                                                      ----------
SHORT-TERM INVESTMENTS--8.3%
INVESTMENT OF CASH COLLATERAL--8.3%
BlackRock Cash Strategies L.L.C. (e) (Cost $1,074,368)               5.140                                1,074,368    1,074,368
                                                                                                                      ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $13,857,891)                                                                     13,863,083
                                                                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Value
Security Description                                                            Rate                        Shares   (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--3.2%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (f) (Cost            5.320%                     415,338   $   415,338
                                                                                                                     -----------
$415,338)
Total Investments--108.5% (Cost $14,273,229)                                                                          14,278,421
                                                                                                                     -----------
Liabilities in Excess of Other Assets--(8.5%)                                                                         (1,112,551)
                                                                                                                     -----------
NET ASSETS--100.0%                                                                                                   $13,165,870
                                                                                                                     ===========
Notes to Schedule of Investments:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from reg istration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,294,368 or 25.0% of net assets.
CVT--Convertible REIT--Real
Estate Investment Trust
EUR--Euro
(a)  Step up security; rate indicated is as of June 30, 2006.
(b)  Variable Rate Security; rate indicated is as of June 30, 2006.
(c)  Security, or a portion of thereof, was on loan at June 30, 2006.
(d)  Non-income producing.
(e)  Stated rate is the seven-day yield for the fund at June 30, 2006.
(f)  Affiliated institutional money market fund.
(g) Illiquid security. At the period end, the value of these securities amounted to $460,819 or 3.5% of net assets.

At June 30, 2006, the Portfolio held the following open swap contracts:

                                                                                                                       Unrealized
Credit Default Swaps                Reference                 Buy/Sell    (Pay)/Receive    Expiration     Notional    Appreciation/
 Counterparty                        Entity                  Protection+    Fixed Rate        Date         Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns       Ukraine Government, 7.650% due 6/11/2013     Sell         2.840%        12/20/2009     $ 25,000        $  571
JPMorgan                              Dow Jones CDX.NA.HY.4      Buy        (3.600%)        6/20/2010      158,400         1,759
JPMorgan                              Dow Jones CDX.NA.BB.5      Buy        (2.500%)       12/20/2010      160,975        (3,856)
Merrill Lynch           Dow Jones CDX.NA.IG.4 7-10% Tranche      Buy        (0.305%)        6/20/2010      188,900        (1,257)
Morgan Stanley          Dow Jones CDX.NA.IG.4 7-10% Tranche      Buy        (0.350%)        6/20/2010      300,100        (2,482)
                                                                                                                          ------
                                                                                                                          $5,265
                                                                                                                          ======

+ If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security

Interest Rate Swaps        Floating Rate         Pay/Receive         Fixed        Expiration         Notional         Unrealized
 Counterparty                 Index             Floating Rate        Rate         Date                Amount          Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns               USD--LIBOR--BBA            Pay              3.907%       11/19/2009         $25,000            $(1,312)

At June 30, 2006, the Portfolio held the following forward foreign currency exchange contracts:

                              Local
                             Principal               Contract              Value at              USD Amount             Unrealized
Contracts to Deliver          Amount                Value Date           June 30, 2006           to Receive             Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Euro                         424,000                9/20/2006            $ 545,237               $ 537,411              $(7,826)
                                                                         =========               =========              =======

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $1,028,623 (Note 6))
    Unaffiliated issuers, at value (Note 1A) (cost $13,857,891)                                              $13,863,083
    Affiliated issuers, at value (Note 1A) (cost $415,338) (Note 1H)                                             415,338
  Cash                                                                                                             6,980
  Foreign currency, at value (cost $8,779)                                                                         8,889
  Swap premium paid                                                                                                5,189
  Receivable for investments sold                                                                                100,493
  Interest and dividends receivable                                                                              226,452
  Unrealized appreciation on swap contracts (Note 5)                                                               2,330
  Prepaid expenses                                                                                                 3,262
                                                                                                             -----------
    Total assets                                                                                              14,632,016
Liabilities
  Collateral for securities on loan (Note 6)                                                 $ 1,074,368
  Payable for investments purchased                                                              351,638
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                  7,826
  Unrealized depreciation on swap contracts (Note 5)                                               8,907
  Payable to brokers (Note 5)                                                                      1,346
  Accrued professional fees                                                                       16,265
  Accrued accounting, administration and custody fees (Note 2)                                     4,304
  Accrued trustees' fees and expenses (Note 2)                                                     1,243
  Other accrued expenses and liabilities                                                             249
                                                                                             -----------
    Total liabilities                                                                                          1,466,146
                                                                                                             -----------
Net Assets (applicable to investors' beneficial interest)                                                    $13,165,870
                                                                                                             ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                              $ 522,471
  Dividend income from affiliated investments (Note 1H)                                            8,816
  Security lending income, net (Note 6)                                                            1,214
  Dividend income                                                                                  8,161
                                                                                               ---------
    Total investment income                                                                      540,662
Expenses
  Investment advisory fee (Note 2)                                            $ 35,369
  Accounting, administration and custody fees (Note 2)                          22,029
  Professional fees                                                             17,327
  Insurance expense                                                              2,192
  Miscellaneous expenses                                                         1,606
                                                                              --------
    Total expenses                                                              78,523
Deduct:
  Waiver of investment advisory fee (Note 2)                                   (35,369)
  Reimbursement of Fund operating expenses (Note 2)                             (7,785)
                                                                              --------
    Total expense deductions                                                   (43,154)
    Net expenses                                                                                  35,369
                                                                                               ---------
      Net investment income                                                                      505,293
Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Investments                                                                (16,393)
    Swap transactions                                                            4,275
    Foreign currency transactions and forward foreign
      currency exchange transactions                                           (14,232)
                                                                              --------
      Net realized gain (loss)                                                                   (26,350)
  Change in unrealized appreciation (depreciation)
    Investments                                                               (261,794)
    Swap contracts                                                                (852)
    Foreign currency translations and forward foreign
      currency exchange contracts                                              (13,826)
                                                                              --------
      Change in net unrealized appreciation (depreciation)                                      (276,472)
                                                                                               ---------
        Net realized and unrealized gain (loss)                                                 (302,822)
                                                                                               ---------
Net Increase in Net Assets from Operations                                                     $ 202,471
                                                                                               =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the
                                                                  Six Months Ended         For the
                                                                    June 30, 2006        Year Ended
                                                                     (Unaudited)      December 31, 2005
                                                                     -----------      -----------------
Increase (Decrease) in Net Assets

From Operations
  Net investment income                                             $   505,293        $  1,807,357
  Net realized gain (loss)                                              (26,350)          1,267,557
  Change in net unrealized appreciation (depreciation)                 (276,472)         (2,829,217)
                                                                    -----------        ------------
  Net increase(decrease) in net assets from investment operations       202,471             245,697
                                                                    -----------        ------------

Capital Transactions
  Contributions                                                       1,060,401           5,802,546
  Withdrawals                                                        (5,694,398)        (45,178,933)
                                                                    -----------        ------------
  Net increase (decrease) in net assets from capital transactions    (4,633,997)        (39,376,387)
                                                                    -----------        ------------
Total Increase (Decrease) in Net Assets                              (4,431,526)        (39,130,690)

Net Assets
  At beginning of period                                             17,597,396          56,728,086
                                                                    -----------        ------------
  At end of period                                                  $13,165,870        $ 17,597,396
                                                                    ===========        ============

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                              Financial Highlights
--------------------------------------------------------------------------------

                                                         For the
                                                    Six Months Ended                  Year Ended December 31,
                                                     June 30, 2006   ---------------------------------------------------
                                                       (Unaudited)      2005       2004       2003       2002       2001
                                                    ----------------   -----       ----       ----       ----       ----
Total Return (a)                                          1.21%         3.70%      9.56%     21.76%      4.71%      1.54%
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                 0.50%(b)      0.50%      0.50%      0.50%      0.50%      0.50%
  Net Investment Income (to average daily net assets)*    7.16%(b)      6.84%      7.28%      7.79%      8.66%      8.87%
  Portfolio Turnover                                        20%(c)        25%        51%        80%       130%       117%
  Net Assets, End of Period (000's omitted)            $13,166       $17,597    $56,728    $57,079    $44,144    $47,048

----------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the
  Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
  Ratios (to average daily net assets):
    Expenses                                              1.11%(b)        1.12%      0.76%      0.85%      0.82%      0.81%
    Net investment income                                 6.55%(b)        6.22%      7.02%      7.44%      8.34%      8.56%

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(b) Calculated on an annualized basis.
(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                    Standish Mellon High Yield Bond Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(1)  Significant Accounting Policies:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return, consisting primarily of a high level of income. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants.

     At June 30, 2006 there was one fund, Standish Mellon High Yield Bond Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2006 was 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

          Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

          Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

          Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

          The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C.   Income taxes

          The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

          Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                  Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     D.   Foreign currency transactions

          The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.


     E.   Investment risk

          There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.


     F.   Commitments and contingencies

          In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.


     G.   Expenses

          The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among funds of the Trust or portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.


     H.   Affiliated issuers

          Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.


(2)  Investment Advisory Fee and Other Transactions with Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Portfolio's average daily net assets for the six months ended June 30, 2006. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily waived all of its investment advisory fee in the amount of $35,369 and reimbursed the Portfolio $7,785. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio has entered into an agreement Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $22,029 during the six months ended June 30, 2006.

     The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $513 for the six months ended June 30, 2006. See Note 6 for further details.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. No other director, officer or employee of Standish Mellon or its affiliates received any compensation from the Trust or the Portfolio Trust for serving as an officer or Trustee of the Trust or the Portfolio Trust. The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates (the "Independent Trustees") an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                       Purchases         Sales
                                                       ----------      ----------
        Investments (non-U.S. Government Securities)   $2,740,220      $5,611,416
                                                       ==========      ==========

(4)     Federal Taxes:

        The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

        Aggregate cost                                $ 14,273,229
                                                      ============
        Gross unrealized appreciation                 $    274,490
        Gross unrealized depreciation                     (269,298)
                                                      ============
        Net unrealized appreciation (depreciation)           5,192
                                                      ============

(5)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:


     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio did not enter into any options contracts during the six months ended June 30, 2006.


     Forward currency exchange contracts

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


     currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2006, the Portfolio held open forward currency exchange contracts. See the Schedule of Investments for further details.


     Futures contracts

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     The Portfolio did not enter into any futures contracts for the six months ended June 30, 2006.


     Swap agreements

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Fund held open swap agreements. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                   Standish Mellon High Yield Bond Portfolio


                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(6)  Security Lending:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

     The Portfolio loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $24,353 of which, $23,139 was rebated to borrowers or paid in fees. At June 30, 2006, the Portfolio had securities valued at $1,028,623 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.


(7)  Delayed Delivery Transactions:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     The Portfolio did not enter into any delayed delivery securities during the period ended June 30, 2006.


(8)  Line of Credit:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended June 30, 2006, the facility fee was $961 for the Portfolio.

     For the six months ended June 30, 2006, the Portfolio had average borrowings outstanding of $341,300 for a total of twenty days and incurred $198 of interest expense.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                     Principal
Name                                                    Term of Office              Occupation(s)
Address, and                          Position(s)       and Length of               During Past
Date of Birth                       Held with Trust      Time Served                  5 Years
-----------------------------------------------------------------------------------------------------------
Samuel C. Fleming                      Trustee          Trustee since        Chairman Emeritus, Decision
c/o Decision Resources, Inc. 260                        11/3/1986            Resources, Inc. ("DRI")
Charles Street Waltham, MA                                                   (biotechnology research and
02453 9/30/40                                                                consulting firm); formerly
                                                                             Chairman of the Board and Chief
                                                                             Executive Officer, DRI
Caleb Loring III                       Trustee          Trustee since        Trustee, Essex Street Associates
c/o Essex Street Associates                             11/3/1986            (family investment trust office)
P.O. Box 5600
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                   Trustee          Trustee since        William Joseph Maier, Professor
c/o Harvard University Littauer Center                  9/13/1989            of Political Economy, Harvard
127 Cambridge, MA                                                            University
02138 8/5/44

John H. Hewitt                         Trustee          Trustee since        Trustee, Mertens House, Inc.
P.O. Box 2333                                           11/3/1986            (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard The                Trustee,         Since 2003           President and Chief Operating
Boston Company Asset                President and                            Officer of The Boston Company
Management, LLC One                Chief Executive                           Asset Management, LLC; formerly
Boston Place Boston, MA 02108         Officer                                Senior Vice President and Chief
7/24/65                                                                      Operating Officer, Mellon Asset
                                                                             Management ("MAM") and Vice
                                                                             President and Chief
                                                                             Financial Officer, MAM

                                      Number of                                  Trustee
                                   Po rtfolios in          Other             Remuneration
Name                               Fu nd Complex        Directorships       (period ended
Address, and                        O verseen by           Held by             June 30,
Date of Birth                         Trustee              Trustee              2006)
--------------------------------------------------------------------------------------------
Samuel C. Fleming                        34                 None               Fund: $250
c/o Decision Resources, Inc. 260                                             Portfolio: $308
Charles Street Waltham, MA 02453
9/30/40


Caleb Loring III                         34                 None              Fund: $250
c/o Essex Street Associates                                                  Portfolio: $320
P.O. Box 5600
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                     34                 None              Fund: $250
c/o Harvard University Littauer Center                                       Portfolio: $308
127 Cambridge, MA 02138
8/5/44

John H. Hewitt                           34                 None              Fund: $250
P.O. Box 2333                                                                Portfolio: $308
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard The                  34                 None                   $0
Boston Company Asset
Management, LLC One
Boston Place Boston, MA 02108
7/24/65


Name                                                            Term of Office
Address, and                           Position(s)               and Length of              Principal Occupation(s)
Date of Birth                        Held with Trust              Time Served                During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                    Vice President                Since 2003         Senior Vice President and Head of
Mellon Asset Management              and Secretary                                    Operations, Mellon Asset Management
One Boston Place                                                                      ("MAM"); formerly First Vice President,
Boston, MA 02108                                                                      MAM and Mellon Global Investments
2/20/61

Steven M. Anderson                   Vice President                Vice President     Vice President and Mutual Funds
Mellon Asset Management              and Treasurer                 since 1999;        Controller, Mellon Asset Management;
One Boston Place                                                   Treasurer          formerly Assistant Vice President and
Boston, MA 02108                                                   since 2002         Mutual Funds Controller, Standish Mellon
7/14/65                                                                               Asset Management Company, LLC

Denise B. Kneeland                   Assistant Vice                Since 1996         Vice President and Manager, Mutual Funds
Mellon Asset Management                President                                      Operations, Mellon Asset Management;
One Boston Place                                                                      formerly Vice President and Manager,
Boston, MA 02108                                                                      Mutual Fund Operations, Standish Mellon
8/19/51                                                                               Asset Management Company, LLC


Cara E. Hultgren                     Assistant Vice                Since 2001         Assistant Vice President and Manager of
Mellon Asset Management                President                                      Compliance, Mellon Asset Management
One Boston Place                                                                      ("MAM"); formerly Manager of Shareholder
Boston, MA 02108                                                                      Services, MAM, and Shareholder
1/19/71                                                                               Representative, Standish Mellon Asset
                                                                                      Management Company, LLC

Mary T. Lomasney                        Chief                                         First Vice President, Mellon Asset
Mellon Asset Management               Compliance                                      Management and Chief Compliance Officer,
One Boston Place                       Officer                     Since 2005         Mellon Funds Distributor, L.P. and Mellon
Boston, MA 02108                                                                      Optima L/S Strategy Fund, LLC; formerly
4/8/57                                                                                Director, Blackrock, Inc., Senior Vice
                                                                                      President, State Street Research &
                                                                                      Management Company ("SSRM"), and Vice
                                                                                      President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                          [LOGO] Mellon
                                 --------------------------
                                 Mellon Institutional Funds

                                 One Boston Place
                                 Boston, MA 02108-4408
                                 800.221.4795
                                 www.melloninstitutionalfunds.com


                                                                      6943SA0606

                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Semiannual Report                   Standish Mellon
                                    International Fixed Income Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.
To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

                    Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                                Expenses Paid
                                                        Beginning                       Ending                  During Period(+)
                                                      Account Value                  Account Value              January 1, 2006
                                                     January 1, 2006                 June 30, 2006             to June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000.00                      $ 991.60                    $3.21
Hypothetical (5% return
per year before expenses)                                $1,000.00                      $1,021.57                   $3.26

-------------

+ Expenses are equal to the Fund's annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

             Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Summary of Combined Ratings
--------------------------------------------------------------------
                                                Percentage of
Quality Breakdown                                Investments
--------------------------------------------------------------------
AAA and higher                                      68.0%
AA                                                   3.3
A                                                   12.3
BBB                                                 11.1
BB                                                   3.6
B                                                    1.7
                                                    ----
   Total                                           100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

                                                                                        Percentage of
Top  Ten  Holdings*                                     Rate                Maturity     Investments
----------------------------------------------------------------------------------------------------
Deutsche Republic                                       4.750               7/4/2034         6.8%
Deutsche Republic                                       3.250               7/4/2015         4.1
Development Bank of Japan                               1.700               9/20/2022        3.9
Swedish Government                                      3.000               7/12/2016        3.9
Development Bank of Japan                               1.600               6/20/2014        3.7
U.S. Treasury Inflation-Indexed Bond                    0.875               4/15/2010        3.6
KFW International Finance                               1.750               3/23/2010        3.5
Singapore Government Bond                               3.500               7/1/2012         3.2
European Investment Bank                                1.400               6/20/2017        2.9
United Kingdom Gilt                                     4.750               6/7/2010         2.8
                                                                                             ----
                                                                                             38.4%

* Excluding short-term investments and investment of cash collateral.

                                                                Percentage of
Economic Sector Allocation                                       Investments
----------------------------------------------------------------------------
Government                                                            64.1%
Corporate                                                             24.2
Emerging Markets                                                       9.0
Cash & Equivalents                                                     2.7
                                                                    ------
                                                                     100.0%

The fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par           Value
Security Description                                          Rate           Maturity                       Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--97.8%

BONDS AND NOTES--96.2%

Corporate--4.9%

Basic Materials--0.2%
Georgia-Pacific Corp.                                        8.000%         1/15/2024          USD         180,000    $   170,100
                                                                                                                      -----------
Communications--0.5%
Qwest Corp. (a)                                              8.579          6/15/2013                      550,000        581,625
                                                                                                                      -----------
Financial--1.6%
Chevy Chase Bank FSB                                         6.875          12/1/2013                      380,000        380,000
Glencore FundingLLC 144A                                     6.000          4/15/2014                      430,000        392,713
Residential Capital Corp.(a)                                 6.875          6/29/2007                      245,000        245,792
Residential Capital Corp. (a)(b)                             6.489         11/21/2008                      745,000        747,974
                                                                                                                      -----------
                                                                                                                        1,766,479
                                                                                                                      -----------
Industrial--1.6%
Chesapeake Energy Co.                                        7.625          7/15/2013                      210,000        211,313
Oneok, Inc.                                                  5.510          2/16/2008                      575,000        571,275
SAB Miller                                                   5.850           7/1/2009                      675,000        674,613
Windstream Corp 144A (f)                                     8.125           8/1/2013                      305,000        311,100
Windstream Corp 144A (f)                                     8.625           8/1/2016                       95,000         97,138
                                                                                                                      -----------
                                                                                                                        1,865,439
                                                                                                                      -----------
Utilities--1.0%
Dominion Resources, Inc.                                     5.790          9/28/2007                      575,000        575,346
Nisource Finance Corp.                                       5.764         11/23/2009                      580,000        580,636
                                                                                                                      -----------
                                                                                                                        1,155,982
                                                                                                                      -----------
Total Corporate Bonds (Cost $5,538,872)                                                                                 5,539,625

Sovereign Bonds--4.0%
Argentina Bonos (a)                                          1.162           8/3/2012                      675,000        557,888
Egyptian Treasury Bill 144A (f)                              9.000          7/14/2006                      535,000        577,677
Egyptian Treasury Bill 144A (f)                              8.400           2/1/2007                    2,150,000      2,188,356
Republic of Panama                                           7.125          1/29/2026                      530,000        511,450
Republic of Turkey                                          11.500          1/23/2012                      625,000        714,844
                                                                                                                      -----------
Total Sovereign Bonds (Cost $4,548,629)                                                                                 4,550,215
                                                                                                                      -----------

Yankee Bonds--1.6%
Kaupthing Bank 144A                                          7.125          5/19/2016                    1,450,000      1,450,435
Nordic Telecommunication Co. Holdings 144A                   8.875           5/1/2016                      100,000        102,750
Rogers Wireless, Inc.                                        7.500          3/15/2015                      255,000        257,550
                                                                                                                      -----------
Total Yankee Bonds (Cost $1,797,344)                                                                                    1,810,735
                                                                                                                      -----------

Foreign Denominated--78.6%

Australia--0.5%
Queensland Treasury Corp                                     6.000          6/14/2011          AUD         740,000        551,657
                                                                                                                      -----------
Brazil--0.5%
Republic of Brazil (a)                                      12.500           1/5/2016          BRL       1,300,000        588,616
                                                                                                                      -----------
Canada--4.9%
Canadian Government Bond                                     5.500           6/1/2010          CAD       2,790,000      2,592,451
Canadian Government Bond                                     5.000           6/1/2014                    1,300,000      1,198,790
Canadian Pacific Railway Ltd. 144A                           4.900
                                                                            6/15/2010                    2,000,000      1,794,818
                                                                                                                      -----------
                                                                                                                        5,586,059
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par           Value
Security Description                                          Rate           Maturity                       Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Euroland--27.9%
ASIF III Jersey, Ltd.                                        5.125%         5/10/2007          EUR         500,000    $   647,454
Autostrade SpA (a)                                           2.552           6/9/2011                      900,000      1,152,294
Belgium Government Bond                                      4.250          9/28/2013                      920,000      1,196,513
Bombardier, Inc.                                             5.750          2/22/2008                      245,000        314,481
Bundesobligation (c)                                         4.500          8/18/2006                      710,000        909,514
Bundesobligation                                             4.000          2/16/2007                      545,000        700,185
Bundesrepub Deutschland                                      5.250           7/4/2010                      620,000        834,732
Citigroup Inc. (a)                                           2.237           6/3/2011                      675,000        863,414
Deutsche Cap Trust IV (a)                                    5.330          9/29/2049                      600,000        787,536
Deutsche Republic                                            4.500           1/4/2013                    1,485,000      1,957,407
Deutsche Republic                                            3.250           7/4/2015                    3,965,000      4,773,071
Deutsche Republic (b) (c)                                    4.750           7/4/2034                    5,750,000      7,848,633
Goldman Sachs Group, Inc. (a)                                2.850           2/4/2013                      405,000        515,704
Hellenic Republic Government Bond                            3.700          7/20/2015                    1,845,000      2,252,975
Ineos Group Holdings Plc                                     7.875          2/15/2016                      325,000        387,556
Kingdom of Denmark                                           3.125         10/15/2010                    1,210,000      1,504,400
Linde Finance BV                                             6.000          7/29/2049                       50,000         63,115
MPS Capital Trust I                                          7.990           2/7/2011                      550,000        798,994
MUFG Capital Finance 2 (a)                                   4.850          3/15/2049                      370,000        449,425
Netherlands Government Bond                                  4.000          1/15/2037                      575,000        695,662
Owens-Brockway Glass Containers                              6.750          12/1/2014                      520,000        655,001
Resona Bank Ltd. 144A                                        4.125          1/10/2049                      310,000        377,227
Sogerim                                                      7.000          4/20/2011                      385,000        547,523
Sumitomo Mitsui Banking Corp. 144A (a)                       4.375          7/15/2049                      575,000        689,586
Telefonica Europe BV                                         5.125          2/14/2013                      455,000        589,611
                                                                                                                      -----------
                                                                                                                       31,512,013
                                                                                                                      -----------
Japan--22.2%
Citigroup, Inc.                                              0.800         10/30/2008          JPY      68,500,000        595,851
Development Bank of Japan                                    1.400          6/20/2012                  270,000,000      2,331,022
Development Bank of Japan                                    1.600          6/20/2014                  500,000,000      4,304,034
Development Bank of Japan                                    1.700          9/20/2022                  553,000,000      4,494,941
Dexia Municipal Agency                                       0.800          5/21/2012                  285,000,000      2,371,439
European Investment Bank                                     1.400          6/20/2017                  402,700,000      3,312,882
Japan Finance Corp.                                          1.550          2/21/2012                  228,000,000      1,995,192
KFW International Finance                                    1.750          3/23/2010                  450,000,000      4,006,923
Volkswagen Financial Services NV                             1.150         11/26/2008                  200,000,000      1,731,590
                                                                                                                      -----------
                                                                                                                       25,143,874
                                                                                                                      -----------

Mexico--1.4%
Mexican Fixed Rate Bonds                                     8.000         12/19/2013          MXN      18,700,000      1,560,847
                                                                                                                      -----------
Poland--2.4%
Poland Government Bond                                       6.000         11/24/2010          PLN       6,970,000      2,231,900
Poland Government Bond                                       6.250         10/24/2015                    1,410,000        460,739
                                                                                                                      -----------
                                                                                                                        2,692,639
                                                                                                                      -----------
Sweden--4.0%
Swedish Government                                           3.000          7/12/2016          SEK      35,225,000      4,489,192
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                             Par           Value
Security Description                                          Rate           Maturity                       Value        (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Singapore--3.3%
Singapore Government Bond                                    3.500%          7/1/2012          SGD       5,880,000     $ 3,725,005
                                                                                                                       -----------

United Kingdom--11.5%
Barclays Bank PLC                                            6.000          9/15/2026          GBP         240,000         429,444
Bat International Finance PLC                                6.375         12/12/2019                      155,000         294,395
British Telecom PLC                                          7.125          12/7/2006                      330,000         614,819
Deutsche Telekom International Finance BV                    7.125          9/26/2012                      305,000         604,738
HBOS Capital Funding LP                                      6.461         11/30/2048                      155,000         301,425
Inco                                                        15.750          7/15/2006                      796,000       1,474,115
Transco Holdings PLC                                         7.000         12/16/2024                      140,000         303,416
United Kingdom                                               4.750           6/7/2010                    1,755,000       3,237,662
Gilt United Kingdom Gilt                                     5.000           3/7/2012                    1,450,000       2,711,513
United Kingdom Gilt                                          8.000          9/27/2013                    1,350,000       2,988,428
                                                                                                                       -----------
                                                                                                                        12,959,955
                                                                                                                       -----------
Total Foreign Denominated (Cost $88,614,327)                                                                            88,809,857
                                                                                                                       -----------

US Treasury Obligations--7.1%
U.S. Treasury Inflation-Indexed Bond (c)                     0.875          4/15/2010          USD       4,434,086       4,182,762
U.S. Treasury Note (b)                                       4.250          1/15/2011                    2,985,000       2,882,274
U.S. Treasury Note                                           4.750          5/15/2014                      850,000         829,182
U.S. Treasury Note (b)                                       4.000          2/15/2015                      180,000         165,863
                                                                                                                       -----------
Total U.S. Treasury Obligations (Cost $8,278,072)                                                                        8,060,081
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $108,777,244)                                                                              108,770,513
                                                                                                                       -----------

PURCHASED OPTIONS--0.0%                                                                              Contract Size
                                                                                                     -------------
JPY Call/USD Put, Strike Price 109, 11/21/06 (Cost $ 63,650)                                             2,375,000          19,166
                                                                                                                       -----------

SHORT-TERM INVESTMENTS--0.1%                                  Rate           Maturity                    Par Value
                                                              ----           --------                    ---------
U.S. Treasury Bill--0.1%
U.S. Treasury Bill (c)(d) (Cost $148,673)                    4.820           9/7/2006                      150,000         148,673
                                                                                                                       -----------

INVESTMENT OF CASH COLLATERAL--1.5%                                                                         Shares
                                                                                                            ------
BlackRock Cash Strategies L.L.C. (e) (Cost $1,636,304)       5.140                                       1,636,304       1,636,304
                                                                                                                       -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $110,625,871)                                                                     110,574,656
                                                                                                                       -----------

AFFILIATED INVESTMENTS--4.1%
Dreyfus Institutional Preferred Plus Money Market Fund
        (e)(g) (Cost $4,605,449)                             5.320                                       4,605,449       4,605,449
                                                                                                                       -----------

Total Investments--101.9% (Cost $115,231,320)                                                                          115,180,105
                                                                                                                       -----------

Liabilities in Excess of Other Assets--(1.9%)                                                                           (2,114,006)
                                                                                                                       -----------

NET ASSETS--100%                                                                                                      $113,066,099
                                                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,981,800 or 7.1% of net assets.
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound
JPY-Japanese Yen
MXN-Mexican New Peso
PLN-Polish Zloty
SEK-Swedish Krona
SGD-Singapore Dollar
(a) Variable Rate Security; rate indicated is as of June 30, 2006.
(b) Security, or a portion of thereof, was on loan at June 30, 2006.
(c) Denotes all or part of security segregated as collateral. (d) Rate noted is yield to maturity.
(e) Stated rate is seven-day yield for the fund at year end.
(f) Illiquid security. At the period end, the value of these securities amounted to $3,174,271 or 2.8% of net assets.
(g) Affiliated money market fund.

At June 30, 2006 the Fund held the following futures contracts:

                                                                                                    Underlying Face      Unrealized
Contract                                                  Position           Expiration Date        Amount at Value        Gain
------------------------------------------------------------------------------------------------------------------------------------
US 10 Year Treasury (43 Contracts)                         Short                9/20/2006             $4,508,953          $14,781
US 5 Year Treasury (40 Contracts)                          Short                9/29/2006              4,136,250           22,800
                                                                                                                          -------
                                                                                                                          $37,581
                                                                                                                          =======

At June 30, 2006 the Fund held the following forward foreign currency exchange contracts:

                                             Local
                                           Principal         Contract           Value at               USD Amount       Unrealized
Contracts to Deliver                         Amount         Value Date       June 30, 2006             to Receive       Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar                            680,000        9/20/2006         $   504,487            $   507,736     $    3,249
Canadian Dollar                            6,520,000        9/20/2006           5,861,071              5,873,874         12,803
Euro                                      28,530,000        9/20/2006          36,687,768             36,206,348       (481,420)
British Pound Sterling                     7,180,000        9/20/2006          13,295,359             13,298,724          3,365
Japanese Yen                           2,861,070,000        9/20/2006          25,306,516             25,193,254       (113,262)
Mexican Pesos                             12,460,000        9/20/2006           1,098,281              1,084,270        (14,011)
Poland Zloty                               8,920,000        9/20/2006           2,814,028              2,787,072        (26,956)
Swedish Krona                             68,730,000        9/20/2006           9,623,229              9,430,668       (192,561)
Singapore Dollar                           7,145,000        9/20/2006           4,533,409              4,504,052        (29,357)
                                                                              -----------            -----------     ----------
Total                                                                         $99,724,148            $98,885,998      $(838,150)
                                                                              ===========            ===========     ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                             Local
                                           Principal         Contract           Value at               USD Amount       Unrealized
Contracts to Receive                         Amount         Value Date       June 30, 2006             to Deliver       Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                             1,940,000      9/20/2006           $   877,862            $   847,859        $   30,003
Euro                                       4,140,000      9/20/2006             5,323,777              5,237,652           86,125
British Pound Sterling                       150,000      9/20/2006               277,758                277,103              655
Poland Zloty                               1,531,246       7/5/2006               481,773                481,524              249
Poland Zloty                                 900,000      9/20/2006               283,927                276,099            7,828
Swedish Krona                             34,490,000      9/20/2006             4,829,116              4,735,980           93,136
                                                                              -----------            -----------        ---------
Total                                                                         $12,074,213            $11,856,217        $ 217,996
                                                                              ===========            ===========        =========

                                          USD                                                  USD
                         Local         Value at              In              Local          Value at        Contract      Unrealized
Contract to Deliver      Amount      June 30, 2006      Exchange for         Amount       June 30, 2006    Value Date        (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Euro                     237,000        $303,323       Icelandic Krona     21,353,700       $280,537       7/11/2006       $(22,786)
                                        ========                                            ========                       ========

The Fund held the following written option contracts at June 30, 2006:

Written Call Option     Strike Price          Expiration Date      Notional Amount      Contracts       Premium          Value
------------------------------------------------------------------------------------------------------------------------------------
JPY Call/USD Put             106                 11/21/2006         2,375,000 JPY            1          $39,188         $10,191
                                                                                                        =======         =======

                                                           Notional                     Expiration
Description                              CounterParty       Amount     Strike Price         Date      Contracts    Premium    Value
------------------------------------------------------------------------------------------------------------------------------------
Call--Republic of Peru, 8.75%,
  11/21/2033--Credit default swaption   Deutsche Bank      581,000     Default Event     7/6/2006          1       $ 5,461      $--
                                                                                                                   =======      ===

At June 30, 2006, the Fund held the following open swap agreements:


Credit Default Swaps                  Reference                          Buy/Sell (     Pay)/Receive    Expiration
 Counterparty                          Entity                          Protection(+)     Fixed Rate       Date
------------------------------------------------------------------------------------------------------------------
Bear Stearns                      Alcoa, Inc., 6.000% due 1/15/2012         Buy           (0.415%)      6/20/2010
Bear Stearns                      Alcoa, Inc., 6.500% due 6/01/2011         Buy           (0.52%)       6/20/2010
Bear Stearns                 Bellsouth Corp., 6.000% due 10/15/2011         Buy           (0.62%)       3/20/2016
Bear Stearns                  Conocophillips, 4.750% due 10/15/2012         Buy           (0.31%)       6/20/2010
Bear Stearns                     Nucor Corp., 4.875% due 10/01/2012         Buy           (0.40%)       6/20/2010
Bear Stearns               Ukraine Government, 7.650% due 6/11/2013         Sell           2.840%      12/20/2009
Deutsche Bank              Republic of Brazil, 12.25%, due 3/6/2030         Sell           1.450%      10/20/2008
Deutsche Bank                Bellsouth Corp., 6.000% due 10/15/2011         Buy           (0.62%)       3/20/2016
Deutsche Bank                                    Dow Jones CDX.EM.5         Buy           (1.35%)       6/20/2011
JPMorgan                              British American Tobacco PLC,
                                               4.875% due 2/25/2009         Sell           0.425%      12/20/2010
JPMorgan                                         Dow Jones CDX.EM.5         Buy           (1.35%)       6/20/2011
JPMorgan                                         Dow Jones CDX.EM.5         Buy           (1.35%)       6/20/2011
JPMorgan                     Daimlerchrysler AG, 7.20% due 9/1/2009         Sell           0.700%      12/20/2010
JPMorgan                          Degussa AG, 5.125% due 12/10/2013         Buy           (1.75%)      12/20/2010
JPMorgan                        France Telecom, 7.25% due 1/28/2013         Sell           0.660%      12/20/2015
JPMorgan                     Glencore International AG, 5.375%, due         Sell           1.480%      12/20/2010
                                                          9/30/2011
JPMorgan                       ICI Wilmington, 5.625% due 12/1/2013         Sell           0.510%      12/20/2010
JPMorgan                     iTraxx Europe HiVol Series 4 Version 1         Buy           (0.70%)      12/20/2010
JPMorgan                     Linde Finance BV, 6.375% due 6/14/2007         Sell           0.410%       6/20/2011
JPMorgan                     Telecom Italia SPA, 6.25% due 2/1/2012         Sell           0.520%      12/20/2010
JPMorgan                     The BOC Group PLC, 5.875 due 4/29/2009         Buy           (0.24%)       6/20/2011
JPMorgan                           Volkswagen, 4.875% due 5/22/2013         Sell           0.450%      12/20/2010
JPMorgan                     Glitnir Banki HF, 8.375% due 8/15/2015         Buy           (0.66%)       6/20/2011
JPMorgan          Kaupthing Bunadarbanki HF, 5.38063% due 12/1/2009         Buy           (0.86%)       6/20/2011
JPMorgan                LandsBanki Islands HF, 3.30% due 10/19/2010         Buy           (0.82%)       6/20/2011

JPMorgan                        Basell AF SCA, 8.375% due 8/15/2015         Sell           3.80%        6/20/2011
JPMorgan                          Degussa AG, 5.125% due 12/10/2013         Buy           (0.93%)       6/20/2011
Morgan                              V.F. Corp., 8.50% due 10/1/2010         Buy           (0.45%)       6/20/2011
Stanley

                                                             Unrealized
Credit Default Swaps                       Notional        Appreciation/
 Counterparty                               Amount        (Depreciation)
--------------------------------------------------------------------------
Bear Stearns                            $328,000 USD        $ (2,741)
Bear Stearns                             727,000 USD          (8,806)
Bear Stearns                             710,000 USD          (4,368)
Bear Stearns                           1,055,000 USD          (3,711)
Bear Stearns                             494,000 USD          (4,714)
Bear Stearns                             840,000 USD          19,151
Deutsche Bank                          1,020,000 USD          18,386
Deutsche Bank                            460,000 USD          (2,830)
Deutsche Bank                          1,103,000 USD           1,651
JPMorgan
                                         600,000 EUR           3,814
JPMorgan                                 210,000 USD             520
JPMorgan                                 991,000 USD           5,832
JPMorgan                                 600,000 EUR           5,430
JPMorgan                               1,000,000 EUR         (49,950)
JPMorgan                                 475,000 EUR          (2,803)
JPMorgan                                 600,000 EUR          13,359

JPMorgan                                 600,000 EUR           2,160
JPMorgan                               2,975,000 EUR         (34,663)
JPMorgan                               1,900,000 EUR         (10,549)
JPMorgan                                 600,000 EUR           1,344
JPMorgan                               1,900,000 EUR          (1,505)
JPMorgan                                 600,000 EUR           5,284
JPMorgan                                 375,000 USD          (3,040)
JPMorgan                                 375,000 USD          (3,497)
JPMorgan                                 375,000 USD          (4,177)

JPMorgan                                 950,000 EUR          (9,746)
JPMorgan                                 950,000 EUR          (2,396)
Morgan                                 1,200,000 USD          (7,684)
Stanley                                                     --------
                                                            $(80,249)
                                                            ========

+ If the portfolio is a seller of protection and a credit event occurs, as defined under terms of that particular swap agreement, the portfolio will pay the buyer of protection an amount up to the national value of the swap and in certain instances, take delivery of the security.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Unrealized
Interest Rate Swaps           Floating Rate        Pay/Receive                    Expiration            Notional       Appreciation/
 Counterparty                    Index            Floating Rate    Fixed Rate       Date                 Amount       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns                 USD--LIBOR--BBA           Pay            3.907%       11/19/2009          840,000 USD        $(44,079)
UBS AG                EUR--EURIBOR--TELERATE           Pay            3.463%       6/26/2007        23,910,000 EUR         (18,741)
UBS AG                EUR--EURIBOR--TELERATE         Receive          4.243%       6/26/2016         2,360,000 EUR           9,062
UBS AG                       JPY--LIBOR--BBA           Pay          0.87750%       5/11/2008     1,336,000,000 JPY           3,165
UBS AG                       JPY--LIBOR--BBA           Pay           2.5125%       6/6/2026        326,000,000 JPY          (2,640)
UBS AG                     SEK--STIBOR--SIDE          Receive          3.06%       6/27/2007      220,110,000  SEK         (10,315)
UBS AG                     SEK--STIBOR--SIDE           Pay            4.290%       6/27/2016        21,710,000 SEK         (17,664)
                                                                                                                          --------
                                                                                                                          $(81,212)
                                                                                                                          ========

Total Return Swaps                                                      Expiration                      Notional       Unrealized
 Counterparty                     Pay                      Receive         Date                          Amount      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan                USD-LIBOR-BBA Minus 75 bps       EMB1+ index    11/14/2006                    $1,024,000      $(14,774)
JPMorgan                USD-LIBOR-BBA Minus 75 bps       EMB1+ index    11/14/2006                     1,376,000       (14,912)
                                                                                                                      --------
                                                                                                                      $(29,686)
                                                                                                                      ========

                                                                   Percent of
Country Allocation                                                 Investments
-------------------------------------------------------------------------------
Euro                                                                  13.2%
Japan                                                                 13.4
U.K.                                                                  10.9
Canada                                                                 7.0
Denmark                                                                1.5
Sweden                                                                 4.1
Australia                                                              0.5
U.S.                                                                  21.2
Germany                                                               16.2
Singapore                                                              3.4
Egypt                                                                  2.5
Poland                                                                 2.5
Mexico                                                                 1.4
Other                                                                  2.2
                                                                     -----
                                                                     100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments in securities (including securities on loan, valued at $786,952) (Note 7):
  Unaffiliated issuers, at value (Note 1A) (cost $110,625,871)                                               $110,574,656
  Affiliated issuers, at value (Note 1A) (cost $4,605,449)                                                      4,605,449
Foreign currency, at value (cost $351,151)                                                                        351,712
Receivable for Fund shares sold                                                                                    75,195
Swap premiums paid                                                                                                 50,776
Interest and dividends receivable                                                                               1,617,278
Unrealized appreciation on forward currency exchange contracts (Note 6)                                           237,413
Unrealized appreciation on swap contracts (Note 6)                                                                 89,158
Receivable for investments sold                                                                                    14,799
Prepaid expenses                                                                                                    8,810
                                                                                                             ------------
  Total assets                                                                                                117,625,246

Liabilities
  Collateral for securities on loan (Note 7)                                                   $ 1,636,304
  Payable to brokers (Note 6)                                                                       64,448
  Payable for investments purchased                                                              1,554,345
  Payable for Fund shares redeemed                                                                  37,406
  Payable for variation margin on open futures contracts (Note 6)                                   28,653
  Unrealized depreciation on forward currency exchange contracts (Note 6)                          880,353
  Options written, at value (premium received $44,649) (Note 6)                                     10,191
  Unrealized depreciation on swap contracts (Note 6)                                               280,305
  Accrued chief compliance officer fee (Note 2)                                                        278
  Accrued administrator services fee (Note 2)                                                       13,409
  Accrued accounting, custody, administration and transfer agent fees (Note 2)                      11,802
  Accrued professional fees                                                                         26,630
  Accrued shareholder reporting (Note 2)                                                             2,048
  Accrued trustees' fees and expenses (Note 2)                                                       8,120
  Other accrued expenses and liabilities                                                             4,855
                                                                                               -----------
  Total liabilities                                                                                             4,559,147
                                                                                                             ------------
Net Assets                                                                                                   $113,066,099
                                                                                                             ============
Net Assets consist of:
  Paid-in capital                                                                                            $163,512,998
  Accumulated net realized loss                                                                               (49,853,020)
  Undistributed net investment income                                                                             172,611
  Net unrealized depreciation                                                                                    (766,490)
                                                                                                             ------------
Total Net Assets                                                                                             $113,066,099
                                                                                                             ============
Shares of beneficial interest outstanding                                                                       6,554,693
                                                                                                             ------------
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                 $ 17.25
                                                                                                             ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income (Including $2,159 of foreign tax expense)                                                    $1,944,311
  Dividend income from affiliated investments (Note 1H)                                                            59,503
  Security lending income (Note 7)                                                                                  2,722
                                                                                                               ----------
                                                                                                                2,006,536
Expenses
  Investment advisory fee (Note 2)                                                              $234,128
  Accounting, custody, administration and transfer agent fees (Note 2)                            50,872
  Administrative service fee (Note 2)                                                             14,381
  Professional fees                                                                               36,402
  Registration fees                                                                               12,035
  Trustees' fees and expenses (Note 2)                                                            11,632
  Insurance expense                                                                                5,301
  Miscellaneous expenses                                                                          14,801
                                                                                                  ------
    Total expenses                                                                                                379,552
                                                                                                               ----------
      Net investment income                                                                                     1,626,984
                                                                                                               ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
   Investments                                                                                    75,414
   Financial futures transactions                                                                272,217
   Written options transactions                                                                  136,887
   Swap transactions                                                                              23,315
   Foreign currency transactions and forward foreign currency exchange transactions           (2,417,337)
                                                                                              ----------
     Net realized gain (loss)                                                                                  (1,909,504)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                1,529,911
    Financial futures contracts                                                                   81,967
    Written options contracts                                                                    (83,782)
    Swap contracts                                                                              (179,383)
    Foreign currency translation and forward foreign currency exchange contracts              (2,054,229)
                                                                                              ----------
      Change in net unrealized appreciation (depreciation)                                                       (705,516)
                                                                                                               ----------
  Net realized and unrealized gain on investments                                                              (2,615,020)
                                                                                                               ----------
Net (Decrease) in Net Assets from Operations                                                                   $ (988,036)
                                                                                                               ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For the
                                                                            Six Months Ended                    For the
                                                                             June 30, 2006                    Year Ended
                                                                              (Unaudited)                  December 31, 2005
                                                                            ----------------               -----------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                      $ 1,626,984                      $ 7,563,650
  Net realized gain (loss)                                                    (1,909,504)                      21,980,627
  Change in net unrealized appreciation (depreciation)                          (705,516)                     (20,301,404)
                                                                            ------------                     ------------
  Net increase (decrease) in net assets from investment operations              (988,036)                       9,242,873
                                                                            ------------                     ------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                  (1,050,622)                     (33,162,511)
                                                                            ------------                     ------------
  Total distributions to shareholders                                         (1,050,622)                     (33,162,511)
                                                                            ------------                     ------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                             7,072,328                       35,702,518
  Value of shares issued to shareholders in reinvestment of                      968,979                       29,233,578
    distributions
  Cost of shares redeemed                                                    (15,657,836)                    (220,701,289)
                                                                            ------------                     ------------
  Net increase (decrease) in net assets from Fund share transactions          (7,616,529)                    (155,765,193)
                                                                            ------------                     ------------

Total Increase (Decrease) in Net Assets                                       (9,655,187)                    (179,684,831)

Net Assets
  At beginning of period                                                     122,721,286                      302,406,117
                                                                            ------------                     ------------
  At end of period[including undistributed net investment
    income and distributions in excess of net investment
    income of $172,611 and ($403,751)]                                      $113,066,099                     $122,721,286
                                                                            ============                     ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                 For the Six
                                               Months Ended June                        Year Ended December 31,
                                                  30, 2006         -----------------------------------------------------------------
                                                (Unaudited)           2005           2004          2003          2002        2001
                                                 ---------         ---------      ---------    ----------     ---------     -------

Net Asset Value, Beginning of Period                $17.55           $21.35         $21.02        $20.04        $19.43      $18.97
                                                  --------         --------       --------      --------      --------    --------
From Operations:
  Net investment income (a)                           0.24             0.75           0.75          0.66          0.75        0.76
  Net realized and unrealized
    gain(loss) on investments                        (0.39)            0.23           0.27          0.32          0.46        0.01
                                                  --------         --------       --------      --------      --------    --------

Total from investment operations                     (0.15)            0.98           1.02          0.98          1.21        0.77
                                                  --------         --------       --------      --------      --------    --------

Less Distributions to Shareholders:
  From net investment income                         (0.15)           (4.78)         (0.69)           --         (0.47)      (0.31)
  From tax return of capital                            --               --             --            --         (0.13)         --
                                                  --------         --------       --------      --------      --------    --------

Total distributions to shareholders                  (0.15)           (4.78)         (0.69)           --         (0.60)      (0.31)
                                                  --------         --------       --------      --------      --------    --------

Net Asset Value, End of Period                      $17.25           $17.55         $21.35        $21.02        $20.04      $19.43
                                                  ========         ========       ========      ========      ========    ========

Total Return                                         (0.84%)(b)        4.72%          4.90%         4.89%         6.44%       4.07%
Ratios/Supplemental Data:
  Expenses (to average  daily net assets)             0.65%(c)         0.58%          0.57%         0.59%         0.59%       0.56%
  Net Investment  Income (to average daily
    net assets)                                       2.78%(c)         3.49%          3.43%         3.20%         3.89%       3.94%
  Portfolio  Turnover                                   52%(b)          168%           170%          185%          159%        211%
  Net Assets,  End of Period (000's omitted)      $113,066         $122,721       $302,406      $369,706      $364,460    $422,626

-------------
(a) Calculated based on average shares outstanding.
(b) Not annualized.
(c) Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon International Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.
     The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities, and at least 65% of net assets in non-U.S. dollar denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets.
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B. Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.
     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     C. Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.
     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards and the timing of recognition of gains and losses on futures contracts. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

          Mellon Institutional Funds Investment Trust Standish Mellon
                         International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     D. Foreign currency transactions

     The Fund maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     E. Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G. Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities, is payable monthly at the annual rate of 0.40% of the Fund's average daily net assets.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $0 during the six months ended June 30, 2006.

     The Fund has entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, fund administration and accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $50,872 during the six months ended June 30, 2006.

     The Fund also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $1,159 for the six months ended June 30, 2006. See Note 7 for further details.

     The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $2,048 during the six months ended June 30, 2006.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,933. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $14,506 for fees payable to Mellon Private Wealth Management.

(3)  Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                                 Purchases                           Sales
                                                                -----------                       -----------
         U.S. Government Securities                             $ 9,221,091                       $12,531,526
                                                                ===========                       ===========
         Investments (non-U.S. Government Securities)           $51,349,402                       $56,379,851
                                                                ===========                       ===========

(4)  Shares of Beneficial Interest:

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                 For the                         For the
                                                            Six Months Ended                   Year Ended
                                                              June 30, 2006                December 31, 2005
                                                            ----------------               -----------------
         Shares sold                                              404,885                       1,676,512
         Shares issued to shareholders
            reinvestment of distributions declared                 55,849                       1,578,442
         Shares redeemed                                         (900,085)                    (10,425,328)
                                                              -----------                     -----------
         Net increase (decrease)                                 (439,351)                      7,170,374
                                                              ===========                     ===========

At June 30, 2006, four shareholders of record held approximately 64% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund did not collect any redemption fees.

(5)  Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

                Aggregate cost                                   $115,231,320
                                                                 ============
                Gross unrealized appreciation                       1,813,414
                Gross unrealized depreciation                      (1,864,629)
                                                                 ------------
                Net unrealized appreciation (depreciation)           $(51,215)
                                                                 ============

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     During the six months ended June 30, 2006, the Fund entered into the following transactions:

                                                 Number of
Written Put Option Transactions                  Contracts                   Premiums
                                                 ---------                   --------
Outstanding, beginning of period                        3                    $126,669
Options written                                         5                      17,012
Options expired                                        (7)                   (107,542)
Options closed                                         (1)                    (36,139)
                                                 --------                    --------
Outstanding, end of period                              0                        $ --
                                                 ========                    ========

                                                 Number of
Written Call Option Transactions                 Contracts                   Premiums
Outstanding, beginning of period                        1                     $18,351
Options written                                         3                      46,375
Options expired                                        (2)                    (20,077)
                                                 --------                    --------
Outstanding, end of period                              2                     $44,649
                                                 ========                    ========

At June 30, 2006, the Fund held options. See the Schedule of Investments for further details.

          Mellon Institutional Funds Investment Trust Standish Mellon
                        International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Forward currency exchange contracts

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2006, the Fund held currency exchange contracts. See the Schedule of Investments for further details.

     Futures contracts

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2006, the Fund held futures contracts. See the Schedule of Investments for further details.

     Swap agreements

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Fund held open swap agreements. See the Schedule of Investments for further details.

                     Mellon Institutional Funds Investment
              Trust Standish Mellon International Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

     The Fund loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $203,772 of which, $201,050 was rebated to borrowers or paid in fees. At June 30, 2006, the Fund had securities valued at $786,952 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For six months ended June 30, 2006, the facility fee was $0 for the Fund.

     For the six months ended June 30, 2006, the Fund had average borrowings outstanding of $173,500 on a total of two days and incurred $47 of interest expense.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                        Principal
Name                                                   Term of Office                 Occupation(s)
Address, and                    Position(s)              and Length of                 During Past
Date of Birth                 Held with Trust             Time Served                     5 Years
-------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                 Trustee                Trustee since             Chairman Emeritus,
c/o Decision Resources, Inc.                             11/3/1986                 Decision Resources, Inc.
260 Charles Street                                                                 ("DRI")(biotechnology
Waltham, MA 02453                                                                  research and consulting
9/30/40                                                                            firm); formerly Chairman
                                                                                   of the Board and Chief
                                                                                   Executive Officer, DRI

Caleb Loring III                  Trustee                Trustee since             Trustee, Essex Street
c/o Essex Street Associates                              11/3/1986                 Associates (family
P.O. Box 5600                                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman              Trustee                Trustee since             William Joseph Maier,
c/o Harvard University                                   9/13/1989                 Professor of Political
Littauer Center 127                                                                Economy, Harvard
Cambridge, MA 02138                                                                University
8/5/44

John H. Hewitt                    Trustee                Trustee since             Trustee, Mertens
P.O. Box 2333                                            11/3/1986                 House,Inc. (hospice)
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard           Trustee, President          Since 2003               President and Chief
The Boston Company              and Chief                                          Operating Officer of
Asset Management, LLC         Executive Officer                                    The Boston Company
One Boston Place                                                                   Asset Management, LLC;
Boston, MA 02108                                                                   formerly Senior Vice President
7/24/65                                                                            and Chief Operating Officer,
                                                                                   Mellon Asset Management
                                                                                   ("MAM") and Vice
                                                                                   President and Chief
                                                                                   Financial Officer, MAM

  Number of                                      Trustee
Portfolios in             Other                Remuneration
Fund Complex           Directorships          (period ended
Overseen by               Held by                June 30,
  Trustee                 Trustee                  2006)
---------------------------------------------------------------
   34                      None                  $1,709







   34                      None                  $1,801





   34                      None                  $1,709





   34                      None                  $1,709







   34                     None                       $0


Principal Officers who are Not Trustees

Name                                                   Term of Office
Address, and                    Position(s)            and Length of         Principal Occupation(s)
Date of Birth                 Held with Trust           Time Served            During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann Vice           President                Since 2003        Senior Vice President and Head of Operations,
Mellon Asset Management        and Secretary                                Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                            Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson             Vice President          Vice President       Vice President and Mutual Funds Controller,
Mellon Asset Management         and Treasurer          since 1999;          Mellon Asset Management; formerly Assistant Vice
One Boston Place                                       Treasurer            President and Mutual Funds Controller, Standish
Boston, MA 02108                                       since 2002           Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland             Assistant Vice          Since 1996           Vice President and Manager, Mutual Funds
Mellon Asset Management          President                                  Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                            President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                            Standish Mellon Asset Management Company, LLC
8/19/51

Cara E. Hultgren               Assistant Vice          Since 2001           Assistant Vice President and Manager of Compliance,
Mellon Asset Management          President                                  Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                            of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                            Representative, Standish Mellon Asset Management
1/19/71                                                                     Company, LLC

Mary T. Lomasney                   Chief               Since 2005           First Vice President, Mellon Asset Management and
Mellon Asset Management          Compliance                                 Chief Compliance Officer, Mellon Funds Distributor, L.P.
One Boston Place                  Officer                                   and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                            Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                      State Street Research & Management Company
                                                                            ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                  [Logo] Mellon
                                         --------------------------
                                         Mellon Institutional Funds

                                         One Boston Place
                                         Boston, MA 02108-4408
                                         800.221.4795
                                         www.melloninstitutionalfunds.com


                                                                      6931SA0606

                                                [Logo]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds










Semiannual Report                     Standish Mellon
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)             International Fixed Income Fund II

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                           Mellon Institutional Funds
      Investment Trust Standish Mellon International Fixed Income Fund II

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                               Expenses Paid
                                                                    Beginning             Ending               During Period+
                                                                  Account Value       Account Value           January 1, 2006
                                                                 January 1, 2006      June 30, 2006           to June 30, 2006
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                              $1,000.00           $1,034.50                  $3.78
Hypothetical (5% return
  per year before expenses)                                         $1,000.00           $1,021.08                  $3.76

---------
+ Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

             Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Summary of Combined Ratings
-------------------------------------------------------------------------
                                                         Percentage of
Quality Breakdown                                         Investments
-------------------------------------------------------------------------
AAA and higher                                               72.6%
AA                                                            1.7
A                                                            13.1
BBB                                                           7.6
BB                                                            3.4
B                                                             1.6
                                                            -----
   Total                                                    100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

                                                                                                         Percentage of
Top Ten Holdings*                                              Rate                Maturity               Investments
----------------------------------------------------------------------------------------------------------------------
Netherlands Government Bond                                    4.250               7/15/2013                  5.9%
United Kingdom Gilt                                            4.000               3/7/2009                   5.6
Hellenic Republic Government Bond                              3.700               7/20/2015                  5.1
Deutsche Republic                                              4.750               7/4/2034                   4.3
United Kingdom Gilt                                            4.750               6/7/2010                   4.2
Development Bank of Japan                                      1.600               6/20/2014                  4.1
Swedish Government                                             3.000               7/12/2016                  3.6
Deutsche Republic                                              4.500               1/4/2013                   3.3
Japan Finance Corp.                                            1.550               2/21/2012                  2.9
Canadian Government Bond                                       5.000               6/1/2014                   2.8
                                                                                                             -----
                                                                                                             41.8%

*    Excluding short-term investments and investment of cash collateral.

                                                                 Percentage of
Economic Sector Allocation                                        Investments
-------------------------------------------------------------------------------
Government                                                            66.9%
Corporate                                                             18.2
Mortgage                                                               0.1
Emerging Markets                                                       9.2
Cash & equivalents                                                     5.6
                                                                     -----
                                                                     100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II
--------------------------------------------------------------------------------
              Schedule of Investments -- June 30, 2006 (Unaudited)

                                                                                                              Par     Value
Security Description                                                    Rate   Maturity                      Value  (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--94.4%

BONDS AND NOTES--91.7%

Corporate--4.2%

Basic Materials--0.2%
Georgia-Pacific Corp.                                                  8.000%   1/15/2024       USD         70,000  $   66,150
                                                                                                                    ----------
Communications--0.3%
Qwest Corp. (a)                                                        8.579    6/15/2013                  125,000     132,188

Financial--1.1%
Chevy Chase Bank FSB                                                   6.875    12/1/2013                   45,000      45,000
Glencore Funding LLC 144A                                              6.000    4/15/2014                  105,000      95,895
Residential Capital Corp. (a) (b)                                      6.875    6/29/2007                   55,000      55,178
Residential Capital Corp. (a)                                          6.489   11/21/2008                  155,000     155,619
Residential Capital Corp.                                              6.375    6/30/2010                   45,000      44,388
Residential Capital Corp.                                              6.875    6/30/2015                   80,000      79,655
                                                                                                                    ----------
                                                                                                                       475,735
                                                                                                                    ----------
Industrial--1.6%
Chesapeake Energy Co.                                                  7.625    7/15/2013                   75,000      75,469
Oneok, Inc.                                                            5.510    2/16/2008                  200,000     198,704
SAB Miller PLC                                                         5.850     7/1/2009                  240,000     239,862
Windstream Corp. 144A (f)                                              8.125     8/1/2013                  105,000     107,100
Windstream Corp. 144A (f)                                              8.625     8/1/2016                   35,000      35,788
                                                                                                                    ----------
                                                                                                                       656,923
                                                                                                                    ----------
Utilities--1.0%
Dominion Resources, Inc.                                               5.790    9/28/2007                  200,000     200,120
Nisource Finance Corp.                                                 5.764   11/23/2009                  205,000     205,225
                                                                                                                    ----------
Total Corporate Bonds (Cost $1,735,069)                                                                                405,345
                                                                                                                    ----------
                                                                                                                     1,736,341
                                                                                                                    ----------
Sovereign Bonds--3.7%
Argentina Bonos (a)                                                    1.162     8/3/2012                  250,000     206,625
Egyptian Treasury Bill 144A (f)                                        9.000    7/14/2006                  115,000     124,174
Egyptian Treasury Bill 144A (f)                                        8.400     2/1/2007                  500,000     508,920
Republic of Argentina                                                  0.698    9/30/2014                  330,000     102,453
Republic of Brazil                                                     8.000    1/15/2018                  115,000     121,210
Republic of El Salvador                                                7.650    6/15/2035                   65,000      63,050
Republic of Panama                                                     7.125    1/29/2026                  110,000     106,150
Republic of Philippines                                                9.375    1/18/2017                  105,000     115,500
Republic of Turkey                                                    11.500    1/23/2012                  150,000     171,563
                                                                                                                    ----------
Total Sovereign Bonds (Cost $1,522,655)                                                                              1,519,645
                                                                                                                    ----------

Yankee Bonds--1.4%
Kaupthing Bank 144A                                                    7.125    5/19/2016                  450,000     450,135
Naftogaz Ukrainy Rogers Wireless, Inc.                                 8.125    9/30/2009                  100,000      93,375
Total Yankee Bonds (Cost $577,142)                                     7.500    3/15/2015                   25,000      25,250
                                                                                                                    ----------
                                                                                                                       568,760
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                              Par     Value
Security Description                                                    Rate   Maturity                      Value  (Note 1A)
--------------------------------------------------------------------------------------------------------------------------------
Foreign Denominated--79.7%

Australia--0.5%
Queensland Treasury Corp.                                              6.000%   6/14/2011       AUD        255,000   $ 190,098
                                                                                                                   ----------
Brazil--0.6%
Republic of Brazil                                                    12.500     1/5/2016       BRL        545,000     246,766
                                                                                                                   ----------

Canada--3.0%
Canadian Government Bond                                               5.000     6/1/2014       CAD      1,230,000   1,134,240
Canadian Pacific Railway Ltd. 144A                                     4.900    6/15/2010                  95,000      85,254
                                                                                                                   ----------
                                                                                                                    1,219,494
                                                                                                                   ----------
Euro--33.5%
ASIF III Jersey, Ltd.                                                  5.125    5/10/2007       EUR        180,000     233,083
Autostrade SpA (a)                                                     2.552     6/9/2011                  200,000     256,065
Bombardier, Inc.                                                       5.750    2/22/2008                  100,000     128,360
Bundesobligation                                                       4.500    8/18/2006                  850,000   1,088,855
Bundesobligation                                                       4.000    2/16/2007                  290,000     372,575
Citigroup, Inc. (a)                                                    2.237     6/3/2011                  110,000     140,705
Deutsche Bundesrepublik                                                5.000     7/4/2011                  675,000     907,130
Deutsche Cap Trust IV (a)                                              5.330    9/29/2049                   85,000     111,568
Deutsche Republic (d)                                                  4.500     1/4/2013                1,005,000   1,324,710
Deutsche Republic                                                      3.250     7/4/2015                  770,000     926,927
Deutsche Republic                                                      4.750     7/4/2034                1,255,000   1,713,049
GE Capital European Funding (a)                                        2.198     5/4/2011                  110,000     140,613
Goldman Sachs Group, Inc. (a)                                          2.850     2/4/2013                  150,000     191,001
Hellenic Republic Government Bond                                      3.700    7/20/2015                1,670,000   2,039,278
Ineos Group Holdings Plc                                               7.875    2/15/2016                  125,000     149,060
Linde Finance BV                                                       6.000    7/29/2049                   20,000      25,246
MPS Capital Trust I                                                    7.990     2/7/2011                   85,000     123,481
MUFG Capital Finance 2 (a)                                             4.850    3/15/2049                  130,000     157,906
Netherlands Government Bond                                            4.000    1/15/2037                  615,000     744,056
Netherlands Government Bond                                            4.250    7/15/2013                1,825,000   2,374,283
Owens-Brockway Glass Containers                                        6.750    12/1/2014                   60,000      75,577
Resona Bank Ltd. 144A                                                  4.125    1/10/2049                   70,000      85,180
Sogerim                                                                7.000    4/20/2011                  100,000     142,214
Sumitomo Mitsui Banking Corp. 144A (a)                                  4.375   7/15/2049                  130,000     155,906
Telefonica Europe BV                                                   5.125    2/14/2013                   90,000     116,626
Telenet Communications NV 144A (d)                                     9.000   12/15/2013                   37,350      52,301
                                                                                                                    ----------
                                                                                                                    13,775,755
                                                                                                                    ----------
Japan--19.9%
European Investment Bank                                               1.900    1/26/2026       JPY     60,400,000     496,311
Citigroup, Inc.                                                        0.800   10/30/2008               21,300,000     185,279
Development Bank of Japan                                              1.400    6/20/2012               84,000,000     725,207
Development Bank of Japan                                              1.600    6/20/2014              190,000,000   1,635,533
Development Bank of Japan                                              1.700    9/20/2022              130,000,000   1,056,677
Dexia Municipal Agency                                                 0.800    5/21/2012               87,000,000     723,913
European Investment Bank                                               1.400    6/20/2017              130,000,000   1,069,468
Japan Finance Corp.                                                    1.550    2/21/2012              132,000,000   1,155,111
KFW International Finance                                              1.750    3/23/2010              125,000,000   1,113,034
                                                                                                                    ----------
                                                                                                                     8,160,533
                                                                                                                    ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                   Par     Value
Security Description                                                             Rate   Maturity                  Value  (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
Mexico--1.5%
Mexican Fixed Rate Bonds                                                        8.000%  12/19/2013   MXN      7,465,000   $ 623,087
                                                                                                                         ----------
Poland--2.8%
Poland Government Bond                                                          6.250   10/24/2015   PLN        925,000     302,258
Poland Government Bond                                                          6.000   11/24/2010            2,600,000     832,559
                                                                                                                         ----------
                                                                                                                          1,134,817
                                                                                                                         ----------
Sweden--3.5%
Swedish Government                                                              3.000    7/12/2016   SEK     11,500,000   1,465,599
                                                                                                                         ----------
United Kingdom--14.4%
Barclays Bank PLC                                                               6.000    9/15/2026   GBP         90,000     161,041
Bat International Finance PLC                                                   6.375   12/12/2019               60,000     113,959
British Telecom PLC                                                             7.125    12/7/2006              125,000     232,886
Deutsche Telekom International Finance BV                                       7.125    9/26/2012              115,000     228,016
HBOS Capital Funding LP                                                         6.461   11/30/2048               60,000     116,681
Inco                                                                           15.750    7/15/2006              200,000     370,381
Transco Holdings PLC                                                            7.000   12/16/2024               50,000     108,363
United Kingdom Gilt (d)                                                         4.000     3/7/2009            1,245,000   2,254,694
United Kingdom Gilt                                                             4.750     6/7/2010              925,000   1,706,460
United Kingdom Gilt                                                             8.000    9/27/2013              285,000     630,889
                                                                                                                         ----------
                                                                                                                          5,923,370
                                                                                                                         ----------
Total Foreign Denominated (Cost $32,207,450)                                                                             32,739,519
                                                                                                                         ----------
U.S. Treasury Obligations--2.7%
U.S. Treasury Bond (b)                                                          5.250   11/15/2028   USD        100,000      99,531
U.S. Treasury Note (b)                                                          4.750    5/15/2014              700,000     682,856
U.S. Treasury Note                                                              4.000    2/15/2015              385,000     354,771
                                                                                                                         ----------
Total U.S. Treasury Obligations (Cost $1,752,244)                                                                         1,137,158
                                                                                                                         ----------
TOTAL BONDS AND NOTES (Cost $37,794,560)                                                                                 37,701,423
                                                                                                                         ----------

PURCHASED OPTIONS--0.0%                                                                                   Contract Size
                                                                                                          -------------
JPY Call/USD Put, Strike Price 109, 11/21/06 (Cost $20,502)                                                     765,000       6,174


SHORT-TERM INVESTMENTS--0.6%                                                     Rate   Maturity              Par Value
                                                                                ------ ---------             ----------
U.S. Treasury Bill--0.6%
U.S. Treasury Bill (c ) (d)                                                     4.510    7/20/2006              190,000     189,613
U.S. Treasury Bill (c ) (d)                                                     4.720     9/7/2006               50,000      49,554
                                                                                                                         ----------
TOTAL SHORT TERM INVESTMENTS (COST $239,101)                                                                                239,167
                                                                                                                         ----------

INVESTMENT OF CASH COLLATERAL--2.1%                                                                             Shares
                                                                                                               --------
BlackRock Cash Strategies L.L.C (e) (Cost $856,038)                             5.140                           856,038     856,038
TOTAL UNAFFILIATED INVESTMENTS (Cost $38,910,201)                                                                        38,802,802
                                                                                                              ---------
AFFILIATED INVESTMENTS--3.6%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (g)(Cost $1,500,000) 5.320                         1,500,000   1,500,000
                                                                                                                        -----------

Total Investments--98.0% (Cost $40,410,201)                                                                              40,302,802
                                                                                                                        -----------
Assets Less Liabilities--2.0%                                                                                               802,306
                                                                                                                        -----------
NET ASSETS--100%                                                                                                        $41,105,108
                                                                                                                        ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from reg-istration, normally to qualified institutional buyers.At the period end, the value of these securities amounted to $1,700,653 or 4.1% of net assets.
AUD-Australian Dollar
BRL-Brazilian Real
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound
JPY-Japanese Yen
MXN-Mexican New Peso
PLN-Polish Zloty
SEK-Swedish Krona
(a)  Variable Rate Security; rate indicated is as of June 30, 2006.
(b)  Security, or a portion of thereof, was on loan at June 30, 2006.
(c)  Rate noted is yield to maturity.
(d)  Denotes all or part of security segregated as collateral.
(e)  Stated rate is seven-day yield for the fund at year end.
(f) Illiquid security. At the period end, the value of these securities amounted to $775,982 or 0.2% of net assets.
(g)  Affiliated money market fund.

At June 30, 2006, the Fund held the following futures contracts:

                                                                                                Underlying Face       Unrealized
Contract                                                      Position      Expiration Date     Amount at Value          Gain
------------------------------------------------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (14 Contracts)                        Short          9/29/2006           $1,447,688          $ 7,921
U.S. 10 Year Treasury Note (9 Contracts)                        Short          9/20/2006              943,734            3,053
Euro--Bund (10 Contracts)                                       Short           9/7/2006            1,427,064            5,726
                                                                                                                       -------
                                                                                                                       $16,700
                                                                                                                       =======

At June 30, 2006, the Fund held the following forward foreign currency exchange contracts:

                                             Local
                                           Principal     Contract           Value at             USD Amount           Unrealized
Contracts to Deliver                         Amount     Value Date       June 30, 2006           to Receive           Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
British Pound Sterling                     1,690,000     9/20/2006         $3,129,407            $3,130,201               $ 794
Canadian Dollar                              190,000     9/20/2006            170,798               171,171                 373
Euro                                         950,000     9/20/2006          1,221,639             1,207,952            (13,687)
Japanese Yen                              57,300,000     9/20/2006            506,826               504,846             (1,980)
Mexican Pesos                              4,490,000     9/20/2006            395,769               390,720             (5,049)
Poland Zloty                               3,770,000     9/20/2006          1,189,338             1,179,223            (10,115)
Singapore Dollar                             120,000     9/20/2006             76,138                75,645               (493)
Swedish Krona                             18,460,000     9/20/2006          2,584,676             2,533,105            (51,571)
                                                                           ----------            ----------           ---------
Total                                                                      $9,274,591            $9,192,863           $(81,728)
                                                                           ==========            ==========           =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                          Local
                                        Principal              Contract           Value at            USD Amount        Unrealized
Contracts to Receive                     Amount               Value Date        June 30, 2006         to Deliver           Gain
------------------------------------------------------------------------------------------------------------------------------------
Brazilian Real                            500,000             9/20/2006             $226,253            $219,235           $ 7,018
British Pound Sterling                    100,000             9/20/2006              185,172             184,974               198
Euro                                    5,965,000             9/20/2006            7,670,611           7,558,594           112,017
Japanese Yen                          853,810,000             9/20/2006            7,552,054           7,521,420            30,634
Poland Zloty                            1,334,541             9/20/2006              420,162             417,129             3,033
Swedish Krona                          10,140,000             9/20/2006            1,419,752           1,392,800            26,952
                                                                                 -----------         -----------          --------
Total                                                                            $17,474,004         $17,294,152          $179,852
                                                                                 ===========         ===========          ========

The Fund held the following cross currency forward contracts at June 30, 2006:

                          Local            Value at             In             Local         Value at        Contract     Unrealized
Contract to Deliver     Currency        June 30, 2006       Exchange for      Currency     June 30, 2006    Value Date      (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Euro                     74,000            $94,708        Icelandic Krona     6,667,400      $ 87,594       7/11/2006      $ (7,114)
                                          ========                                          =========                     ==========

The Fund held the following written option contracts at June 30, 2006:

Written Call Option                 Strike Price          Expiration Date          Contracts           Premium           Value
------------------------------------------------------------------------------------------------------------------------------------
JPY Call/USD Put                           106              11/21/2006                 1               $12,623           $3,283
                                                                                   =========           =======           ======

                                                     Notional                    Expiration
Description                         CounterParty      Amount     Strike Price       Date        Contracts     Premium      Value
------------------------------------------------------------------------------------------------------------------------------------
Call--Republic of Peru, 8.75%,
   11/21/2033--credit default swap   Deutsche Bank   180,000    Default Event     7/5/2006         1          $ 1,692       $ --
                                                                                                              =======       ====

At June 30, 2006, the Fund held the following open swap agreements:

                                                                                                                        Unrealized
Credit Default Swaps                Reference                 Buy/Sell    (Pay)/Receive   Expiration      Notional     Appreciation/
 Counterparty                        Entity                  Protection+    Fixed Rate        Date         Amount     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns              Alcoa, Inc., 6.000% due 1/15/2012      Buy         (0.415%)      6/20/2010      72,000 USD      $ (601)
Bear Stearns              Alcoa, Inc., 6.500% due 6/01/2011      Buy          (0.52%)      6/20/2010     158,000 USD      (1,914)
Bear Stearns         Bellsouth Corp., 6.000% due 10/15/2011      Buy          (0.62%)      3/20/2016     270,000 USD      (1,046)
Bear Stearns          Conocophillips, 4.750% due 10/15/2012      Buy          (0.31%)      6/20/2010     230,000 USD        (809)
Bear Stearns             Nucor Corp., 4.875% due 10/01/2012      Buy          (0.40%)      6/20/2010     108,000 USD      (1,031)
Bear Stearns       Ukraine Government, 7.650% due 6/11/2013      Sell         2.840%      12/20/2009      80,000 USD       1,824
Deutsche Bank      Republic of Brazil, 12.25%, due 3/6/2030      Sell         1.450%      10/20/2008     240,000 USD       4,326
Deutsche Bank        Bellsouth Corp., 6.000% due 10/15/2011      Buy          (0.62%)      3/20/2016     170,000 USD      (1,661)
Deutsche Bank                            Dow Jones CDX.EM.5      Buy          (1.35%)      6/20/2011     368,000 USD         551
JPMorgan                           British American Tobacco
                                  PLC, 4.875% due 2/25/2009      Sell         0.425%      12/20/2010     225,000 EUR       1,430
JPMorgan                                 Dow Jones CDX.EM.5      Buy          (1.35%)      6/20/2011      70,000 USD         172
JPMorgan                                 Dow Jones CDX.EM.5      Buy          (1.35%)      6/20/2011     330,000 USD       1,942
JPMorgan             Daimlerchrysler AG, 7.20% due 9/1/2009      Sell         0.700%      12/20/2010     225,000 EUR       2,036
JPMorgan                  Degussa AG, 5.125% due 12/10/2013      Buy          (1.75%)     12/20/2010     375,000 EUR     (18,731)
JPMorgan                France Telecom, 7.25% due 1/28/2013      Sell         0.660%      12/20/2015     100,000 EUR        (590)
JPMorgan   Glencore International AG, 5.375%, due 9/30/2011      Sell         1.480%      12/20/2010     225,000 EUR       5,010
JPMorgan               ICI Wilmington, 5.625% due 12/1/2013      Sell         0.510%      12/20/2010     225,000 EUR         810
JPMorgan             iTraxx Europe HiVol Series 4 Version 1      Buy          (0.70%)     12/20/2010   1,175,000 EUR     (13,691)
JPMorgan             Linde Finance BV, 6.375% due 6/14/2007      Sell         0.410%       6/20/2011     675,000 EUR      (3,748)
JPMorgan             Telecom Italia SPA, 6.25% due 2/1/2012      Sell         0.520%      12/20/2010     225,000 EUR         504
JPMorgan             The BOC Group PLC, 5.875 due 4/29/2009      Buy          (0.24%)      6/20/2011     675,000 EUR        (535)
JPMorgan                   Volkswagen, 4.875% due 5/22/2013      Sell         0.450%      12/20/2010     225,000 EUR       1,982
JPMorgan             Glitnir Banki HF, 8.375% due 8/15/2015      Buy          (0.66%)      6/20/2011     125,000 USD      (1,013)
JPMorgan  Kaupthing Bunadarbanki HF, 5.38063% due 12/1/2009      Buy          (0.86%)      6/20/2011     125,000 USD      (1,166)
JPMorgan        LandsBanki Islands HF, 3.30% due 10/19/2010      Buy          (0.82%)      6/20/2011     125,000 USD      (1,392)
JPMorgan                Basell AF SCA, 8.375% due 8/15/2015      Sell          3.80%       6/20/2011     325,000 EUR      (3,334)
Morgan Stanley              V.F. Corp., 8.50% due 10/1/2010      Buy          (0.45%)      6/20/2011     400,000 USD      (2,561)
Morgan Stanley            Degussa AG, 5.125% due 12/10/2013      Buy          (0.93%)      6/20/2011     325,000 EUR        (820)
                                                                                                                           -----
                                                                                                                        $(34,056)
                                                                                                                        ========

+ If the portfolio is a seller of protection and a credit event occurs, as defined under terms of that particular swap agreement, the portfolio will pay the buyer of protection an amount up to the national value of the swap and in certain instances, take delivery of the security.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Unrealized
Interest Rate Swaps            Floating Rate         Pay/Receive                   Expiration          Notional       Appreciation/
Counterparty                      Index             Floating Rate     Fixed Rate      Date              Amount       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns                  USD--LIBOR-- BBA           Pay             3.907%    11/19/2009        80,000 USD         $(4,198)
UBS AG                  EUR--EURIBOR--TELERATE           Pay             3.463%     6/26/2007     8,440,000 EUR          (6,615)
UBS AG                  EUR--EURIBOR--TELERATE       Receive             4.243%     6/26/2016       830,000 EUR           3,187
UBS AG                         JPY--LIBOR--BBA           Pay            0.8775%     5/11/2008   421,000,000 JPY             998
UBS AG                         JPY--LIBOR--BBA           Pay            2.5125%      6/6/2026   129,000,000 JPY          (1,045)
UBS AG                       SEK--STIBOR--SIDE       Receive              3.06%     6/27/2007    77,690,000 SEK          (3,641)
UBS AG                       SEK--STIBOR--SIDE       Receive             4.290%     6/27/2016     7,660,000 SEK          (6,232)
                                                                                                                       --------
                                                                                                                       $(17,546)
                                                                                                                       ========

                                                                                                                      Unrealized
                                   Floating Rate                                   Expiration       Notional         Appreciation/
Total Return Swaps                     Index                         Receive          Date           Amount         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan                     USD-LIBOR-BBA Minus 75 bps          EMBI+ index       11/14/2006        341,000           $ (4,920)
JPMorgan                     USD-LIBOR-BBA Minus 75 bps          EMBI+ index       11/14/2006        459,000             (4,974)
                                                                                                                       --------
                                                                                                                       $ (9,894)
                                                                                                                       ========

                                                                   Percent of
Country Allocation                                                 Investments
-------------------------------------------------------------------------------
Euro                                                                     6.1%
Japan                                                                   12.7
U.K.                                                                    14.6
Canada                                                                   4.5
Sweeden                                                                  3.7
Australia                                                                0.5
Germany                                                                 17.6
U.S.                                                                    17.6
Netherlands                                                              8.9
Greece                                                                   5.2
Poland                                                                   2.9
Egypt                                                                    1.6
Mexico                                                                   1.6
Brazil                                                                   1.0
Other                                                                    1.5
                                                                      ------
                                                                      100.0%

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $837,565) (Note 7)
  Unaffiliated issuers, at value (Note 1A) (cost $38,910,201)                                                       $38,802,802
  Affiliated issuers, at value (Note 1A) (cost $1,500,000) (Note 1H)                                                  1,500,000
  Cash                                                                                                                1,385,060
  Foreign Currency (cost, $142,515)                                                                                     143,475
  Receivable for Fund shares sold                                                                                        10,657
  Swap premium paid                                                                                                      17,702
  Unrealized appreciation on forward currency exchange contracts (Note 6)                                               181,019
  Unrealized appreciation on swap contracts (Note 6)                                                                     24,772
  Receivable for investments sold                                                                                         1,736
  Interest and dividends receivable                                                                                     831,874
  Prepaid expenses                                                                                                        7,463
                                                                                                                    -----------
    Total assets                                                                                                     42,906,560
                                                                                                                    -----------
Liabilities
  Payable for Fund shares redeemed                                                                  $ 3,217
  Payable for investments purchased                                                                 695,134
  Collateral for securities on loan (Note 7)                                                        856,038
  Unrealized depreciation on forward currency exchange contracts (Note 6)                            90,009
  Payable for variation margin on open futures contracts (Note 6)                                     5,637
  Payable to brokers (Note 6)                                                                        23,849
  Unrealized depreciation on swap contracts (Note 6)                                                 86,268
  Options written, at value (premium received $14,315) (Note 6)                                       3,283
  Accrued professional fees                                                                          24,727
  Accrued administrative service fees (Note 2)                                                          149
  Accrued accounting, administration, custody and transfer agent fees (Note 2)                        8,875
  Accrued trustees' fees and expenses (Note 2)                                                        1,931
  Accrued chief compliance officer fee (Note 2)                                                         278
  Accrued shareholders reporting expense (Note 2)                                                       339
  Other accrued expenses and liabilities                                                              1,718
                                                                                                -----------
    Total liabilities                                                                                                 1,801,452
                                                                                                                    -----------
Net Assets                                                                                                          $41,105,108
                                                                                                                    ===========
Net Assets consist of:
  Paid-in capital                                                                                                   $42,175,562
  Accumulated net realized loss                                                                                        (677,036)
  Distributions in excess of net investment income                                                                     (359,265)
  Net unrealized depreciation                                                                                           (34,153)
                                                                                                                    -----------
Total Net Assets                                                                                                    $41,105,108
                                                                                                                    ===========
Shares of beneficial interest outstanding                                                                             1,882,455
                                                                                                                    ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                                   $     21.84
                                                                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income (net of foreign withholding tax of $479)                                                           $  718,630
  Dividend income from affiliated investments (Note 1H)                                                                  28,177
  Security lending income (Note 7)                                                                                        1,695
                                                                                                                     ----------
                                                                                                                        748,502
Expenses
  Investment advisory fee (Note 2)                                                                 $ 81,592
  Accounting, administration, custody, and transfer agent fees (Note 2)                              49,219
  Administrative service fee (Note 2)                                                                 2,023
  Professional fees                                                                                  37,190
  Registration fees                                                                                  11,524
  Trustees' fees and expenses (Note 2)                                                                3,407
  Insurance expense                                                                                   3,047
  Miscellaneous expenses                                                                             10,295
                                                                                                 ----------
    Total Expenses                                                                                  198,297

Deduct:
  Waiver of investment advisory fee (Note 2)                                                        (45,312)
                                                                                                 ----------
    Net expenses                                                                                                        152,985
                                                                                                                     ----------
     Net investment income                                                                                              595,517
                                                                                                                     ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                    (562,367)
    Financial futures transactions                                                                  106,589
    Written options transactions                                                                     33,910
    Foreign currency transactions and forward currency exchange transactions                       (197,567)
    Swap transactions                                                                                 7,615
                                                                                                 ----------
      Net realized gain (loss)                                                                                         (611,820)
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                                   1,207,661
    Financial futures contracts                                                                      25,412
    Written options contracts                                                                       (17,122)
    Foreign currency translations and forward currency exchange contracts                           169,632
    Swap contracts                                                                                  (55,708)
                                                                                                 ----------
      Net change in net unrealized appreciation (depreciation)                                                        1,329,875
                                                                                                                     ----------
  Net realized and unrealized gain (loss) on investments                                                                718,055
                                                                                                                     ----------
Net Increase in Net Assets from Operations                                                                           $1,313,572
                                                                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 For the
                                                                                             Six Months Ended          For the
                                                                                               June 30, 2006         Year Ended
                                                                                                (Unaudited)       December 31, 2005
                                                                                             ----------------     ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                                         $   595,517         $ 1,589,495
  Net realized gain (loss)                                                                         (611,820)         (1,070,911)
  Change in net unrealized appreciation (depreciation)                                            1,329,875          (5,586,611)
                                                                                                -----------         -----------
  Net increase (decrease) in net assets from investment operations                                1,313,572          (5,068,027)
                                                                                                -----------         -----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                                             --          (1,400,043)
  From net realized gains on investments                                                           (178,621)                 --
                                                                                                -----------         -----------
  Total distributions to shareholders                                                              (178,621)         (1,400,043)
                                                                                                -----------         -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                                6,933,099          18,026,659
  Value of shares issued to shareholders in reinvestment of distributions                           162,592           1,334,158
  Cost of shares redeemed                                                                       (13,539,382)        (16,193,309)
                                                                                                -----------         -----------
  Net increase (decrease) in net assets from Fund share transactions                             (6,443,691)          3,167,508
                                                                                                -----------         -----------
Total Increase (Decrease) in Net Assets                                                          (5,308,740)         (3,300,562)

Net Assets
  At beginning of period                                                                         46,413,848          49,714,410
                                                                                                -----------         -----------
  At end of period [including distributions in excess of
    net investment income of ($359,265) and ($954,782), respectively]                           $41,105,108         $46,413,848
                                                                                                ===========         ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

                              Financial Highlights
--------------------------------------------------------------------------------

                                                            For the Six
                                                          Six Months Ended                 Year Ended December 31,
                                                           June 30, 2006     ----------------------------------------------------
                                                            (Unaudited)        2005        2004       2003       2002       2001
                                                            -----------       ------      ------     ------     ------     ------

Net Asset Value, Beginning of Period                           $ 21.20       $ 24.23     $ 22.97    $ 21.66    $ 17.83    $ 18.87
                                                               -------       -------     -------    -------    -------    -------
From Operations:
  Net investment income * (a)                                     0.31          0.74        0.88       0.77       0.73       0.73
  Net realized and unrealized gain (loss) on investments          0.42         (3.12)       1.52       3.81       3.10      (1.74)
                                                               -------       -------     -------    -------    -------    -------
Total from investment operations                                  0.73         (2.38)       2.40       4.58       3.83      (1.01)
                                                               -------       -------     -------    -------    -------    -------
Less Distributions to Shareholders:
From net investment income                                          --         (0.65)      (1.14)     (3.27)        --      (0.03)
From net realized gain on investments                            (0.09)           --          --         --         --         --
                                                               -------       -------     -------    -------    -------    -------
Total distributions to shareholders                              (0.09)        (0.65)      (1.14)     (3.27)        --      (0.03)
                                                               -------       -------     -------    -------    -------    -------
Net Asset Value, End of Period                                 $ 21.84       $ 21.20     $ 24.23    $ 22.97    $ 21.66    $ 17.83
                                                               =======       =======     =======    =======    =======    =======
Total Return (b)                                                  3.45%(c)     (9.95%)     10.73%     21.51%     21.48%     (5.31%)
Ratios/Supplemental Data:
Expenses (to average daily net assets)*                           0.75%(d)      0.75%       0.75%      0.55%      0.55%      0.55%
  Net Investment Income (to average daily net assets)*            2.92%(d)      3.31%       3.93%      3.34%      3.87%      3.99%
  Portfolio Turnover                                                62%(c)       139%        132%       192%       178%       205%
  Net Assets, End of Period (000's omitted)                    $41,105       $46,414     $49,714    $23,983    $21,202    $40,337

*    For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

  Net investment income per share (a)                           $ 0.29        $ 0.72      $ 0.84     $ 0.60     $ 0.60     $ 0.68
  Ratios (to average daily net assets):
  Expenses *                                                      0.97%(d)      0.86%       0.91%      1.30%      1.23%      0.85%
  Net investment income *                                         2.70%(d)      3.20%       3.77%      2.59%      3.19%      3.69%

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of fee waivers and expense limitations.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon International Fixed Income II Fund (the "Fund") is a separate diversified investment series of the Trust.

    The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities, and at least 65% of net assets in non-U.S. dollar denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

    Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

    B. Securities transactions and income

    Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    C. Distributions to shareholders

    Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards and the timing of recognition of gains and losses on futures contracts.

               Mellon Institutional Funds Investment Trust
           Standish Mellon International Fixed Income Fund II

                Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income(losses), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

    D. Foreign currency transactions

    The Fund maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

    E. Investment risk

    There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

    F. Expenses

    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

    G. Commitments and contingencies

    In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

    H. Affiliated issuers

    Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2) Investment Advisory Fee and Other Transactions With Affiliates:

    The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities, is payable monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.75% of the Fund's average daily net assets for the six months ended June 30, 2006. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily waived a portion of its investment advisory fee in the amount of $45,312. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

    The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,524 during the six months ended June 30, 2006.

               Mellon Institutional Funds Investment Trust
           Standish Mellon International Fixed Income Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $45,695 during the six months ended June 30, 2006.

    The Fund also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $725 for the six months ended June 30, 2006. See Note 7 for further details.

    The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $339 during the six months ended June 30, 2006.

    The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,933. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

    The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund was charged $2,183 for fees payable to Mellon Private Wealth Management.

(3) Purchases and Sales of Investments:

    Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                                 Purchases                           Sales
                                                                -----------                       -----------
         U.S. Government Securities                             $  3,469,486                      $ 4,060,947
                                                                ============                      ===========
         Investments (non-U.S. Government Securities)           $ 21,234,353                      $28,070,593
                                                                ============                      ===========

(4) Shares of Beneficial Interest:

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                 For the                         For the
                                                            Six Months Ended                   Year Ended
                                                              June 30, 2006                December 31, 2005
                                                            ----------------               -----------------
        Shares sold                                            318,471                          796,615
        Shares issued to shareholders
           reinvestment of distributions declared                7,591                           59,347
        Shares redeemed                                       (632,690)                        (719,016)
                                                              ---------                        --------
        Net increase (decrease)                               (306,628)                         136,946
                                                              =========                        ========

    At June 30, 2006, two shareholders of record held approximately 72% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

    The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund collected $298 in redemption fees.

               Mellon Institutional Funds Investment Trust
           Standish Mellon International Fixed Income Fund II

                Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5) Federal Taxes:

    The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

           Aggregate cost                              $40,410,201
                                                       -----------
           Gross unrealized appreciation                   471,646
           Gross unrealized depreciation                  (579,045)
                                                       -----------
           Net unrealized appreciation (depreciation)  $  (107,399)
                                                       ===========

(6) Financial Instruments:

    In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

    The Fund may trade the following instruments with off-balance sheet risk:

    Options

    Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

    Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

    During the six months ended June 30, 2006, the Fund entered into the following transactions:

                                                 Number of
Written Put Option Transactions                  Contracts                   Premiums
                                                 ---------                   --------
Outstanding, beginning of period                    3                          $ 30,176
Options written                                     4                             4,037
Options expired                                    (5)                          (13,253)
Options closed                                     (2)                          (20,960)
                                                 ----                         ----------
Outstanding, end of period                         0                          $      --
                                                 ====                         ===========

                                                 Number of
Written Call Option Transactions                 Contracts                   Premiums
                                                 ---------                   ========
Outstanding, beginning of period                      1                       $ 4,680
Options written                                       3                        14,866
Options expired                                      (2)                       (5,231)
Options closed                                        0                            --
                                                    ---                      --------
Outstanding, end of period                            2                      $ 14,315
                                                    ===                      ========

At June 30, 2006, the Fund held written options. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

Forward currency exchange contracts

The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At June 30, 2006, the Fund held currency exchange contracts. See the Schedule of Investments for further details.

Futures contracts

The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At June 30, 2006, the Fund held futures contracts. See the Schedule of Investments for further details.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

At June 30, 2006, the Fund held open swap agreements. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Investment Trust
               Standish Mellon International Fixed Income Fund II

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7) Security Lending:

    The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

    The Fund loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $68,163, of which $66,468 was rebated to borrowers or paid in fees. At June 30, 2006, the Fund had securities valued at $837,565 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

(8) Line of Credit:

    The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For six months ended June 30, 2006, the facility fee was $786 for the Fund.

    For the six months ended June 30, 2006, the Fund had average borrowings outstanding of $2,194,250 on a total of four days and incurred $1,274 of interest expense.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                    Number of
                                                               Principal          Portfolios in        Other          Trustee
Name                                     Term of Office       Occupation(s)        Fund Complex     Directorships   Remuneration
Address, and              Position(s)     and Length of       During Past          Overseen by         Held by     (period ended
Date of Birth           Held with Trust    Time Served          5 Years              Trustee           Trustee      June 30,2006)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee     Trustee        Chairman Emeritus, Decision   34              None           $417
c/o Decision Resources, Inc.              since          Resources, Inc. ("DRI")
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453 9/30/40                                consulting firm); formerly
                                                         Chairman of the Board and
                                                         Chief Executive Officer, DRI

Caleb Loring III              Trustee     Trustee        Trustee, Essex Street         34              None           $450
c/o Essex Street Associates               since          Associates (family
P.O. Box 5600                             11/3/1986      investment trust office)
Beverly,  MA 01915
11/14/43

Benjamin M. Friedman          Trustee     Trustee        William Joseph Maier,         34              None           $417
c/o Harvard University                    since          Professor of Political
Littauer Center 127                       9/13/1989      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                Trustee     Trustee        Trustee, Mertens House,       34              None           $417
P.O. Box 2333                             since          Inc. (hospice)
New London, NH 03257                      11/3/1986
4/11/35

Interested Trustees

Patrick J. Sheppard         Trustee,      Since 2003     President and Chief           34              None             $0
The Boston Company        President and                  Operating Officer of The
Asset Management, LLC    Chief Executive                 Boston Company Asset
One Boston Place            Officer                      Management, LLC; formerly
Boston, MA 02108                                         Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Asset Management
                                                         ("MAM") and Vice President
                                                         and Chief Financial Officer, MAM

Principal Officers who are Not Trustees

Name                                                       Term of Office
Address, and                          Position(s)           and Length of                  Principal Occupation(s)
Date of Birth                        Held with Trust        Time Served                      During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                    Vice President        Since 2003           Senior Vice President and Head of Operations,
Mellon Asset Management              and Secretary                              Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                                Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                   Vice President        Vice President       Vice President and Mutual Funds Controller,
Mellon Asset Management              and Treasurer         since 1999;          Mellon Asset Management; formerly Assistant Vice
One Boston Place                                           Treasurer            President and Mutual Funds Controller, Standish
Boston, MA 02108                                           since 2002           Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                   Assistant Vice        Since 1996           Vice President and Manager, Mutual Funds
Mellon Asset Management                President                                Operations, Mellon Asset Management; formerly
One Boston Place                                                                Vice President and Manager, Mutual Fund
Boston, MA 02108                                                                Operations, Standish Mellon Asset Management
8/19/51                                                                         Company, LLC

Cara E. Hultgren                     Assistant Vice        Since 2001           Assistant Vice President and Manager of Compliance,
Mellon Asset Management                President                                Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                                of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                                Representative, Standish Mellon Asset Management
1/19/71                                                                         Company, LLC

Mary T. Lomasney                         Chief             Since 2005           First Vice President, Mellon Asset Management and
Mellon Asset Management                Compliance                               Chief Compliance Officer, Mellon Funds Distributor,
One Boston Place                        Officer                                 L.P. and Mellon Optima L/S Strategy Fund, LLC;
Boston, MA 02108                                                                formerly Director, Blackrock, Inc., Senior Vice
4/8/57                                                                          President, State Street Research & Management
                                                                                Company ("SSRM"), and Vice President, SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                            [Logo]Mellon
                                  --------------------------
                                  Mellon Institutional Funds

                                  One Boston Place
                                  Boston, MA 02108-4408
                                  800.221.4795
                                  www.melloninstitutionalfunds.com

                                                                   6945SA0606

                                               [Logo] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds










Semiannual Report                       Standish Mellon
                                        Investment Grade Bond Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                        Expenses Paid
                                               Beginning             Ending             During Period+
                                             Account Value        Account Value        January 1, 2006
                                            January 1, 2006       June 30, 2006        to June 30, 2006
---------------------------------------------------------------------------------------------------------
Actual                                         $1,000.00            $ 992.00                 $1.98
Hypothetical (5% return
  per year before expenses)                    $1,000.00            $1,022.81                $2.01

-------
+ Expenses are equal to the Fund's annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Summary of Combined Ratings
--------------------------------------------------------------------------------
                                                                  Percentage of
Quality Breakdown                                                  Investments
--------------------------------------------------------------------------------
AAA & Higher                                                           53.0%
AA                                                                     11.0
A                                                                      12.5
BBB                                                                    23.5
                                                                      -----
  Total                                                               100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

                                                                                          Percentage of
Top Ten Holdings*                                          Rate             Maturity       Investments
---------------------------------------------------------------------------------------------------------
FNMA (TBA)                                                 5.50             7/1/2036           3.3%
U.S. Treasury Note                                         5.13            5/15/2016           2.6
FNMA (TBA)                                                 5.00             7/1/2021           2.5
FNMA (TBA)                                                 5.00             7/1/2036           2.2
FNMA (TBA)                                                 6.00             7/1/2021           2.0
United States Treasury Inflation Indexed Bonds             3.00            7/15/2012           1.8
U.S.Treasury Bond                                          4.50            2/15/2036           1.5
Treasury Note/Bond                                         7.00            7/15/2006           1.4
FNMA (TBA)                                                 4.50             7/1/2021           1.3
FNMA                                                       5.50             2/1/2033           1.1
                                                                                              ----
                                                                                              19.7%

*    Excluding short-term investments and investment of cash collateral.

                                                                  Percentage of
Economic Sector Allocation*                                        Investments
--------------------------------------------------------------------------------
Treasury/Agency                                                        21.0%
Mortgage pass thru                                                     26.5
Credit                                                                 31.7
ABS/CMO/CMBS                                                           18.9
Emerging Markets                                                        0.9
Municipal                                                               1.0
                                                                      -----
                                                                      100.0%

*    Excluding short-term investments and investment of cash collateral.

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        Par          Value
Security Description                                                           Rate       Maturity      Value      (Note 1A)
-------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--126.7%
BONDS AND NOTES--120.0%
Asset Backed--14.6%
Accredited Mortgage Loan Trust 2005-2 A2A (a)                                  5.423%    7/25/2035     $ 5,085      $ 5,085
Accredited Mortgage Loan Trust 2005-3 A2 (a)                                   5.423     9/25/2035      24,892       24,895
Accredited Mortgage Loan Trust 2006-1 A1 (a)                                   5.383     4/25/2036      26,065       26,067
ACE Securities Corp. 2005-HE1 A2A (a)                                          5.443     2/25/2035       2,544        2,544
Americredit Automobile Receivables Trust 2005-DA A2                            4.750     11/6/2008      22,416       22,360
Ameriquest Mortgage Securities Inc. 2003-8 AF3                                 4.370    10/25/2033       4,397        4,382
Bear Stearns Asset Backed Securities, Inc. 2005-HE3 1A1 (a)                    5.403     3/25/2035      11,481       11,482
Capital One Multi-Asset Execution Trust 2004-C1 C1                             3.400    11/16/2009      58,000       57,266
Capital One Prime Auto Receivables Trust 2004-1 A3                             2.020    11/15/2007         104          104
Capital One Prime Auto Receivables Trust 2006-1 A1                             4.872     3/15/2007      11,471       11,462
Centex Home Equity (a)                                                         5.373     6/25/2036      24,247       24,244
Chase Manhattan Auto Owner Trust 2003-C CTFS                                   2.780     6/15/2010      35,882       35,045
Chec Loan Trust 2004-2 A1 (a)                                                  5.493     1/25/2025         336          336
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7                               5.249     8/25/2035      55,000       52,499
Countrywide Alternative Loan Trust 2005-J4 2A1B (a)                            5.443     7/25/2035      11,073       11,069
Countrywide Asset-Backed Certificates 2006-SPS1 A (a)                          5.191    12/25/2025      25,000       25,000
Credit-Based Asset Servicing and Securitization 2005-CB7 AF1                   5.208    11/25/2035      33,731       33,497
Ford Credit Auto Owner Trust 2005-B B                                          4.640     4/15/2010      35,000       34,175
Green Tree Financial Corp. 1994-7 M1                                           9.250     3/15/2020      19,493       20,165
GSAA Home Equity Trust 2006-7 AV1 (a)                                          5.403     3/25/2046      46,498       46,498
GSAMP Trust 2006-S4 A1 (a)                                                     5.240     5/25/2036      25,000       25,000
Home Equity Asset Trust 2005-5 2A1 (a)                                         5.433    11/25/2035      22,438       22,441
Honda Auto Receivables Owner Trust 2005-5 A1                                   4.221    11/15/2006       4,915        4,915
Hyundai Auto Receivables Trust 2004-A B                                        3.460     8/15/2011      62,000       60,230
Morgan Stanley ABS Capital I 2005-WMC2 A2A (a)                                 5.403     2/25/2035         355          355
Morgan Stanley Home Equity Loans 2005-2 A2A (a)                                5.413     5/25/2035      30,775       30,770
Morgan Stanley Home Equity Loans 2006-3 A1 (a)                                 5.373     4/25/2036      23,850       23,848
Newcastle Mortgage Securities Trust 2006-1 A1 (a)                              5.393     3/25/2036      43,459       43,465
Nissan Auto Receivables Owner Trust 2006-A A1                                  4.663     2/15/2007      21,003       20,988
Nissan Auto Receivables Owner Trust 2006-B A1                                  5.081     5/15/2007      18,894       18,894
Nomura Asset Acceptance Corp. 2005-WF1 2A5                                     5.159     3/25/2035      28,000       26,837
Opteum Mortgage Acceptance Corp. 2005-1 A2 (a)                                 5.463     2/25/2035       2,682        2,682
Origen Manufactured Housing 2005-A A1                                          4.060     7/15/2013      24,690       24,486
Ownit Mortgage Loan Asset-Backed Certification 2006-1 AF1                      5.424    12/25/2036      93,259       92,545
Popular ABS Mortgage Pass--Through Trust 2005-5 AF6                            5.331    11/25/2035      25,000       23,906
Popular ABS Mortgage Pass--Through Trust 2005-D AF1                            5.361     1/25/2036      19,334       19,192
Renaissance Home Equity Loan Trust 2006-2 AF1                                  5.999     8/25/2036      45,000       45,000
Residential Asset Mortgage Products, Inc. 2003-RS9 MI1                         5.800    10/25/2033      25,000       24,625
Residential Asset Mortgage Products, Inc. 2005-RS2 AII1 (a)                    5.433     2/25/2035       8,546        8,547
Residential Asset Mortgage Products, Inc. 2005-RS3 AI1 (a)                     5.423     3/25/2035      12,933       12,934
Residential Asset Securities Corp. 2005-EMX1 AI1 (a)                           5.423     3/25/2035       6,245        6,245
Soundview Home Equity Loan Trust 2005-M M3                                     5.825     5/25/2035      40,000       39,069
Specialty Underwriting & Residential Finance 2004-BC4 A2A (a)                  5.473    10/25/2035       1,228        1,228
Specialty Underwriting & Residential Finance 2005-BC1 A1A (a)                  5.433    12/25/2035       5,157        5,157
USAA Auto Owner Trust 2004-1 A3                                                2.060     4/15/2008      19,576       19,426
WFS Financial Owner TR2004-3 B                                                 3.510     2/17/2012      17,346       16,961

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Par          Value
Security Description                                            Rate      Maturity       Value      (Note 1A)
-------------------------------------------------------------------------------------------------------------------
Asset Backed (continued)
WFS Financial Owner Trust 2003-3 A4                             3.250%   5/20/2011     $ 58,379      $ 57,372
WFS Financial Owner Trust 2004-4 C                              3.210    5/17/2012       27,419        26,666
WFS Financial Owner Trust 2005-2 B                              4.570   11/19/2012       56,000        54,826
Whole Auto Loan Trust 2003-1 C                                  3.130    3/15/2010        8,649         8,633
                                                                                                    ---------
Total Asset Backed (Cost$ 1,231,228)                                                                1,215,418
                                                                                                    ---------
Collateralized Mortgage Obligations--13.7%
GNMA 2003-48 AC                                                 2.712    2/16/2020       46,324        44,195
GNMA 2003-72 A                                                  3.206    4/16/2018       24,838        23,938
GNMA 2003-88 AC                                                 2.914    6/16/2018       25,626        24,416
GNMA 2003-96 B                                                  3.607    8/16/2018       50,380        48,963
GNMA 2004-12A                                                   3.110    1/16/2019       55,477        52,617
GNMA 2004-25 AC                                                 3.377    1/16/2023       57,337        54,625
GNMA 2004-43 A                                                  2.822   12/16/2019       58,824        55,753
GNMA 2004-51 A                                                  4.145    2/16/2018       55,190        53,464
GNMA 2004-57 A                                                  3.022    1/16/2019       27,738        26,395
GNMA 2004-67 A                                                  3.648    9/16/2017       42,480        41,117
GNMA 2004-77 A                                                  3.402    3/16/2020       46,071        44,098
GNMA 2004-97 AB                                                 3.084    4/16/2022       58,413        55,536
GNMA 2005-12 A                                                  4.044    5/16/2021       19,851        19,186
GNMA 2005-14 A                                                  4.130    2/16/2027       62,513        60,541
GNMA 2005-32 B                                                  4.385    8/16/2030       34,000        32,877
GNMA 2005-50 A                                                  4.015   10/16/2026       37,071        35,710
GNMA 2005-52 A                                                  4.287    1/16/2030       18,569        17,978
GNMA 2005-87 A                                                  4.449    3/16/2025       24,574        23,804
GNMA 2006-5 A                                                   4.241    7/16/2029       14,832        14,269
GNMA 2006-6 A                                                   4.045   10/16/2023        4,943         4,771
GNMA REMIC 2004-23 B                                            2.946    3/16/2019       66,924        63,275
GNMA REMIC 2005-29 A                                            4.016    7/16/2027       26,262        25,217
GNMA REMIC 2006-3 A                                             4.212    1/16/2028       24,744        23,804
Indymac Index Mortgage Loan Trust 2006-AR9 B1                   6.059    6/25/2036       24,997        24,424
Nomura Asset Acceptance Corp. 2005-AP2 A5                       4.976    5/25/2035       28,000        26,603
Structured Asset Mortgage Investments, Inc. 1998-2 B            6.050    4/30/2030        2,007         1,998
Washington Mutual 2003-AR10 A5                                  4.065   10/25/2033       72,000        69,683
Washington Mutual 2004-AR7 A6                                   3.946    7/25/2034       67,000        64,279
Washington Mutual 2004-AR9 A7                                   6.881    8/25/2034       47,000        44,923
Washington Mutual 2005-AR4 A4B                                  4.676    4/25/2035       56,000        54,184
                                                                                                    ---------
Total Collateralized Mortgage Obligations (Cost $1,172,021)                                         1,132,643
                                                                                                    ---------
Corporate--30.6%

Banking--2.7%
JPMorgan Chase & Co.                                            5.125    9/15/2014       44,000        41,560
MBNA Corp.                                                      6.125     3/1/2013       15,000        15,220
Regions Financial Corp.                                         5.240     8/8/2008       50,000        50,024
Suntrust Capital II                                             7.900    6/15/2027       59,000        62,144
Zions Bancorporation                                            5.228    4/15/2008       20,000        20,005
Zions Bancorporation                                            6.000    9/15/2015       36,000        35,673
                                                                                                    ---------
                                                                                                      224,626
                                                                                                    ---------
Basic Materials--1.7%
Cabot Corp. 144A                                                5.250     9/1/2013       60,000        56,719
ICI Wilmington, Inc.                                            4.375    12/1/2008        9,000         8,686
ICI Wilmington, Inc.                                            5.625    12/1/2013       36,000        34,519

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Par           Value
Security Description                                       Rate           Maturity       Value        (Note 1A)
-----------------------------------------------------------------------------------------------------------------
Basic Materials (continued)
Temple-Inland                                              6.625%        1/15/2018      $10,000     $   9,949
Westvaco Corp.                                             7.950         2/15/2031       19,000        20,219
Weyerhaeuser Co.                                           7.125         7/15/2023       13,000        12,780
                                                                                                    ---------
                                                                                                      142,872
                                                                                                    ---------
Communications--2.4%
Comcast Corp.                                              5.500         3/15/2011       35,000        34,374
New Cingular Wireless Services, Inc.                       8.750          3/1/2031       12,000        14,712
AT&T Inc.                                                  5.263         5/15/2008       20,000        19,998
Verizon Communications                                     5.300         8/15/2007       15,000        15,002
News America Holdings Inc.                                 7.700        10/30/2025       20,000        21,350
SBC Communications, Inc.                                   5.625         6/15/2016       23,000        21,801
Sprint Capital Corp.                                       8.750         3/15/2032       32,000        38,589
Time Warner, Inc.                                          6.750         4/15/2011       23,000        23,580
Verizon Global Funding Corp.                               7.750         6/15/2032       11,000        11,843
                                                                                                    ---------
                                                                                                      201,249
                                                                                                    ---------
Consumer Cyclical--1.2%
Centex Corp.                                               4.750         1/15/2008       35,000        34,323
DaimlerChrysler NA Holding Corp.                           8.500         1/18/2031        9,000         10,190
Darden Restaurants                                         6.000         8/15/2035       20,000        17,306
Heinz (H.J.) Co. 144A                                      6.428         12/1/2008       10,000        10,160
Johnson Controls, Inc.                                     5.250         1/15/2011        5,000         4,872
Mohawk Industries, Inc.                                    5.750         1/15/2011       20,000         9,641
Yum! Brands, Inc.                                          6.250         4/15/2016        5,000         4,949
                                                                                                    ---------
                                                                                                      101,441
                                                                                                    ---------
Consumer Noncyclical--1.7%
Aramark Services, Inc.                                     7.000         7/15/2006       21,000        21,005
Coors Brewing Co.                                          6.375         5/15/2012       10,000        10,176
RR Donnelley & Sons Co.                                    4.950          4/1/2014       50,000        45,017
Safeway, Inc. (b)                                          7.250          2/1/2031       20,000        20,298
Tyson Foods, Inc.                                          6.600          4/1/2016       10,000         9,775
Wellpoint, Inc.                                            5.000         1/15/2011       15,000        14,447
Wyeth                                                      5.500          2/1/2014       16,000        15,460
                                                                                                    ---------
                                                                                                      136,178
                                                                                                    ---------
Energy--1.4%
Amerada Hess Corp.                                         6.650         8/15/2011       20,000        20,555
Amoco Co.                                                  6.500          8/1/2007       50,000        50,376
Chevron Phillips                                           7.000         3/15/2011       18,000        18,680
Enbridge Energy Partners                                   6.300        12/15/2034       15,000        13,713
Pemex Project Funding Master Trust 144A                    5.750        12/15/2015       15,000        13,815
                                                                                                    ---------
                                                                                                      117,139
                                                                                                    ---------
Financial--13.1%
Aegon Funding Corp.                                        5.750        12/15/2020       10,000         9,617
Ameriprise Financial, Inc.                                 7.518          6/1/2066       15,000        15,091
Archstone-Smith Operating Trust REIT                       5.000         8/15/2007       16,000        15,806
Archstone-Smith Operating Trust REIT                       5.250          5/1/2015       11,000        10,341
Arden Realty LP 5.250 3/1/2015                                                           16,000        15,309
Bear Stearns Cos., Inc. (b)                                4.500        10/28/2010       21,000        20,032
Boston Properties, Inc.                                    6.250         1/15/2013       18,000        18,160
Brandywine Operation Partners                              5.949          4/1/2009       15,000        15,007
Caterpillar Financial Service Corp.                        3.100         5/15/2007       35,000        34,257

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Par           Value
Security Description                                       Rate           Maturity       Value        (Note 1A)
-----------------------------------------------------------------------------------------------------------------
Financial (continued)
CBA Capital Trust I 144A                                   5.805%        6/30/2015      $46,000     $  44,303
Chubb Corp.                                                5.472         8/16/2008       25,000        24,851
Citigroup, Inc. (b)                                        4.750        12/15/2010       20,000        19,187
Commercial Net Lease Realtor REIT                          6.150        12/15/2015       10,000         9,665
Compass Bank                                               5.500          4/1/2020       15,000        14,083
Countrywide Home Loans, Inc.                               4.000         3/22/2011       20,000        18,401
Credit Suisse FB USA, Inc. (b)                             5.125         8/15/2015       25,000        23,366
Credit Suisse USA, Inc.                                    5.316          6/5/2009       40,000        39,977
Duke Realty LP                                             3.500         11/1/2007       34,000        32,991
Duke Realty LP                                             7.750        11/15/2009       14,000        14,756
EOP Operating LP                                           7.000         7/15/2011       32,000        33,244
Erac USA Finance Co. 144A                                  5.399         4/30/2009        5,000         5,002
Erac USA Finance Co. 144A                                  7.950        12/15/2009       48,000        50,884
ERP Operating LP REIT                                      4.750         6/15/2009        8,000         7,788
ERP Operating LP REIT                                      5.125         3/15/2016       20,000        18,480
ERP Operating LP REIT                                      5.375          8/1/2016        2,000         1,877
Federal Realty Investment Trust REIT                       5.650          6/1/2016       10,000         9,592
Glencore Funding LLC 144A                                  6.000         4/15/2014       58,000        52,971
Goldman Sachs Group, Inc.                                  4.500         6/15/2010       20,000        19,121
Healthcare Realty Trust, Inc.                              8.125          5/1/2011       30,000        32,223
HRPT Properties Trust REIT                                 5.941         3/16/2011       20,000        20,015
HSBC Finance Corp.                                         4.750         4/15/2010       18,000        17,362
International Lease Finance Corp.                          4.750         1/13/2012       23,000        21,742
Jefferies Group, Inc.                                      7.500         8/15/2007       43,000        43,531
Jefferies Group, Inc.                                      5.500         3/15/2016        5,000         4,669
Lehman Brothers Holdings (b)                               5.500          4/4/2016       10,000         9,555
Lincoln National Corp.                                     7.000         5/17/2066       10,000         9,922
Mack-Cali Realty LP REIT                                   5.050         4/15/2010       10,000         9,639
Mack-Cali Realty LP REIT                                   5.125         1/15/2015       11,000        10,171
MassMutual Global Funding II 144A                          3.800         4/15/2009       37,000        35,273
Morgan Stanley                                             4.750          4/1/2014       39,000        35,756
NB Capital Trust IV                                        8.250         4/15/2027       45,000        47,331
Prudential Financial, Inc.                                 4.104        11/15/2006       19,000        18,906
Quest Diagnostics, Inc.                                    5.125         11/1/2010       10,000         9,722
Regency Centers LP                                         5.250          8/1/2015        4,000         3,739
Residential Capital Corp.                                  6.375         6/30/2010       18,000        17,755
Simon Property Group LP                                    4.875         8/15/2010       26,000        25,137
Simon Property Group LP REIT                               5.750          5/1/2012        6,000         5,911
Socgen Real Estate LLC 144A                                7.640        12/29/2049       43,000        43,911
USB Capital IX (b)                                         6.189          4/1/2049       20,000        19,558
Washington Mutual, Inc.                                    5.368         1/15/2010       20,000        20,083
Washington Mutual, Inc.                                    4.625          4/1/2014       30,000        27,102
Western Financial Bank FSB                                 9.625         5/15/2012       10,000        11,004
                                                                                                    ---------
                                                                                                    1,094,176
                                                                                                    ---------
Industrial--1.5%
American Standard, Inc.                                    7.625         2/15/2010       20,000        20,882
Raytheon Co.                                               5.500        11/15/2012        8,000         7,837
Republic Services, Inc.                                    6.086         3/15/2035       34,000        31,472
Sealed Air Corp. 144A                                      5.625         7/15/2013       29,000        27,632

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par          Value
Security Description                                                Rate      Maturity       Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Industrial (continued)
Waste Management, Inc.                                             6.875%    5/15/2009      $16,000     $  16,451
Waste Management, Inc.                                             7.375      8/1/2010        5,000         5,274
Waste Management, Inc.                                             7.000     7/15/2028       11,000        11,403
                                                                                                        ---------
                                                                                                          120,951
                                                                                                        ---------
Services--1.1%
Metlife, Inc.                                                      5.000     6/15/2015       58,000        53,653
Nuveen Investments, Inc.                                           5.000     9/15/2010       15,000        14,422
Sovereign Bancorp. 144A                                            4.800      9/1/2010       25,000        23,945
                                                                                                        ---------
                                                                                                           92,020
                                                                                                        ---------
Technology--0.2%
Hewlett-Packard Co.                                                5.339     5/22/2009       20,000        20,001
                                                                                                        ---------
Transportation--0.7%
Fedex Corp.                                                        2.650      4/1/2007       26,000        25,388
Norfolk Southern Corp.                                             6.750     2/15/2011       12,000        12,453
Ryder System, Inc.                                                 5.000     6/15/2012       16,000        14,995
                                                                                                        ---------
                                                                                                           52,836
                                                                                                        ---------
Utilities--2.9%
Appalachian Power Co.                                              5.950     5/15/2033       19,000        17,368
Assurant, Inc.                                                     6.750     2/15/2034       16,000        15,762
Dominion Resources, Inc.                                           5.790     9/28/2007       30,000        30,018
Dominion Resources, Inc.                                           7.195     9/15/2014       15,000        15,760
DTE Energy Co.                                                     6.350      6/1/2016       10,000         9,949
FirstEnergy Corp.                                                  6.450    11/15/2011       16,000        16,280
Niagara Mohawk Power Corp.                                         7.750     10/1/2008       13,000        13,528
Nisource Finance Corp.                                             5.250     9/15/2017       20,000        18,195
Nisource Finance Corp. (a)                                         5.764    11/23/2009       15,000        15,016
Oneok, Inc.                                                        5.200     6/15/2015       23,000        21,011
Pacific Gas & Electric Co.                                         3.600      3/1/2009       15,000        14,240
Pepco Holdings, Inc.                                               5.500     8/15/2007       28,000        27,899
Public Service Co. of Colorado                                     4.375     10/1/2008       28,000        27,216
                                                                                                        ---------
                                                                                                          242,242
                                                                                                        ---------
Total Corporate (Cost $2,657,364)                                                                       2,545,731
                                                                                                        ---------
Municipal Bonds--1.7%
Michigan Tobacco Settlement Finance Authority                      7.430      6/1/2034       10,000         9,975
Sacramento County California Pension Funding (MBIA Insured) (c)    0.000     7/10/2030       56,000        55,965
Tobacco Settlement Authority Iowa                                  6.500      6/1/2023       25,000        24,560
Tobacco Settlement Authority Michigan                              7.309      6/1/2034       50,000        49,953
                                                                                                        ---------
Total Municipal Bonds (Cost $137,196)                                                                     140,453
                                                                                                        ---------
Sovereign Bonds--0.8%
Republic of South Africa                                           9.125     5/19/2009       39,000        41,828
United Mexican States                                              6.625      3/3/2015       20,000        20,200
                                                                                                        ---------
Total Sovereign Bonds (Cost $65,037)                                                                       62,028
                                                                                                        ---------
Yankee Bonds--5.5%
Amvescap PLC                                                       5.375     2/27/2013       35,000        33,482
Bank of Scotland 144A                                              7.000      4/1/2049       10,000        10,125
BHP Billiton Finance                                               5.250    12/15/2015       10,000         9,484

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Par          Value
Security Description                                                Rate      Maturity       Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Yankee Bonds (continued)
British Sky Broadcasting PLC                                       6.875%    2/23/2009      $28,000      $ 28,667
Deutsche Telekom International Finance BV                          8.250     6/15/2030       30,000        34,637
Falconbridge Ltd.                                                  5.375      6/1/2015        5,000         4,558
Falconbridge Ltd.                                                  6.000    10/15/2015       10,000         9,522
ING Groep NV                                                       5.775    11/30/2049       15,000        14,234
National Westminster Bank PLC                                      7.750    10/16/2007       77,000        78,712
Northern Rock PLC 144A                                             5.600     4/30/2014       90,000        84,634
Potash Corp. of Saskatchewan                                       4.875      3/1/2013       36,000        33,861
Royal KPN NV                                                       8.375     10/1/2030       35,000        37,574
St. George Bank Ltd. 144A                                          5.300    10/15/2015       51,000        48,275
Telecom Italia Capital SA                                          4.875     10/1/2010       25,000        23,905
Teva Pharmaceutical Finance LLC                                    6.150      2/1/2036       10,000         8,979
                                                                                                        ---------
Total Yankee Bonds (Cost $487,505)                                                                        460,649
                                                                                                        ---------
PASS THRU SECURITIES--42.0%
Agency Pass Thru--29.0%
FHLMC Gold                                                         4.500     10/1/2009       44,408        43,119
FHLMC Gold                                                         4.500      4/1/2010       46,606        45,077
FHLMC Gold                                                         3.500      9/1/2010        6,985         6,522
FNMA                                                               4.000      5/1/2010       51,217        48,629
FNMA                                                               3.530      7/1/2010       36,972        34,226
FNMA                                                               5.000     10/1/2011       64,305        62,671
FNMA                                                               4.060      6/1/2013       28,000        25,479
FNMA                                                               4.500     11/1/2014       29,229        27,864
FNMA                                                               6.500     12/1/2015        9,091         9,216
FNMA                                                               6.000      7/1/2017        8,566         8,599
FNMA                                                               5.500     11/1/2024       88,135        85,672
FNMA                                                               5.500     12/1/2024       21,975        21,361
FNMA                                                               5.500      1/1/2025       67,505        65,618
FNMA                                                               7.500      2/1/2029       11,997        12,440
FNMA                                                               7.500      9/1/2029          883           916
FNMA                                                               7.000     11/1/2031        2,571         2,636
FNMA                                                               7.000      5/1/2032       21,888        22,423
FNMA                                                               7.000      6/1/2032       33,481        34,299
FNMA                                                               5.500      2/1/2033      123,882       119,526
FNMA                                                               5.500      1/1/2034       41,212        39,757
FNMA (TBA) (d)                                                     4.500      7/1/2021      150,000       141,750
FNMA (TBA) (d)                                                     5.000      7/1/2021      275,000       264,773
FNMA (TBA) (d)                                                     5.500      7/1/2021       80,000        78,500
FNMA (TBA) (d)                                                     6.000      7/1/2021      215,000       215,739
FNMA (TBA) (d)                                                     4.500      8/1/2021       90,000        85,022
FNMA (TBA) (d)                                                     6.000      8/1/2021      110,000       110,275
FNMA (TBA) (d)                                                     5.000      7/1/2036      250,000       233,672
FNMA (TBA) (d)                                                     5.500      7/1/2036      365,000       350,514
FNMA Grantor Trust 2001-T6 B                                       6.088     5/25/2011       76,000        77,470
FNMA Grantor Trust 2002-T11 A                                      4.769     4/25/2012       29,852        29,203
GNMA                                                               3.360     8/16/2022       61,044        57,918
GNMA                                                               8.000     8/15/2025       10,851        11,517
GNMA                                                               8.000    11/15/2025       15,026        15,949
GNMA                                                               8.000     5/15/2026        3,232         3,433

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Par          Value
Security Description                                                    Rate        Maturity       Value       (Note 1A)
--------------------------------------------------------------------------------------------------------------------------
Agency Pass Thru (continued)
GNMA                                                                    8.000%     11/15/2026     $11,488     $   12,201
GNMA                                                                    6.500       7/15/2032      10,487         10,627
                                                                                                              ----------
                                                                                                               2,414,613
                                                                                                              ----------
NonAgency Pass Thru--13.0%
Banc of America Commercial Mortgage, Inc. 2005-2 A2                     4.247       7/10/2043      44,000         43,057
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                 4.240       8/13/2039      43,000         40,572
Bear Stearns Commercial Mortgage Securities 2005-T20 A2                 5.127      10/12/2042      45,000         43,940
Calwest Industrial Trust 2002-CALW A 144A                               6.127       2/15/2017      82,000         83,456
Chase Commercial Mortgage Securities Corp. 1997-1 D                     7.370       6/19/2029      39,000         39,339
Chase Commercial Mortgage Securities Corp. 1997-1 E                     7.370       6/19/2029      67,000         67,614
Chase Commercial Mortgage Securities Corp. 1997-2 C                     6.600      12/19/2029      75,000         75,698
Citigroup/Deutsche Bank Commercial Mortgage 2005-CD1 A2FX               5.269       7/15/2044      20,000         19,616
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate 144A       5.389       5/15/2023      20,000         20,006
Crown Castle Towers LLC, 2005-1A D 144A                                 5.612       6/15/2035      45,000         43,817
DLJ Commercial Mortgage Corp. 1998-CF2 A1B                              6.240      11/12/2031      40,000         40,411
DLJ Commercial Mortgage Corp. 1998-CF2 B1                               7.274      11/12/2031     100,000        102,977
JP Morgan Chase Commercial Mortgage Security Co. 2005-LDP4 A2           4.790      10/15/2042      30,000         28,921
JP Morgan Chase Commercial Mortgage Security Co. 2005-LDP5 A2           5.198      12/15/2044      20,000         19,550
JP Morgan Chase Commercial Mortgage Security Co. 2006-LDP6 A2           5.379       4/15/2043      10,000          9,834
LB Commercial Conduit Mortgage Trust 1999-C1 B                          6.930       6/15/2031      27,000         27,840
LB-UBS Commercial Mortgage Trust 2006-C3 A2                             5.532       3/15/2039      20,000         19,830
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2                         4.960       7/12/2038      25,000         24,272
Morgan Stanley Capital 1998-HF1 E                                       7.516       3/15/2030      74,000         75,691
Morgan Stanley Capital I 1999-CAM1 A4                                   7.020       3/15/2032      35,023         35,864
Morgan Stanley Capital I 2006-T21 A2                                    5.090      10/12/2052      25,000         24,365
Morgan Stanley Dean Witter Capital I 2001-PPM A2                        6.400       2/15/2031      27,000         27,380
Morgan Stanley Dean Witter Capital I 2001-PPM A3                        6.540       2/15/2031      21,802         22,170
Mortgage Capital Funding, Inc. 1997-MC2 C                               6.881      11/20/2027      70,000         70,721
Washington Mutual Asset Securities Corp. 2003-C1A A 144A                3.830       1/25/2035      82,646         78,619
                                                                                                              ----------
                                                                                                               1,085,560
                                                                                                              ----------
Total Pass Thru Securities (Cost $3,607,820)                                                                   3,500,173
                                                                                                              ----------
U.S. Treasury Obligations--11.1%
U.S. Treasury Bond                                                      5.250      11/15/2028      25,000         24,883
U.S. Treasury Bond                                                      4.500       2/15/2036     179,000        160,499
U.S. Treasury Inflation Indexed Bonds (b)                               3.000       7/15/2012     184,861        190,364
U.S. Treasury Note                                                      4.875       4/30/2008      10,000          9,946
U.S. Treasury Note                                                      5.125       5/15/2016     280,000        279,672
U.S. Treasury Note (b)                                                  4.500       2/28/2011      30,000         29,253
U.S. Treasury Note (b)                                                  3.000      12/31/2006      34,000         33,619
U.S. Treasury Note (b)                                                  4.750       5/15/2014      59,000         57,555
U.S. Treasury Note (b)                                                  7.000       7/15/2006     150,001        150,051
                                                                                                              ----------
Total U.S. Treasury Obligations (Cost $940,084)                                                                  935,842
                                                                                                              ----------
TOTAL BONDS AND NOTES (Cost $10,298,255)                                                                       9,992,937
                                                                                                              ----------
                                                                                                 Contract
PURCHASED OPTIONS--0.0%                                                                            Size
                                                                                                 --------

U.S. Treasury Note 4.50% Call, Strike Price 101.07, 9/19/06 (Cost $547)                           350,000             27
                                                                                                              ----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                         Par        Value
Security Description                                                             Rate      Maturity     Value     (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS
U.S. Treasury--0.6%
U.S. Treasury Bill (e) (f) (Cost $49,554)                                        4.720%    9/7/2006   $ 50,000  $    49,554
                                                                                                                -----------
INVESTMENT OF CASH COLLATERAL--6.1%                                                                    Shares
                                                                                                      --------
BlackRock Cash Strategies L.L.C. (g) (Cost $504,451)                             5.140                 504,451      504,451
                                                                                                                -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $10,852,807)                                                                10,546,969
                                                                                                                -----------
AFFILIATED INVESTMENTS--1.9%
Dreyfus Institutional Preferred Plus Money Market Fund (g) (h) (Cost $157,535)   5.320                 157,535      157,535
                                                                                                                -----------
Total Investments--128.6% (Cost $11,010,342)                                                                     10,704,504
                                                                                                                -----------
Liabilities in Excess of Other Assets--(28.6%)                                                                   (2,379,339)
                                                                                                                -----------
NET ASSETS--100.0%                                                                                              $ 8,325,165
                                                                                                                ===========

Notes to Schedule of Investments
144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $733,547 or 8.81% of net assets.
FHLMC--Federal Home Loan Mortgage Company
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
REIT--Real Estate Investment Trust
TBA--To Be Announced
(a)  Variable Rate Security; rate indicated as of June 30, 2006.
(b)  Security, or a portion of thereof, was on loan at June 30, 2006.
(c)  Zero coupon security.
(d)  Delayed Delivery contract.
(e)  Rate noted is yield to Maturity.
(f)  Denotes all of part of security pledged as collateral.
(g)  Stated yield is the seven day yield for the fund at June 30, 2006.
(h)  Affiliated institutional money market fund.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2006, the Fund held the following open swap agreements:

Credit Default Swaps                     Reference              Buy/Sell   (Pay)/Receive   Expiration    Notional    Unrealized/
Counterparty                               Entity              Protection+   Fixed Rate       Date        Amount   (Depreciation)
----------------------------------------------------------------------------------------------------------------------------------
Citigroup               Centurytel, Inc., 7.875% due 8/15/2012     Buy        (1.19%)       9/20/2015     $65,000    $  (270)
Deutsche Bank      Koninklijike KPN N.V., 8.00% due 10/01/2010     Buy        (0.85%)      12/20/2010      50,000       (441)
JPMorgan           Koninklijike KPN N.V., 8.00% due 10/01/2010     Buy        (0.86%)      12/20/2010      60,000       (553)
Morgan Stanley                V.F. Corp., 8.50% due 10/01/2010     Buy        (0.72%)       6/20/2016      30,000       (332)
Morgan Stanley                V.F. Corp., 8.50% due 10/01/2010     Buy        (0.46%)       6/20/2011      30,000       (205)
Morgan Stanley                V.F. Corp., 8.50% due 10/01/2010     Buy        (0.45%)       6/20/2011      15,000        (96)
Morgan Stanley                V.F. Corp., 8.50% due 10/01/2010     Buy        (0.45%)       6/20/2011      45,000       (288)
                                                                                                                     --------
                                                                                                                     $(2,185)
                                                                                                                     ========

+ If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

                                                Pay/Receive                                                 Unrealized
Interest Rate Swaps                              Floating                    Expiration       Notional     Appreciation/
Counterparty            Floating Rate Index        Rate       Fixed Rate        Date           Amount     (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch             USD--LIBOR--BBA             Pay       4.1725%       5/13/2008        $200,000      $(4,957)
Merrill Lynch             USD--LIBOR--BBA         Receive       4.6425%       5/13/2015         200,000       14,240
                                                                                                             -------
                                                                                                             $ 9,283
                                                                                                             =======

At June 30, 2006, the Fund held the following futures contracts:

                                                                      Underlying Face     Unrealized
Contract                              Position      Expiration Date   Amount at Value     Gain/(Loss)
---------------------------------------------------------------------------------------------------------
US 10 Year Treasury (6 Contracts)      Short           9/29/2006        $1,216,688         $ 4,313
US 5 Year Treasury (12 Contracts)      Long            9/29/2006         1,240,875          (7,715)
                                                                                           -------
                                                                                           $(3,402)
                                                                                           =======

 The Fund held the following written option contract at June 30, 2006:

                                                          Expiration
Written Put Option                     Strike Price          Date         Contracts      Premium      Value
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 4.50% Put             96.164            9/19/2006          1           $ 355      $ (587)
                                                                            =====         =====      =======

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $474,732 (Note 7))
    Unaffiliated issuers, at value (Note 1A) (cost $10,852,807)                                                 $10,546,969
    Affiliated issuers, at value (Note 1A) (cost $157,535)                                                          157,535
  Receivable for securities sold                                                                                    229,930
  Interest receivable                                                                                                76,323
  Unrealized appreciation on swap contracts (Note 6)                                                                 14,240
  Receivable for variation margin on open futures contracts (Note 6)                                                  1,875
                                                                                                                -----------
    Total assets                                                                                                 11,026,872
Liabilities
  Payable for investments purchased                                                              $2,167,806
  Payable for Fund shares redeemed                                                                      681
  Collateral for securities on loan (Note 7)                                                        504,451
  Payable to brokers (Note 6)                                                                         2,706
  Options written, at value (premium received $355) (Note 6)                                            587
  Unrealized depreciation on swap contracts (Note 6)                                                  7,142
  Accrued professional fees                                                                           9,755
  Accrued accounting, administration, custody and transfer agent fees (Note 2)                        6,742
  Accrued trustees' fees and expenses (Note 2)                                                          975
  Accrued chief compliance officer fees (Note 2)                                                        325
  Other accrued expenses and liabilities                                                                537
                                                                                                 ----------
    Total liabilities                                                                                             2,701,707
                                                                                                                -----------
Net Assets                                                                                                      $ 8,325,165
                                                                                                                ===========
Net Assets consist of:
  Paid-in capital                                                                                               $ 8,765,784
  Accumulated net realized loss                                                                                    (117,305)
  Net investment loss                                                                                               (20,940)
  Net unrealized depreciation                                                                                      (302,374)
                                                                                                                -----------
Total Net Assets                                                                                                $ 8,325,165
                                                                                                                ===========
Shares of beneficial interest outstanding                                                                           459,363
                                                                                                                ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                               $     18.12
                                                                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                            Statements of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income                                                                                                $ 214,414
  Income from affiliated investment (Note 1F)                                                                        5,223
  Security lending income (Note 7)                                                                                     256
                                                                                                                 ---------
    Total investment income                                                                                        219,893
Expenses
  Investment advisory fee (Note 2)                                                               $  17,769
  Accounting, administration, custody and transfer agent fees (Note 2)                              29,210
  Professional fees                                                                                 12,488
  Registration fees                                                                                 15,256
  Trustees' fees and expenses (Note 2)                                                                 837
  Insurance expense                                                                                  4,987
  Chief compliance officer expense (Note 2)                                                          1,979
  Miscellaneous expenses                                                                             1,045
                                                                                                 ---------
    Total expenses                                                                                  83,571
Deduct:
  Waiver of investment advisory fee (Note 2)                                                       (17,769)
  Reinbursement of fund operating expenses (Note 2)                                                (48,032)
                                                                                                 ---------
  Total expense deductions                                                                         (65,801)
                                                                                                 ---------
    Net expenses                                                                                                    17,770
                                                                                                                 ---------
      Net investment income                                                                                        202,123
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                                    (81,469)
    Financial futures transactions                                                                 (12,912)
    Written options transactions                                                                     1,215
    Swap transactions                                                                               (2,035)
                                                                                                 ---------
      Net realized gain (loss)                                                                                     (95,201)
Change in unrealized appreciation (depreciation) on:
  Investments                                                                                     (177,125)
  Financial futures contracts                                                                       (6,683)
  Written options contracts                                                                         (1,306)
  Swap contracts                                                                                     5,901
                                                                                                 ---------
    Net change in unrealized appreciation (depreciation)                                                          (179,213)
                                                                                                                 ---------
  Net realized and unrealized gain (loss) on investments                                                          (274,414)
                                                                                                                 ---------
Net (Decrease) in Net Assets from Operations                                                                     $ (72,291)
                                                                                                                 =========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  For the
                                                                             Six Months Ended        For the
                                                                               June 30, 2006        Year Ended
                                                                                (Unaudited)      December 31, 2005
                                                                             ----------------    -----------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income (loss)                                                  $  202,123         $ 1,385,478
  Net realized gain (loss)                                                         (95,201)            128,310
  Change in net unrealized appreciation (depreciation)                            (179,213)           (512,157)
                                                                                ----------         -----------
  Net increase (decrease) in net assets from investment operations                 (72,291)          1,001,631
                                                                                ----------         -----------
Distributions to Shareholders (Note 1C)
  From net investment income                                                      (216,041)         (1,470,098)
  From net realized gains on investments                                                --            (300,897)
                                                                                ----------         -----------
  Total distributions to shareholders                                             (216,041)         (1,770,995)
                                                                                ----------         -----------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                 193,719           5,230,124
  Value of shares issued to shareholders in reinvestment of distributions          191,774             942,835
  Cost of shares redeemed                                                         (866,619)        (47,909,871)
                                                                                ----------         -----------
  Net increase (decrease) in net assets from Fund share transactions              (481,126)        (41,736,912)
                                                                                ----------         -----------
Total Increase (Decrease) in Net Assets                                           (769,458)        (42,506,276)
Net Assets
  At beginning of period                                                         9,094,623          51,600,899
                                                                                ----------         -----------
  At end of period [including distributions in excess of
    net investment income of ($20,940) and ($7,022)]                            $8,325,165          $9,094,623
                                                                                ==========          ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                          For the
                                                      Six Months Ended                    Year Ended December 31,
                                                       June 30, 2006     ---------------------------------------------------------
                                                        (Unaudited)        2005        2004         2003        2002        2001
                                                        -----------        ----        ----         ----        ----        ----
Net Asset Value, Beginning of Period                     $ 18.73        $ 20.01     $ 20.31      $ 20.80     $ 20.41     $ 20.65
                                                         -------        -------     -------      -------     -------     -------
From Operations:
 Net investment income * (a)                                0.42           0.80        0.74         0.69        0.89        1.27
 Net realized and unrealized gain (loss) on investments    (0.57)         (0.28)       0.17         0.09        0.79        0.59
                                                         -------        -------     -------      -------     -------     -------
Total from investment operations                           (0.15)          0.52        0.91         0.78        1.68        1.86
                                                         -------        -------     -------      -------     -------     -------
Less Distributions to Shareholders:
   From net investment income                              (0.46)         (1.27)      (0.80)       (0.78)      (0.91)      (1.30)
   From net realized gain on investments                      --          (0.53)      (0.41)       (0.49)      (0.38)      (0.80)
                                                         -------        -------     -------      -------     -------     -------
Total distributions to shareholders                        (0.46)         (1.80)      (1.21)       (1.27)      (1.29)      (2.10)
                                                         -------        -------     -------      -------     -------     -------
Net Asset Value, End of Period                           $ 18.12        $ 18.73     $ 20.01      $ 20.31     $ 20.80     $ 20.41
                                                         =======        =======     =======      =======     =======     =======
Total Return (b)                                           (0.80%)(c)      2.63%       4.53%        3.81%       8.44%       9.21%
Ratios/Supplemental Data:
   Expenses (to average daily net assets) *                 0.40%(d)       0.40%       0.40%        0.40%       0.40%       0.21%
   Net Investment Income (to average daily net assets)*     4.58%(d)       3.98%       3.59%        3.30%       4.30%       6.00%
   Portfolio Turnover: (e)
      Inclusive                                              150%(c)         336%       275%         457%        391%        357%
      Exclusive                                               57%(c)         119%       127%          --          --          --
   Net Assets, End of Period (000's omitted)             $ 8,325        $ 9,095     $51,601      $62,624     $84,101     $63,564

---------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income (a)                 $ 0.28       $ 0.68   $ 0.67   $ 0.63   $ 0.83   $ 1.17
     Ratios (to average daily net assets):
     Expenses                                    1.89%(d)     1.02%    0.75%    0.70%    0.69%    0.68%
     Net investment income                       3.09%(d)     3.36%    3.24%    3.00%    4.01%    5.53%

(a)  Calculated based on average shares outstanding.
(b)  Total return would have been lower in the absence of expense waivers
(c)  Not annualized.
(d)  Computed on an annualized basis.
(e) Beginning in 2004, the portfolio turnover ratio is presented inclusive and exclusive of the effect of rolling forward purchase commitments.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Investment Grade Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consistent with preserving principal and liquidity, primarily through the generation of current income and, to a lesser extent, capital appreciation. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in investment grade fixed income securities including, but not limited to, government, agency, corporate and mortgage and asset-backed issues.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A.   Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales and amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     E.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F.   Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and Other Transactions With Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory, administrative services, and general office facilities, is payable monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.40% of the Fund's average daily net assets for the six months ended June 30, 2006. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily waived its investment advisory fee in the amount of $17,769 and reimbursed the Fund $48,032 for other operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $2,688 during the six months ended June 30, 2006.

     The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $26,522 during the six months ended June 30, 2006.

     The Fund also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $103 for the six months ended June 30, 2006. See Note 7 for further details.

     The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. The Fund was not charged for printing and fulfillment services during the six months ended June 30, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,979. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts. For the six months ended June 30, 2006, the Fund did not pay an administrative service fee to Mellon Private Wealth Management.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                       Purchases              Sales
                                                      -----------         -----------
U.S. Government Securities                            $ 5,354,624         $ 5,111,672
                                                      ===========         ===========
Investments (non-U.S. Government Securities)          $ 1,412,359         $   611,707
                                                      ===========         ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                           For the            For the
                                                                       Six Months Ended      Year Ended
                                                                        June 30, 2006     December 31, 2005
                                                                       ----------------   -----------------
Shares sold                                                                 10,343             261,106
Shares issued to shareholders reinvestment of distributions declared        10,511              48,779
Shares redeemed                                                            (47,068)         (2,402,674)
                                                                           -------          ----------
Net increase (decrease)                                                    (26,214)         (2,092,789)
                                                                           =======          ==========

     At June 30, 2006, two shareholders of record held approximately 97.1% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund did not collect any redemption fees.

(5)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost                                                    $ 11,010,342
                                                                  ============
Gross Unrealized appreciation                                            6,883
Gross Unrealized depreciation                                         (312,721)
                                                                  ------------
Net unrealized appreciation/(depreciation)                        $   (305,838)
                                                                  ============


(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     During the six months ended June 30, 2006, the Fund entered into the following transactions:

                                                Number of
Written Put Option Transactions                 Contracts          Premiums
                                                ---------          --------
Outstanding, beginning of period                       1           $  1,188
Options written                                        4              1,819
Options expired                                       (2)            (1,813)
Options closed                                        (2)              (839)
                                                ---------          --------
Outstanding, end of period                             1           $    355
                                                =========          ========

                                                Number of
Written Call Option Transactions                Contracts          Premiums
                                                ---------          --------
Outstanding, beginning of period                       0           $      0
Options written                                        1                267
Options expired                                       (1)              (267)
Options closed                                         0                  0
                                                ---------          --------
Outstanding, end of period                             0           $      0
                                                =========          ========

     At June 30, 2006, the Fund held written options. See the Schedule of Investments for further details.

     Futures contracts

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2006, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Swap Agreements

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities, and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Fund held open swap agreements. See the Schedule of Investments for further details.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

     The Fund loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $13,579 of which, $13,323 was rebated to borrowers or paid in fees. At June 30, 2006, the Fund had securities valued at $474,732 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  Delayed Delivery Transactions:

     The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

                   Mellon Institutional Funds Investment Trust
                   Standish Mellon Investment Grade Bond Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     The Fund may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     For six months ended June 30, 2006, the Fund held delayed delivery securities. See the Schedule of Investments for further details.

(9)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For six months ended June 30, 2006, the facility fee was $0 for the Fund.

     For the six months ended June 30, 2006, the Fund did not borrow from the credit facility.

(10) Subsequent Event:

     In response to total redemption requests submitted by the Fund's remaining shareholders, the Fund began the process of dissolving and winding up its business. On July 14, 2006 the Fund sent a liquidating distribution to its remaining shareholders, in cash and partly consisting of portfolio securities, equal to the shareholders' proportionate interest in the net assets of the Fund. As of such date, the Fund was dissolved in accordance with the Fund's Declaration of Trust.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                           Principal
Name                                           Term of Office            Occupation(s)
Address, and                   Position(s)     and Length of              During Past
Date of Birth                Held with Trust    Time Served                 5 Years
------------------------------------------------------------------------------------------------------------
Samuel C. Fleming               Trustee         Trustee since           Chairman Emeritus,
c/o Decision Resources, Inc.                    11/3/1986               Decision Resources, Inc.
260 Charles Street                                                      ("DRI")(biotechnology
Waltham, MA 02453                                                       research and consulting
9/30/40                                                                 firm); formerly Chairman
                                                                        of the Board and Chief
                                                                        Executive Officer, DRI

Caleb Loring III                Trustee          Trustee since          Trustee, Essex Street
c/o Essex Street Associates                      11/3/1986              Associates (family
P.O. Box 5600                                                           investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman            Trustee          Trustee since          William Joseph Maier,
c/o Harvard University                           9/13/1989              Professor of Political
Littauer Center 127                                                     Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt                  Trustee          Trustee since          Trustee, Mertens House,
P.O. Box 2333                                    11/3/1986              Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard        Trustee, President    Since 2003             President and Chief
The Boston Company             and Chief                                Operating Officer of
Asset Management, LLC      Executive Officer                            The Boston Company
One Boston Place                                                        Asset Management, LLC;
Boston, MA 02108                                                        formerly Senior Vice President
7/24/65                                                                 and Chief Operating Officer,
                                                                        Mellon Asset Management
                                                                        ("MAM") and Vice President and
                                                                        Chief Financial Officer, MAM

                              Number of
                            Portfolios in      Other           Trustee
Name                        Fund Complex   Directorships     Remuneration
Address, and                 Overseen by      Held by       (period ended
Date of Birth                  Trustee        Trustee       June 30, 2006)
--------------------------------------------------------------------------------------------
Samuel C. Fleming                 34            None            $284
c/o Decision Resources, Inc.
260 Charles Street
Waltham, MA 02453
9/30/40



Caleb Loring III                  34            None            $291
c/o Essex Street Associates
P.O. Box 5600
Beverly, MA 01915
11/14/43

Benjamin M. Friedman              34            None            $284
c/o Harvard University
Littauer Center 127
Cambridge, MA 02138
8/5/44

John H. Hewitt                    34            None            $284
P.O. Box 2333
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard               34            None            $0
The Boston Company
Asset Management, LLC
One Boston Place
Boston, MA 02108
7/24/65

Principal Officers who are Not Trustees

Name                                                     Term of Office
Address, and                             Position(s)      and Length of    Principal Occupation(s)
Date of Birth                           Held with Trust    Time Served     During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                        Vice President    Since 2003      Senior Vice President and Head of Operations,
Mellon Asset Management                  and Secretary                     Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                           Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                       Vice President  Vice President    Vice President and Mutual Funds Controller,
Mellon Asset Management                   and Treasurer    since 1999;     Mellon Asset Management; formerly Assistant Vice
One Boston Place                                            Treasurer      President and Mutual Funds Controller, Standish
Boston, MA 02108                                           since 2002      Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                       Assistant Vice    Since 1996      Vice President and Manager, Mutual Funds
Mellon Asset Management                    President                       Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                           President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                           Standish Mellon Asset Management Company, LLC
8/19/51

Cara E. Hultgren                         Assistant Vice    Since 2001      Assistant Vice President and Manager of Compliance,
Mellon Asset Management                    President                       Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                           of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                           Representative, Standish Mellon Asset Management
1/19/71                                                                    Company, LLC

Mary T. Lomasney                             Chief         Since 2005      First Vice President, Mellon Asset Management and
Mellon Asset Management                    Compliance                      Chief Compliance Officer, Mellon Funds Distributor,
One Boston Place                            Officer                        L.P. and Mellon Optima L/S Strategy Fund, LLC; formerly
Boston, MA 02108                                                           Director, Blackrock, Inc., Senior Vice President,
4/8/57                                                                     State Street Research & Management Company
                                                                           ("SSRM"), and Vice President, SSRM

                                       23
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



                             [Logo] Mellon
                                    --------------------------
                                    Mellon Institutional Funds


                                    One Boston Place
                                    Boston, MA 02108-4408
                                    800.221.4795
                                    www.melloninstitutionalfunds.com


                                                                      6946SA0606

                                                [LOGO]Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report               Standish Mellon
                                Opportunistic High Yield Fund
--------------------------------------------------------------------------------
June 30, 2006 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund's web site at http://melloninstitutionalfunds.com.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://melloninstitutionalfunds.com or the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                  Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

                     Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                      Expenses Paid
                                                        Beginning               Ending               During Period+
                                                      Account Value          Account Value          January 1, 2006
                                                     January 1, 2006         June 30, 2006          to June 30, 2006
----------------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000.00               $1,013.70                 $0.50
Hypothetical (5% return
  per year before expenses)                             $1,000.00               $1,024.30                 $0.50
-----------
+    Expenses are equal to the Fund's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by
     181/365 (to reflect the one-half year period).

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

              Portfolio Information as of June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                  Percentage of
Top Ten Holdings*                                      Rate                   Maturity             Investments
-----------------------------------------------------------------------------------------------------------------
Chevy Chase Bank FSB                                   6.875                 12/1/2013                 2.4%
AES Corp. 144A                                         8.750                 5/15/2013                 1.7
Freescale Semiconductor, Inc.                          6.875                 7/15/2011                 1.7
Nevada Power Co.                                       6.500                 4/15/2012                 1.7
Owens-Illinois, Inc.                                   7.500                 5/15/2010                 1.2
Transcontinental Gas Pipe Line Corp.                   8.875                 7/15/2012                 1.1
Speedway Motorsports, Inc.                             6.750                  6/1/2013                 1.0
Invista 144A                                           9.250                  5/1/2012                 1.0
Qwest Communications International                     7.500                 2/15/2014                 1.0
Kaupthing Bank 144A                                    7.125                 5/19/2016                 1.0
                                                                                                     -----
                                                                                                      13.8%


*    Excluding short-term investments and investment of cash collateral.

Summary of Combined Ratings
-----------------------------------------------------------------------------------------------------------------
                                                           Percentage of
Quality Breakdown                                           Investments
-----------------------------------------------------------------------------------------------------------------
AA                                                              0.1%
A                                                               1.3
BBB                                                             8.6
BB                                                             47.3
B                                                              42.3
CCC                                                             0.4
                                                              -----
   Total                                                      100.0%

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher category.

                                                                  Percentage of
Summary of Industries                                              Investments
--------------------------------------------------------------------------------
Agency                                                                 0.4%
Banking                                                                4.0
Basic industry                                                         9.5
Brokerage                                                              1.2
Capital goods                                                         12.9
Consumer cyclical                                                      7.5
Consumer non-cyclical                                                  7.7
Energy                                                                 8.4
Insurance                                                              0.5
Media                                                                  5.8
Municipals                                                             1.3
Real estate                                                            0.8
Services cyclical                                                     13.0
Services non-cyclical                                                  3.7
Technology                                                             3.2
Telecommunications                                                     8.6
Utility                                                               11.5
                                                                    ------
                                                                    100.0%

The Fund is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                               Par          Value
Security Description                                                        Rate          Maturity            Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--105.3%

BONDS AND NOTES--97.7%

Collateralized Mortgage Obligations--0.3%
Global Signal Trust 2006-1 F 144A (Cost $50,000)                           7.036%        2/15/2036     USD   $50,000    $    49,305

Convertible Corporate Bonds--0.5%                                                                                       -----------
Centerpoint Energy, Inc. 144A CVT                                          2.875         1/15/2024            25,000         26,000
Xcel Energy, Inc. 144A                                                     7.500        11/21/2007            40,000         63,450
                                                                                                                        -----------
Total Convertible Corporate Bonds (Cost $65,000)                                                                             89,450
                                                                                                                        -----------
Corporate--84.7%

Banking--2.6%
Chevy Chase Bank FSB                                                       6.875         12/1/2013           430,000        430,000
                                                                                                                         ----------
Basic Industry--7.0%
Airgas, Inc.                                                               6.250         7/15/2014            25,000         23,375
Arch Western Finance                                                       6.750          7/1/2013            55,000         52,663
BCP Crystal Holding Corp.                                                  9.625         6/15/2014           116,000        125,860
Earle M Jorgenson Co.                                                      9.750          6/1/2012           100,000        106,500
Equistar Chemicals LP/ Equistar Funding Corp.                             10.125          9/1/2008            60,000         63,150
Equistar Chemicals LP/Equistar Funding Corp.                              10.625          5/1/2011            15,000         16,106
Freeport-McMoRan Copper & Gold, Inc.                                       6.875          2/1/2014            70,000         67,375
Freeport-McMoRan Copper & Gold, Inc. (a)                                  10.125          2/1/2010            40,000         42,450
Georgia-Pacific Corp.                                                      8.000         1/15/2024            75,000         70,875
Jefferson Smurfit Corp. US (a)                                             8.250         10/1/2012            35,000         32,813
KRATON Polymers LLC/Capital Corp.                                          8.125         1/15/2014            15,000         14,888
Lyondell Chemical Co.                                                      9.625          5/1/2007            50,000         50,750
Nalco Co.                                                                  7.750        11/15/2011           120,000        119,700
Neenah Paper, Inc.                                                         7.375        11/15/2014            10,000          9,200
Peabody Energy Corp.                                                       6.875         3/15/2013           105,000        103,163
PQ Corp.                                                                   7.500         2/15/2013            10,000          9,400
Steel Dynamics, Inc.                                                       9.500         3/15/2009           100,000        103,000
Stone Container Corp.                                                      8.375          7/1/2012            70,000         66,150
Temple-Inland                                                              6.625         1/15/2018            80,000         79,595
Westlake Chemical Corp.                                                    6.625         1/15/2016            25,000         23,094
                                                                                                                        -----------
                                                                                                                          1,180,107
                                                                                                                        -----------
Brokerage--0.1%
E*Trade Financial Corp.                                                    8.000         6/15/2011            20,000         20,400
                                                                                                                        -----------
Capital Goods--12.2%
Alliant Techsystems, Inc.                                                  6.750          4/1/2016            25,000         24,063
Alliant Techsystems, Inc. 144A                                             2.750         2/15/2024            35,000         37,494
Ball Corp.                                                                 6.875        12/15/2012            95,000         93,100
Berry Plastics                                                            10.750         7/15/2012            40,000         43,300
Compression Polymers Holdings 144A                                        10.500          7/1/2013            35,000         35,700
Crown Americas Inc. 144A                                                   7.625        11/15/2013           130,000        127,725
Crown Americas Inc. 144A                                                   7.750        11/15/2015           140,000        137,900
Crown Cork & Seal Co, Inc.                                                 8.000         4/15/2023           150,000        138,375
Douglas Dynamics LLC 144A                                                  7.750         1/15/2012           155,000        147,250
Esterline Technologies Corp.                                               7.750         6/15/2013            70,000         70,875
Gibraltar Industries, Inc. 144A                                            8.000         12/1/2015            30,000         29,850
Goodman Global Holdings (b)                                                8.329         6/15/2012            72,000         72,180
L-3 Communications Corp.                                                   7.625         6/15/2012           150,000        152,250
L-3 Communications Corp.                                                   6.375        10/15/2015            25,000         23,875

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
------------------------------------------------------------------

                                                                                                               Par          Value
Security Description                                                        Rate          Maturity            Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Goods (continued)
L-3 Communications Corp. 144A (a)                                          3.000%         8/1/2035        $   25,000    $    24,375
Leucadia National Corp.                                                    7.000         8/15/2013            75,000         72,750
Norcraft Finance Co.                                                       9.000         11/1/2011            40,000         40,700
Owens-Brockway                                                             7.750         5/15/2011           155,000        156,163
Owens-Illinois, Inc. (a)                                                   7.500         5/15/2010           210,000        205,275
Plastipak Holdings, Inc. 144A                                              8.500        12/15/2015           110,000        110,000
Silgan Holdings, Inc.                                                      6.750        11/15/2013           120,000        117,000
Solo Cup Co. (a)                                                           8.500         2/15/2014            50,000         43,250
Terex Corp.                                                                7.375         1/15/2014           105,000        104,475
Texas Industries Inc.                                                      7.250         7/15/2013            40,000         39,600
                                                                                                                        -----------
                                                                                                                          2,047,525
                                                                                                                        -----------
Consumer Cyclical--6.3%
Cooper Standard Auto                                                       8.375        12/15/2014            35,000         27,606
Domino's, Inc.                                                             8.250          7/1/2011            26,000         26,975
Ford Motor Credit Corp.                                                    6.320         9/28/2007            75,000         73,407
Ford Motor Credit Corp.                                                    5.625         10/1/2008            70,000         64,754
General Motors Acceptance Corp.                                            7.750         1/19/2010           150,000        149,226
General Motors Acceptance Corp.                                            6.125         1/22/2008            65,000         63,718
Goodyear Tire & Rubber Co./The                                             9.000          7/1/2015            75,000         71,625
INVISTA 144A                                                               9.250          5/1/2012           180,000        189,000
Keystone Automotive Operation, Inc.                                        9.750         11/1/2013            40,000         37,800
Leslie's Poolmart                                                          7.750          2/1/2013            70,000         67,900
Neiman Marcus Group, Inc. 144A (a)                                         9.000        10/15/2015            30,000         31,350
Residential Capital Corp.                                                  6.375         6/30/2010           125,000        123,299
Residential Capital Corp.                                                  6.000         2/22/2011            15,000         14,535
Residential Capital Corp.                                                  6.875         6/30/2015            55,000         54,763
Russell Corp.                                                              9.250          5/1/2010            50,000         52,313
                                                                                                                         ----------
                                                                                                                          1,048,271
                                                                                                                         ----------
Consumer Non-cyclical--6.9%
Alliance One International                                                11.000         5/15/2012            50,000         47,500
Altria Group, Inc.                                                         7.000         11/4/2013            50,000         52,750
Chattem, Inc. (a)                                                          7.000          3/1/2014            60,000         58,200
Church & Dwight Co.,Inc.                                                   6.000        12/15/2012           105,000         97,125
Dean Foods Co.                                                             7.000          6/1/2016            40,000         38,700
Del Monte Corp.                                                            8.625        12/15/2012            65,000         66,950
Elizabeth Arden, Inc.                                                      7.750         1/15/2014            40,000         39,300
Ingles Markets, Inc.                                                       8.875         12/1/2011            60,000         62,775
Rite Aid Corp.                                                            12.500         9/15/2006           140,000        141,400
Rite Aid Corp.                                                             9.500         2/15/2011            75,000         77,813
Scotts Co.                                                                 6.625        11/15/2013           140,000        134,400
Smithfield Foods, Inc.                                                     7.000          8/1/2011            25,000         24,188
Smithfield Foods, Inc.                                                     7.750         5/15/2013            70,000         68,600
Stater Brothers Holdings                                                   8.829         6/15/2010           125,000        126,563
Stater Brothers Holdings                                                   8.125         6/15/2012            65,000         64,188
True Temper Sports, Inc.                                                   8.375         9/15/2011            65,000         59,150
                                                                                                                         ----------
                                                                                                                          1,159,602
                                                                                                                         ----------
Energy--8.3%
Amerigas Partners LP                                                       7.250         5/20/2015            50,000         47,250
Amerigas Partners LP                                                       7.125         5/20/2016            25,000         23,438
Chesapeake Energy Corp.                                                    7.625         7/15/2013            25,000         25,156
Colorado Interstate Gas                                                    6.800        11/15/2015           175,000        168,673
El Paso Natural Gas Co.                                                    8.625         1/15/2022            50,000         54,056

    The accompanying notes are an integral part of the financial statements.

                  Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
------------------------------------------------------------------

                                                                                                               Par          Value
Security Description                                                        Rate          Maturity            Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
Energy (continued)
El Paso Natural Gas Co.                                                    7.500%       11/15/2026          $110,000    $   107,752
El Paso Production Holding Co.                                             7.750          6/1/2013            45,000         45,338
Frontier Oil Corp.                                                         6.625         10/1/2011            25,000         23,938
Houston Exploration Co.                                                    7.000         6/15/2013            40,000         39,400
Newfield Exploration Corp.                                                 7.625          3/1/2011           150,000        151,875
Pacific Energy Part/Finance 144A                                           6.250         9/15/2015            30,000         29,100
Pogo Producing Co.                                                         6.625         3/15/2015            50,000         46,188
Southern Natural Gas Co.                                                   8.875         3/15/2010            25,000         26,406
Tennessee Gas Pipeline Co.                                                 8.375         6/15/2032           150,000        160,419
Transcontinental Gas Pipe Line Corp.                                       8.875         7/15/2012           200,000        220,500
Whiting Petroleum Corp.                                                    7.250          5/1/2013            75,000         71,813
Williams Cos., Inc.                                                        7.875          9/1/2021           140,000        142,100
                                                                                                                        -----------
                                                                                                                          1,383,402
                                                                                                                        -----------
Insurance--0.5%
Hanover Insurance Group                                                    7.625        10/15/2025            90,000         90,219
                                                                                                                        -----------
Media--4.8%
Cablevision Systems Corp. (a) (b)                                          9.620          4/1/2009           125,000        132,500
CSC Holdings,  Inc.                                                        8.125         7/15/2009            70,000         71,225
Dex Media West LLC/Dex Media Finance Co.                                   8.500         8/15/2010            85,000         88,188
Echostar DBS Corp.                                                         5.750         10/1/2008            65,000         63,538
Lamar Media Corp.                                                          7.250          1/1/2013            20,000         19,550
Radio One, Inc.                                                            8.875          7/1/2011            75,000         77,719
RH Donnelley Corp. 144A                                                    8.875         1/15/2016            20,000         20,175
RH Donnelley Finance Corp. 144A                                           10.875        12/15/2012           135,000        148,163
Salem Communications  Corp.                                                7.750        12/15/2010           130,000        129,025
Sinclair Broadcast Group, Inc.                                             4.875         7/15/2018            60,000         52,050
                                                                                                                        -----------
                                                                                                                            802,133
                                                                                                                        -----------
Real Estate--0.8%
BF Saul REIT                                                               7.500          3/1/2014           125,000        126,875
                                                                                                                        -----------
Services: Cyclical--11.8%
CCM Merger, Inc. 144A (a)                                                  8.000          8/1/2013            50,000         47,250
Chumash Casino & Resort Enterprises 144A                                   9.520         7/15/2010           105,000        109,594
Cinemark USA, Inc.                                                         9.000          2/1/2013            75,000         78,750
Cinemark USA, Inc. (c )                                                    9.750         3/15/2014            45,000         34,875
Corrections Corp Of America                                                7.500          5/1/2011            60,000         60,450
Education Management LLC 144A                                              8.750          6/1/2014            50,000         49,500
Gaylord Entertainment Co.                                                  8.000        11/15/2013            55,000         54,931
Hertz Corp. 144A                                                           8.875          1/1/2014            45,000         46,125
Hertz Corp. 144A                                                          10.500          1/1/2016            20,000         21,200
Host Marriott LP                                                           7.000         8/15/2012           100,000         99,125
Isle of Capri Casinos,  Inc.                                               7.000          3/1/2014            90,000         84,938
Mashantucket West Pequot 144A                                              5.912          9/1/2021           150,000        139,263
Mohegan Tribal Gaming  Authority                                           8.000          4/1/2012           175,000        177,844
Mohegan Tribal Gaming Authority                                            7.125         8/15/2014           145,000        140,288
Penn National Gaming,  Inc.                                                6.875         12/1/2011            25,000         24,438
Penn National Gaming,  Inc.                                                6.750          3/1/2015            60,000         55,950
Pokagon Gaming                                                            10.375         6/15/2014           125,000        129,219
Scientific  Games                                                          6.250        12/15/2012            90,000         84,150
Seneca Gaming Corp.                                                        7.250          5/1/2012            25,000         24,219
Speedway Motorsports, Inc.                                                 6.750          6/1/2013           205,000        198,850
Standard Pacific Corp.                                                     6.500         8/15/2010           100,000         93,750

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
------------------------------------------------------------------

                                                                                                               Par          Value
Security Description                                                        Rate          Maturity            Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
Services: Cyclical (continued)
Station Casinos, Inc.                                                      6.000%         4/1/2012          $150,000    $   140,438
Turning Stone Casino Resort Enterprise 144A                                9.125        12/15/2010            45,000         45,450
Williams Scotsman, Inc.                                                    8.500         10/1/2015            30,000         29,625
                                                                                                                        -----------
                                                                                                                          1,970,222
                                                                                                                        -----------
Services: Non-Cyclical--3.3%
Davita, Inc. (a)                                                           7.250         3/15/2015            50,000         48,000
Fisher Scientific International                                            6.750         8/15/2014            65,000         64,756
HCA, Inc.                                                                  7.875          2/1/2011           175,000        178,768
Kinetic Concepts, Inc.                                                     7.375         5/15/2013            91,000         92,593
Psychiatric Solutions, Inc.                                                7.750         7/15/2015            25,000         24,469
Service Corp International 144A                                            8.000         6/15/2017            30,000         28,050
Tenet Healthcare Corp. 144A                                                9.500          2/1/2015           100,000         98,250
WCA Waste Corp.                                                            9.250         6/15/2014            15,000         15,150
                                                                                                                        -----------
                                                                                                                            550,036
                                                                                                                        -----------
Technology & Electronics--2.8%
Communications & Power Industries, Inc.                                    8.000          2/1/2012            25,000         25,250
Freescale Semiconductor, Inc. (a)                                          6.875         7/15/2011           310,000        311,550
Freescale Semiconductor, Inc. (b)                                          7.818         7/15/2009           100,000        102,000
Sungard Data Systems Inc. 144A (a) (b)                                     9.431         8/15/2013            20,000         20,925
                                                                                                                        -----------
                                                                                                                            459,725
                                                                                                                        -----------
Telecommunications--6.5%
Consolidated Communication Holdings, Inc.                                  9.750          4/1/2012            59,000         60,770
Hawaiian Telecom Communication (a)                                        10.789          5/1/2013            30,000         30,300
Intelsat Bermuda International                                            11.250         6/15/2016           100,000        102,500
Nextel Communications, Inc.                                                6.875        10/31/2013            30,000         30,176
Panamsat Corp.                                                             9.000         6/15/2016            15,000         15,225
Qwest Communications International                                         7.500         2/15/2014           185,000        180,375
Qwest Corp.                                                                7.875          9/1/2011           150,000        151,875
Qwest Corp.                                                                7.200        11/10/2026           115,000        104,938
Rural Cellular Corp.                                                       8.250         3/15/2012            50,000         51,313
Wind Acquisition Finance SA 144A                                          10.750         12/1/2015            25,000         26,563
Windstream Corp.144A                                                       8.125          8/1/2013           165,000        168,300
Windstream Corp.144A                                                       8.625          8/1/2016           165,000        168,713
                                                                                                                        -----------
                                                                                                                          1,091,048
                                                                                                                        -----------
Utilities--10.8%
AES Corp.                                                                  9.375         9/15/2010            60,000         64,200
AES Corp.                                                                  8.875         2/15/2011           123,000        129,150
AES Corp. 144A                                                             8.750         5/15/2013           310,000        331,700
CMS Energy Corp.                                                           8.900         7/15/2008           100,000        104,000
Dynegy Holdings, Inc. 144A                                                 8.375          5/1/2016            85,000         83,725
Edison Mission Energy 144A (a)                                             7.500         6/15/2013            40,000         39,200
FPL Energy Wind Funding LLC 144A                                           6.876         6/27/2017            79,200         79,101
Mirant Americas General, Inc.                                              8.300          5/1/2011           100,000         98,750
Mirant North America LLC 144A                                              7.375        12/31/2013           185,000        178,525
MSW Energy Holdings                                                        7.375          9/1/2010            95,000         95,000
MSW Energy Holdings                                                        8.500          9/1/2010            50,000         51,500
Nevada Power Co.                                                           6.500         4/15/2012           300,000        298,398
NorthWestern Corp.                                                         5.875         11/1/2014            35,000         34,290
NRG Energy, Inc.                                                           7.250          2/1/2014            50,000         48,750

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
------------------------------------------------------------------

                                                                                                               Par          Value
Security Description                                                        Rate          Maturity            Value       (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
Utilities (continued)
Reliant Energy, Inc.                                                       9.250%        7/15/2010          $ 30,000    $    30,000
Reliant Energy, Inc.                                                       9.500         7/15/2013            25,000         25,125
Sierra Pacific Resources                                                   8.625         3/15/2014            50,000         52,967
TECO Energy, Inc.                                                          7.500         6/15/2010            50,000         51,000
TECO Energy, Inc.                                                          6.750          5/1/2015            10,000          9,725
                                                                                                                        -----------
                                                                                                                          1,805,106
                                                                                                                        -----------
Total Corporate (Cost $14,323,222)                                                                                       14,164,671
                                                                                                                        -----------
Municipal Bonds--1.3%
Erie County NY Tob Asset Securitization Corp.                              6.000          6/1/2028            25,000         24,372
Tobacco Settlement Authority Iowa                                          6.500          6/1/2023           135,000        132,621
Tobacco Settlement Authority Michigan                                      7.309          6/1/2034            55,000         54,948
                                                                                                                        -----------
Total Municipal Bonds (Cost $213,525)                                                                                       211,941
                                                                                                                        -----------
Yankee Bonds--7.5%
Angiotech Pharmaceutical 144A                                              7.750          4/1/2014            10,000          9,550
Bombardier, Inc. 144A                                                      6.300          5/1/2014           100,000         87,000
Ineos Group Holdings Plc 144A (a)                                          0.000         2/15/2016           115,000        107,669
Intelsat Sub Holding Co., Ltd. (b)                                         9.609         1/15/2012            85,000         85,850
Jean Coutu Group, Inc. (a)                                                 7.625          8/1/2012            50,000         48,500
JSG Funding PLC                                                            9.625         10/1/2012            50,000         51,500
Kaupthing Bank 144A                                                        7.125         5/19/2016           180,000        180,054
Nell AF Sarl 144A (a)                                                      8.375         8/15/2015            75,000         72,094
Norampac, Inc.                                                             6.750          6/1/2013           120,000        108,000
Rogers Wireless Inc.                                                       8.000        12/15/2012            60,000         61,350
Rogers Wireless, Inc. (b)                                                  8.454        12/15/2010            60,000         61,725
Rogers Wireless, Inc.                                                      7.250        12/15/2012            50,000         50,375
Royal Caribbean Cruises Ltd.                                               8.750          2/2/2011           110,000        118,255
Russel Metals, Inc.                                                        6.375          3/1/2014            50,000         46,250
Shinsei Finance Cayman Ltd. 144A                                           6.418         7/20/2048           100,000         93,918
Stena AB                                                                   7.500         11/1/2013            70,000         67,900
                                                                                                                        -----------
Total Yankee Bonds (Cost $1,289,078)                                                                                      1,249,990
                                                                                                                        -----------
Foreign Denominated--3.4%

Euro--3.4%
Culligan Finance Corp., BV 144A                                            8.000         10/1/2014     EUR    35,000         46,772
Fresenius Finance BV 144A                                                  5.000         1/31/2013            10,000         12,468
General Motors Acceptance Corp.                                            5.375          6/6/2011            45,000         54,532
GMAC International Finance BV (a)                                          4.375        10/31/2007            85,000        107,000
Hornbach Baumarkt AG 144A                                                  6.125        11/15/2014            15,000         19,278
Nordic Tel Co. Holdings 144A                                               8.250          5/1/2016            50,000         65,379
NTL Cable PLC                                                              8.750         4/15/2014            35,000         45,597
Remy Cointreau S.A. 144A                                                   6.500          7/1/2010            40,000         53,198
Sensata Technologies BV 144A                                               9.000          5/1/2016            50,000         64,647
Telenet Communications NV 144A                                             9.000        12/15/2013            74,700        104,588
                                                                                                                        -----------
Total Foreign Denominated (Cost $532,552)                                                                                   573,459
                                                                                                                        -----------
TOTAL BONDS AND NOTES (Cost $16,473,377)                                                                                 16,338,816
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

              Schedule of Investments -- June 30, 2006 (Unaudited)
------------------------------------------------------------------

                                                                                                                            Value
Security Description                                                                                          Shares      (Note 1A)
===================================================================================================================================
CONVERTIBLE PREFERRED STOCKS--0.9%
Fannie Mae 7.00% CVT Pfd                                                                                         300    $    16,106
Sovereign Capital Trust IV 4.375% CVT Pfd                                                                      3,100        140,275
                                                                                                                        -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $179,013)                                                                          156,381
                                                                                                                        -----------
INVESTMENT OF CASH COLLATERAL--6.7%                                         Rate
BlackRock Cash Strategies L.L.C. (d) (Cost $1,120,900)                     5.140%                          1,120,900      1,120,900
                                                                                                                        -----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $17,773,290)                                                                        17,616,097
                                                                                                                        -----------

AFFILIATED INVESTMENTS--2.0%
Dreyfus Institutional Preferred Plus
  Money Market Fund (d) (e) (Cost $321,890)                                5.320%                            321,890        321,890
                                                                                                                        -----------
Total Investments--107.3% (Cost $18,095,180)                                                                             17,937,987
                                                                                                                        -----------
Liabilities in Excess of Other Assets--(7.3%)                                                                            (1,214,983)
                                                                                                                        -----------
NET ASSETS--100.0%                                                                                                      $16,723,004
                                                                                                                        ===========

Notes to Schedule of Investments:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the value of these securities amounted to $3,804,886 or 22.7% of net assets.
(a)  Security, or a portion of thereof, was on loan at June 30, 2006.
(b)  Variable Rate Security; rate indicated is as of June 30,2006.
(c)  Step-up bond rate, rate indicated as of June 30,2006.
(d)  Stated yield is the seven day yield for the fund at June 30, 2006.
(e)  Affiliated institutional money market fund.
CVT--Convertible
EUR--Euro
REIT--Real Estate Investment Trust

At June 30, 2006, the Fund held the following open swap agreements:

                                                                                                                      Unrealized
Credit Default Swaps             Reference            Buy/Sell      (Pay)/Receive    Expiration      Notional        Appreciation/
   Counterparty                   Entity            Protection+       Fixed Rate        Date          Amount        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan                      Dow Jones CDX.NA.HY.4     Sell             3.60%         6/20/2010     $210,000          $ 2,239
JPMorgan                   Dow Jones CDX.NA.HY.BB.5     Buy             (2.50%)       12/20/2010      210,000           (4,907)
Merrill Lynch   Dow Jones CDX.NA.IG.4 7-10% Tranche     Buy            (0.305%)        6/20/2010      242,600           (1,614)
Morgan Stanley  Dow Jones CDX.NA.IG.4 7-10% Tranche     Buy             (0.35%)        6/20/2010      385,400           (3,188)
                                                                                                                       --------
                                                                                                                       $(7,470)
                                                                                                                       --------

+ If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

At June 30, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                 Local
                               Principal             Contract              Value at                 USD Amount           Unrealized
Contracts to Deliver             Amount             Value Date           June 30, 2006              to Receive             (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Euro                            486,000              9/20/2006             $624,965                  $616,012             $(8,953)
                                                                           ========                  ========             ========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

                       Statement of Assets and Liabilities
                            June 30, 2006 (Unaudited)
------------------------------------------------------------------

Assets
  Investments in securities (including securities on loan, valued at $1,077,243 (Note 7))
    Unaffiliated issuers, at value (Note 1A) (cost $17,773,290)                                         $ 17,616,097
    Affiliated issuers, at value (Note 1A) (cost $321,890) (Note 1H)                                         321,890
  Foreign currency, at value (cost $9,847)                                                                     9,982
  Receivable for investments sold                                                                            124,035
  Unrealized apppreciation on swap contracts (Note 6)                                                          2,239
  Swap premium paid                                                                                            6,604
  Interest and dividends receivable                                                                          266,513
  Prepaid expenses                                                                                             3,847
                                                                                                        ------------
    Total assets                                                                                          18,351,207
Liabilities
  Collateral for securities on loan (Note 7)                                           $ 1,120,900
  Payable for investments purchased                                                        455,599
  Unrealized depreciation on swap contracts (Note 6)                                         9,709
  Payable to brokers (Note 6)                                                                  220
  Unrealized depreciation on forward currency exchange contracts (Note 6)                    8,953
  Accrued professional fees                                                                 24,918
  Accrued accounting, administration, custody and transfer agent fees (Note 2)               5,991
  Accrued trustees' fees and expenses (Note 2)                                               1,034
  Accrued chief compliance officer fee (Note 2)                                                278
  Accrued shareholder reporting expense (Note 2)                                               500
  Other accrued expenses and liabilities                                                       101
    Total liabilities                                                                 ------------         1,628,203
                                                                                                        ------------
Net Assets                                                                                              $ 16,723,004
                                                                                                        ============
Net Assets consist of:
  Paid-in capital                                                                                       $ 33,057,708
  Accumulated net realized loss                                                                          (16,205,015)
  Net investment income                                                                                       43,534
  Net unrealized depreciation                                                                               (173,223)
                                                                                                        ------------
Total Net Assets                                                                                        $ 16,723,004
                                                                                                        ============
Shares of beneficial interest outstanding                                                                  1,017,074
Net Asset Value, offering and redemption price per share                                                ============
  (Net Assets/Shares outstanding)                                                                       $      16.44
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  Standish Mellon Opportunistic High Yield Fund
------------------------------------------------------------------
                             Statement of Operations
               For the Six Months Ended June 30, 2006 (Unaudited)

Investment Income (Note 1B)
  Interest income                                                                                          $ 655,739
  Dividend income from affiliated investments (Note 1H)                                                        6,725
  Security lending income (Note 7)                                                                             3,147
  Dividend income                                                                                             10,207
                                                                                                        ------------
                                                                                                             675,818
Expenses
  Investment advisory fee (Note 2)                                                        $ 36,410
  Accounting, administration, custody, and transfer agent fees (Note 2)                     28,142
  Professional fees                                                                         28,176
  Registration fees                                                                          3,843
  Trustees' fees and expenses (Note 2)                                                       2,096
  Insurance expense                                                                          1,959
  Chief compliance officer expense (Note 2)                                                  1,933
  Miscellaneous expenses                                                                     4,340
                                                                                      ------------
                                                                                           106,899
Deduct:
  Waiver of investment advisory fee (Note 2)                                               (36,410)
  Reimbursement of Fund operating expenses (Note 2)                                        (61,383)
                                                                                      ------------
    Total expense deductions                                                               (97,793)
                                                                                      ------------
      Net expenses                                                                                             9,106
                                                                                                        ------------
        Net investment income                                                                                666,712
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investments                                                                             67,112
    Foreign currency transactions and forward currency exchange transactions              (19,669)
    Swap transactions                                                                        4,015
                                                                                      ------------
      Net realized gain                                                                                       51,458
  Change in unrealized appreciation (depreciation) on:
    Investments                                                                           (436,329)
    Foreign currency transactions and forward currency exchange contracts                  (11,954)
    Swap contracts                                                                          10,352
                                                                                      ------------
      Net change in net unrealized appreciation (depreciation)                                              (437,931)
                                                                                                        ------------
    Net realized and unrealized gain (loss) on investments                                                  (386,473)
                                                                                                        ------------
Net Increase in Net Assets from Operations                                                                 $ 280,239
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                  Standish Mellon Opportunistic High Yield Fund

                       Statements of Changes in Net Assets
------------------------------------------------------------------

                                                                                     For the
                                                                                 Six Months Ended              For the
                                                                                  June 30, 2006               Year Ended
                                                                                   (Unaudited)             December 31, 2005
                                                                                  ---------------       ----------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                             $   666,712               $ 1,349,737
  Net realized gain (loss)                                                               51,458                     3,541
  Change in net unrealized appreciation (depreciation)                                 (437,931)                 (688,645)
                                                                                   ------------              ------------
  Net increase (decrease) in net assets from investment operations                      280,239                   664,633
                                                                                   ------------              ------------
Distributions to Shareholders (Note 1C)
  From net investment income                                                           (633,229)               (1,451,950)
                                                                                   ------------              ------------
  Total distributions to shareholders                                                  (633,229)               (1,451,950)
                                                                                   ------------              ------------
Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                           --                 7,614,232
  Value of shares issued to shareholders in reinvestment of distributions               428,675                   998,844
  Cost of shares redeemed                                                            (3,210,000)               (5,822,713)
                                                                                   ------------              ------------
  Net increase (decrease) in net assets from Fund share transactions                 (2,781,325)                2,790,363
                                                                                   ------------              ------------
Total Increase (Decrease) in Net Assets                                              (3,134,315)                2,003,046
Net Assets
  At beginning of period                                                             19,857,319                17,854,273
                                                                                   ------------              ------------
  At end of period (including undistributed
    net investment income of $43,534 and $10,051, respectively)                     $16,723,004               $19,857,319
                                                                                   ============              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                   For the Period
                                                            For the                                                April 2, 2001
                                                        Six Months Ended        Year Ended December 31,            (commencement
                                                         June 30, 2006    -------------------------------------   of operations) to
                                                          (Unaudited)      2005      2004      2003     2002      December 31, 2001
                                                         -------------   --------  --------  -------- --------  --------------------
Net Asset Value, Beginning of Period                       $ 16.81       $ 17.47    $ 17.64   $ 15.72   $ 16.36        $ 20.00
                                                           -------       -------    -------   -------   -------        -------
From Investment Operations:
  Net investment income * (a)                                 0.62          1.21       1.38      1.36      1.41           1.34
  Net realized and unrealized gain (loss) on investments     (0.39)        (0.61)      0.47      1.97     (0.46)         (1.93)
                                                           -------       -------    -------   -------   -------        -------
Total from investment operations                              0.23          0.60       1.85      3.33      0.95          (0.59)
                                                           -------       -------    -------   -------   -------        -------
Less Distributions to Shareholders:
  From net investment income                                 (0.60)        (1.26)     (2.02)    (1.41)    (1.58)         (2.98)
  From tax return of capital                                    --            --         --        --     (0.01)         (0.07)
                                                           -------       -------    -------   -------   -------        -------
Total distributions to shareholders                          (0.60)        (1.26)     (2.02)    (1.41)    (1.59)         (3.05)
                                                           -------       -------    -------   -------   -------        -------

Net Asset Value, End of Period                             $ 16.44       $ 16.81    $ 17.47   $ 17.64   $ 15.72        $ 16.36
                                                           =======       =======    =======   =======   =======        =======
Total Return (b)                                              1.37%(c)      3.55%     10.85%    21.77%     6.07%         (2.91%)(c)
Ratios/Supplemental Data:
  Expenses (to average daily net assets)*                     0.10%(d)      0.10%      0.10%     0.10%     0.10%          0.10%(d)
  Net Investment Income (to average daily net assets)*        7.35%(d)      7.03%      7.57%     8.00%     8.78%          9.46%(d)
  Portfolio Turnover                                            15%(c)        42%        36%      133%      121%           191%(c)
  Net Assets, End of Period (000's omitted)                $16,723       $19,857    $17,854   $41,843   $39,032        $46,193
-----------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

  Net investment income per share (a)                       $ 0.53        $ 1.02     $ 1.25    $ 1.22    $ 1.31         $ 1.28
  Ratios (to average daily net assets):
    Expenses *                                                1.18%(d)      1.20%      0.83%     0.91%     0.73%          0.54%(d)
    Net investment income*                                    6.27%(d)      5.93%      6.84%     7.19%     8.15%          9.02%(d)

(a)  Calculated based on average shares outstanding.
(b) Total return would have been lower in the absence of fee waivers and expense limitations.
(c)  Not annualized.
(d)  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Opportunistic High Yield Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consistent with preserving principal, primarily through the generation of current income and, to a lesser extent, capital appreciation by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.   Investment security valuations

     Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which accurate market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

B.   Securities transactions and income

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities and short-term securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

C.   Distributions to shareholders

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, amortization and/or accretion of premiums and discounts on certain securities and capital loss carryforwards.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income(loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                  Mellon Institutional Funds Investment Trust
                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
                  Standish Mellon Opportunistic High Yield Fund

D.   Foreign currency transactions

     The Fund maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

E.   Investment risk

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

F.   Expenses

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G.   Commitments and contingencies

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

H.   Affiliated issuers

     Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  Investment Advisory Fee and other Transactions With Affiliates:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities, is payable monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.10% of the Fund's average daily net assets for the six months ended June 30, 2006. Pursuant to this agreement, for the six months ended June 30, 2006, Standish Mellon voluntarily waived its investment advisory fee in the amount of $36,410 and reimbursed the Fund for $61,383 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services, the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund was charged $3,238 during the six months ended June 30, 2006.

     The Fund entered into an agreement with Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Fund was charged $24,904 during the six months ended June 30, 2006.

     The Fund also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank collected $1,329 for the six months ended June 30, 2006. See Note 7 for further details.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
     The Fund has contracted Mellon Investor Services LLC, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of Standish Mellon, to provide printing and fulfillment services for the Fund. Pursuant to this agreement the Fund was charged $500 during the six months ended June 30, 2006.

     The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust's Chief Compliance Officer. For the six months ended June 30, 2006, the Fund was charged $1,933. No other director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

     The Fund pays administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The Fund's adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor's promotional efforts.

(3)  Purchases and Sales of Investments:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2006 were as follows:

                                                                         Purchases              Sales
                                                                        -----------          -----------

        Investments (non-U.S. Government Securities)                    $ 2,720,485          $ 5,160,932
                                                                        ===========          ===========

(4)  Shares of Beneficial Interest:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                             For the                For the
                                                                            Year Ended             Year Ended
                                                                           June 30, 2006        December 31, 2005

     Shares sold                                                               --                    439,323
     Shares issued to shareholders
       reinvestment of distributions declared                                25,842                   58,759
     Shares redeemed                                                       (189,788)                (339,279)
                                                                          ---------                ---------
     Net increase (decrease)                                               (163,946)                 158,803
                                                                          =========                =========

     At June 30, 2006, four shareholders of record held approximately 74% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 7 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2006, the Fund did not collect any redemption fees

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
(5)  Federal Taxes:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2006, as computed on a federal income tax basis, were as follows:

                              Aggregate cost                                    $18,095,180
                                                                                ===========
                              Gross unrealized appreciation                         267,017
                              Gross unrealized depreciation                        (424,210)
                                                                                ===========
                              Net unrealized appreciation (depreciation)          $(157,193)
                                                                                ===========

(6)  Financial Instruments:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following instruments with off-balance sheet risk:

     Options

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund did not enter into any options transactions during the six months ended June 30, 2006.

     Forward currency exchange contracts

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2006, the Fund held currency exchange contracts. See the Schedule of Investments for further details.

     Futures contracts

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
     security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2006, the Fund did not hold any futures contracts. See the Schedule of Investments for further details.

     Swap agreements

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities, and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain and loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2006, the Fund held open swap agreements. See the Schedule of Investments for further details.

(7)  Security Lending:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.

     The Fund loaned securities during the six months ended June 30, 2006 and earned interest on the invested collateral of $36,128, of which $32,981 was rebated to borrowers or paid in fees. At June 30, 2006, the Fund had securities valued at $1,077,243 on loan. See the Schedule of Investments for further detail on the security positions on loan and collateral held.

                   Mellon Institutional Funds Investment Trust
                 Standish Mellon Opportunistic High Yield Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------
(8)  Delayed Delivery Transactions:

     The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     For six months ended June 30, 2006, the Fund did not enter into any delayed delivery transactions.

(9)  Line of Credit:

     The Fund, and other funds in the Trust and subtrusts in Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each fund/portfolio to borrow, in the aggregate, up to $35 million. Interest is charged to each participating fund/portfolio based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds/portfolios at the end of each quarter. For six months ended June 30, 2006, the facility fee was $123 for the Fund.

     For the six months ended June 30, 2006, the Fund had average borrowings outstanding of $9,889 on a total of nine days and incurred $972 of interest expense.

     Trustees and Officers

     The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended June 30, 2006. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                    Number of                             Trustee
                                                                Principal         Portfolios in        Other           Remuneration
Name                                     Term of Office       Occupation(s)        Fund Complex     Directorships     (period ended
Address, and              Position(s)     and Length of        During Past          Overseen by       Held by            June 30,
Date of Birth           Held with Trust    Time Served           5 Years             Trustee          Trustee              2006)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming          Trustee        Trustee        Chairman Emeritus, Decision    34              None               $321
c/o Decision Resources, Inc.              since          Resources, Inc. ("DRI")
260 Charles Street                        11/3/1986      (biotechnology research and
Waltham, MA 02453                                        consulting firm); formerly
9/30/40                                                  Chairman of the Board and
                                                         Chief Executive Officer, DRI

Caleb Loring III           Trustee        Trustee        Trustee, Essex Street          34              None               $336
c/o Essex Street Associates               since          Associates (family
P.O. Box 5600                             11/3/1986      investment trust office)
Beverly MA 01915
11/14/43

Benjamin M. Friedman       Trustee        Trustee        William Joseph Maier,          34              None               $321
c/o Harvard University                    since          Professor of Political
Littauer Center 127                       9/13/1989      Economy, Harvard University
Cambridge, MA 02138
8/5/44

John H. Hewitt             Trustee        Trustee        Trustee, Mertens House,        34              None               $321
P.O. Box 2333              since                         Inc. (hospice)
New London, NH 03257
4/11/35                                   11/3/1986

Interested Trustees

Patrick J. Sheppard        Trustee,       Since 2003     President and Chief            34              None               $0
The Boston Company         President                     Operating Officer of The
Asset Management, LLC      and Chief                     Boston Company Asset
One Boston Place           Executive                     Management, LLC; formerly
Boston, MA 02108           Officer                       Senior Vice President and
7/24/65                                                  Chief Operating Officer,
                                                         Mellon Asset Management
                                                         ("MAM") and Vice President
                                                         and Chief Financial
                                                         Officer, MAM

Principal Officers who are Not Trustees

Name                                                          Term of Office
Address, and                              Position(s)          and Length of         Principal Occupation(s)
Date of Birth                           Held with Trust         Time Served            During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann                       Vice President           Since 2003      Senior Vice President and Head of Operations,
Mellon Asset Management                  and Secretary                           Mellon Asset Management ("MAM"); formerly First
One Boston Place                                                                 Vice President, MAM and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson                      Vice President           Vice President  Vice President and Mutual Funds Controller,
Mellon Asset Management                 and Treasurer            since 1999;     Mellon Asset Management; formerly Assistant Vice
One Boston Place                                                 Treasurer       President and Mutual Funds Controller, Standish
Boston, MA 02108                                                 since 2002      Mellon Asset Management Company, LLC
7/14/65

Denise B. Kneeland                      Assistant Vice           Since 1996      Vice President and Manager, Mutual Funds
Mellon Asset Management                   President                              Operations, Mellon Asset Management; formerly Vice
One Boston Place                                                                 President and Manager, Mutual Fund Operations,
Boston, MA 02108                                                                 Standish Mellon Asset Management Company, LLC
8/19/51

Cara E. Hultgren                        Assistant Vice           Since 2001      Assistant Vice President and Manager of Compliance,
Mellon Asset Management                   President                              Mellon Asset Management ("MAM"); formerly Manager
One Boston Place                                                                 of Shareholder Services, MAM, and Shareholder
Boston, MA 02108                                                                 Representative, Standish Mellon Asset Management
1/19/71                                                                          Company, LLC

Mary T. Lomasney                           Chief                 Since 2005      First Vice President, Mellon Asset Management and
Mellon Asset Management                  Compliance                              Chief Compliance Officer, Mellon Funds
One Boston Place                           Officer                               Distributor, L.P. and Mellon Optima L/S Strategy
Boston, MA 02108                                                                 Fund, LLC; formerly Director, Blackrock, Inc.,
4/8/57                                                                           Senior Vice President, State Street Research &
                                                                                 Management Company ("SSRM"), and Vice President,
                                                                                 SSRM

                       THIS PAGE INTENTIONALLY LEFT BLANK

                          [LOGO]Mellon
                                --------------------------
                                Mellon Institutional Funds

                                One Boston Place
                                Boston, MA 02108-4408
                                800.221.4795
                                www.melloninstitutionalfunds.com

                                                                   6949SA0606

Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Shareholders filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers Of Closed-End Management Companies

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
                Exhibit 99CERT.302

         (a)(3) Not applicable to the Registrant.

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Investment Trust

By (Signature and Title):  /s/ BARBARA A. MCCANN
                           ---------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date:  September 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ PATRICK J. SHEPPARD
                           -----------------------
                           Patrick J. Sheppard, President and Chief Executive Officer

                           Date:  September 7, 2006



By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           ----------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date:  September 7, 2006